UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

thinSecurity Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 55.2%
Advanced Materials - 0.0%

STR Holdings, Inc.†	605	$1,210

Advertising Agencies - 0.5%

Omnicom Group, Inc.	14,249	819,745

Aerospace/Defense - 1.2%

Aerovironment, Inc.†	325	7,189
Boeing Co.	16,498	1,268,696
Cubic Corp.	273	11,395
General Dynamics Corp.	1,449	98,488
Lockheed Martin Corp.	2,909	255,992
National Presto Industries, Inc.	83	6,307
Northrop Grumman Corp.	3,142	206,367
Teledyne Technologies, Inc.†	629	46,282

		1,900,716

Aerospace/Defense-Equipment - 0.1%

AAR Corp.	680	11,948
Curtiss-Wright Corp.	797	27,664
GenCorp, Inc.†	1,031	12,423
Kaman Corp.	452	15,775
Moog, Inc., Class A†	773	34,754
Orbital Sciences Corp.†	1,014	14,987

		117,551

Agricultural Chemicals - 0.5%

CF Industries Holdings, Inc.	3,093	621,167
Mosaic Co.	1,554	90,971

		712,138

Agricultural Operations - 0.0%

Andersons, Inc.	288	14,135

Airlines - 0.0%

Allegiant Travel Co.	260	20,875
SkyWest, Inc.	873	12,222
Southwest Airlines Co.	614	7,184

		40,281

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	972	16,583
Darling International, Inc.†	2,006	33,480

		50,063

Apparel Manufacturers - 0.1%

Maidenform Brands, Inc.†	402	7,714
Oxford Industries, Inc.	243	11,812
Quiksilver, Inc.†	2,120	13,250
Ralph Lauren Corp.	372	64,531
True Religion Apparel, Inc.	404	10,783

		108,090

Applications Software - 1.0%

Ebix, Inc.	546	8,752
EPIQ Systems, Inc.	544	6,767
Intuit, Inc.	1,513	97,558
Microsoft Corp.	49,413	1,373,682
Progress Software Corp.†	986	22,205

		1,508,964

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†	391	1,842

Audio/Video Products - 0.0%

DTS, Inc.†	303	6,030
Universal Electronics, Inc.†	256	5,002
VOXX International Corp.†	272	2,706

		13,738

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	501	18,562

Auto/Truck Parts & Equipment-Original - 0.1%

Delphi Automotive PLC†	2,569	107,513
Spartan Motors, Inc.	478	2,529
Superior Industries International, Inc.	394	8,569
Titan International, Inc.	811	17,120

		135,731

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.	458	16,012
Standard Motor Products, Inc.	334	8,260

		24,272

Banks-Commercial - 0.6%

Bank of the Ozarks, Inc.	502	19,272
Banner Corp.	298	8,854
BBCN Bancorp, Inc.	1,330	16,465
City Holding Co.	266	10,087
Columbia Banking System, Inc.	676	13,520
Community Bank System, Inc.	674	19,458
CVB Financial Corp.	1,500	15,900
First BanCorp†	1,124	6,148
First Commonwealth Financial Corp.	1,748	12,708
First Financial Bancorp	997	15,284
First Financial Bankshares, Inc.	510	22,746
First Midwest Bancorp, Inc.	1,275	15,938
FNB Corp.	2,381	27,048
Glacier Bancorp, Inc.	1,225	21,364
Hanmi Financial Corp.†	505	8,580
Home BancShares, Inc.	391	13,235
Independent Bank Corp.	387	12,264
M&T Bank Corp.	1,618	165,182
MB Financial, Inc.	930	22,050
National Penn Bancshares, Inc.	2,063	20,217
NBT Bancorp, Inc.	575	11,765
Old National Bancorp	1,727	23,314
PacWest Bancorp	548	14,977
Pinnacle Financial Partners, Inc.†	542	11,767
PrivateBancorp, Inc.	1,065	19,074
Regions Financial Corp.	32,759	250,606
S&T Bancorp, Inc.	507	9,156
Simmons First National Corp., Class A	284	7,140
Sterling Bancorp	484	4,922
Susquehanna Bancshares, Inc.	3,176	36,937
Texas Capital Bancshares, Inc.†	692	29,244
Tompkins Financial Corp.	196	8,120
TrustCo Bank Corp.	1,600	8,336
UMB Financial Corp.	553	25,211
Umpqua Holdings Corp.	1,906	23,920
United Bankshares, Inc.	779	20,254
United Community Banks, Inc.†	741	7,981
ViewPoint Financial Group, Inc.	607	12,656
Wilshire Bancorp, Inc.†	995	5,841
Wintrust Financial Corp.	621	22,667

		1,020,208

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp.	2,658	72,138
Boston Private Financial Holdings, Inc.	1,345	12,280

		84,418

Banks-Super Regional - 2.1%

Capital One Financial Corp.	14,286	729,015
Comerica, Inc.	1,601	55,042
Fifth Third Bancorp	7,045	111,593
US Bancorp	2,058	69,931
Wells Fargo & Co.	67,457	2,366,391

		3,331,972

Batteries/Battery Systems - 0.0%

EnerSys, Inc.†	826	33,767

Beverages-Non-alcoholic - 0.8%

Coca-Cola Co.	4,351	168,471
Dr Pepper Snapple Group, Inc.	9,668	421,718
Monster Beverage Corp.†	3,396	171,260
PepsiCo, Inc.	7,689	582,596

		1,344,045

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	143	22,227

Broadcast Services/Program - 0.1%

Digital Generation, Inc.†	432	3,348
Discovery Communications, Inc., Class A†	2,221	162,866

		166,214

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.	320	11,642
Gibraltar Industries, Inc.†	489	8,386
NCI Building Systems, Inc.†	323	5,281
Quanex Building Products Corp.	629	12,524
Simpson Manufacturing Co., Inc.	683	19,875

		57,708

Building & Construction-Misc. - 0.0%

Aegion Corp.†	669	16,076
Dycom Industries, Inc.†	555	11,627

		27,703

Building Products-Air & Heating - 0.0%

AAON, Inc.	318	7,651
Comfort Systems USA, Inc.	599	7,476

		15,127

Building Products-Cement - 0.1%

Eagle Materials, Inc.	792	50,933
Headwaters, Inc.†	1,212	11,405
Texas Industries, Inc.†	353	20,492

		82,830

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	484	12,483
Griffon Corp.	738	8,317

		20,800

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	337	13,675

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	463	4,408

Building-Maintance & Services - 0.0%

ABM Industries, Inc.	859	19,499

Building-Mobile Home/Manufactured Housing - 0.0%

Winnebago Industries, Inc.†	469	9,089

Building-Residential/Commercial - 0.8%

D.R. Horton, Inc.	47,845	1,066,943
M/I Homes, Inc.†	365	8,359
Meritage Homes Corp.†	527	21,338
PulteGroup, Inc.†	7,825	150,083
Ryland Group, Inc.	769	27,469
Standard Pacific Corp.†	1,877	15,279

		1,289,471

Cable/Satellite TV - 0.4%

Comcast Corp., Class A	13,417	533,862
Time Warner Cable, Inc.	182	15,723

		549,585

Casino Hotels - 0.0%

Boyd Gaming Corp.†	903	5,933
Monarch Casino & Resort, Inc.†	164	1,650

		7,583

Casino Services - 0.0%

Multimedia Games Holding Co., Inc.†	482	9,013
SHFL Entertainment, Inc.†	953	15,115

		24,128

Chemicals-Diversified - 1.2%

Dow Chemical Co.	19,793	627,834
E.I. du Pont de Nemours & Co.	22,420	1,073,918
Innophos Holdings, Inc.	370	18,067
LyondellBasell Industries NV, Class A	2,269	133,009

		1,852,828

Chemicals-Other - 0.0%

American Vanguard Corp.	406	12,598

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	499	15,644
PolyOne Corp.	1,517	34,572

		50,216

Chemicals-Specialty - 0.1%

Balchem Corp.	500	20,165
H.B. Fuller Co.	850	34,739
Hawkins, Inc.	156	6,153
Kraton Performance Polymers, Inc.†	550	13,222
OM Group, Inc.†	552	13,546
Quaker Chemical Corp.	223	12,802
Stepan Co.	283	17,331
Zep, Inc.	356	5,326

		123,284

Circuit Boards - 0.0%

Park Electrochemical Corp.	330	8,349
TTM Technologies, Inc.†	893	7,323

		15,672

Coal - 0.1%

Cloud Peak Energy, Inc.†	1,041	17,843
Peabody Energy Corp.	1,489	32,103
SunCoke Energy, Inc.†	1,192	19,656

		69,602

Commercial Services - 0.1%

Arbitron, Inc.	446	20,891
ExlService Holdings, Inc.†	444	13,440
Healthcare Services Group, Inc.	1,154	27,811
Live Nation Entertainment, Inc.†	2,405	25,469
Medifast, Inc.†	233	5,401
TeleTech Holdings, Inc.†	368	6,885

		99,897

Commercial Services-Finance - 0.3%

Cardtronics, Inc.†	758	19,981
Heartland Payment Systems, Inc.	639	19,873
Mastercard, Inc., Class A	754	390,436
Total System Services, Inc.	1,959	46,546

		476,836

Communications Software - 0.0%

Digi International, Inc.†	404	3,983

Computer Aided Design - 0.0%

Autodesk, Inc.†	738	27,099

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	631	13,251

Computer Services - 1.6%

Accenture PLC, Class A	3,217	239,216
CACI International, Inc., Class A†	389	19,742
CIBER, Inc.†	1,142	5,082
Computer Sciences Corp.	1,945	93,418
iGATE Corp.†	520	9,937
Insight Enterprises, Inc.†	759	14,588
International Business Machines Corp.	10,083	2,024,969
j2 Global, Inc.	734	26,189
LivePerson, Inc.†	857	12,401
Manhattan Associates, Inc.†	339	23,683
Sykes Enterprises, Inc.†	664	9,867
Virtusa Corp.†	319	6,683

		2,485,775

Computer Software - 0.0%

Avid Technology, Inc.†	486	3,368
Blackbaud, Inc.	769	21,378

		24,746

Computers - 1.8%

Apple, Inc.	5,970	2,635,158
Hewlett-Packard Co.	12,217	246,050

		2,881,208

Computers-Integrated Systems - 0.1%

3D Systems Corp.†	1,254	46,348
Agilysys, Inc.†	222	2,045
Mercury Systems, Inc.†	549	3,761
MTS Systems Corp.	267	14,418
Netscout Systems, Inc.†	612	15,563
Radisys Corp.†	332	1,391
Super Micro Computer, Inc.†	442	5,171

		88,697

Computers-Memory Devices - 0.4%

EMC Corp.†	24,625	566,621
Seagate Technology PLC	951	30,584

		597,205

Computers-Periphery Equipment - 0.0%

Electronics for Imaging, Inc.†	793	18,287
Synaptics, Inc.†	561	19,500

		37,787

Consulting Services - 0.0%

Forrester Research, Inc.	247	6,783
MAXIMUS, Inc.	581	42,285
Navigant Consulting, Inc.†	871	11,088

		60,156

Consumer Products-Misc. - 0.2%

American Greetings Corp., Class A	514	8,327
Blyth, Inc.	183	2,615
Central Garden and Pet Co., Class A†	701	6,120
Clorox Co.	2,319	194,819
Helen of Troy, Ltd.†	542	20,097
Prestige Brands Holdings, Inc.†	860	20,460
WD-40 Co.	252	13,661

		266,099

Containers-Metal/Glass - 0.3%

Ball Corp.	9,694	430,511

Cosmetics & Toiletries - 0.6%

Colgate-Palmolive Co.	3,022	345,807
Estee Lauder Cos., Inc., Class A	2,200	141,020
Inter Parfums, Inc.	276	6,917
Procter & Gamble Co.	5,272	401,621

		895,365

Data Processing/Management - 0.2%

CSG Systems International, Inc.†	574	11,141
Dun & Bradstreet Corp.	697	56,178
Fidelity National Information Services, Inc.	1,385	52,145
Fiserv, Inc.†	1,505	123,576

		243,040

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	254	10,569

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	1,220	38,357
Patterson Cos., Inc.	2,079	75,551

		113,908

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	1,104	4,493

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	703	14,904

Direct Marketing - 0.0%

Harte-Hanks, Inc.	691	5,024

Disposable Medical Products - 0.0%

ICU Medical, Inc.†	219	12,431
Merit Medical Systems, Inc.†	659	7,855

		20,286

Distribution/Wholesale - 0.1%

MWI Veterinary Supply, Inc.†	205	25,883
Pool Corp.	796	36,393
ScanSource, Inc.†	471	14,135
United Stationers, Inc.	685	24,797

		101,208

Diversified Banking Institutions - 2.7%

Bank of America Corp.	92,266	1,036,147
JPMorgan Chase & Co.	42,645	2,086,194
Morgan Stanley	54,495	1,228,862

		4,351,203

Diversified Manufacturing Operations - 1.8%

3M Co.	3,916	407,264
A.O. Smith Corp.	661	47,281
Actuant Corp., Class A	1,242	37,769
AZZ, Inc.	431	19,249
Barnes Group, Inc.	802	21,341
Dover Corp.	13,234	970,714
EnPro Industries, Inc.†	353	16,425
Federal Signal Corp.†	1,061	8,276
General Electric Co.	15,692	364,368
Illinois Tool Works, Inc.	8,508	523,242
Ingersoll-Rand PLC	2,657	139,891
Koppers Holdings, Inc.	351	14,560
LSB Industries, Inc.†	321	12,439
Lydall, Inc.†	289	4,352
Standex International Corp.	217	11,679
Textron, Inc.	8,461	244,100
Tredegar Corp.	410	10,037

		2,852,987

Diversified Minerals - 0.0%

AMCOL International Corp.	430	12,573

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	329	25,395
Viad Corp.	345	9,474

		34,869

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	302	79,810
Blue Nile, Inc.†	213	7,227
eBay, Inc.†	796	43,525
Nutrisystem, Inc.	486	4,000
Stamps.com, Inc.†	237	5,780

		140,342

E-Commerce/Services - 0.3%

Expedia, Inc.	3,498	223,312
OpenTable, Inc.†	387	21,517
priceline.com, Inc.†	329	226,214
United Online, Inc.	1,549	9,139

		480,182

E-Marketing/Info - 0.0%

comScore, Inc.†	553	8,815
Liquidity Services, Inc.†	418	14,233
QuinStreet, Inc.†	381	2,183

		25,231

E-Services/Consulting - 0.0%

Perficient, Inc.†	564	6,531
Websense, Inc.†	622	9,324

		15,855

Electric Products-Misc. - 0.5%

Emerson Electric Co.	11,233	636,911
Littelfuse, Inc.	372	24,615
Molex, Inc.	6,636	183,884

		845,410

Electric-Generation - 0.2%

AES Corp.	20,537	238,640

Electric-Integrated - 1.0%

ALLETE, Inc.	595	27,965
Ameren Corp.	6,674	225,515
Avista Corp.	1,018	26,661
CH Energy Group, Inc.	255	16,608
Consolidated Edison, Inc.	417	24,603
El Paso Electric Co.	683	22,778
Exelon Corp.	10,033	310,923
FirstEnergy Corp.	1,275	50,337
Integrys Energy Group, Inc.	4,147	234,596
NextEra Energy, Inc.	4,471	321,331
NorthWestern Corp.	634	24,713
PPL Corp.	1,555	47,925
Public Service Enterprise Group, Inc.	5,643	183,905
UIL Holdings Corp.	861	33,717
UNS Energy Corp.	705	33,149

		1,584,726

Electronic Components-Misc. - 0.3%

Bel Fuse, Inc., Class B	172	2,866
Benchmark Electronics, Inc.†	944	16,444
CTS Corp.	545	5,341
Daktronics, Inc.	634	6,473
Jabil Circuit, Inc.	21,306	399,061
Methode Electronics, Inc.	580	7,604
OSI Systems, Inc.†	320	18,442
Plexus Corp.†	598	14,567
Rogers Corp.†	283	13,502

		484,300

Electronic Components-Semiconductors - 0.6%

Broadcom Corp., Class A	8,649	295,017
Ceva, Inc.†	382	5,780
Diodes, Inc.†	611	12,177
DSP Group, Inc.†	317	2,295
Entropic Communications, Inc.†	1,508	6,650
GT Advanced Technologies, Inc.†	1,904	5,445
Kopin Corp.†	935	3,011
Microsemi Corp.†	1,539	31,750
Monolithic Power Systems, Inc.	538	13,229
NVIDIA Corp.	7,287	92,253
Rubicon Technology, Inc.†	238	1,228
Supertex, Inc.	191	4,315
Texas Instruments, Inc.	12,656	434,987
Volterra Semiconductor Corp.†	427	6,555

		914,692

Electronic Connectors - 0.1%

Amphenol Corp., Class A	2,096	148,523

Electronic Forms - 0.2%

Adobe Systems, Inc.†	5,871	230,730

Electronic Measurement Instruments - 0.1%

Analogic Corp.	208	15,432
Badger Meter, Inc.	244	12,385
ESCO Technologies, Inc.	454	18,414
FARO Technologies, Inc.†	289	12,239
Measurement Specialties, Inc.†	261	9,480

		67,950

Electronic Security Devices - 0.2%

American Science & Engineering, Inc.	141	8,818
Tyco International, Ltd.	11,093	355,087

		363,905

Electronics-Military - 0.0%

L-3 Communications Holdings, Inc.	135	10,296

Engineering/R&D Services - 0.5%

EMCOR Group, Inc.	1,134	43,738
Engility Holdings, Inc.†	282	5,321
Exponent, Inc.†	225	11,311
Foster Wheeler AG†	30,364	730,558

		790,928

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	809	19,788

Enterprise Software/Service - 0.7%

CA, Inc.	3,972	97,274
Digital River, Inc.†	578	8,231
MicroStrategy, Inc., Class A†	151	15,384
Omnicell, Inc.†	565	10,181
Oracle Corp.	25,675	879,626
SYNNEX Corp.†	452	17,235
Tyler Technologies, Inc.†	448	25,267

		1,053,198

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	1,546	22,633

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	1,088	31,400

Finance-Consumer Loans - 0.2%

Encore Capital Group, Inc.†	367	10,845
Portfolio Recovery Associates, Inc.†	288	33,675
SLM Corp.	10,291	195,220
World Acceptance Corp.†	220	17,314

		257,054

Finance-Credit Card - 0.1%

Discover Financial Services	2,870	110,581
Visa, Inc., Class A	202	32,045

		142,626

Finance-Investment Banker/Broker - 0.0%

Interactive Brokers Group, Inc., Class A	696	10,238
Investment Technology Group, Inc.†	605	7,327
Piper Jaffray Cos.†	277	10,684
Stifel Financial Corp.†	967	33,400
SWS Group, Inc.†	419	2,686

		64,335

Finance-Other Services - 0.2%

Higher One Holdings, Inc.†	526	4,702
IntercontinentalExchange, Inc.†	2,080	322,026
MarketAxess Holdings, Inc.	635	24,803

		351,531

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	326	17,803

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	129	3,937
TreeHouse Foods, Inc.†	616	35,968

		39,905

Food-Confectionery - 0.2%

Hershey Co.	3,205	267,105

Food-Meat Products - 0.3%

Hormel Foods Corp.	12,740	476,603
Tyson Foods, Inc., Class A	2,261	51,257

		527,860

Food-Misc./Diversified - 1.7%

B&G Foods, Inc.	895	26,313
Cal-Maine Foods, Inc.	236	9,556
Campbell Soup Co.	7,193	296,064
Diamond Foods, Inc.†	376	5,839
General Mills, Inc.	3,542	163,818
Hain Celestial Group, Inc.†	764	41,829
J&J Snack Foods Corp.	252	17,443
Kellogg Co.	11,121	672,821
Kraft Foods Group, Inc.	12,092	586,099
Mondelez International, Inc., Class A	29,305	810,283
Snyders-Lance, Inc.	819	20,278

		2,650,343

Food-Retail - 0.2%

Kroger Co.	5,111	149,292
Safeway, Inc.	6,190	147,694

		296,986

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	204	5,743
Nash Finch Co.	209	4,006
Spartan Stores, Inc.	371	6,181

		15,930

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	1,550	23,498
Iconix Brand Group, Inc.†	1,162	27,446
Skechers U.S.A., Inc., Class A†	654	13,669
Steven Madden, Ltd.†	696	30,687
Wolverine World Wide, Inc.	835	35,237

		130,537

Forestry - 0.0%

Deltic Timber Corp.	186	13,279

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	1,004	14,056

Garden Products - 0.0%

Toro Co.	1,001	45,145

Gas-Distribution - 0.1%

Laclede Group, Inc.	357	14,551
New Jersey Resources Corp.	710	31,637
Northwest Natural Gas Co.	458	20,862
Piedmont Natural Gas Co., Inc.	1,228	39,591
South Jersey Industries, Inc.	533	29,390
Southwest Gas Corp.	786	35,606

		171,637

Golf - 0.0%

Callaway Golf Co.	1,209	8,125

Health Care Cost Containment - 0.0%

Corvel Corp.†	100	4,804

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	1,835	42,829

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	442	12,349
La-Z-Boy, Inc.	893	16,360
Select Comfort Corp.†	955	19,606

		48,315

Hotels/Motels - 0.2%

Marcus Corp.	301	3,675
Marriott International, Inc., Class A	4,965	195,869
Starwood Hotels & Resorts Worldwide, Inc.	1,189	71,733

		271,277

Human Resources - 0.1%

AMN Healthcare Services, Inc.†	756	10,660
CDI Corp.	223	3,670
Cross Country Healthcare, Inc.†	454	2,588
Heidrick & Struggles International, Inc.	282	3,835
Insperity, Inc.	376	10,660
Kelly Services, Inc., Class A	445	7,859
Korn/Ferry International†	828	15,326
On Assignment, Inc.†	743	16,242
Resources Connection, Inc.	706	8,620
TrueBlue, Inc.†	684	13,263

		92,723

Identification Systems - 0.0%

Brady Corp., Class A	784	26,695
Checkpoint Systems, Inc.†	650	7,709

		34,404

Industrial Automated/Robotic - 0.2%

Cognex Corp.	681	28,050
Intermec, Inc.†	956	9,465
iRobot Corp.†	430	9,219
Rockwell Automation, Inc.	2,503	226,121

		272,855

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	477	22,390

Instruments-Scientific - 0.4%

FEI Co.	649	41,108
PerkinElmer, Inc.	17,562	600,093

		641,201

Insurance Brokers - 0.1%

Aon PLC	759	46,367
eHealth, Inc.†	345	5,358
Marsh & McLennan Cos., Inc.	799	29,675

		81,400

Insurance-Life/Health - 0.3%

Aflac, Inc.	6,095	304,445
Lincoln National Corp.	1,854	54,767
Principal Financial Group, Inc.	5,958	188,333

		547,545

Insurance-Multi-line - 0.4%

ACE, Ltd.	3,990	340,706
Allstate Corp.	6,498	299,038
Cincinnati Financial Corp.	193	8,687
Horace Mann Educators Corp.	671	13,728
United Fire Group, Inc.	372	9,144

		671,303

Insurance-Property/Casualty - 0.4%

AMERISAFE, Inc.†	310	10,112
Chubb Corp.	110	9,243
Employers Holdings, Inc.	524	11,009
Infinity Property & Casualty Corp.	199	11,182
Meadowbrook Insurance Group, Inc.	779	5,476
Navigators Group, Inc.†	180	10,109
ProAssurance Corp.	1,048	49,141
Progressive Corp.	11,663	284,111
RLI Corp.	289	19,924
Safety Insurance Group, Inc.	217	10,199
Selective Insurance Group, Inc.	937	20,839
Stewart Information Services Corp.	303	7,014
Tower Group, Inc.	588	10,966
Travelers Cos., Inc.	1,226	98,595

		557,920

Insurance-Reinsurance - 0.3%

Berkshire Hathaway, Inc., Class B†	5,318	543,287

Internet Application Software - 0.0%

Dealertrack Technologies, Inc.†	728	21,469

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	271	1,875

Internet Content-Information/News - 0.0%

Dice Holdings, Inc.†	854	8,233
HealthStream, Inc.†	335	7,166
XO Group, Inc.†	430	3,934

		19,333

Internet Security - 0.1%

Sourcefire, Inc.†	513	27,512
Symantec Corp.†	1,332	31,222
VASCO Data Security International, Inc.†	491	4,061
VeriSign, Inc.†	315	14,427

		77,222

Investment Companies - 0.0%

Prospect Capital Corp.	3,342	37,263

Investment Management/Advisor Services - 0.8%

BlackRock, Inc.	2,161	518,100
Calamos Asset Management, Inc., Class A	327	3,656
Federated Investors, Inc., Class B	368	8,545
Financial Engines, Inc.†	702	22,941
Legg Mason, Inc.	22,384	637,944
National Financial Partners Corp.†	679	13,349
Virtus Investment Partners, Inc.†	99	16,633

		1,221,168

Lasers-System/Components - 0.1%

Coherent, Inc.	408	23,566
Cymer, Inc.†	530	52,406
Electro Scientific Industries, Inc.	400	4,404
II-VI, Inc.†	929	16,100
Newport Corp.†	652	10,660
Rofin-Sinar Technologies, Inc.†	478	12,701

		119,837

Leisure Products - 0.0%

Brunswick Corp.	1,525	55,571

Linen Supply & Related Items - 0.1%

Cintas Corp.	1,413	62,031
G&K Services, Inc., Class A	326	13,584
UniFirst Corp.	255	21,303

		96,918

Machinery-Construction & Mining - 0.0%

Astec Industries, Inc.	357	12,713

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	328	21,343

Machinery-Farming - 0.0%
Lindsay Corp.	217	18,543

Machinery-General Industrial - 0.0%

Albany International Corp., Class A	492	14,051
Applied Industrial Technologies, Inc.	716	31,082
Intevac, Inc.†	334	1,597
Tennant Co.	317	14,794

		61,524

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.	173	9,020
Medidata Solutions, Inc.†	380	19,806
Quality Systems, Inc.	678	12,556

		41,382

Medical Instruments - 0.3%

Abaxis, Inc.	352	14,932
Boston Scientific Corp.†	11,586	85,621
CONMED Corp.	485	15,088
CryoLife, Inc.	406	2,489
Integra LifeSciences Holdings Corp.†	332	13,526
Natus Medical, Inc.†	510	6,477
NuVasive, Inc.†	741	13,760
St. Jude Medical, Inc.	5,835	239,235
SurModics, Inc.†	207	5,249
Symmetry Medical, Inc.†	588	6,133

		402,510

Medical Labs & Testing Services - 0.1%

Bio-Reference Labs, Inc.†	415	10,989
Quest Diagnostics, Inc.	1,038	58,305

		69,294

Medical Laser Systems - 0.0%

Palomar Medical Technologies, Inc.†	268	2,959

Medical Products - 0.8%

ABIOMED, Inc.†	615	9,865
Baxter International, Inc.	2,545	172,042
Cantel Medical Corp.	366	11,394
CareFusion Corp.†	2,845	93,145
Covidien PLC	6,901	438,697
Cyberonics, Inc.†	406	18,574
Greatbatch, Inc.†	404	10,936
Haemonetics Corp.†	879	36,259
Hanger, Inc.†	583	17,292
Invacare Corp.	495	7,182
Luminex Corp.†	644	10,871
West Pharmaceutical Services, Inc.	581	35,104
Zimmer Holdings, Inc.	5,469	409,956

		1,271,317

Medical-Biomedical/Gene - 0.5%

Acorda Therapeutics, Inc.†	684	20,349
Amgen, Inc.	908	83,000
Arqule, Inc.†	975	2,399
Biogen Idec, Inc.†	2,804	466,417
Cambrex Corp.†	475	5,467
Cubist Pharmaceuticals, Inc.†	1,097	46,546
Emergent Biosolutions, Inc.†	433	6,707
Enzo Biochem, Inc.†	491	1,473
Life Technologies Corp.†	2,673	155,381
Medicines Co.†	918	29,202
Momenta Pharmaceuticals, Inc.†	775	9,873
Spectrum Pharmaceuticals, Inc.	884	10,078

		836,892

Medical-Drugs - 2.8%

Abbott Laboratories	8,724	294,784
AbbVie, Inc.	7,783	287,348
Akorn, Inc.†	1,154	15,925
Bristol-Myers Squibb Co.	28,548	1,055,420
Eli Lilly & Co.	19,765	1,080,355
Hi-Tech Pharmacal Co., Inc.	189	6,995
Johnson & Johnson	3,330	253,446
Merck & Co., Inc.	9,724	415,506
Pfizer, Inc.	35,871	981,789
PharMerica Corp.†	502	7,194
Salix Pharmaceuticals, Ltd.†	852	41,620
ViroPharma, Inc.†	1,123	28,008

		4,468,390

Medical-HMO - 0.5%

Centene Corp.†	880	39,618
Cigna Corp.	1,786	104,409
Humana, Inc.	3,894	265,804
Magellan Health Services, Inc.†	471	24,285
Molina Healthcare, Inc.†	508	16,210
UnitedHealth Group, Inc.	6,344	339,087

		789,413

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	681	26,770

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	298	9,334
Kindred Healthcare, Inc.†	908	10,233

		19,567

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.	594	26,605
Almost Family, Inc.	124	2,553
Amedisys, Inc.†	527	5,955
Amsurg Corp.†	540	16,308
Gentiva Health Services, Inc.†	485	5,102
LHC Group, Inc.†	252	5,121

		61,644

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc.	6,221	287,472

Metal Processors & Fabrication - 0.1%

CIRCOR International, Inc.	297	12,379
Haynes International, Inc.	209	10,764
Kaydon Corp.	547	13,681
Mueller Industries, Inc.	479	25,473
RTI International Metals, Inc.†	517	15,339

		77,636

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	283	4,650
Olympic Steel, Inc.	139	2,873

		7,523

Metal-Aluminum - 0.0%

Century Aluminum Co.†	827	6,707
Kaiser Aluminum Corp.	286	17,515

		24,222

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	12,100	386,232

Miscellaneous Manufacturing - 0.0%

Hillenbrand, Inc.	1,067	26,344
John Bean Technologies Corp.	493	9,086
Movado Group, Inc.	302	10,884

		46,314

Multimedia - 0.7%

EW Scripps Co., Class A†	494	5,340
News Corp., Class A	11,105	319,824
Viacom, Inc., Class B	5,468	319,659
Walt Disney Co.	7,571	413,301

		1,058,124

Networking Products - 0.3%

Anixter International, Inc.	456	31,427
Black Box Corp.	274	6,647
Cisco Systems, Inc.	21,923	457,095
Ixia†	900	18,252
LogMeIn, Inc.†	380	6,787
NETGEAR, Inc.†	652	22,201
Procera Networks, Inc.†	330	3,861

		546,270

Non-Ferrous Metals - 0.0%

Globe Specialty Metals, Inc.	1,087	15,533
Materion Corp.	348	9,626

		25,159

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	7,428	97,307
Xerox Corp.	19,964	161,908

		259,215

Office Furnishings-Original - 0.0%

Interface, Inc.	978	17,907

Oil & Gas Drilling - 0.4%

Diamond Offshore Drilling, Inc.	3,715	258,861
Helmerich & Payne, Inc.	4,517	299,297

		558,158

Oil Companies-Exploration & Production - 0.9%

Anadarko Petroleum Corp.	7,859	625,419
Apache Corp.	2,970	220,582
Approach Resources, Inc.†	565	13,984
Cabot Oil & Gas Corp.	1,551	96,115
Carrizo Oil & Gas, Inc.†	621	14,587
Comstock Resources, Inc.†	763	10,774
Contango Oil & Gas Co.	217	8,411
Gulfport Energy Corp.†	1,130	46,274
Occidental Petroleum Corp.	2,113	173,963
PDC Energy, Inc.†	516	24,066
Penn Virginia Corp.	864	3,517
PetroQuest Energy, Inc.†	894	3,433
Southwestern Energy Co.†	5,887	201,748
Stone Energy Corp.†	843	17,239
Swift Energy Co.†	731	9,883

		1,469,995

Oil Companies-Integrated - 3.4%

Chevron Corp.	15,169	1,777,048
ConocoPhillips	7,895	457,515
Exxon Mobil Corp.	34,919	3,126,997
Phillips 66	1,399	88,081

		5,449,641

Oil Field Machinery & Equipment - 0.0%

Gulf Island Fabrication, Inc.	231	5,500
Lufkin Industries, Inc.	573	37,119

		42,619

Oil Refining & Marketing - 0.5%

Marathon Petroleum Corp.	3,761	311,712
Tesoro Corp.	2,713	152,579
Valero Energy Corp.	7,793	355,283

		819,574

Oil-Field Services - 0.1%

Basic Energy Services, Inc.†	468	6,847
C&J Energy Services, Inc.†	745	18,029
Exterran Holdings, Inc.†	1,106	27,904

Halliburton Co.	2,388	99,126
Hornbeck Offshore Services, Inc.†	543	23,077
Matrix Service Co.†	442	6,877
Pioneer Energy Services Corp.†	1,057	9,228
SEACOR Holdings, Inc.	337	23,415
TETRA Technologies, Inc.†	1,330	12,276

		226,779

Paper & Related Products - 0.1%

Buckeye Technologies, Inc.	659	18,274
Clearwater Paper Corp.†	395	19,114
KapStone Paper and Packaging Corp.	654	17,423
Neenah Paper, Inc.	270	7,884
P.H. Glatfelter Co.	730	13,249
Schweitzer-Mauduit International, Inc.	529	19,494
Wausau Paper Corp.	773	7,629

		103,067

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	9,707	552,425

Physicians Practice Management - 0.0%

Healthways, Inc.†	538	6,913
IPC The Hospitalist Co., Inc.†	284	11,843

		18,756

Platinum - 0.0%

Stillwater Mining Co.†	1,990	25,950

Poultry - 0.0%

Sanderson Farms, Inc.	340	17,248

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	600	10,824
Powell Industries, Inc.†	154	8,964
Vicor Corp.†	286	1,510

		21,298

Printing-Commercial - 0.1%

Consolidated Graphics, Inc.†	133	5,134
R.R. Donnelley & Sons Co.	11,345	118,442

		123,576

Protection/Safety - 0.0%

Landauer, Inc.	161	9,452

Publishing-Books - 0.1%

McGraw-Hill Cos., Inc.	1,675	77,971

Publishing-Newspapers - 0.1%

Dolan Co.†	440	1,281
Gannett Co., Inc.	4,132	82,929

		84,210

Real Estate Investment Trusts - 1.6%

Acadia Realty Trust	863	23,232
Apartment Investment & Management Co., Class A	16,360	484,583
AvalonBay Communities, Inc.	512	63,913
Cedar Realty Trust, Inc.	891	5,114
Colonial Properties Trust	1,411	30,421
Cousins Properties, Inc.	1,544	15,008
DiamondRock Hospitality Co.	3,324	29,717
Digital Realty Trust, Inc.	10,810	724,054
EastGroup Properties, Inc.	505	28,689
EPR Properties	798	38,934
Equity Residential	6,382	351,265
Franklin Street Properties Corp.	1,229	16,899
Geo Group, Inc.	1,202	41,517
Getty Realty Corp.	455	9,045
Government Properties Income Trust	735	19,448
Healthcare Realty Trust, Inc.	1,486	39,528
Inland Real Estate Corp.	1,324	12,790
Kite Realty Group Trust	1,167	7,690
LaSalle Hotel Properties	1,606	40,776
Lexington Realty Trust	2,587	29,647
LTC Properties, Inc.	520	20,056
Medical Properties Trust, Inc.	2,309	33,527
Mid-America Apartment Communities, Inc.	720	49,997
Parkway Properties, Inc.	569	9,622
Pennsylvania Real Estate Investment Trust	896	16,173
Post Properties, Inc.	927	44,255
PS Business Parks, Inc.	306	22,641
Public Storage	703	106,301
Sabra Health Care REIT, Inc.	631	16,677
Saul Centers, Inc.	217	9,496
Simon Property Group, Inc.	117	18,587
Sovran Self Storage, Inc.	518	31,515
Tanger Factory Outlet Centers	1,600	56,464
Universal Health Realty Income Trust	216	12,336
Urstadt Biddle Properties, Inc., Class A	435	9,191

		2,469,108

Real Estate Management/Services - 0.0%

HFF, Inc., Class A	556	10,208

Real Estate Operations & Development - 0.0%

Forestar Group, Inc.†	591	10,295

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	226	8,211

Research & Development - 0.0%

PAREXEL International Corp.†	1,002	34,759

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.†	488	20,135

Retail-Apparel/Shoe - 0.2%

Brown Shoe Co., Inc.	694	11,382
Buckle, Inc.	467	20,926
Cato Corp., Class A	459	11,778
Children’s Place Retail Stores, Inc.†	402	18,275
Christopher & Banks Corp.†	630	3,812
Fifth & Pacific Cos., Inc.†	1,928	34,878
Finish Line, Inc., Class A	866	15,683
Gap, Inc.	4,041	133,030
Genesco, Inc.†	411	24,117
Hot Topic, Inc.	720	7,776
Jos. A. Bank Clothiers, Inc.†	476	19,754
Limited Brands, Inc.	424	19,300
Men’s Wearhouse, Inc.	815	22,918
rue21, Inc.†	267	7,209
Stein Mart, Inc.	469	3,991

		354,829

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc.†	898	91,362
Pep Boys-Manny Moe & Jack†	905	10,073

		101,435

Retail-Automobile - 0.0%

Group 1 Automotive, Inc.	364	21,017
Lithia Motors, Inc., Class A	357	14,673
Sonic Automotive, Inc., Class A	624	13,940

		49,630

Retail-Building Products - 1.4%

Home Depot, Inc.	29,152	1,996,912
Lowe’s Cos., Inc.	4,864	185,561
Lumber Liquidators Holdings, Inc.†	462	27,346

		2,209,819

Retail-Catalog Shopping - 0.0%

Coldwater Creek, Inc.†	312	1,120

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A	2,018	50,571

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	653	36,953

Retail-Discount - 0.4%

Fred’s, Inc., Class A	575	7,803
Target Corp.	2,560	161,177
Tuesday Morning Corp.†	724	6,444
Wal-Mart Stores, Inc.	7,507	531,345

		706,769

Retail-Drug Store - 0.3%

CVS Caremark Corp.	10,642	544,019

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	315	5,780
Kirkland’s, Inc.†	227	2,643

		8,423

Retail-Jewelry - 0.0%

Zale Corp.†	419	1,647

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	405	5,245

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	6,746	303,368

Retail-Office Supplies - 0.0%

OfficeMax, Inc.	1,478	17,691
Staples, Inc.	954	12,574

		30,265

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	495	25,067
Ezcorp, Inc.†	812	16,792
First Cash Financial Services, Inc.†	449	23,757

		65,616

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	310	3,922
PetSmart, Inc.	531	34,573

		38,495

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.	8,685	400,379
Macy’s, Inc.	1,208	49,649
Stage Stores, Inc.	544	13,431

		463,459

Retail-Restaurants - 0.2%

Biglari Holdings, Inc.†	21	7,862
BJ’s Restaurants, Inc.†	420	12,932
Buffalo Wild Wings, Inc.†	317	24,945
CEC Entertainment, Inc.	286	8,651
Cracker Barrel Old Country Store, Inc.	403	30,338
DineEquity, Inc.†	264	18,451
Jack in the Box, Inc.†	731	23,143
Papa John’s International, Inc.†	296	15,395
Red Robin Gourmet Burgers, Inc.†	211	9,048
Ruby Tuesday, Inc.†	999	7,333
Ruth’s Hospitality Group, Inc.†	605	5,481
Sonic Corp.†	928	10,477
Texas Roadhouse, Inc.	999	19,321
Yum! Brands, Inc.	2,220	145,365

		338,742

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	272	4,240
Hibbett Sports, Inc.†	440	23,250
Zumiez, Inc.†	379	8,679

		36,169

Retail-Video Rentals - 0.0%

Coinstar, Inc.†	475	24,315

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	514	27,011

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.†	2,314	30,036

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	511	7,522

Savings & Loans/Thrifts - 0.0%

Bank Mutual Corp.	665	3,804
Brookline Bancorp, Inc.	1,193	10,856
Dime Community Bancshares, Inc.	491	6,977
Northwest Bancshares, Inc.	1,663	20,771
Oritani Financial Corp.	663	9,753
Provident Financial Services, Inc.	922	13,821

		65,982

Schools - 0.1%

American Public Education, Inc.†	308	12,006
Apollo Group, Inc., Class A†	5,089	85,851
Capella Education Co.†	189	5,984
Career Education Corp.†	795	2,544
Corinthian Colleges, Inc.†	1,233	2,626
ITT Educational Services, Inc.†	265	3,652
Lincoln Educational Services Corp.	328	2,069
Universal Technical Institute, Inc.	336	3,918

		118,650

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	217	21,119
ION Geophysical Corp.†	2,046	13,585

		34,704

Semiconductor Components-Integrated Circuits - 1.2%

Cirrus Logic, Inc.†	17,259	414,907
Exar Corp.†	783	9,200
Hittite Microwave Corp.†	462	29,947
Micrel, Inc.	773	8,132
Pericom Semiconductor Corp.†	367	2,576
Power Integrations, Inc.	494	20,654
QUALCOMM, Inc.	22,410	1,470,768
Sigma Designs, Inc.†	535	2,488
TriQuint Semiconductor, Inc.†	2,833	13,315

		1,971,987

Semiconductor Equipment - 0.2%

ATMI, Inc.†	545	11,936
Brooks Automation, Inc.	1,129	11,414
Cabot Microelectronics Corp.†	395	13,497
Cohu, Inc.	388	3,903
KLA-Tencor Corp.	2,791	152,835
Kulicke & Soffa Industries, Inc.†	1,278	13,828
MKS Instruments, Inc.	896	24,317
Nanometrics, Inc.†	340	5,015
Rudolph Technologies, Inc.†	518	5,708
Tessera Technologies, Inc.	890	15,878
Ultratech, Inc.†	460	18,851
Veeco Instruments, Inc.†	667	21,284

		298,466

Software Tools - 0.2%

VMware, Inc., Class A†	4,466	320,793

Steel-Producers - 0.0%

AK Steel Holding Corp.	2,316	8,685

Storage/Warehousing - 0.0%

Mobile Mini, Inc.†	646	17,390

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	1,972	11,221
Oplink Communications, Inc.†	326	5,007

		16,228

Telecom Services - 0.0%

Cbeyond, Inc.†	460	3,229
Lumos Networks Corp.	214	2,444
NTELOS Holdings Corp.	236	2,946
USA Mobility, Inc.	373	4,334

		12,953

Telecommunication Equipment - 0.1%

Arris Group, Inc.†	1,931	33,503
Comtech Telecommunications Corp.	296	7,927
Harris Corp.	1,567	75,326
Nortel Networks Corp.†	62	0
Symmetricom, Inc.†	623	3,077

		119,833

Telephone-Integrated - 1.8%

AT&T, Inc.	55,519	1,993,687
Atlantic Tele-Network, Inc.	150	7,050
CenturyLink, Inc.	4,080	141,454
Cincinnati Bell, Inc.†	3,397	11,040
General Communication, Inc., Class A†	554	4,681
Verizon Communications, Inc.	15,395	716,330

		2,874,242

Television - 0.1%

CBS Corp., Class B	2,537	110,080

Textile-Apparel - 0.0%

Perry Ellis International, Inc.	196	3,179

Therapeutics - 0.0%

Questcor Pharmaceuticals, Inc.	996	32,470

Tobacco - 1.2%

Alliance One International, Inc.†	1,403	5,233
Altria Group, Inc.	2,414	80,990
Lorillard, Inc.	13,092	504,566
Philip Morris International, Inc.	14,887	1,365,882

		1,956,671

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc.	306	24,082

Toys - 0.0%

JAKKS Pacific, Inc.	329	4,007

Transactional Software - 0.0%

Bottomline Technologies de, Inc.†	637	17,282
Synchronoss Technologies, Inc.†	462	13,938

		31,220

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	449	21,188

Transport-Rail - 0.3%

Norfolk Southern Corp.	6,379	465,986
Union Pacific Corp.	413	56,626

		522,612

Transport-Services - 0.4%

Bristow Group, Inc.	613	35,713
Era Group, Inc.†	337	6,804
Hub Group, Inc., Class A†	605	22,827
United Parcel Service, Inc., Class B	6,606	545,986

		611,330

Transport-Truck - 0.1%

Arkansas Best Corp.	373	4,304
Forward Air Corp.	501	18,898
Heartland Express, Inc.	782	10,612
Knight Transportation, Inc.	1,005	15,738
Old Dominion Freight Line, Inc.†	1,204	43,284

		92,836

Travel Services - 0.0%

Interval Leisure Group, Inc.	659	13,753

Veterinary Diagnostics - 0.0%

Neogen Corp.†	380	17,792

Water - 0.0%

American States Water Co.	327	17,318

Web Hosting/Design - 0.0%

NIC, Inc.	1,002	17,755

Web Portals/ISP - 0.4%

Blucora, Inc.†	694	10,757
Google, Inc., Class A†	714	572,057

		582,814

Wire & Cable Products - 0.0%

Belden, Inc.	752	37,870
Encore Wire Corp.	317	10,363

		48,233

Wireless Equipment - 0.0%

ViaSat, Inc.†	682	32,027

Total Common Stock (cost $75,509,318)		88,263,777

EXCHANGE-TRADED FUNDS - 8.2%

iShares Core S&P Small-Cap ETF	9,737	816,058
iShares MSCI All Country Asia ex Japan Index Fund	127,370	7,657,484
SPDR Gold Shares†	5,823	890,686
SPDR S&P 500 ETF Trust, Series 1	6,086	922,212
Vanguard FTSE Emerging Markets ETF	66,820	2,905,334

Total Exchange-Traded Funds (cost $12,121,869)		13,191,774

PREFERRED STOCK - 0.1%
Banks-Commercial - 0.1%

City National Corp. 5.50%	1,813	45,089
Zions Bancorporation FRS 6.30%	3,950	105,110

		150,199

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	45,000	4

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS 0.00%†	2,200	4,840

Total Preferred Stock (cost $177,855)		155,043

WARRANTS † - 0.0%
Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(2)	143	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(2)(3)	9	3,150
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(2)(3)	9	1,800

		4,950

Total Warrants (cost $148)		4,950

ASSET BACKED SECURITIES - 2.3%
Diversified Financial Services - 2.3%

Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$80,000	80,097
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	51,000	51,712
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(4)	9,874	9,926
Banc of America Funding Corp. Series 2005-8, Class 1A1 5.50% due 01/25/2036(4)	212,085	213,403
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(4)	51,926	51,524
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(4)	235,569	228,706
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	12,000	11,999
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(5)	1,000,000	1,168,038
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	47,768	49,163
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(4)	71,874	72,284
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.57% due 12/25/2034	22,017	21,446
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.78% due 02/25/2034	48,287	47,608
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	240,184
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A-1 2.30% due 08/01/2021	163,699	171,529
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(4)	103,328	104,462
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	66,000	67,119
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	175,000	174,797
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(5)	100,000	102,826

MortgageIT Trust FRS Series 2004-2, Class A1 0.57% due 12/25/2034(4)	53,356	51,764
MortgageIT Trust FRS Series 2004-1, Class A2 1.10% due 11/25/2034(4)	23,023	20,456
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.94% due 08/25/2034	65,623	67,773
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	40,756	42,229
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(5)	84,000	93,381
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.77% due 06/15/2045(5)	50,000	56,771
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(4)	402,835	410,135
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(5)	38,154	39,109

Total Asset Backed Securities (cost $3,582,445)		3,648,441

U.S. CORPORATE BONDS & NOTES - 12.1%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	91,000	87,911
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	115,000	124,056

		211,967

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	37,000	33,393

Aerospace/Defense - 0.0%

Lockheed Martin Corp. Notes 4.07% due 12/15/2042*	67,000	62,734

Aerospace/Defense-Equipment - 0.0%

Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	50,000	53,012

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	36,051	36,772
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	10,954	9,531
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	36,000	35,910

		82,213

Alternative Waste Technology - 0.0%

ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	43,000	46,225

Auction House/Art Dealers - 0.0%

Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	34,000	34,340

Auto-Cars/Light Trucks - 0.2%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	50,000	55,375
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	155,000	155,953
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	83,000	78,832

		290,160

Auto/Truck Parts & Equipment-Original - 0.0%

Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	10,000	10,413

Banks-Commercial - 1.0%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	133,000	145,786
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	30,000	32,625
Fifth Third Bank Senior Notes 1.45% due 02/28/2018	204,000	203,785
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	48,000	49,331
KeyBank NA Senior Notes 1.65% due 02/01/2018	263,000	265,706
PNC Bank NA Sub. Notes 2.95% due 01/30/2023	254,000	253,389
Regions Bank Sub. Notes 7.50% due 05/15/2018	57,000	69,540

Union Bank NA Senior Notes 2.13% due 06/16/2017	256,000	262,800
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	83,000	85,283
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	208,000	222,455

		1,590,700

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	130,000	131,652

Banks-Money Center - 0.1%

Chase Capital III FRS Limited Guar. Notes 0.86% due 03/01/2027	72,000	59,940
Comerica Bank Sub. Notes 5.20% due 08/22/2017	53,000	61,035

		120,975

Banks-Super Regional - 1.0%

Capital One Financial Corp. FRS Senior Notes 1.45% due 07/15/2014	49,000	49,462
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	172,000	175,834
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	54,000	66,943
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017	270,000	316,913
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	609,000	721,009
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	13,000	14,572
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	112,000	133,656
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	98,000	99,252
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(6)	50,000	57,625

		1,635,266

Beverages-Non-alcoholic - 0.0%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	74,000	63,640

Brewery - 0.0%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	50,000	49,513

Building & Construction Products-Misc. - 0.0%

Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021*	10,000	10,563

Building & Construction-Misc. - 0.0%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	13,000	13,260

Building Products-Cement - 0.0%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	50,000	53,500

Building-Residential/Commercial - 0.0%

MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	29,000	28,306
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Senior Notes 7.75% due 04/15/2020*	33,000	35,475

		63,781

Cable/Satellite TV - 0.3%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	17,000	16,575
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	34,000	33,448
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	24,000	25,560
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	190,000	192,596
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	50,000	50,257
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	55,000	72,953
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	40,000	36,425

		427,814

Capacitors - 0.0%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	10,000	10,400

Casino Hotels - 0.1%

Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	10,000	9,750
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	10,000	9,200
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)(8)	32,297	35,688
Station Casinos LLC Senior Notes 7.50% due 03/01/2021*	23,000	23,144

		77,782

Cellular Telecom - 0.0%

Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	15,000	15,300
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	17,000	18,488

		33,788

Chemicals-Diversified - 0.0%

Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	9,000	9,135
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	7,000	7,114

		16,249

Chemicals-Other - 0.0%

Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	32,000	35,360

Chemicals-Plastics - 0.0%

PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	13,000	13,130

Chemicals-Specialty - 0.1%

Huntsman International LLC Senior Notes 4.88% due 11/15/2020*	20,000	19,825
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	51,000	68,787
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	24,000	23,850

		112,462

Coal - 0.1%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	17,000	15,385
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	38,000	32,775
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	34,000	35,020
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	17,000	17,680

		100,860

Commercial Services - 0.0%

Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	18,000	20,295

Commercial Services-Finance - 0.1%

Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	34,000	35,615
Western Union Co. Notes 2.88% due 12/10/2017	83,000	83,451

		119,066

Computer Aided Design - 0.1%

Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	83,000	82,204

Computer Services - 0.1%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	45,000	48,354
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	120,000	160,438

		208,792

Computers - 0.0%

Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	50,000	51,307

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc. Senior Notes 5.13% due 03/15/2020	18,000	18,039

Consulting Services - 0.0%

FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	15,000	15,938

Consumer Products-Misc. - 0.1%

American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	42,000	38,955
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	35,000	36,137

		75,092

Containers-Metal/Glass - 0.0%

Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	13,000	12,707
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	22,000	24,475

		37,182

Containers-Paper/Plastic - 0.1%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	33,000	35,722
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	32,000	35,360

		71,082

Data Processing/Management - 0.0%

First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	52,000	53,365

Direct Marketing - 0.0%

Catalina Marketing Corp. VRS Company Guar. Notes 11.63% due 10/01/2017*	7,600	7,999

Disposable Medical Products - 0.0%

CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	56,000	55,928

Diversified Banking Institutions - 1.2%

Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	20,000	21,683
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 03/25/2013(6)	178,000	153,080
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	1,000	1,116
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	63,000	72,912
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	55,000	65,338
Citigroup, Inc. Notes 3.38% due 03/01/2023	110,000	111,088
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	222,000	241,981
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(6)	46,000	46,673
GMAC LLC Sub. Notes 8.00% due 12/31/2018	42,000	49,875
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	113,000	114,475
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	134,000	158,338
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	210,000	238,102
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	114,000	134,246
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(6)	65,000	74,968
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/2077	23,000	17,882
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	83,000	87,621
Morgan Stanley Senior Notes 5.50% due 07/28/2021	96,000	110,178
Morgan Stanley Senior Notes 5.63% due 09/23/2019	100,000	115,683
Morgan Stanley Senior Notes 6.38% due 07/24/2042	88,000	107,495
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	24,000	29,595

		1,952,329

Diversified Financial Services - 0.5%

General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	50,000	50,944
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	64,000	76,321
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	60,000	70,485
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	397,000	508,111

		705,861

Diversified Manufacturing Operations - 0.1%

Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	32,000	31,696
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	29,000	30,450
Textron, Inc. Senior Notes 4.63% due 09/21/2016	145,000	159,381

		221,527

E-Commerce/Products - 0.0%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	20,000	19,950

Electric-Distribution - 0.0%

Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	29,000	28,239

Electric-Generation - 0.2%

AES Corp. Senior Notes 8.00% due 10/15/2017	24,000	27,720
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	224,000	257,419

		285,139

Electric-Integrated - 0.5%

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	99,000	113,621
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	29,000	29,221
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	99,000	99,100
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	107,000	116,667
FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	68,000	67,993
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	120,000	119,911
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	51,000	49,177
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	39,498
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	76,000	85,500
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	57,000	57,522

		778,210

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	36,000	35,595
Intel Corp. Senior Notes 4.00% due 12/15/2032	55,000	54,271

		89,866

Finance-Auto Loans - 0.1%

American Honda Finance Corp. Notes 1.00% due 08/11/2015*	67,000	67,261
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	25,000	28,750

		96,011

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp. Notes 1.30% due 03/01/2023	50,000	49,656
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	77,000	77,387

		127,043

Finance-Investment Banker/Broker - 0.2%

Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	62,000	70,670
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	49,000	51,299
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	11,440
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	69,000	7
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	67,000	74,748
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	107,000	122,018

		330,189

Finance-Leasing Companies - 0.0%

Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	25,000	24,875
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	12,000	12,720

		37,595

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	69,000	69,604

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Senior Sec. Notes 7.88% due 05/01/2020*	39,000	40,267

Food-Dairy Products - 0.0%

Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	10,000	10,625

Food-Misc./Diversified - 0.1%

Chiquita Brands International, Inc. Senior Sec. Notes 7.88% due 02/01/2021*	20,000	20,350
ConAgra Foods, Inc. Senior Notes 1.30% due 01/25/2016	31,000	31,204
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	40,000	49,762

		101,316

Gas-Distribution - 0.1%

Southern Union Co. Senior Notes 7.60% due 02/01/2024	60,000	76,558

Home Furnishings - 0.0%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	20,000	21,050
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	14,000	14,053

		35,103

Independent Power Producers - 0.1%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	29,000	31,973
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	10,000	11,075
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	20,000	23,800
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	45,000	50,906

		117,754

Industrial Gases - 0.0%

Airgas, Inc. Senior Notes 2.38% due 02/15/2020	58,000	58,300

Insurance-Life/Health - 0.2%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	50,000	57,475
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,324
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	87,000	87,265
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	79,000	86,480
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	78,000	81,120

		345,664

Insurance-Multi-line - 0.1%

Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	101,000	105,114

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	60,000	62,460
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	205,000	208,154

		270,614

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	21,000	22,628

Medical Instruments - 0.1%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	66,000	69,960

Medical Products - 0.1%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	85,000	113,962

Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	33,000	34,897
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	23,000	24,553
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	16,000	17,060

		190,472

Medical-Drugs - 0.3%

AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	93,000	93,764
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	113,000	113,834
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	52,000	52,882
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	31,000	33,635
Zoetis, Inc. Senior Notes 1.15% due 02/01/2016*	17,000	17,049
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	41,000	41,140
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	122,000	122,725

		475,029

Medical-Generic Drugs - 0.2%

Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	102,000	100,182
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	87,000	101,481
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	38,000	38,321
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	31,000	31,282

		271,266

Medical-HMO - 0.2%

Cigna Corp. Senior Notes 5.38% due 02/15/2042	75,000	84,840
Cigna Corp. Senior Notes 6.15% due 11/15/2036	36,000	43,655
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	98,000	98,758
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	58,000	58,077

		285,330

Medical-Hospitals - 0.1%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	32,000	34,480
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	14,000	15,680
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	56,000	57,680
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	14,000	14,980
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	20,000	18,300

		141,120

Metal Processors & Fabrication - 0.0%

Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	54,000	53,994

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	62,000	61,994
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.45% due 03/15/2043*	52,000	51,763

		113,757

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018	87,000	89,902

Motion Pictures & Services - 0.0%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	36,000	39,240

MRI/Medical Diagnostic Imaging - 0.0%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	60,000	61,950

Multimedia - 0.2%

CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	35,000	35,235

News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	58,000	69,226
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	79,000	102,134
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	59,000	82,745

		289,340

Music - 0.0%

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	58,000	60,030

Non-Hazardous Waste Disposal - 0.1%

Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	73,000	69,897
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/2035	95,000	114,448

		184,345

Oil & Gas Drilling - 0.0%

Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	17,000	18,445
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	47,000	47,426

		65,871

Oil Companies-Exploration & Production - 0.5%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	30,000	31,350
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	10,000	9,713
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	100,000	106,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	53,042
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	25,000	26,063
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	25,000	26,187
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	33,000	35,475
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	20,000	20,400
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	20,000	22,125
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	36,000	26,820
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	103,000	116,454
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	14,000	16,135
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	14,000	16,065
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	33,000	35,104
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	5,000	4,975
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	180,000	214,893

		760,801

Oil Companies-Integrated - 0.1%

Hess Corp. Senior Notes 5.60% due 02/15/2041	42,000	44,601
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	69,000	69,146

		113,747

Oil Refining & Marketing - 0.0%

Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	23,000	28,901

Oil-Field Services - 0.1%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	31,875
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	50,000	53,500

		85,375

Paper & Related Products - 0.2%

Boise Cascade LLC/Boise Cascade Finance Corp. Company Guar. Notes 6.38% due 11/01/2020*	25,000	26,437
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	10,000	9,775
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	208,000	246,789
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	22,000	23,100

		306,101

Pipelines - 0.3%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	21,000	20,790
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	16,087
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	7,000	6,965
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	77,000	73,927
Energy Transfer Partners LP Senior Bonds 3.60% due 02/01/2023	30,000	29,979
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	94,000	108,503
Energy Transfer Partners LP Senior Notes 7.50% due 10/15/2020	36,000	41,130
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	30,000	32,925
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	42,000	45,360
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	23,000	23,813

		399,479

Precious Metals - 0.0%

Coeur d’Alene Mines Corp. Company Guar. Notes 7.88% due 02/01/2021*	10,000	10,350

Printing-Commercial - 0.0%

RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	15,000	15,787
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	32,000	34,360

		50,147

Publishing-Newspapers - 0.0%

McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	35,000	37,013

Real Estate Investment Trusts - 0.1%

Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	50,000	55,583
HCP, Inc. Senior Notes 3.75% due 02/01/2016	65,000	69,587
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	42,000	45,045
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	11,000	12,212
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	19,000	20,188
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	20,000	21,600

		224,215

Real Estate Management/Services - 0.0%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	40,000	42,750

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes 5.75% due 01/15/2016	30,000	31,907

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	60,000	2

Rental Auto/Equipment - 0.0%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	32,000	35,040
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	8,000	8,400

		43,440

Retail-Apparel/Shoe - 0.0%

CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	35,000	35,438

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	52,252	60,596
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	76,067	89,842

		150,438

Retail-Office Supplies - 0.0%

Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	20,000	23,400

Retail-Pet Food & Supplies - 0.0%

Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	19,000	20,188

Retail-Regional Department Stores - 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	34,000	40,707

Retail-Restaurants - 0.1%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	39,462
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	33,000	35,393
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	33,000	35,186

		110,041

Retail-Toy Stores - 0.0%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	28,000	29,470

Savings & Loans/Thrifts - 0.3%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	102,000	108,540
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	106,000	126,755
People’s United Financial, Inc. Senior Notes 3.65% due 12/06/2022	143,000	145,206
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	45,000	46,230

		426,731

Schools - 0.1%

Northwestern University Bonds 4.20% due 12/01/2047	94,000	98,053
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	75,212

		173,265

Security Services - 0.1%

ADT Corp. Senior Notes 2.25% due 07/15/2017*	78,000	77,896
ADT Corp. Senior Notes 3.50% due 07/15/2022*	59,000	57,715

		135,611

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	32,000	34,880

Special Purpose Entity - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	220,516

Steel-Producers - 0.1%

AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	33,000	35,970
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	34,000	37,230

		73,200

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	72,312

Telecom Services - 0.1%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	84,000	100,321
Qwest Corp. Senior Notes 7.50% due 10/01/2014	55,000	60,028

		160,349

Telephone-Integrated - 0.3%

AT&T, Inc. Senior Notes 0.90% due 02/12/2016	86,000	86,055
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	51,000	47,982
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	70,000	87,407

BellSouth Corp. Senior Notes 6.55% due 06/15/2034	64,000	75,421
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,325
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,425
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	25,000	28,125
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	22,000	25,300
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	56,000	70,397

		443,437

Television - 0.0%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	35,000	36,575

Theaters - 0.0%

Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	53,000	53,265

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	76,000	93,320

Transport-Services - 0.0%

Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	36,000	36,720

Travel Services - 0.0%

Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	50,000	54,500

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	112,000	113,239
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	98,000	101,540
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 4.25% due 01/17/2023*	31,000	31,153

		245,932

Web Hosting/Design - 0.0%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	15,000	15,000

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/2037	3,740	4,164

Total U.S. Corporate Bonds & Notes (cost $18,606,162)		19,342,240

FOREIGN CORPORATE BONDS & NOTES - 2.6%
Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*	202,000	202,803

Banks-Commercial - 0.8%

Bank of Montreal Senior Notes 1.40% due 09/11/2017	137,000	137,167
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.65% due 02/26/2018*	236,000	236,314
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	51,000	57,061
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	315,000	333,800
ING Bank NV Notes 2.00% due 09/25/2015*	208,000	211,553
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	266,000	271,107

		1,247,002

Banks-Money Center - 0.1%

Royal Bank of Scotland NV FRS Sub. Notes 1.01% due 03/09/2015	165,000	159,679

Brewery - 0.0%

Heineken NV Senior Notes 1.40% due 10/01/2017*	52,000	51,835

Cellular Telecom - 0.1%

Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	156,000	152,104

Chemicals-Diversified - 0.0%

Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	26,000	28,015

Containers-Metal/Glass - 0.0%

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	15,000	15,038

Cruise Lines - 0.0%

NCL Corp., Ltd. Company Guar. Notes 5.00% due 02/15/2018*	15,000	15,075
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	50,000	51,250

		66,325

Diversified Banking Institutions - 0.0%

Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	60,732

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	35,000	35,875
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	50,000	50,083

		85,958

Diversified Minerals - 0.1%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	70,000	74,900

Electric-Integrated - 0.1%

Electricite de France SA FRS Sub. Notes 5.25% due 01/19/2023*(6)	110,000	108,295

Finance-Leasing Companies - 0.0%

AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	10,000	10,600
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	36,635
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	18,000	18,450

		65,685

Hazardous Waste Disposal - 0.0%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	17,000	17,510

Insurance-Multi-line - 0.0%

Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(6)	30,000	30,450

Investment Companies - 0.2%

Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	262,000	253,810

Medical-Drugs - 0.1%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	124,000	125,562

Oil & Gas Drilling - 0.1%

Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	67,000	78,959
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/2041	20,000	25,013
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	69,000	84,116

		188,088

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	161,000	212,614
Encana Corp. Bonds 6.50% due 08/15/2034	25,000	29,213

		241,827

Oil Companies-Integrated - 0.3%

BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	120,000	122,884
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	134,000	139,473
Petroleos Mexicanos Company Guar. Notes 3.50% due 01/30/2023*	60,000	58,800
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	50,000	51,375
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	63,000	64,732

		437,264

Real Estate Operations & Development - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	35,000	34,869

Satellite Telecom - 0.0%

Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(7)	32,286	34,344

Savings & Loans/Thrifts - 0.1%

RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	211,792

Telecom Services - 0.1%

Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	15,000	14,963
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	25,000	26,812
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*	60,000	61,350

		103,125

Telephone-Integrated - 0.1%

Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	126,000	132,832

Therapeutics - 0.0%

Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	25,000	27,000

Total Foreign Corporate Bonds & Notes (cost $4,085,875)		4,156,844

FOREIGN GOVERNMENT AGENCIES - 0.3%
Regional Authority - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	99,000	100,439
Province of British Columbia Senior Notes 2.85% due 06/15/2015	98,000	103,360

		203,799

Sovereign - 0.2%

Government of Canada Senior Notes 0.88% due 02/14/2017	130,000	131,027
United Mexican States Senior Notes 4.75% due 03/08/2044	100,000	105,000

		236,027

Total Foreign Government Agencies (cost $439,768)		439,826

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	97,965
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	99,858
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	93,113

Total Municipal Bonds & Notes (cost $273,096)		290,936

U.S. GOVERNMENT AGENCIES - 10.7%
Federal Home Loan Mtg. Corp. - 5.5%

3.00% due 08/01/2027	458,486	484,813
3.00% due 10/01/2042	228,320	235,955
3.00% due 11/01/2042	969,238	999,243
3.50% due 02/01/2042	270,165	286,767
3.50% due 03/01/2042	127,850	135,007
3.50% due 08/01/2042	390,751	414,519
4.00% due 09/01/2040	116,177	123,472
4.50% due 01/01/2039	22,450	24,002
4.50% due 12/01/2039	967,955	1,074,825
5.00% due 10/01/2033	6,248	6,784
5.00% due 03/01/2038	76,144	81,913
5.00% due 07/01/2038	327,177	351,963
5.00% due 07/01/2040	620,449	673,270
5.50% due 01/01/2036	715,264	790,127
5.50% due 09/01/2037	95,216	103,397
5.50% due 10/01/2037	129,880	141,039
5.50% due 01/01/2038	34,132	37,129
5.50% due 04/01/2038	60,398	65,549
5.50% due 01/01/2040	1,893,412	2,084,131
5.50% due 06/01/2041	44,890	48,831
6.00% due 08/01/2036	180,281	198,248
6.00% due 03/01/2040	120,641	132,212
6.50% due 12/01/2028	89,733	102,043
6.50% due 05/01/2036	697	793
7.00% due 06/01/2032	43,334	50,764
7.50% due 04/01/2031	41,746	50,285
8.00% due 04/01/2030	5,771	6,763
8.00% due 07/01/2030	59	66
8.00% due 12/01/2030	27,532	34,119

		8,738,029

Federal National Mtg. Assoc. - 5.1%

zero coupon due 05/25/2040 STRIPS	422,077	397,109
3.00% due 10/01/2027	195,811	206,458
3.00% due 12/01/2027	197,533	208,273
3.00% due 01/01/2028	297,289	313,454
3.00% due 06/01/2042	82,005	84,981
3.00% due 12/01/2042	129,190	133,878
3.50% due 08/01/2027	89,192	95,255
3.50% due 01/01/2042	280,793	297,120
3.50% due 04/01/2042	186,065	197,117
3.50% due 05/01/2042	352,896	373,857
3.50% due 07/01/2042	141,608	150,020
4.00% due 09/01/2040	150,516	160,596
4.00% due 11/01/2041	122,866	131,132
4.00% due 01/01/2042	170,757	183,780
4.50% due 10/01/2024	203,879	219,353
4.50% due 01/01/2025	814,107	894,341
4.50% due 03/01/2025	282,148	304,401
4.50% due 05/01/2025	236,308	254,945
4.50% due 07/01/2025	354,694	382,667
4.50% due 01/01/2039	44,948	48,376
4.50% due 11/01/2040	46,221	49,891
5.00% due 03/15/2016	74,000	84,151
5.00% due 11/01/2033	8,166	8,893
5.00% due 05/01/2040	93,452	101,422
5.00% due 07/01/2040	1,288,373	1,401,480
5.50% due 03/01/2018	7,476	8,018
5.50% due 11/01/2022	35,370	38,642
5.50% due 12/01/2029	59,328	64,722
5.50% due 05/01/2034	210,799	231,875
5.50% due 03/01/2035	185,331	204,265
5.50% due 06/01/2038	131,520	143,312
5.50% due 06/01/2039	194,266	211,715
6.00% due 05/01/2017	22,617	24,291
6.00% due 12/01/2033	77,278	87,008
6.00% due 11/01/2038	264,144	290,140
6.00% due 06/01/2040	18,319	20,121
6.50% due 02/01/2017	18,509	19,760
6.50% due 08/01/2031	26,449	29,832
6.50% due 07/01/2032	42,325	47,623
6.50% due 07/01/2036	48,012	53,625
7.00% due 09/01/2031	21,664	25,844
7.50% due 06/01/2015	3,910	4,050
Federal National Mtg. Assoc. REMIC Series 2010-112, Class AB 4.00% due 11/25/2035	14,547	14,579

		8,202,372

Government National Mtg. Assoc. - 0.1%

6.00% due 02/15/2029	3,476	3,955
6.00% due 04/15/2029	21,051	24,165
6.00% due 06/15/2029	14,024	15,963
6.50% due 02/15/2029	43,518	50,591

		94,674

Tennessee Valley Authority - 0.0%
3.50% due 12/15/2042	77,000	74,666

Total U.S. Government Agencies
(cost $16,638,616)		17,109,741

U.S. GOVERNMENT TREASURIES - 6.1%
United States Treasury Bonds - 0.5%

2.75% due 08/15/2042	245,000	228,348
3.13% due 02/15/2042	362,000	365,620
5.25% due 11/15/2028	84,000	113,662

		707,630

United States Treasury Notes - 5.6%

0.25% due 02/28/2014	45,000	45,033
0.50% due 07/31/2017	36,000	35,775
0.63% due 05/31/2017	58,000	58,045
0.63% due 08/31/2017	587,000	586,220
0.63% due 09/30/2017	167,000	166,583
0.75% due 10/31/2017	13,000	13,031
0.88% due 01/31/2018	63,000	63,374
1.00% due 03/31/2017	829,000	843,249
1.13% due 05/31/2019	500,000	501,719
1.25% due 10/31/2015	51,000	52,263
1.38% due 11/30/2015	18,000	18,513
1.50% due 07/31/2016	42,000	43,513
1.63% due 08/15/2022	966,000	950,302
1.63% due 11/15/2022	16,000	15,668
1.75% due 05/15/2022	900,000	899,156
2.00% due 11/30/2013	150,000	152,051
2.00% due 01/31/2016	15,000	15,717
2.00% due 02/15/2022	900,000	922,289
2.13% due 11/30/2014	136,000	140,510
2.13% due 05/31/2015	134,000	139,559
2.13% due 12/31/2015	576,000	605,025
2.13% due 02/29/2016	500,000	526,328
2.13% due 08/15/2021	440,000	458,563
2.38% due 10/31/2014	115,000	119,106
2.38% due 05/31/2018	361,000	389,796
2.63% due 02/29/2016	77,000	82,198
2.75% due 12/31/2017	14,000	15,351
3.00% due 02/28/2017	25,000	27,414
3.13% due 05/15/2021	499,000	560,985
3.50% due 05/15/2020	250,000	288,360
3.75% due 11/15/2018	200,000	231,578

		8,967,274

Total U.S. Government Treasuries
(cost $9,535,805)		9,674,904

Total Long-Term Investment Securities (cost $140,970,957)		156,278,476

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Time Deposits - 1.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013	3,044,000	3,044,000

U.S. Government Treasuries - 0.2%
United States Treasury Bills Disc. Notes 0.05% due 03/21/2013 (9)	350,000	349,991

Total Short-Term Investment Securities (cost $3,393,991)		3,393,991

TOTAL INVESTMENTS (cost $144,364,948) (10)	99.9%	159,672,467
Other assets less liabilities	0.1	234,206

NET ASSETS	100.0%	$159,906,673

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $6,937,007 representing 4.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $4,970 representing 0.0% of net assets.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2013, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 Strike Price $500.00 Warrant	03/01/2011	9	$0	$3,150	$350.00	0.0%

ION Media Networks, Inc. Expires 12/18/2016 Strike Price $687.00 Warrant	11/11/2010	9	0	1,800	200.00	0.0%

				$4,950		0.0%

(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	PIK (Payment-in-Kind Security)-Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Security currently paying interest in the form of additional bonds.
(9)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	See Note 5 for cost of investments on a tax basis.
REMIC -	Real Estate Mortgage Investment Conduit
STRIPS -	Separate Trading of Registered Interest and Principal Securities
FRS -	Floating Rate Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2013	Unrealized Appreciation (Depreciation)

140	Long	MSCI Emerging Markets Mini Index	March 2013	$7,497,025	$7,335,300	$(161,725)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$88,263,777	$—	$—	$88,263,777
Exchange Traded Funds	13,191,774	—	—	13,191,774
Preferred Stock:
Finance-Investment Banker/Broker	—	4	—	4
Other Industries*	155,039	—	—	155,039
Warrants	—	—	4,950	4,950
Asset Backed Securities	—	3,648,441	—	3,648,441
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries*	—	19,342,238	—	19,342,238
Foreign Corporate Bonds & Notes	—	4,156,844	—	4,156,844
Foreign Government Agencies	—	439,826	—	439,826
Municipal Bonds & Notes	—	290,936	—	290,936
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	8,738,029	—	8,738,029
Federal National Mtg. Assoc.	—	8,202,372	—	8,202,372
Other U.S. Government Agencies*	—	169,340	—	169,340
U.S. Government Treasuries:
United States Treasury Bonds	—	707,630	—	707,630
United States Treasury Notes	—	8,967,274	—	8,967,274
Short-Term Investment Securities:
Time Deposits	—	3,044,000	—	3,044,000
U.S. Government Treasuries	—	349,991	—	349,991

Total	$101,610,590	$58,056,925	$4,952	$159,672,467

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts-Depreciation	$161,725	$—	$—	$161,725

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.3%
Advertising Agencies - 0.2%

Omnicom Group, Inc.#	19,600	$1,127,588

Aerospace/Defense - 0.7%

Boeing Co.	40,800	3,137,520

Aerospace/Defense-Equipment - 0.3%

United Technologies Corp.	17,300	1,566,515

Agricultural Chemicals - 0.9%

Monsanto Co.	40,600	4,101,818

Airlines - 0.3%

United Continental Holdings, Inc.†#	53,600	1,431,656

Apparel Manufacturers - 1.7%

Michael Kors Holdings, Ltd.†	55,600	3,295,968
Ralph Lauren Corp.	25,500	4,423,485

		7,719,453

Applications Software - 2.0%

Citrix Systems, Inc.†	6,600	467,940
Intuit, Inc.#	18,300	1,179,984
Red Hat, Inc.†	48,500	2,464,285
Salesforce.com, Inc.†#	30,400	5,144,288

		9,256,497

Athletic Footwear - 0.6%

NIKE, Inc., Class B	48,200	2,624,972

Auto/Truck Parts & Equipment-Original - 0.0%

TRW Automotive Holdings Corp.†	2,400	140,856

Banks-Fiduciary - 1.0%

Northern Trust Corp.	32,100	1,706,757
State Street Corp.	48,000	2,716,320

		4,423,077

Banks-Super Regional - 0.5%

US Bancorp	62,900	2,137,342

Beverages-Non-alcoholic - 0.2%

Coca-Cola Co.	1,400	54,208
Monster Beverage Corp.†	17,900	902,697

		956,905

Brewery - 0.0%

Anheuser-Busch InBev NV ADR	2,200	206,778

Broadcast Services/Program - 1.0%

Discovery Communications, Inc., Class C†	74,150	4,782,675

Building-Residential/Commercial - 0.0%

Lennar Corp., Class A#	4,300	165,937

Casino Hotels - 1.2%

Las Vegas Sands Corp.	104,700	5,391,003

Chemicals-Specialty - 0.8%

Ecolab, Inc.	48,900	3,743,295

Coatings/Paint - 1.3%

Sherwin-Williams Co.	37,400	6,043,466

Coffee - 0.2%

Green Mountain Coffee Roasters, Inc.†#	15,100	721,176

Commercial Services-Finance - 3.5%

Alliance Data Systems Corp.†#	12,700	2,015,363
Mastercard, Inc., Class A	27,100	14,032,922

		16,048,285

Computer Aided Design - 0.4%

Autodesk, Inc.†	46,600	1,711,152

Computer Services - 1.4%

Accenture PLC, Class A	26,600	1,977,976
Cognizant Technology Solutions Corp., Class A†	26,900	2,065,113
IHS, Inc., Class A†#	21,200	2,252,500

		6,295,589

Computer Software - 0.0%

Akamai Technologies, Inc.†	5,400	199,584

Computers - 3.2%

Apple, Inc.	33,500	14,786,900

Computers-Memory Devices - 0.5%

EMC Corp.†	108,600	2,498,886

Consulting Services - 0.0%

Verisk Analytics, Inc., Class A†	3,400	198,968

Cosmetics & Toiletries - 0.4%

Estee Lauder Cos., Inc., Class A	2,200	141,020
Procter & Gamble Co.	21,900	1,668,342

		1,809,362

Cruise Lines - 1.0%

Carnival Corp.	134,700	4,818,219

Data Processing/Management - 0.4%

Fiserv, Inc.†	19,600	1,609,356

Distribution/Wholesale - 2.6%

Fastenal Co.#	102,300	5,281,749
Fossil, Inc.†#	47,300	4,861,021
WW Grainger, Inc.	8,200	1,856,972

		11,999,742

Diversified Banking Institutions - 1.0%

Citigroup, Inc.	12,900	541,413
Goldman Sachs Group, Inc.	9,300	1,392,768
JPMorgan Chase & Co.	28,700	1,404,004
Morgan Stanley	48,500	1,093,675

		4,431,860

Diversified Manufacturing Operations - 3.5%

3M Co.	13,300	1,383,200
Danaher Corp.	240,580	14,819,728

		16,202,928

E-Commerce/Products - 6.4%

Amazon.com, Inc.†	76,500	20,216,655
eBay, Inc.†	172,640	9,439,955

		29,656,610

E-Commerce/Services - 3.3%

Expedia, Inc.	10,100	644,784
Liberty Interactive Corp., Class A†	69,900	1,459,512
priceline.com, Inc.†	19,000	13,064,020

		15,168,316

Electric Products-Misc. - 0.0%

AMETEK, Inc.	800	33,464

Electronic Components-Semiconductors - 1.5%

Broadcom Corp., Class A	158,300	5,399,613
Xilinx, Inc.	43,530	1,622,363

		7,021,976

Electronic Connectors - 0.1%

Amphenol Corp., Class A#	5,800	410,988

Enterprise Software/Service - 0.0%

Oracle Corp.	2,500	85,650

Finance-Credit Card - 2.6%

American Express Co.	80,900	5,027,935
Visa, Inc., Class A	44,000	6,980,160

		12,008,095

Finance-Investment Banker/Broker - 0.3%

TD Ameritrade Holding Corp.#	67,400	1,281,274

Finance-Other Services - 0.4%

IntercontinentalExchange, Inc.†	13,300	2,059,106

Food-Misc./Diversified - 0.0%

Nestle SA	2,002	139,903

Food-Retail - 0.7%

Whole Foods Market, Inc.	35,400	3,030,948

Hotels/Motels - 1.5%

Marriott International, Inc., Class A	53,090	2,094,400
Starwood Hotels & Resorts Worldwide, Inc.	83,600	5,043,588

		7,137,988

Industrial Gases - 1.6%

Praxair, Inc.	66,700	7,540,435

Instruments-Controls - 0.8%

Honeywell International, Inc.	51,700	3,624,170

Instruments-Scientific - 0.9%

Thermo Fisher Scientific, Inc.	56,600	4,177,080

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.	25,100	932,214

Internet Application Software - 1.0%

Tencent Holdings, Ltd.	136,300	4,716,968

Internet Content-Entertainment - 0.8%

Facebook, Inc., Class A†	143,341	3,906,042

Internet Content-Information/News - 0.7%

LinkedIn Corp., Class A†	18,000	3,027,240

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	1,700	160,531

Investment Management/Advisor Services - 3.0%

Ameriprise Financial, Inc.	14,640	1,004,743
Franklin Resources, Inc.	59,100	8,347,875
Invesco, Ltd.	177,700	4,760,583

		14,113,201

Machinery-General Industrial - 0.6%

Roper Industries, Inc.	22,000	2,741,420

Machinery-Pumps - 0.0%

Flowserve Corp.	600	96,300

Medical Information Systems - 0.1%

Cerner Corp.†	7,700	673,442

Medical Instruments - 0.3%

Edwards Lifesciences Corp.†	18,100	1,555,333
Intuitive Surgical, Inc.†	100	50,989

		1,606,322

Medical Products - 1.1%

Baxter International, Inc.	24,100	1,629,160
Covidien PLC	23,800	1,512,966
Henry Schein, Inc.†#	4,700	419,334
Stryker Corp.	24,000	1,533,120

		5,094,580

Medical-Biomedical/Gene - 6.0%

Alexion Pharmaceuticals, Inc.†	40,400	3,504,296
Amgen, Inc.	1,500	137,115
Biogen Idec, Inc.†	43,200	7,185,888
Celgene Corp.†	64,500	6,655,110
Gilead Sciences, Inc.†	194,300	8,298,553
Regeneron Pharmaceuticals, Inc.†#	13,800	2,304,600

		28,085,562

Medical-Drugs - 1.2%

Allergan, Inc.	40,200	4,358,484
Valeant Pharmaceuticals International, Inc.†	12,800	863,488
Zoetis, Inc.†	7,500	250,875

		5,472,847

Medical-Generic Drugs - 0.0%

Perrigo Co.	800	90,536

Medical-HMO - 0.5%

UnitedHealth Group, Inc.	41,300	2,207,485

Medical-Wholesale Drug Distribution - 1.8%

Cardinal Health, Inc.	7,300	337,333
McKesson Corp.	74,400	7,896,072

		8,233,405

Metal Processors & Fabrication - 1.7%

Precision Castparts Corp.	43,000	8,023,370

Motorcycle/Motor Scooter - 0.6%

Harley-Davidson, Inc.	51,700	2,720,971

Multimedia - 0.6%

Walt Disney Co.	54,700	2,986,073

Oil Companies-Exploration & Production - 2.6%

Cabot Oil & Gas Corp.	1,600	99,152
Concho Resources, Inc.†	10,000	899,600
EOG Resources, Inc.	28,100	3,532,451
EQT Corp.	27,900	1,760,211
Occidental Petroleum Corp.	400	32,932
Pioneer Natural Resources Co.#	29,000	3,648,490
Range Resources Corp.	29,200	2,242,560

		12,215,396

Oil Companies-Integrated - 0.2%

Phillips 66	17,800	1,120,688

Oil Field Machinery & Equipment - 0.8%

Cameron International Corp.†	42,100	2,682,612
FMC Technologies, Inc.†	15,300	794,223

		3,476,835

Oil-Field Services - 1.6%

Schlumberger, Ltd.	95,900	7,465,815

Pharmacy Services - 0.7%

Express Scripts Holding Co.†	58,400	$3,323,544

Real Estate Investment Trusts - 2.3%

American Tower Corp.	134,500	10,437,200

Retail-Apparel/Shoe - 2.0%

Limited Brands, Inc.	56,900	2,590,088
Lululemon Athletica, Inc.†#	8,900	596,745
PVH Corp.	39,600	4,825,260
Ross Stores, Inc.	22,400	1,298,304

		9,310,397

Retail-Auto Parts - 0.8%

O’Reilly Automotive, Inc.†	36,500	3,713,510

Retail-Building Products - 1.0%

Home Depot, Inc.	54,700	3,746,950
Lowe’s Cos., Inc.	20,300	774,445

		4,521,395
Retail-Discount - 0.3%

Costco Wholesale Corp.	10,700	1,083,803
Dollar Tree, Inc.†	2,900	131,037

		1,214,840
Retail-Drug Store - 0.4%

CVS Caremark Corp.	36,400	1,860,768

Retail-Pet Food & Supplies - 0.0%

PetSmart, Inc.#	3,100	201,841

Retail-Restaurants - 2.6%

Chipotle Mexican Grill, Inc.†	9,600	3,041,184
Starbucks Corp.	154,000	8,442,280
Tim Hortons, Inc.#	800	38,696
Yum! Brands, Inc.	10,800	707,184

		12,229,344

Semiconductor Components-Integrated Circuits - 2.2%

QUALCOMM, Inc.	157,820	10,357,727

Telecommunication Equipment - 0.3%

Juniper Networks, Inc.†	76,870	1,589,672

Transport-Rail - 2.7%

Kansas City Southern#	34,700	3,573,059
Union Pacific Corp.	65,400	8,966,994

		12,540,053

Transport-Services - 1.5%

FedEx Corp.	63,800	6,726,434

Transport-Truck - 0.2%

J.B. Hunt Transport Services, Inc.	12,000	834,240

Web Portals/ISP - 6.0%

Baidu, Inc. ADR†	34,400	3,122,144
Google, Inc., Class A†	30,900	24,757,080

		27,879,224

Total Long-Term Investment Securities
(cost $319,062,931)		461,572,795

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Registered Investment Companies - 5.2%

State Street Navigator Securities Lending Prime Portfolio(1)	21,495,092	21,495,092
T Rowe Price Reserve Investment Fund	2,357,329	2,357,329

Total Short-Term Investment Securities
(cost $23,852,421)		23,852,421

TOTAL INVESTMENTS
(cost $342,915,352)(2)	104.5%	485,425,216
Liabilities in excess of other assets	(4.5)	(20,697,198)

NET ASSETS	100.0%	$464,728,018

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2013, the Fund had loaned securities with a total value of $26,007,585. This was secured by collateral of $ 21,495,092, which was received in cash and subsequently invested in short-term investments currently valued at $ 21,495,092 as reported in the portfolio of investments. Additional collateral of $4,956,089 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.13% to 4.50%	12/31/2013 to 06/30/2017	$4,956,089

(2)	See Notes 5 for cost of Investments on a tax basis

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Products	$29,656,610	$—	$—	$29,656,610
Medical-Biomedical/Gene	28,085,562	—	—	28,085,562
Web Portals/ISP	27,879,224	—	—	27,879,224
Other Industries*	375,951,399	—	—	375,951,399
Short-Term Investment Securities:
Registered Investment Companies	23,852,421	—	—	23,852,421

Total	$485,425,216	$—	$—	$485,425,216

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.3%
Aerospace/Defense - 1.2%

Raytheon Co.	8,260	$450,748

Apparel Manufacturers - 1.2%

Hanesbrands, Inc.†	10,600	420,184

Applications Software - 1.3%

Microsoft Corp.	17,235	479,133

Auto-Cars/Light Trucks - 1.3%

Daimler AG ADR	7,600	452,960

Auto/Truck Parts & Equipment-Original - 1.1%

Delphi Automotive PLC	9,300	389,205

Banks-Fiduciary - 1.6%

State Street Corp.	10,110	572,125

Banks-Super Regional - 7.1%

Capital One Financial Corp.	16,525	843,271
Fifth Third Bancorp	26,800	424,512
PNC Financial Services Group, Inc.	8,225	513,158
Wells Fargo & Co.	22,645	794,386

		2,575,327

Building Products-Wood - 1.0%

Masco Corp.	19,400	373,644

Casino Services - 1.5%

International Game Technology	34,600	551,524

Chemicals-Diversified - 2.6%

E.I. du Pont de Nemours & Co.	7,300	349,670
Rockwood Holdings, Inc.	9,500	594,700

		944,370

Computer Services - 1.4%

International Business Machines Corp.	2,500	502,075

Cruise Lines - 2.6%

Carnival Corp.	13,000	465,010
Royal Caribbean Cruises, Ltd.	14,200	495,154

		960,164

Diversified Banking Institutions - 5.9%

Bank of America Corp.	47,726	535,963
Citigroup, Inc.	18,710	785,259
JPMorgan Chase & Co.	17,005	831,884

		2,153,106

Diversified Manufacturing Operations - 7.5%

Eaton Corp. PLC	9,000	557,730
General Electric Co.	17,415	404,376
Illinois Tool Works, Inc.	8,800	541,200
ITT Corp.	5,500	144,815
Pentair, Ltd.	9,300	495,411
SPX Corp.	7,200	579,672

		2,723,204

Electric Products-Misc. - 2.6%

Emerson Electric Co.	8,940	506,898
Molex, Inc.	16,200	448,902

		955,800

Electronic Components-Semiconductors - 2.9%

Microchip Technology, Inc.	14,700	536,109
Texas Instruments, Inc.	15,320	526,548

		1,062,657

Electronic Security Devices - 1.5%

Tyco International, Ltd.	17,000	544,170

Enterprise Software/Service - 1.4%

CA, Inc.	21,100	516,739

Finance-Consumer Loans - 2.2%

SLM Corp.	42,805	812,011

Finance-Credit Card - 2.5%

American Express Co.	8,255	513,048
Discover Financial Services	10,300	396,859

		909,907

Food-Wholesale/Distribution - 1.5%

Sysco Corp.	16,700	537,072

Instruments-Controls - 1.5%

Honeywell International, Inc.	7,600	532,760

Insurance-Multi-line - 1.1%

XL Group PLC	13,620	390,077

Insurance-Property/Casualty - 0.7%

Chubb Corp.	2,900	243,687

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	5,000	343,150

Medical Instruments - 1.6%

Medtronic, Inc.	12,830	576,837

Medical Products - 1.3%

Baxter International, Inc.	7,000	473,200

Medical-Drugs - 5.1%

Johnson & Johnson	9,585	729,515
Pfizer, Inc.	24,841	679,898
Sanofi ADR	9,700	457,937

		1,867,350

Medical-Generic Drugs - 1.0%

Teva Pharmaceutical Industries, Ltd. ADR	9,300	347,820

Medical-HMO - 3.8%

Cigna Corp.	8,900	520,294
UnitedHealth Group, Inc.	8,320	444,704
WellPoint, Inc.	6,715	417,539

		1,382,537

Medical-Wholesale Drug Distribution - 1.3%

Cardinal Health, Inc.	9,900	457,479

Oil & Gas Drilling - 1.0%

Seadrill, Ltd.	10,300	377,701

Oil Companies-Exploration & Production - 1.4%

Occidental Petroleum Corp.	6,365	524,030

Oil Companies-Integrated - 6.5%

BP PLC ADR	11,935	482,174
Chevron Corp.	4,445	520,732
ConocoPhillips	8,465	490,547
Marathon Oil Corp.	15,665	524,777
Phillips 66	5,482	345,147

		2,363,377

Pharmacy Services - 1.2%

Omnicare, Inc.	11,700	435,942

Pipelines - 0.5%

ONEOK, Inc.	3,800	170,962

Rental Auto/Equipment - 0.8%

Rent-A-Center, Inc.	8,300	301,124

Retail-Discount - 1.5%

Target Corp.	8,700	547,752

Retail-Drug Store - 1.5%

Walgreen Co.	13,100	536,314

Savings & Loans/Thrifts - 2.9%

New York Community Bancorp, Inc.	40,600	548,100
People’s United Financial, Inc.	39,100	512,210

		1,060,310

Telephone-Integrated - 3.0%

AT&T, Inc.	18,810	675,467
Verizon Communications, Inc.	8,805	409,697

		1,085,164

Tobacco - 3.5%

Altria Group, Inc.	14,670	492,179
Imperial Tobacco Group PLC ADR	4,000	290,880
Philip Morris International, Inc.	5,300	486,275

		1,269,334

Tools-Hand Held - 2.3%

Stanley Black & Decker, Inc.	10,760	846,812

Toys - 1.0%

Hasbro, Inc.	8,800	352,176

Total Long-Term Investment Securities
(cost $29,419,243)		35,372,020

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Time Deposits - 3.0%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/2013
(cost $1,088,000)	$1,088,000	1,088,000

TOTAL INVESTMENTS
(cost $30,507,243)(1)	100.3%	36,460,020
Liabilities in excess of other assets	(0.3)	(117,737)

NET ASSETS	100.0%	$36,342,283

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$2,575,327	$—	$—	$2,575,327
Diversified Banking Institutions	2,153,106	—	—	2,153,106
Diversified Manufacturing Operatons	2,723,204	—	—	2,723,204
Medical Drugs	1,867,350	—	—	1,867,350
Oil Companies-Integrated	2,363,377	—	—	2,363,377
Other Industries*	23,689,656	—	—	23,689,656
Short-Term Investment Securities:
Time Deposits	—	1,088,000	—	1,088,000

Total	$35,372,020	$1,088,000	$—	$36,460,020

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 8.2%
Diversified Financial Services - 8.2%

ABFC 2002-NC1 Trust FRS Series 2002-NC1, Class M1 1.22% due 03/25/2032	$534,258	$511,816
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	245,000	248,419
Ameriquest Mortgage Securities, Inc. FRS Series 2005-R1, Class M1 0.65% due 03/25/2035	563,253	555,174
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.76% due 01/25/2035(1)	617,140	591,968
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 1.06% due 08/25/2034	1,112,679	1,084,316
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	585,000	591,409
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	240,000	259,113
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	240,000	239,984
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(2)	380,000	443,854
Commercial Mtg. Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)(3)	2,000,000	2,059,871
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.57% due 12/25/2034	379,853	370,007
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.78% due 02/25/2034	78,704	77,597
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	240,184
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A-1 2.30% due 08/01/2021	409,247	428,823
Ford Credit Auto Owner Trust Series 2012-D, Class C 1.23% due 08/15/2018	600,000	598,842
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	405,000	408,185
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	339,000	338,863
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	192,000	195,256
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	192,000	192,538
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	115,000	114,866
Icon Brands Holdings LLC Series 2012-1A, Class A 4.23% due 01/25/2043*(3)	230,000	243,172
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(2)	2,000,000	2,288,702
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	245,871	252,818
MortgageIT Trust FRS Series 2004-2, Class A1 0.57% due 12/25/2034(1)	250,406	242,931
MortgageIT Trust FRS Series 2004-1, Class A2 1.10% due 11/25/2034(1)	504,649	448,369
RAMP Trust FRS Series 2005-RS6, Class M1 0.70% due 06/25/2035	250,000	246,266
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	127,241	128,768
TAL Advantage V, LLC Series 2013-1A, Class A 2.83% due 02/22/2038*(3)	273,000	273,000
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	656,774	680,507
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(2)	593,000	595,357
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(2)	1,000,000	1,111,684
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.96% due 06/15/2045(2)	1,000,000	1,135,418
WaMu Mtg. Pass Through Certs. FRS Series 2003-AR9, Class 2A 2.55% due 09/25/2033(1)	1,327,401	1,353,902
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	385,768	395,420

Total Asset Backed Securities
(cost $18,571,042)		18,947,399

U.S. CORPORATE BONDS & NOTES - 17.8%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	323,000	312,035

Aerospace/Defense - 0.1%

Lockheed Martin Corp. Notes 4.07% due 12/15/2042*	178,000	166,666

Aerospace/Defense-Equipment - 0.1%

Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	185,000	196,144

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*#	256,000	257,574
Ford Motor Co. Senior Notes 4.75% due 01/15/2043#	312,000	296,332

		553,906

Banks-Commercial - 1.3%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	491,000	538,202
Fifth Third Bank Senior Notes 1.45% due 02/28/2018	322,000	321,661
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	177,000	181,907
KeyBank NA Senior Notes 1.65% due 02/01/2018	508,000	513,226
PNC Bank NA Sub. Notes 2.95% due 01/30/2023#	375,000	374,098
Union Bank NA Senior Notes 2.13% due 06/16/2017	292,000	299,757
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	301,000	309,279
Zions Bancorporation Senior Notes 4.50% due 03/27/2017#	542,000	579,667

		3,117,797

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	298,000	301,788

Banks-Money Center - 0.1%

Chase Capital III FRS Limited Guar. Notes 0.84% due 03/01/2027	103,000	85,748
Comerica Bank Sub. Notes 5.20% due 08/22/2017	141,000	162,376

		248,124

Banks-Super Regional - 1.2%

Capital One Financial Corp. FRS Senior Notes 1.45% due 07/15/2014	127,000	128,197
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	413,000	422,206
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	171,000	211,985
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017#	589,000	691,340
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017#	318,000	376,487
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	30,000	33,628
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	91,000	108,596
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023#	364,000	368,651
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018#(4)	165,000	190,162
Wells Fargo Bank NA FRS Sub. Notes 0.50% due 05/16/2016	290,000	286,088

		2,817,340

Brewery - 0.1%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	185,000	183,200

Cable/Satellite TV - 0.5%

Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	690,000	699,429
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	187,000	187,959

TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	155,000	205,596
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042#	144,000	131,130

		1,224,114

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	241,430

Commercial Services-Finance - 0.1%

Western Union Co. Notes 2.88% due 12/10/2017#	299,000	300,624

Computer Aided Design - 0.1%

Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	301,000	298,114

Computer Services - 0.2%

International Business Machines Corp. Senior Notes 6.22% due 08/01/2027#	310,000	414,465

Computers - 0.1%

Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	184,000	188,811

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc. Senior Notes 5.13% due 03/15/2020	66,000	66,141

Disposable Medical Products - 0.1%

CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	196,000	195,748

Diversified Banking Institutions - 2.4%

Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	148,000	165,109
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	275,000	318,265
Bank of America Corp. Senior Notes 5.88% due 01/05/2021#	195,000	231,653
Citigroup, Inc. Notes 3.38% due 03/01/2023	403,000	406,985
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	720,000	784,802
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018#	416,000	421,430
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	316,000	373,394
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	775,000	878,711
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(4)	160,000	184,536
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/2077	73,000	56,758
Morgan Stanley Sub. Notes 4.88% due 11/01/2022#	297,000	313,534
Morgan Stanley Senior Notes 5.63% due 09/23/2019	344,000	397,950
Morgan Stanley Senior Notes 5.75% due 01/25/2021	318,000	368,649
Morgan Stanley Senior Notes 6.25% due 08/09/2026	205,000	243,414
Morgan Stanley Senior Notes 6.38% due 07/24/2042#	226,000	276,068
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	44,000	54,258

		5,475,516

Diversified Financial Services - 0.7%

General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	179,000	182,381
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020#	210,000	250,428
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	214,000	251,396
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	733,000	938,150

		1,622,355

Diversified Manufacturing Operations - 0.2%

Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	113,000	111,926
Textron, Inc. Senior Notes 4.63% due 09/21/2016#	305,000	335,249

		447,175

Electric-Distribution - 0.0%

Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	105,000	102,243

Electric-Generation - 0.3%

Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	664,000	763,064

Electric-Integrated - 1.2%

Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041#	195,000	216,542
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	374,144
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	107,000	107,815
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	359,000	359,363
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042#	359,000	391,434
FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	251,000	250,975
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	447,000	446,669
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042#	182,000	175,493
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	119,563
Great Plains Energy, Inc. VRS Senior Notes 5.29% due 06/15/2022	181,000	203,626
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	193,000	194,766

		2,840,390

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 4.00% due 12/15/2032#	199,000	196,363

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp. Notes 1.30% due 03/01/2023	185,000	183,727
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	121,000	121,608

		305,335

Finance-Investment Banker/Broker - 0.4%

Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	165,000	188,074
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043#	182,000	190,541
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	23,140
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	112,000	11
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016#	176,000	196,352
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	205,000	233,773

		831,900

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	150,000	151,314

Food-Misc./Diversified - 0.1%

ConAgra Foods, Inc. Senior Notes 1.30% due 01/25/2016#	116,000	116,763
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	146,000	181,632

		298,395

Gas-Distribution - 0.1%

Southern Union Co. Senior Notes 7.60% due 02/01/2024	192,000	244,986

Industrial Gases - 0.1%

Airgas, Inc. Senior Notes 2.38% due 02/15/2020	214,000	215,108

Insurance-Life/Health - 0.5%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	212,659
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	118,147
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	313,000	313,955
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015#	207,000	226,599
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043#	283,000	294,320

		1,165,680

Insurance-Multi-line - 0.1%

Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	222,000	231,043

Insurance-Mutual - 0.3%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	150,000	156,150
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	459,970

		616,120

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	58,544
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	268,000	359,317

		417,861

Medical-Drugs - 0.7%

AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	328,000	330,693
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	409,000	412,019
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	182,000	185,087
Zoetis, Inc. Senior Notes 1.15% due 02/01/2016*	62,000	62,180
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	152,000	152,518
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	452,000	454,688

		1,597,185

Medical-Generic Drugs - 0.4%

Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023#	367,000	360,459
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020	314,000	366,266
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017#	128,000	129,082
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042#	106,000	106,964

		962,771

Medical-HMO - 0.3%

Cigna Corp. Senior Notes 5.38% due 02/15/2042#	193,000	218,323
Cigna Corp. Senior Notes 6.15% due 11/15/2036	80,000	97,012
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015#	261,000	263,018
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	218,000	218,288

		796,641

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	200,000	199,980

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	228,000	227,977
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.45% due 03/15/2043*	193,000	192,120

		420,097

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018	318,000	328,607

Multimedia - 0.4%

CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	126,000	126,845
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	155,000	185,000
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	298,000	385,266
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	159,000	222,991

		920,102

Oil & Gas Drilling - 0.1%

Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	169,000	170,530

Oil Companies-Exploration & Production - 0.4%

Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	353,000	399,110
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	468,000	558,722

		957,832

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 5.60% due 02/15/2041	154,000	163,537
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	249,000	249,527

		413,064

Oil Refining & Marketing - 0.0%

Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041#	43,000	54,033

Paper & Related Products - 0.3%

Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	571,000	677,482

Pipelines - 0.4%

El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	271,000	260,183
Energy Transfer Partners LP Senior Bonds 3.60% due 02/01/2023	110,000	109,923
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	346,000	399,384
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022#	77,000	79,722

		849,212

Real Estate Investment Trusts - 0.1%

HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	171,292

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	161,502	187,295
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	157,010	185,442

		372,737

Retail-Regional Department Stores - 0.1%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	124,000	148,460

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	340,000	361,800
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	218,000	260,685
People’s United Financial, Inc. Senior Notes 3.65% due 12/06/2022	516,000	523,960
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	145,000	148,963

		1,295,408

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/2047	225,000	234,702
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	190,677

		425,379

Security Services - 0.2%

ADT Corp. Senior Notes 2.25% due 07/15/2017*#	282,000	281,624
ADT Corp. Senior Notes 3.50% due 07/15/2022*	209,000	204,447

		486,071

Special Purpose Entities - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	446,159
MassMutual Global Funding II Senior Notes 2.50% due 10/17/2022*	162,000	158,086

		604,245

Telecom Services - 0.2%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	130,000	155,257
Qwest Corp. Senior Notes 7.50% due 10/01/2014	250,000	272,856

		428,113

Telephone-Integrated - 0.5%

AT&T, Inc. Senior Notes 0.90% due 02/12/2016	319,000	319,203
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*#	140,000	131,716
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	237,000	295,937
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	200,000	235,690
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	125,000	157,136

		1,139,682

Transport-Rail - 0.2%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023*#	95,000	94,633
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	21,000	25,589
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	241,896

		362,118

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*#	357,000	360,951
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 4.25% due 01/17/2023*	113,000	113,557

		474,508

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/2037	9,930	11,056

Total U.S. CORPORATE BONDS & NOTES
(cost $39,742,139)		41,017,900

FOREIGN CORPORATE BONDS & NOTES - 3.8%
Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*#	263,000	264,046

Banks-Commercial - 1.2%

Bank of Montreal Senior Notes 1.40% due 09/11/2017#	455,000	455,556
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.65% due 02/26/2018*	378,000	378,503
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	128,000	143,211
ING Bank NV Notes 2.00% due 09/25/2015*#	572,000	581,770
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	503,000	512,658
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	650,000	650,230
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*#	135,000	134,940

		2,856,868

Banks-Money Center - 0.1%

Royal Bank of Scotland NV FRS Sub. Notes 0.98% due 03/09/2015	350,000	338,712

Brewery - 0.1%

Heineken NV Senior Notes 1.40% due 10/01/2017*	174,000	173,448

Cellular Telecom - 0.2%

Vodafone Group PLC Senior Notes 4.38% due 02/19/2043#	580,000	565,516

Diversified Banking Institutions - 0.1%

Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015#	218,000	224,401

Diversified Manufacturing Operations - 0.1%

Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	182,000	182,302

Electric-Integrated - 0.2%

Electricite de France SA FRS Sub. Notes 5.25% due 01/29/2023*#(4)	345,000	339,652

Investment Companies - 0.2%

Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*#	377,000	365,215

Medical-Drugs - 0.2%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	409,090

Oil & Gas Drilling - 0.3%

Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	248,000	292,267
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/2041	75,000	93,798
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031#	157,000	191,395

		577,460

Oil Companies-Exploration & Production - 0.1%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031#	157,000	207,331

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016#	350,000	364,294
Petroleos Mexicanos Company Guar. Notes 3.50% due 01/30/2023*#	190,000	186,200
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	173,000	177,757
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044#	204,000	209,610

		937,861

Petrochemicals - 0.1%

Mexichem SAB de CV Senior Notes 6.75% due 09/19/2042*#	218,000	241,762

Savings & Loans/Thrifts - 0.2%

RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	552,499

Telephone-Integrated - 0.2%

Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	449,000	473,347

Total Foreign Corporate Bonds & Notes
(cost $8,591,933)		8,709,510

FOREIGN GOVERNMENT AGENCIES - 0.6%
Regional Authority - 0.3%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	302,332
Province of British Columbia Senior Notes 2.85% due 06/15/2015	272,000	286,878

		589,210

Sovereign - 0.3%

Government of Canada Senior Notes 0.88% due 02/14/2017	308,000	310,433
United Mexican States Senior Notes 4.75% due 03/08/2044	373,000	391,650

		702,083

Total Foreign Government Agencies
(cost $1,296,377)		1,291,293

MUNICIPAL BONDS & NOTES - 0.4%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2041	241,000	259,446
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	334,524
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	242,318

Total Municipal Bonds & Notes
(cost $789,606)		836,288

U.S. GOVERNMENT AGENCIES - 36.7%
Federal Home Loan Bank - 0.1%

5.50% due 07/15/2036	250,000	336,443

Federal Home Loan Mtg. Corp. - 10.8%

1.00% due 07/30/2014	1,000,000	1,010,959
3.00% due 08/01/2027	1,047,421	1,107,380

3.00% due 10/01/2042	920,054	950,818
3.00% due 11/01/2042	1,580,605	1,629,535
3.50% due 11/01/2041	1,454,595	1,532,162
3.50% due 02/01/2042	1,162,484	1,227,381
3.50% due 03/01/2042	384,392	405,911
3.50% due 04/01/2042	2,090,516	2,201,994
3.50% due 06/01/2042	2,832,939	2,992,993
3.50% due 08/01/2042	488,439	518,148
4.00% due 09/01/2040	232,972	247,601
4.50% due 01/01/2039	87,305	93,343
4.50% due 06/01/2040	1,581,281	1,743,512
4.50% due 06/01/2041	2,002,492	2,152,869
5.00% due 10/01/2033	5,566	6,043
5.00% due 02/01/2036	70,045	76,145
5.00% due 03/01/2038	238,154	256,196
5.00% due 07/01/2038	581,648	625,713
5.00% due 06/01/2039	1,101,909	1,217,413
5.00% due 07/01/2040	1,240,897	1,346,539
5.50% due 11/01/2018	124,772	134,948
5.50% due 02/01/2035	426,636	464,468
5.50% due 07/01/2036	453,758	493,594
5.50% due 09/01/2037	20,446	22,203
5.50% due 10/01/2037	22,088	23,986
5.50% due 01/01/2038	255,993	278,466
5.50% due 04/01/2038	137,431	149,153
5.50% due 06/01/2041	155,684	169,351
6.00% due 10/01/2033	326,575	365,145
6.00% due 03/01/2040	4,119	4,515
6.50% due 02/01/2035	20,243	23,125
6.50% due 01/01/2036	25,972	29,522
6.50% due 03/01/2036	105,699	120,234
6.75% due 09/15/2029	500,000	742,715
6.75% due 03/15/2031	250,000	376,521
7.00% due 11/01/2016	10,789	11,395
7.00% due 07/01/2032	13,432	15,735
7.50% due 04/01/2031	45,839	55,215
8.00% due 01/01/2029	6,842	7,744
8.00% due 12/01/2029	5,115	5,810
8.00% due 12/01/2030	31,570	34,327
8.00% due 01/01/2031	219	272

		24,871,099

Federal National Mtg. Assoc. - 25.0%

zero coupon due 05/25/2040 STRIPS	487,950	459,085
3.00% due 10/01/2027	244,764	258,073
3.00% due 12/01/2027	1,975,327	2,082,735
3.00% due 01/01/2028	1,981,928	2,089,696
3.00% due 03/01/2042	528,019	547,180
3.00% due 06/01/2042	466,517	483,447
3.00% due 12/01/2042	1,911,854	1,981,507
3.50% due 08/01/2027	556,850	594,698
3.50% due 10/01/2041	1,063,305	1,128,788
3.50% due 12/01/2041	929,545	989,696
3.50% due 05/01/2042	804,078	851,838
3.50% due 06/01/2042	614,769	651,284
3.50% due 07/01/2042	1,210,374	1,277,121
3.50% due 08/01/2042	749,414	777,066
3.50% due 09/01/2042	1,966,551	2,083,359
4.00% due 07/01/2040	292,199	317,336
4.00% due 08/01/2040	65,252	69,621
4.00% due 09/01/2040	737,247	786,617
4.00% due 10/01/2040	304,582	324,978
4.00% due 12/01/2040	829,337	893,426
4.00% due 03/01/2041	416,937	444,857
4.00% due 10/01/2041	2,393,782	2,554,828
4.00% due 11/01/2041	2,636,506	2,813,882
4.00% due 01/01/2042	218,569	235,238
4.38% due 07/17/2013	2,000,000	2,031,590
4.50% due 11/01/2022	499,612	538,156
4.50% due 01/01/2039	166,741	179,461
4.50% due 08/01/2040	985,400	1,063,649
4.50% due 09/01/2040	1,220,969	1,317,924
4.50% due 11/01/2040	593,635	640,774
4.50% due 12/01/2040	1,101,194	1,188,638
4.50% due 05/01/2041	2,259,291	2,441,522
5.00% due 03/15/2016#	1,140,000	1,296,376
5.00% due 05/11/2017	500,000	588,955
5.00% due 10/01/2033	14,862	16,185
5.00% due 03/01/2034	188,337	204,635
5.00% due 05/01/2039	1,779,130	1,978,131
5.00% due 05/01/2040	325,610	353,381
5.00% due 07/01/2040	867,021	943,136
5.50% due 11/01/2022	71,421	78,027
5.50% due 12/01/2029	341,303	372,333
5.50% due 04/01/2033	229,692	253,158
5.50% due 12/01/2033	217,597	239,352
5.50% due 05/01/2034	194,449	213,890
5.50% due 03/01/2035	254,829	280,864
5.50% due 12/01/2035	217,084	237,906
5.50% due 04/01/2036	356,522	390,719
5.50% due 12/01/2036	865,199	948,184
5.50% due 07/01/2037	2,147,657	2,340,562
5.50% due 06/01/2038	1,829,506	1,994,615
5.50% due 06/01/2039	442,824	482,599
6.00% due 03/01/2016	539	572
6.00% due 12/01/2016	13,991	14,841
6.00% due 11/01/2017	38,287	41,119
6.00% due 12/01/2020	106,918	113,413
6.00% due 12/01/2033	175,387	197,471
6.00% due 12/01/2036	2,382,190	2,616,633
6.00% due 05/01/2038	502,031	551,532
6.00% due 11/01/2038	648,354	712,162
6.00% due 10/01/2039	3,423,775	3,760,726
6.00% due 06/01/2040	549,555	603,639
6.50% due 03/01/2017	23,553	25,493
6.50% due 08/01/2031	15,373	17,340
6.50% due 07/01/2032	111,464	125,376
6.50% due 07/01/2036	77,668	86,748
6.50% due 09/01/2037	233,505	261,301
6.50% due 10/01/2037	382,404	441,066
6.50% due 10/01/2038	136,269	151,929
6.50% due 02/01/2039	115,101	128,328
7.00% due 09/01/2031	79,565	94,921
7.50% due 08/01/2015	166	176
Federal National Mtg. Assoc. REMIC Series 2010-112, Class AB 4.00% due 11/25/2035	144,625	144,944

		57,400,808

Government National Mtg. Assoc. - 0.7%

5.00% due 04/15/2040	1,383,659	1,538,100
6.00% due 04/15/2029	14,427	16,561
6.50% due 07/15/2032	59,354	69,854
6.50% due 09/15/2032	66,341	76,708

		1,701,223

Tennessee Valley Authority - 0.1%
3.50% due 12/15/2042	286,000	277,329

Total U.S. Government Agencies
(cost $82,971,213)		84,586,902

U.S. GOVERNMENT TREASURIES - 30.3%
United States Treasury Bonds - 3.5%

2.75% due 08/15/2042	715,000	666,402
2.75% due 11/15/2042#	698,000	649,685
3.13% due 11/15/2041	809,000	817,975
3.13% due 02/15/2042	408,000	412,080
3.88% due 08/15/2040	54,000	62,809
4.25% due 05/15/2039#	267,000	329,870
4.38% due 02/15/2038#	483,000	606,920
4.38% due 11/15/2039	934,000	1,176,694
4.50% due 05/15/2038	120,000	153,637
4.50% due 08/15/2039	972,000	1,247,805
4.75% due 02/15/2037	587,000	776,399
4.75% due 02/15/2041	129,000	172,255
5.00% due 05/15/2037	159,000	217,557
5.25% due 11/15/2028	404,000	546,663
8.13% due 08/15/2019	92,000	132,689

		7,969,440

United States Treasury Notes - 26.8%

0.25% due 02/28/2014	161,000	161,119
0.38% due 04/15/2015	540,000	541,266
0.38% due 11/15/2015	9,000	9,014
0.50% due 07/31/2017	3,099,000	3,079,631
0.63% due 05/31/2017	132,000	132,103
0.63% due 08/31/2017	3,073,000	3,068,919
0.63% due 09/30/2017	662,000	660,345
0.75% due 06/15/2014#	3,210,000	3,232,569
0.75% due 10/31/2017	99,000	99,240
0.75% due 12/31/2017#	234,000	234,219
0.88% due 02/28/2017	2,600,000	2,633,108
0.88% due 01/31/2018#	231,000	232,372
1.00% due 10/31/2016	1,369,000	1,394,669
1.00% due 03/31/2017	7,312,000	7,437,679
1.25% due 09/30/2015	8,000	8,195
1.25% due 10/31/2015	2,222,000	2,277,030
1.38% due 11/30/2015	53,000	54,511
1.38% due 02/28/2019	3,900,000	3,983,179
1.50% due 12/31/2013	475,000	480,251
1.50% due 06/30/2016	128,000	132,560
1.63% due 08/15/2022	1,000	984
1.63% due 11/15/2022#	5,857,000	5,735,286
1.75% due 07/31/2015	95,000	98,325
1.75% due 05/15/2022	3,640,000	3,636,586
2.00% due 01/31/2016	54,000	56,582
2.00% due 02/15/2022	3,444,000	3,529,294
2.13% due 12/31/2015	150,000	157,559
2.38% due 08/31/2014	5,260,000	5,429,924
2.50% due 04/30/2015	2,500,000	2,620,312
2.63% due 02/29/2016	322,000	343,735
2.75% due 12/31/2017	1,511,000	1,656,787
3.13% due 05/15/2019	11,000	12,392
3.63% due 08/15/2019	52,000	60,235
3.88% due 05/15/2018	5,459,000	6,311,969
4.00% due 08/15/2018	1,403,000	1,639,319
4.25% due 08/15/2015	538,000	589,993

		61,731,261

Total U.S. Government Treasuries
(cost $67,430,787)		69,700,701

PREFERRED STOCK - 0.0%
Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%† (7) (cost $0)	78,000	8

Total Long-Term Investment Securities
(cost $219,393,097)		225,090,001

SHORT-TERM INVESTMENT SECURITIES - 6.9%
Registered Investment Companies - 3.1%

State Street Navigator Securities Lending Prime Portfolio(5)	7,114,099	7,114,099

Time Deposits - 3.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013	8,645,000	8,645,000

Total Short-Term Investment Securities
(cost $15,759,099)		15,759,099

TOTAL INVESTMENTS
(cost $235,152,196)(6)	104.7%	240,849,100
Liabilities in excess of other assets	(4.7)	(10,797,122)

NET ASSETS	100.0%	$230,051,978

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $14,202,198 representing 6.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	At February 28, 2013, the Fund had loaned securities with a total value of $7,388,110. This was secured by collateral of $7,114,099, which was received in cash and subsequently invested in short-term investments currently valued at $7,114,099 as reported in the portfolio of investments. Additional collateral of $415,013 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
Federal Home Loan Mortgage Corp.	0.75% to 6.50%	12/01/2023 to 02/15/2043	$158,781
Federal National Mortgage Assoc.	0.56% to 6.00%	07/01/2022 to 03/25/2043	173,136
Government National Mortgage Assoc.	0.60% to 6.50%	10/15/2031 to 10/20/2062	83,096

(6)	See Note 5 for cost of investments on a tax basis.
(7)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $28 representing 0.0% of net assets.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$16,371,356	$2,576,043	$18,947,399
U.S. Corporate Bonds & Notes	—	41,017,900	—	41,017,900
Foreign Corporate Bonds & Notes	—	8,709,510	—	8,709,510
Foreign Government Agencies	—	1,291,293	—	1,291,293
Municipal Bonds & Notes	—	836,288	—	836,288
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	24,871,099	—	24,871,099
Federal National Mtg. Assoc.	—	57,400,808	—	57,400,808
Other U.S. Government Agencies*	—	2,314,995	—	2,314,995
U.S. Government Treasuries:
United States Treasury Bonds	—	7,969,440	—	7,969,440
United States Treasury Notes	—	61,731,261	—	61,731,261
Preferred Stock	—	8	—	8
Short-Term Investment Securities:
Registered Investment Companies	7,114,099	—	—	7,114,099
Time Deposits	—	8,645,000	—	8,645,000

Total	$7,114,099	$231,158,958	$2,576,043	$240,849,100

* Sum of all other industries or other government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Asset-Backed Securities
Balance as of 5/31/2012	$250,000
Accrued discounts	—
Accrued premiums	—
Realized gain	12,646
Realized loss	—
Change in unrealized appreciation (1)	13,212
Change in unrealized depreciation (1)	(31)
Net purchases	2,562,831
Net sales	(262,615)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 02/28/2013	$2,576,043

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2013 includes:

Asset-Backed Securities
$13,212

The Fund’s securities classified as Level 3, with a fair value of $2,576,043 at February 28, 2013, are attributable to valuations from a single broker or valued at its respective transaction price (cost) which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.5%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	24,150	$308,637
Omnicom Group, Inc.#	2,900	166,837

		475,474

Aerospace/Defense - 1.5%

Boeing Co.	16,000	1,230,400
Northrop Grumman Corp.#	11,000	722,480
Raytheon Co.	28,880	1,575,982

		3,528,862

Airlines - 2.3%

Copa Holdings SA, Class A	8,000	835,360
Delta Air Lines, Inc.†#	101,335	1,446,051
United Continental Holdings, Inc.†#	108,782	2,905,567

		5,186,978

Applications Software - 2.0%

Microsoft Corp.	167,435	4,654,693

Athletic Footwear - 0.9%

NIKE, Inc., Class B	39,000	2,123,940

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	65,155	821,605
General Motors Co.†	4,640	125,976

		947,581

Auto/Truck Parts & Equipment-Original - 1.2%

Lear Corp.	13,800	737,196
TRW Automotive Holdings Corp.†	33,100	1,942,639

		2,679,835

Banks-Commercial - 0.2%

Regions Financial Corp.	58,690	448,979

Banks-Fiduciary - 0.1%

State Street Corp.	5,690	321,997

Banks-Super Regional - 4.2%

Capital One Financial Corp.	17,600	898,128
KeyCorp#	6,700	62,913
SunTrust Banks, Inc.	60,800	1,677,472
US Bancorp	144,881	4,923,056
Wells Fargo & Co.	58,145	2,039,727

		9,601,296

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.#	7,610	699,587

Beverages-Non-alcoholic - 1.0%

Coca-Cola Co.	61,700	2,389,024

Cable/Satellite TV - 3.0%

Comcast Corp., Class A	88,100	3,505,499
Comcast Corp., Special Class A	30,515	1,169,030
Time Warner Cable, Inc.#	26,340	2,275,512

		6,950,041

Chemicals-Diversified - 0.5%

E.I. du Pont de Nemours & Co.	1,205	57,719
PPG Industries, Inc.	8,150	1,097,479

		1,155,198

Chemicals-Specialty - 0.3%

Ashland, Inc.	1,500	116,955
Cabot Corp.#	12,291	452,063

		569,018

Coal - 0.1%

Peabody Energy Corp.	13,516	291,405

Commercial Services-Finance - 2.4%

Mastercard, Inc., Class A	7,540	3,904,363
Moody’s Corp.	19,025	914,341
Western Union Co.	53,190	746,256

		5,564,960

Computer Services - 0.7%

International Business Machines Corp.	7,650	1,536,349

Computers - 2.0%

Apple, Inc.	10,550	4,656,770

Computers-Integrated Systems - 1.0%

Teradata Corp.†	40,500	2,351,430

Computers-Memory Devices - 0.8%

EMC Corp.†	80,400	1,850,004

Consulting Services - 0.1%

Towers Watson & Co., Class A	2,580	171,751

Consumer Products-Misc. - 0.4%

Kimberly-Clark Corp.#	9,100	857,948

Containers-Paper/Plastic - 1.5%

Packaging Corp. of America	41,605	1,738,257
RockTenn Co., Class A	18,800	1,662,860

		3,401,117

Cosmetics & Toiletries - 0.2%

Procter & Gamble Co.	5,085	387,375

Data Processing/Management - 0.0%

Dun & Bradstreet Corp.#	900	72,540

Diversified Banking Institutions - 9.7%

Bank of America Corp.	397,400	4,462,802
Citigroup, Inc.	168,603	7,076,268
Goldman Sachs Group, Inc.	16,189	2,424,465
JPMorgan Chase & Co.	168,344	8,235,388

		22,198,923

Diversified Manufacturing Operations - 4.0%

3M Co.	39,150	4,071,600
General Electric Co.	137,050	3,182,301
Ingersoll-Rand PLC	36,500	1,921,725

		9,175,626

Electric-Integrated - 0.4%

Dominion Resources, Inc.#	5,625	315,000
FirstEnergy Corp.#	350	13,818
NV Energy, Inc.	8,950	176,852
PPL Corp.#	7,300	224,986
Public Service Enterprise Group, Inc.	6,450	210,205

		940,861

Electronic Components-Misc. - 0.0%

Garmin, Ltd.#	2,890	99,243

Electronic Components-Semiconductors - 0.1%

Broadcom Corp., Class A	2,100	71,631
LSI Corp.†	5,015	34,904

		106,535

Electronic Measurement Instruments - 1.0%

Agilent Technologies, Inc.	57,660	2,391,737

Electronic Parts Distribution - 0.4%

Avnet, Inc.†	28,900	1,020,459

Electronic Security Devices - 0.7%

Tyco International, Ltd.	51,635	1,652,836

Engineering/R&D Services - 1.3%

Fluor Corp.	18,500	1,145,150
Jacobs Engineering Group, Inc.†#	5,475	267,399
KBR, Inc.	53,300	1,619,787

		3,032,336

Engines-Internal Combustion - 0.5%

Cummins, Inc.	10,150	1,176,080

Enterprise Software/Service - 1.8%

CA, Inc.	18,975	464,698
Oracle Corp.	109,230	3,742,220

		4,206,918

Entertainment Software - 0.9%

Activision Blizzard, Inc.	136,300	1,949,090

Finance-Credit Card - 1.2%

Discover Financial Services	72,929	2,809,954

Finance-Other Services - 0.4%

NASDAQ OMX Group, Inc.	25,275	800,207

Food-Misc./Diversified - 0.4%

Unilever NV	25,690	999,855

Food-Retail - 0.5%

Kroger Co.	36,085	1,054,043

Gas-Distribution - 0.1%

UGI Corp.#	7,050	252,531

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.#	8,500	198,390

Instruments-Controls - 0.5%

Honeywell International, Inc.	15,145	1,061,664

Insurance Brokers - 0.1%

Willis Group Holdings PLC#	6,740	256,659

Insurance-Life/Health - 1.2%

Aflac, Inc.	15,780	788,211
Lincoln National Corp.#	28,687	847,414
Prudential Financial, Inc.	19,425	1,079,447

		2,715,072

Insurance-Multi-line - 2.0%

ACE, Ltd.	15,405	1,315,433
American Financial Group, Inc.	8,600	378,056
Hartford Financial Services Group, Inc.#	63,719	1,504,406
MetLife, Inc.	29,355	1,040,341
XL Group PLC#	12,770	365,733

		4,603,969

Insurance-Property/Casualty - 2.3%

Chubb Corp.	22,700	1,907,481
Travelers Cos., Inc.	40,315	3,242,132

		5,149,613

Insurance-Reinsurance - 0.5%

PartnerRe, Ltd.	14,000	1,249,360

Internet Security - 0.0%

Symantec Corp.†	600	14,064

Medical Instruments - 1.2%

Medtronic, Inc.	40,844	1,836,346
St. Jude Medical, Inc.#	23,800	975,800

		2,812,146

Medical Products - 0.6%

Hospira, Inc.†#	3,500	103,005
Stryker Corp.#	8,700	555,756
Zimmer Holdings, Inc.#	9,300	697,128

		1,355,889

Medical-Drugs - 9.4%

Abbott Laboratories	34,150	1,153,929
AbbVie, Inc.	34,150	1,260,818
Eli Lilly & Co.	36,320	1,985,251
Johnson & Johnson	34,875	2,654,336
Merck & Co., Inc.	159,274	6,805,778
Pfizer, Inc.	268,322	7,343,973
Zoetis, Inc.†	7,000	234,150

		21,438,235

Medical-HMO - 0.1%

Aetna, Inc.	4,665	220,141

Medical-Wholesale Drug Distribution - 0.8%

McKesson Corp.	16,900	1,793,597

Multimedia - 3.0%

News Corp., Class A	136,550	3,932,640
Time Warner, Inc.#	21,961	1,167,667
Viacom, Inc., Class B	30,720	1,795,891

		6,896,198

Networking Products - 0.7%

Cisco Systems, Inc.	78,500	1,636,725

Oil & Gas Drilling - 0.4%

Ensco PLC, Class A	6,229	374,612
Noble Corp.	10,835	388,110
Transocean, Ltd.	4,550	237,965

		1,000,687

Oil Companies-Exploration & Production - 0.4%

Apache Corp.	1,850	137,399
Devon Energy Corp.#	4,250	230,605
Occidental Petroleum Corp.	6,500	535,145

		903,149

Oil Companies-Integrated - 8.7%

Chevron Corp.	29,250	3,426,637
Exxon Mobil Corp.	82,620	7,398,621
Hess Corp.	16,745	1,113,543
Marathon Oil Corp.	118,654	3,974,909
Royal Dutch Shell PLC ADR, Class A	11,800	774,670
Suncor Energy, Inc.	91,680	2,773,320
Total SA ADR	8,600	430,172

		19,891,872

Oil Refining & Marketing - 2.5%

Marathon Petroleum Corp.	44,930	3,723,799
Tesoro Corp.#	17,389	977,957
Valero Energy Corp.	22,500	1,025,775

		5,727,531

Oil-Field Services - 0.8%

Halliburton Co.	18,545	769,803
Oceaneering International, Inc.#	15,700	998,363

		1,768,166

Paper & Related Products - 1.5%

Domtar Corp.#	12,800	954,368
International Paper Co.	56,200	2,473,362

		3,427,730

Retail-Apparel/Shoe - 0.7%

Ross Stores, Inc.	29,500	1,709,820

Retail-Discount - 1.2%

Target Corp.#	3,900	245,544
Wal-Mart Stores, Inc.	35,200	2,491,456

		2,737,000

Retail-Drug Store - 1.7%

CVS Caremark Corp.	75,000	3,834,000
Walgreen Co.	3,535	144,723

		3,978,723

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.#	9,500	515,090

Retail-Pet Food & Supplies - 0.5%

PetSmart, Inc.#	16,500	1,074,315

Retail-Regional Department Stores - 0.8%

Dillard’s, Inc., Class A	18,100	1,442,208
Kohl’s Corp.#	6,600	304,260

		1,746,468

Security Services - 0.2%

ADT Corp.	9,737	466,305

Semiconductor Equipment - 1.3%

KLA-Tencor Corp.	40,350	2,209,566
Teradyne, Inc.†#	50,900	853,084

		3,062,650

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	63,460	800,231

Telephone-Integrated - 0.8%

Verizon Communications, Inc.	36,900	1,716,957

Television - 0.0%

CBS Corp., Class B	1,700	73,763

Therapeutics - 0.1%

Warner Chilcott PLC, Class A	9,900	133,749

Tobacco - 0.3%

Philip Morris International, Inc.	8,650	793,638

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.#	2,510	197,537

Toys - 0.1%

Hasbro, Inc.#	3,050	122,061

Web Portals/ISP - 2.6%

Google, Inc., Class A†	7,350	5,888,820

Total Long-Term Investment Securities
(cost $192,934,273)		225,879,370

SHORT-TERM INVESTMENT SECURITIES - 9.2%
Registered Investment Companies - 9.2%

State Street Navigator Securities Lending Prime Portfolio(1)
(cost $21,041,799)	21,041,799	21,041,799

REPURCHASE AGREEMENT - 1.3%

State Street Bank & Trust Co. bearing interest at 0.01%, dated 02/28/2013 to be repurchased 03/01/2013 in the amount of $2,948,001 and collateralized by $3,070,000 Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $3,012,579

(cost $2,948,000)	$2,948,000	2,948,000

TOTAL INVESTMENTS
(cost $216,924,072)(2)	109.0%	249,869,169
Liabilities in excess of other assets	(9.0)	(20,616,390)

NET ASSETS	100.0%	$229,252,779

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2013, the Fund had loaned securities with a total value of $20,580,074. This was secured by collateral of $21,041,799, which was received in cash and subsequently invested in short-term investments currently valued at $21,041,799 as reported in the portfolio of investments. Additional collateral of $8,439 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.25% to 4.50%	05/31/2014 to 06/30/2017	$8,439

(2)	See Note 5 for cost of investments on a tax basis.
ADR -	American Deposition Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$22,198,923	$—	$—	$22,198,923
Medical - Drugs	21,438,235	—	—	21,438,235
Oil Companies - Integrated	19,891,872	—	—	19,891,872
Other Industries*	162,350,340	—	—	162,350,340
Short-Term Investment Securities:
Registered Investment Companies	21,041,799	—	—	21,041,799
Repurchase Agreement	—	2,948,000	—	2,948,000

Total	$246,921,169	$2,948,000	$—	$249,869,169

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.9%
Aerospace/Defense - 4.6%

Lockheed Martin Corp.	63,373	$5,576,824
Northrop Grumman Corp.	129,457	8,502,736
Raytheon Co.	178,844	9,759,517
Rockwell Collins, Inc.	11,355	682,549

		24,521,626

Aerospace/Defense-Equipment - 2.0%

Exelis, Inc.	509,145	5,254,376
United Technologies Corp.	57,480	5,204,814

		10,459,190

Apparel Manufacturers - 0.8%

VF Corp.	27,140	4,376,596

Applications Software - 0.8%

Microsoft Corp.	152,115	4,228,797

Auto/Truck Parts & Equipment-Original - 0.3%

Johnson Controls, Inc.	44,070	1,386,883

Banks-Commercial - 2.1%

Bank of Nova Scotia	57,320	3,414,465
M&T Bank Corp.	7,940	810,595
National Bank of Canada	47,270	3,601,000
Toronto-Dominion Bank	40,390	3,323,240

		11,149,300

Banks-Super Regional - 3.7%

Fifth Third Bancorp	162,990	2,581,762
SunTrust Banks, Inc.	91,060	2,512,345
US Bancorp	146,200	4,967,876
Wells Fargo & Co.	268,475	9,418,103

		19,480,086

Beverages-Non-alcoholic - 0.8%

Coca-Cola Co.	108,145	4,187,374

Beverages-Wine/Spirits - 0.8%

Diageo PLC	139,645	4,194,600

Cable/Satellite TV - 1.7%

Comcast Corp., Special Class A	170,137	6,517,949
Time Warner Cable, Inc.	31,190	2,694,504

		9,212,453

Chemicals-Diversified - 2.5%

Dow Chemical Co.	55,905	1,773,306
E.I. du Pont de Nemours & Co.	225,092	10,781,907
Olin Corp.	31,100	720,276

		13,275,489

Coal - 0.0%

CONSOL Energy, Inc.	5,400	173,610
Peabody Energy Corp.	4,100	88,396

		262,006

Coatings/Paint - 1.2%

Kronos Worldwide, Inc.	360,592	6,169,729

Commercial Services-Finance - 2.9%

Automatic Data Processing, Inc.	14,665	899,845
H&R Block, Inc.	321,184	7,984,634
Western Union Co.	462,038	6,482,393

		15,366,872

Computer Services - 1.2%

International Business Machines Corp.	31,630	6,352,253

Computers - 3.2%

Dell, Inc.	606,427	8,459,657
Hewlett-Packard Co.	419,239	8,443,473

		16,903,130

Computers-Periphery Equipment - 1.0%

Lexmark International, Inc., Class A	239,261	5,268,527

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	30,760	2,900,053

Containers-Paper/Plastic - 0.1%

Packaging Corp. of America	9,800	409,444

Cosmetics & Toiletries - 0.8%

Procter & Gamble Co.	55,955	4,262,652

Diversified Banking Institutions - 2.0%

JPMorgan Chase & Co.	215,865	10,560,116

Diversified Manufacturing Operations - 2.1%

3M Co.	29,535	3,071,640
General Electric Co.	354,625	8,234,392

		11,306,032

Diversified Minerals - 1.2%

BHP Billiton, Ltd.	169,750	6,427,612

Electric-Integrated - 3.2%

American Electric Power Co., Inc.	35,060	1,640,457
Dominion Resources, Inc.	58,250	3,262,000
Duke Energy Corp.	21,840	1,512,420
Edison International	30,560	1,467,797
NextEra Energy, Inc.	43,640	3,136,407
Northeast Utilities	34,125	1,416,529
PPL Corp.	25,510	786,218
Public Service Enterprise Group, Inc.	66,145	2,155,665
Wisconsin Energy Corp.	35,220	1,454,586

		16,832,079

Electric-Transmission - 0.2%

ITC Holdings Corp.	9,955	841,397

Electronic Components-Semiconductors - 1.6%

Intel Corp.	416,950	8,693,407

Enterprise Software/Service - 1.2%

CA, Inc.	256,858	6,290,452

Finance-Credit Card - 0.7%

American Express Co.	61,890	3,846,464

Food-Misc./Diversified - 3.8%

General Mills, Inc.	63,475	2,935,719
H.J. Heinz Co.	34,310	2,485,073
Kraft Foods Group, Inc.	163,927	7,945,542
Mondelez International, Inc., Class A	99,965	2,764,032
Unilever NV	99,325	3,865,729

		19,996,095

Gas-Distribution - 0.3%

Sempra Energy	20,715	1,610,798

Gold Mining - 0.5%

Newmont Mining Corp.	59,640	2,402,896

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	13,070	1,180,744

Industrial Gases - 0.4%

Praxair, Inc.	20,775	2,348,614

Instruments-Controls - 0.7%

Honeywell International, Inc.	50,165	3,516,567

Insurance-Life/Health - 0.6%

Prudential Financial, Inc.	60,305	3,351,149

Insurance-Multi-line - 0.6%

ACE, Ltd.	37,395	3,193,159

Insurance-Property/Casualty - 1.6%

Chubb Corp.	39,695	3,335,571
Travelers Cos., Inc.	62,830	5,052,788

		8,388,359

Machinery-Construction & Mining - 1.1%

Caterpillar, Inc.	60,685	5,605,473

Machinery-Farming - 1.1%

Deere & Co.	67,635	5,940,382

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc.	28,065	1,576,411

Medical-Drugs - 9.1%

Abbott Laboratories	33,525	1,132,810
AbbVie, Inc.	33,635	1,241,804
Bristol-Myers Squibb Co.	256,628	9,487,537
Johnson & Johnson	150,477	11,452,805
Merck & Co., Inc.	251,730	10,756,423
Pfizer, Inc.	521,749	14,280,270

		48,351,649

Metal-Copper - 1.4%

Southern Copper Corp.	198,278	7,492,926

Metal-Diversified - 0.4%

Rio Tinto, Ltd.	29,830	2,043,005

Multimedia - 0.3%

Walt Disney Co.	28,805	1,572,465

Oil Companies-Exploration & Production - 0.6%

Occidental Petroleum Corp.	39,990	3,292,377

Oil Companies-Integrated - 6.7%

Chevron Corp.	145,115	17,000,222
ConocoPhillips	28,730	1,664,904
Exxon Mobil Corp.	80,770	7,232,953
Marathon Oil Corp.	84,605	2,834,268
Phillips 66	18,450	1,161,612
Royal Dutch Shell PLC, Class A	27,280	898,057
Total SA ADR	91,255	4,564,575

		35,356,591

Oil Refining & Marketing - 0.6%

Marathon Petroleum Corp.	39,780	3,296,966

Oil-Field Services - 0.3%

Schlumberger, Ltd.	23,205	1,806,509

Paper & Related Products - 0.4%

MeadWestvaco Corp.	65,640	2,344,004

Pipelines - 1.7%

Enbridge, Inc.	109,270	4,871,985
Kinder Morgan, Inc.	68,540	2,540,778
Spectra Energy Corp.	47,980	1,393,339

		8,806,102

Printing-Commercial - 1.2%

R.R. Donnelley & Sons Co.	605,800	6,324,552

Publishing-Newspapers - 1.3%

Gannett Co., Inc.	333,433	6,692,000

Real Estate Investment Trusts - 0.5%

American Tower Corp.	17,340	1,345,584
Weyerhaeuser Co.	52,500	1,544,025

		2,889,609

Retail-Building Products - 1.4%

Home Depot, Inc.	110,020	7,536,370

Retail-Computer Equipment - 1.2%

GameStop Corp., Class A	258,087	6,467,660

Retail-Discount - 0.4%

Wal-Mart Stores, Inc.	27,360	1,936,541

Retail-Office Supplies - 1.3%

Staples, Inc.	511,743	6,744,773

Retail-Restaurants - 2.2%

McDonald’s Corp.	121,644	11,665,660

Telecom Services - 0.2%

BCE, Inc.	25,780	1,161,905

Telephone-Integrated - 4.2%

AT&T, Inc.	292,255	10,494,877
Verizon Communications, Inc.	256,232	11,922,475

		22,417,352

Tobacco - 5.5%

Altria Group, Inc.	236,835	7,945,814
Lorillard, Inc.	217,513	8,382,951
Philip Morris International, Inc.	72,395	6,642,241
Reynolds American, Inc.	137,874	6,022,337

		28,993,343

Toys - 0.4%

Mattel, Inc.	51,375	2,093,531

Transport-Rail - 1.3%

Canadian National Railway Co.	42,595	4,319,133
Union Pacific Corp.	20,225	2,773,050

		7,092,183

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	32,325	2,671,661

Water - 0.4%

American Water Works Co., Inc.	56,830	2,241,944

Total Long-Term Investment Securities
(cost $439,751,831)		519,566,944

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Time Deposits - 1.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013 (cost $9,121,000)	$9,121,000	9,121,000

REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $1,261,000)	1,261,000	1,261,000

TOTAL INVESTMENTS
(cost $450,133,831)(2)	99.8%	529,948,944
Other assets less liabilities	0.2	963,526

NET ASSETS	100.0%	$530,912,470

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$48,351,649	$—	$—	$48,351,649
Oil Companies-Integrated	35,356,591	—	—	35,356,591
Tobacco	28,993,343	—	—	28,993,343
Other Industries*	406,865,361	—	—	406,865,361
Short-Term Investment Securities:
Time Deposits	—	9,121,000	—	9,121,000
Repurchase Agreement	—	1,261,000	—	1,261,000

Total	$519,566,944	$10,382,000	$—	$529,948,944

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# - 80.1%
Domestic Equity Investment Companies - 48.4%

VALIC Co. I Blue Chip Growth Fund	90,385	$1,190,364
VALIC Co. I Broad Cap Value Income Fund	101,412	1,194,632
VALIC Co. I Dividend Value Fund	66,694	716,298
VALIC Co. I Growth Fund	91,169	1,188,841
VALIC Co. I Growth & Income Fund	52,368	710,114
VALIC Co. I Large Cap Core Fund	61,087	720,823
VALIC Co. I Stock Index Fund	128,987	3,587,134
VALIC Co. I Value Fund	105,385	1,200,341
VALIC Co. II Capital Appreciation Fund	61,212	711,892
VALIC Co. II Large Cap Value Fund	54,904	719,795
VALIC Co. II Mid Cap Growth Fund†	80,665	713,889
VALIC Co. II Mid Cap Value Fund	36,179	720,332
VALIC Co. II Small Cap Growth Fund	35,562	479,379
VALIC Co. II Small Cap Value Fund	33,523	482,727

Total Domestic Equity Investment Companies
(cost $13,995,992)		14,336,561

Domestic Fixed Income Investment Companies - 19.8%

VALIC Co. I Capital Conservation Fund	162,099	1,637,199
VALIC Co. I Government Securities Fund	147,666	1,636,142
VALIC Co. I Inflation Protected Fund	39,424	466,390
VALIC Co. I International Government Bond Fund	18,600	230,271
VALIC Co. II Core Bond Fund	127,320	1,404,335
VALIC Co. II High Yield Bond Fund	30,806	234,740
VALIC Co. II Strategic Bond Fund	20,159	233,839

Total Domestic Fixed Income Investment Companies
(cost $5,831,686)		5,842,916

International Equity Investment Companies - 10.3%

VALIC Co. I Emerging Economies Fund	83,486	706,294
VALIC Co. I Foreign Value Fund	76,197	692,628
VALIC Co. I International Equities Fund	148,680	942,628
VALIC Co. I International Growth Fund	58,945	707,343

Total International Equity Investment Companies
(cost $3,032,461)		3,048,893

Real Estate Investment Companies - 1.6%

VALIC Co. I Global Real Estate Fund
(cost $466,537)	53,974	474,965

Total Affiliated Registered Investment Companies
(cost $23,326,676)		23,703,335

U.S. GOVERNMENT TREASURIES - 15.0%
United States Treasury Bonds - 15.0%

7.63% due 11/15/2022
(cost $4,418,643)	$2,898,500	4,427,911

Total Long-Term Investment Securities
(cost $27,745,319)		28,131,246

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Registered Investment Companies - 2.9%

AllianceBernstein Government STIF Portfolio
(cost $874,016)	874,016	874,016

TOTAL INVESTMENTS
(cost $28,619,335)(1)	98.0%	29,005,262
Other assets less liabilities	2.0	604,288

NET ASSETS	100.0%	$29,609,550

†	Non-income producing security
#	See Note 4
@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2013	Unrealized Appreciation (Depreciation)

67	Long	S&P 500 E-Mini Index	March 2013	$5,074,079	$5,069,555	$(4,524)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$14,336,561	$—	$—	$14,336,561
Domestic Fixed Income Investment Companies	5,842,916	—	—	5,842,916
International Equity Investment Companies	3,048,893	—	—	3,048,893
Real Estate Investment Companies	474,965	—	—	474,965
U.S. Government Treasuries:
United State Treasury Bonds	—	4,427,911	—	4,427,911
Short-Term Investment Securities:
Registered Investment Companies	874,016	—	—	874,016

Total	$24,577,351	$4,427,911	$—	$29,005,262

LIABILITIES:
Other Financial Instruments:*
Open Futures Contracts-Depreciation	$4,524	$—	$—	$4,524

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 91.5%
Bermuda - 0.8%

Digital China Holdings, Ltd.#	1,248,000	$1,959,957
Skyworth Digital Holdings, Ltd.	5,642,000	3,797,416

		5,757,373

Brazil - 3.9%

Arteris SA	211,260	2,273,334
Cia de Saneamento Basico do Estado de Sao Paulo†	174,780	8,474,102
Cielo SA	150,800	4,527,657
Even Construtora e Incorporadora SA	440,340	2,224,614
Ez Tec Empreendimentos e Participacoes SA	153,850	2,133,567
M Dias Branco SA	72,890	2,798,646
MRV Engenharia e Participacoes SA	365,470	2,344,887
Porto Seguro SA	238,420	3,161,829

		27,938,636

Cayman Islands - 2.9%

China Shanshui Cement Group, Ltd.	4,354,000	3,121,389
Dongyue Group#	4,110,000	2,729,189
NetEase, Inc. ADR	96,830	4,964,474
TPK Holding Co., Ltd.	445,000	8,430,047
WuXi PharmaTech Cayman, Inc. ADR†	111,930	1,828,936

		21,074,035

China - 13.7%

Bank of China, Ltd.	14,673,000	6,943,358
China Construction Bank Corp.	20,191,000	16,661,819
China Minsheng Banking Corp., Ltd.#	6,078,000	8,432,524
China Shenhua Energy Co., Ltd.	2,019,000	7,653,644
Dongfeng Motor Group Co., Ltd.	5,134,000	7,520,016
Great Wall Motor Co., Ltd.	1,778,500	6,971,272
Guangzhou R&F Properties Co., Ltd.	1,866,800	3,162,844
Industrial & Commercial Bank of China, Ltd.#	22,799,000	16,374,030
PetroChina Co., Ltd.	8,364,000	11,496,240
Ping An Insurance Group Co.#	1,147,500	9,617,244
Shanghai Pharmaceuticals Holding Co., Ltd.	942,700	2,027,469
Zijin Mining Group Co., Ltd.#	7,098,000	2,443,610

		99,304,070

Cyprus - 0.3%

Globaltrans Investment PLC GDR	137,480	2,198,305

Egypt - 0.3%

Commercial International Bank Egypt SAE	453,460	2,286,692

Hong Kong - 6.8%

China Mobile, Ltd.	733,500	8,076,860
China Mobile, Ltd. ADR	51,780	2,837,544
China Overseas Land & Investment, Ltd.#	1,898,000	5,775,543
CNOOC, Ltd.	6,696,000	13,175,120
Guangdong Investment, Ltd.#	4,366,000	3,760,493
Lenovo Group, Ltd.#	8,354,000	9,306,638
SJM Holdings, Ltd.	2,443,000	6,079,465

		49,011,663

Hungary - 0.5%

OTP Bank PLC	193,590	4,020,118

India - 6.7%

Bajaj Auto, Ltd.	124,200	4,527,062
HCL Technologies, Ltd.	242,790	3,234,969
Housing Development Finance Corp.	712,633	10,046,678
Infosys, Ltd. ADR#	238,540	12,864,462
Oil & Natural Gas Corp., Ltd.	1,281,840	7,374,615
Punjab National Bank, Ltd.	113,937	1,693,610
Tata Motors, Ltd. ADR	313,360	8,504,590

		48,245,986

Ireland - 0.8%

Dragon Oil PLC#	629,430	5,886,816

Kazakhstan - 0.6%

KazMunaiGas Exploration Production GDR	217,584	4,240,712

Malaysia - 0.8%

UMW Holdings Bhd	1,489,400	6,168,685

Mexico - 1.7%

Compartamos SAB de CV#	1,889,190	3,016,299
Grupo Financiero Banorte SAB de CV, Class O#	1,304,340	9,646,223

		12,662,522

Panama - 1.0%

Copa Holdings SA, Class A	72,180	7,537,036

Poland - 2.2%

KGHM Polska Miedz SA	145,681	8,285,458
Powszechna Kasa Oszczednosci Bank Polski SA	705,866	7,909,112

		16,194,570

Russia - 7.7%

Lukoil OAO ADR	202,310	13,048,995
MMC Norilsk Nickel OJSC ADR	435,133	7,701,854
Mobile Telesystems OJSC ADR	461,800	9,554,642
Rosneft Oil Co. GDR†	425,100	3,373,168
Sberbank of Russia ADR	988,711	13,634,325
Tatneft ADR (LSE)	111,966	4,657,786
Tatneft ADR (OTC)	96,230	4,003,168

		55,973,938

South Africa - 5.5%

AVI, Ltd.	530,820	3,268,161
Clicks Group, Ltd.	502,400	3,302,183
Imperial Holdings, Ltd.	305,270	7,009,655
MTN Group, Ltd.	544,870	10,613,432
Netcare, Ltd.	1,338,060	2,968,717
Shoprite Holdings, Ltd.	210,950	4,022,709
Tiger Brands, Ltd.	251,224	8,458,298

		39,643,155

South Korea - 15.8%

BS Financial Group, Inc.	373,510	5,398,316
Grand Korea Leisure Co., Ltd.	102,900	2,637,061

South Korea (continued)

Halla Climate Control Corp.	145,400	3,343,532
Hite Jinro Co., Ltd.†	96,890	3,051,231
Hyundai Marine & Fire Insurance Co., Ltd.	83,140	2,414,751
Hyundai Motor Co.	59,141	11,906,576
Kangwon Land, Inc.	180,470	5,474,975
Kia Motors Corp.	168,480	8,697,649
Korea Zinc Co., Ltd.	21,360	7,417,043
KT&G Corp.	86,432	6,162,169
Samsung Electronics Co., Ltd.	26,838	38,268,300
Samsung Heavy Industries Co., Ltd.	79,830	2,849,426
SK Innovation Co., Ltd.	45,930	7,550,195
SK Telecom Co., Ltd.	13,920	2,294,664
Woori Finance Holdings Co., Ltd.	580,440	7,048,956

		114,514,844

Taiwan - 8.6%

Asustek Computer, Inc.	686,000	8,324,541
Chicony Electronics Co., Ltd.	1,294,670	3,390,891
Chipbond Technology Corp.	1,536,000	3,184,198
Hon Hai Precision Industry Co., Ltd.	1,490,700	4,105,310
Hon Hai Precision Industry Co., Ltd. GDR	514,436	2,888,558
Lite-On Technology Corp.	2,285,660	3,524,816
Pou Chen Corp.	2,651,000	2,689,738
Radiant Opto-Electronics Corp.	969,880	3,498,126
Realtek Semiconductor Corp.	1,330,140	3,165,452
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,264,590	23,078,767
Uni-President Enterprises Corp.	2,241,000	4,192,456

		62,042,853

Thailand - 4.1%

Kasikornbank PCL NVDR#	1,465,500	10,443,227
Krung Thai Bank PCL	5,374,300	4,606,543
PTT PCL	744,500	8,758,823
Thai Union Frozen Products PCL	1,202,300	2,707,701
Thanachart Capital PCL	2,114,400	3,198,252

		29,714,546

Turkey - 5.4%

Arcelik AS	606,265	3,842,133
Eregli Demir ve Celik Fabrikalari TAS	2,165,230	2,792,525
Koza Altin Isletmeleri AS	147,350	3,489,513
Turk Hava Yollari†	1,203,780	4,992,189
Turkiye Garanti Bankasi AS	1,755,060	8,390,647
Turkiye Halk Bankasi AS	520,710	5,152,535
Turkiye Is Bankasi, Class C	2,194,190	7,830,947
Turkiye Sise ve Cam Fabrikalari AS	1,436,193	2,347,282

		38,837,771

United Kingdom - 1.4%

Old Mutual PLC	1,940,740	5,866,743
Standard Chartered PLC#	148,050	4,016,416

		9,883,159

Total Common Stock (cost $574,990,675)		663,137,485

PREFERRED STOCK - 6.3%
Brazil - 6.3%

Cia de Bebidas das Americas ADR	322,790	14,325,420
Itau Unibanco Holding SA ADR	837,240	14,785,659
Petroleo Brasileiro SA ADR	321,120	5,372,338
Vale SA ADR	582,960	10,708,975

Total Preferred Stock (cost $47,055,362)		45,192,392

Total Long-Term Investment Securities (cost $622,046,037)		708,329,877

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies – 3.3%

State Street Navigator Securities Lending Prime Portfolio(1)	23,827,694	23,827,694

Time Deposits – 1.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013	$11,746,000	11,746,000

Total Short-Term Investment Securities (cost $35,573,694)		35,573,694

TOTAL INVESTMENTS - (cost $657,619,731)(2)	102.7%	743,903,571
Liabilities in excess of other assets	(2.7)	(19,348,507)

NET ASSETS -	100.0%	$724,555,064

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2013, the Fund had loaned securities with a total value of $22,947,037. This was secured by collateral of $23,827,694 which was received in cash and subsequently invested in short-term investments currently valued at $23,827,694 as reported in the portfolio of investments. Additional collateral of $188,866 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Bills	Zero Coupon	03/07/2013	$3,700
United States Treasury Notes/Bonds	0.13% to 4.75%	08/15/2013 to 08/15/2039	185,166

(2)	See Note 5 for cost of investments on a tax basis
ADR-	American Depository Receipt
GDR-	Global Depository Receipt
LSE-	London Stock Exchange
NVDR-	Non-Voting Depository Receipt
OTC-	Over The Counter US

Industry Allocation*

Banks-Commercial	20.6%
Oil Companies-Integrated	7.0
Auto-Cars/Light Trucks	6.0
Electronic Components-Semiconductors	5.3
Cellular Telecom	4.6
Oil Companies-Exploration & Production	4.2
Semiconductor Components-Integrated Circuits	4.0
Registered Investment Companies	3.3
Electronic Components-Misc.	2.7
Computers	2.4
Metal-Diversified	2.2
Casino Hotels	2.1
Brewery	2.0
Computer Services	1.8
Insurance-Multi-line	1.8
Food-Misc./Diversified	1.8
Airlines	1.7
Diversified Financial Services	1.7
Water	1.7
Time Deposits	1.6
Real Estate Operations & Development	1.5
Metal-Iron	1.5
Diversified Operations	1.4
Finance-Mortgage Loan/Banker	1.4
Auto/Truck Parts & Equipment-Original	1.3
Coal	1.0
Oil Refining & Marketing	1.0
Non-Ferrous Metals	1.0
Computers-Periphery Equipment	1.0
Tobacco	0.9
Gold Mining	0.8
Investment Management/Advisor Services	0.8
Internet Content-Entertainment	0.7
Building-Residential/Commercial	0.6
Commercial Services-Finance	0.6
Motorcycle/Motor Scooter	0.6
Food-Retail	0.5
Appliances	0.5
Audio/Video Products	0.5
Retail-Misc./Diversified	0.5
Applications Software	0.5
Building Products-Cement	0.4
Beverages-Wine/Spirits	0.4
Medical-Hospitals	0.4
Shipbuilding	0.4
Food-Flour & Grain	0.4
Steel-Producers	0.4
Chemicals-Diversified	0.4
Food-Canned	0.4
Athletic Footwear	0.4
Insurance-Property/Casualty	0.3
Housewares	0.3
Public Thoroughfares	0.3
Transport-Rail	0.3
Retail-Drug Store	0.3
Distribution/Wholesale	0.3
Research & Development	0.2

102.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
China	$99,304,070	$—	$—	$99,304,070
Hong Kong	49,011,663	—	—	49,011,663
India	48,245,986	—	—	48,245,986
Russia	55,973,938	—	—	55,973,938
South Africa	39,643,155	—	—	39,643,155
South Korea	114,514,844	—	—	114,514,844
Taiwan	62,042,853	—	—	62,042,853
Turkey	38,837,771	—	—	38,837,771
Other Countries*	155,563,205	—	—	155,563,205
Preferred Stock:
Brazil	45,192,392	—	—	45,192,392
Short-Term Investment Securities:
Registered Investment Companies	23,827,694	—	—	23,827,694
Time Deposits	—	11,746,000	—	11,746,000

Total	$732,157,571	$11,746,000	$—	$743,903,571

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 96.8%
Australia - 0.2%

Billabong International, Ltd.†	2,479,670	$2,165,595

Belgium - 1.0%

KBC Groep NV	239,734	8,891,893

Bermuda - 0.3%

First Pacific Co., Inc.	2,330,000	3,064,366

Canada - 5.0%

AGF Management, Ltd., Class B	81,300	923,174
Ensign Energy Services, Inc.	521,000	8,659,336
Suncor Energy, Inc.	296,300	8,978,788
Talisman Energy, Inc.	914,240	11,480,638
Trican Well Service, Ltd.#	1,056,300	13,612,826

		43,654,762

Cayman Islands - 1.1%

Kingboard Chemical Holdings, Ltd.#	1,995,000	6,070,710
Trina Solar, Ltd. ADR†#	1,008,740	4,034,960

		10,105,670

China - 1.3%

China Telecom Corp., Ltd., Class H	11,947,823	6,192,976
Shanghai Electric Group Co., Ltd.#	7,680,000	3,089,587
Shanghai Pharmaceuticals Holding Co., Ltd.	993,600	2,136,940

		11,419,503

Denmark - 0.3%

Vestas Wind Systems A/S†#	389,071	2,779,249

France - 14.7%

Alstom SA	102,720	4,532,784
AXA SA	996,452	17,308,706
BNP Paribas SA	420,550	23,666,750
Carrefour SA	382,660	10,431,263
France Telecom SA	732,465	7,094,562
GDF Suez	26,590	502,667
Ipsen SA	88,550	3,065,304
Sanofi	255,750	24,234,047
Societe Generale SA†	412,383	15,833,945
Total SA	279,300	13,963,888
Vivendi SA	417,982	8,796,623

		129,430,539

Germany - 3.6%

Deutsche Lufthansa AG†	431,830	8,710,331
E.ON SE	65,120	1,087,372
Gerresheimer AG	41,380	2,383,793
Kloeckner & Co., SE†#	211,880	3,125,804
Muenchener Rueckversicherungs AG	32,010	5,754,571
Siemens AG	99,875	10,381,792

		31,443,663

Hong Kong - 0.9%

China Mobile, Ltd.	701,500	7,724,496

Ireland - 0.9%

CRH PLC	352,760	7,700,323

Italy - 1.6%

UniCredit SpA†	2,772,333	14,086,775

Japan - 6.4%

Capcom Co., Ltd.#	146,100	2,242,964
ITOCHU Corp.	1,183,400	13,660,999
Mazda Motor Corp.†#	2,066,000	6,218,729
Namco Bandai Holdings, Inc.	571,400	9,086,672
Toyota Motor Corp.	320,900	16,496,801
Trend Micro, Inc.#	309,900	8,759,715

		56,465,880

Netherlands - 8.4%

Aegon NV	2,326,133	13,914,992
Akzo Nobel NV	177,000	11,306,855
Fugro NV CVA	7,000	333,522
ING Groep NV CVA†	3,943,544	31,704,413
Koninklijke Philips Electronics NV	225,820	6,403,473
Randstad Holding NV	236,610	10,059,526

		73,722,781

Norway - 4.3%

Statoil ASA	746,520	18,556,693
Telenor ASA	875,928	18,859,146

		37,415,839

Singapore - 1.5%

Flextronics International, Ltd.†	1,326,280	8,819,762
Singapore Telecommunications, Ltd.	1,633,999	4,512,497

		13,332,259

South Korea - 7.8%

Hana Financial Group, Inc.	275,570	10,281,466
KB Financial Group, Inc.	506,733	18,484,938
KIWOOM Securities Co., Ltd.	89,050	5,074,121
Korea Investment Holdings Co., Ltd.	129,250	5,496,698
POSCO	38,836	12,678,435
Samsung Electronics Co., Ltd.	11,481	16,370,756

		68,386,414

Spain - 1.2%

Telefonica SA†	790,935	10,326,048
Telefonica SA ADR†#	859	11,184

		10,337,232

Sweden - 1.3%

Getinge AB, Class B	126,014	3,793,630
Telefonaktiebolaget LM Ericsson, Class B	637,260	7,730,007

		11,523,637

Switzerland - 10.8%

Basilea Pharmaceutica†	33,210	1,957,594
Credit Suisse Group AG#	1,163,478	31,169,244
Lonza Group AG	86,480	5,402,117
Nobel Biocare Holding AG#	459,199	4,458,243
Noble Corp.	268,760	9,626,983
Novartis AG	166,100	11,279,489
Roche Holding AG	102,700	23,524,688
Swiss Re AG	88,230	7,055,199
UBS AG	13,419	212,316

		94,685,873

Taiwan - 2.0%

Compal Electronics, Inc.	11,335,528	7,928,546

Siliconware Precision Industries Co.	8,689,000	9,328,524

		17,257,070

United Kingdom - 21.4%

Aviva PLC	3,441,028	18,625,716
BAE Systems PLC	1,818,520	9,796,449
BP PLC	1,687,372	11,409,153
BP PLC ADR	180	7,272
Carillion PLC#	1,538,340	7,215,921
G4S PLC	2,215,310	9,749,496
GlaxoSmithKline PLC	797,981	17,626,004
Hays PLC	6,300,480	9,381,318
Kingfisher PLC	2,660,645	11,180,639
Lloyds Banking Group PLC†	14,357,580	11,864,203
Man Group PLC	10,081,930	15,340,678
Marks & Spencer Group PLC	1,280,880	7,214,950
Premier Foods PLC†#	1,533,506	2,134,477
Rexam PLC	734,643	5,734,052
Royal Dutch Shell PLC, Class A	167,235	5,497,639
Royal Dutch Shell PLC, Class B#	268,205	9,046,986
SIG PLC#	4,032,874	8,528,592
Tesco PLC	3,688,800	20,683,165
Vodafone Group PLC	2,846,087	7,147,881

		188,184,591

United States - 0.8%

Baker Hughes, Inc.#	154,889	6,942,125

Total Common Stock
(cost $832,355,315)		850,720,535

PREFERRED STOCK - 0.5%
Brazil - 0.5%

Vale SA ADR
(cost $4,523,355)	240,654	4,420,814

Total Long-Term Investment Securities
(cost $836,878,670)		855,141,349

SHORT-TERM INVESTMENT SECURITIES - 5.5%
Registered Investment Companies - 5.5%

State Street Navigator Securities Lending Prime Portfolio(1)
(cost $48,386,870)	48,386,870	48,386,870

TOTAL INVESTMENTS -
(cost $885,265,540)(2)	102.8%	903,528,219
Liabilities in excess of other assets	(2.8)	(24,984,646)

NET ASSETS -	100.0%	$878,543,573

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2013, the Fund had loaned securities with a total value of $45,734,517. This was secured by collateral of $48,386,870 which was received in cash and subsequently invested in short-term investments currently valued at $48,386,870 as reported in the portfolio of investments. Additional collateral of $57,651 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.25% to 3.13%	06/30/2013 to 02/15/2042	$57,651

(2)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt
CVA -	Certification Van Aandelen (Dutch Cert.)

Industry Allocation*

Diversified Banking Institutions	11.1%
Medical-Drugs	9.0
Oil Companies-Integrated	7.6
Insurance-Life/Health	5.7
Registered Investment Companies	5.5
Telecom Services	4.4
Insurance-Multi-line	3.6
Food-Retail	3.6
Diversified Financial Services	3.3
Auto-Cars/Light Trucks	2.6
Oil-Field Services	2.4
Human Resources	2.3
Oil & Gas Drilling	2.1
Telephone-Integrated	2.0
Electronic Components-Semiconductors	1.9
Investment Management/Advisor Services	1.8
Electronic Components-Misc.	1.7
Cellular Telecom	1.7
Import/Export	1.5
Insurance-Reinsurance	1.4
Steel-Producers	1.4
Oil Companies-Exploration & Production	1.3
Chemicals-Diversified	1.3
Retail-Building Products	1.3
Finance-Investment Banker/Broker	1.2
Diversified Manufacturing Operations	1.2
Aerospace/Defense	1.1
Security Services	1.1
Semiconductor Components-Integrated Circuits	1.1
Toys	1.0
Banks-Commercial	1.0
Internet Security	1.0
Airlines	1.0
Distribution/Wholesale	1.0
Containers-Metal/Glass	1.0
Computers	0.9
Wireless Equipment	0.9
Building Products-Cement	0.9
Machinery-General Industrial	0.9
Building & Construction-Misc.	0.8
Retail-Major Department Stores	0.8
Chemicals-Other	0.7
Chemicals-Specialty	0.6
Medical Products	0.5
Metal-Iron	0.5
Energy-Alternate Sources	0.4
Medical Instruments	0.4
Metal Products-Distribution	0.4
Food-Misc./Diversified	0.3
Power Converter/Supply Equipment	0.3
Entertainment Software	0.3
Apparel Manufacturers	0.2
Retail-Drug Store	0.2
Food-Wholesale/Distribution	0.2
Medical-Biomedical/Gene	0.2
Electric-Integrated	0.2

102.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Canada	$43,654,762	$—	$—	$43,654,762
France	129,430,539	—	—	129,430,539
Japan	56,465,880	—	—	56,465,880
Netherlands	73,722,781	—	—	73,722,781
South Korea	68,386,414	—	—	68,386,414
Switzerland	94,685,873	—	—	94,685,873
United Kingdom	188,184,591	—	—	188,184,591
Other Countries*	196,189,695	—	—	196,189,695
Preferred Stock	4,420,814	—	—	4,420,814
Short-Term Investment Securities:
Registered Investment Companies	48,386,870	—	—	48,386,870

Total	$903,528,219	$—	$—	$903,528,219

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.5%
Australia - 8.5%

BGP Holdings PLC(1)(2)	479,213	$0
CFS Retail Property Trust Group	2,573,198	5,493,344
Challenger Diversified Property Group	248,981	686,669
Charter Hall Group	208,440	800,546
Commonwealth Property Office Fund	4,533,514	5,163,297
Dexus Property Group	3,546,964	3,949,122
GPT Group	221,006	887,185
Stockland	770,134	2,957,818
Westfield Group	674,949	7,721,582
Westfield Retail Trust	1,629,527	5,293,050

		32,952,613

Bermuda - 1.5%

Hong Kong Land Holdings, Ltd.	260,000	2,009,800
Shenzhen International Holdings, Ltd.	25,920,000	3,676,311

		5,686,111

Brazil - 0.0%

BR Properties SA	5,300	65,869

Canada - 5.2%

Allied Properties Real Estate Investment Trust	53,276	1,771,992
Boardwalk Real Estate Investment Trust	24,600	1,541,958
Brookfield Office Properties, Inc.	96,000	1,601,164
Calloway Real Estate Investment Trust	76,800	2,173,859
Canadian Apartment Properties REIT	79,297	1,952,340
Canadian Real Estate Investment Trust	47,200	2,151,633
Dundee Real Estate Investment Trust	69,698	2,488,514
H&R Real Estate Investment Trust	115,600	2,600,650
RioCan Real Estate Investment Trust	144,100	3,891,573

		20,173,683

Cayman Islands - 1.9%

Shimao Property Holdings, Ltd.	3,613,000	7,276,685

France - 4.5%

Fonciere Des Regions	13,686	1,132,279
ICADE	15,845	1,424,468
Klepierre	123,420	5,071,596
Societe Immobiliere de Location pour l’Industrie et le Commerce	72	7,840
Unibail-Rodamco SE	42,279	9,758,887

		17,395,070

Germany - 1.1%

Deutsche Euroshop AG	43,744	1,810,957
Deutsche Wohnen AG	110,136	2,023,097
GSW Immobilien AG	7,744	308,613

		4,142,667

Hong Kong - 9.6%

Galaxy Entertainment Group, Ltd.†	941,000	3,955,413
Hang Lung Properties, Ltd.	1,695,000	6,534,697
Henderson Land Development Co., Ltd.	1,233,000	8,632,717
Link REIT	1,170,000	6,253,095
Sun Hung Kai Properties, Ltd.	765,504	11,824,666

		37,200,588

Japan - 12.0%

Advance Residence Investment Corp.	754	1,601,711
Japan Retail Fund Investment Corp.	666	1,301,966
Mitsubishi Estate Co., Ltd.	533,000	13,283,310
Mitsui Fudosan Co., Ltd.	637,000	16,205,049
Nippon Building Fund, Inc.	239	2,673,891
Orix JREIT, Inc.	2,410	2,836,671
Sapporo Holdings, Ltd.	1,289,000	4,491,822
United Urban Investment Corp.	2,898	3,808,139

		46,202,559

Malaysia - 0.6%

UEM Land Holdings, Bhd†	2,809,200	2,081,562

Netherlands - 0.8%

Corio NV	64,605	2,980,332

Singapore - 4.2%

Cache Logistics Trust	2,795,000	2,990,451
CapitaLand, Ltd.	1,295,000	4,088,703
Keppel REIT	4,305,000	4,658,188
Mapletree Industrial Trust	4,018,000	4,542,313

		16,279,655

Sweden - 1.1%

Castellum AB	161,540	2,427,821
Fabege AB	158,703	1,754,532

		4,182,353

Switzerland - 1.5%

PSP Swiss Property AG†	28,573	2,594,220
Swiss Prime Site AG†	39,072	3,136,848

		5,731,068

United Kingdom - 5.6%

British Land Co. PLC	631,897	5,440,165
Capital & Counties Properties PLC	579,733	2,331,512
Derwent London PLC	77,904	2,603,600
Great Portland Estates PLC	311,766	2,328,405
Hammerson PLC	551,458	4,136,098
Land Securities Group PLC	319,470	4,020,188
Unite Group PLC	183,383	807,062

		21,667,030

United States - 39.4%

Acadia Realty Trust	77,961	2,098,710
Alexandria Real Estate Equities, Inc.	48,619	3,458,756
American Tower Corp.	106,297	8,248,647
Apartment Investment & Management Co., Class A	72,600	2,150,412
AvalonBay Communities, Inc.	37,980	4,741,043
Boston Properties, Inc.	19,405	2,015,791
Brandywine Realty Trust	74,354	1,022,368
CBL & Associates Properties, Inc.	69,800	1,587,252
CubeSmart	199,800	2,945,052
DCT Industrial Trust, Inc.	257,104	1,866,575
DDR Corp.	393,315	6,792,550
Duke Realty Corp.	166,968	2,698,203
Equity One, Inc.	46,330	1,089,218
Equity Residential	76,414	4,205,827
Essex Property Trust, Inc.	44,789	6,673,113
General Growth Properties, Inc.	211,294	4,044,167
HCP, Inc.	14,786	722,740
Health Care REIT, Inc.	100,957	6,475,382

Healthcare Realty Trust, Inc.	76,140	2,025,324
Healthcare Trust of America, Inc., Class A	24,844	285,209
Host Hotels & Resorts, Inc.	384,883	6,416,000
Hudson Pacific Properties, Inc.	61,300	1,383,541
Kilroy Realty Corp.	72,964	3,849,581
Macerich Co.	118,639	7,131,390
Mid-America Apartment Communities, Inc.	13,811	959,036
Pebblebrook Hotel Trust	64,084	1,532,248
Piedmont Office Realty Trust, Inc.	172,300	3,387,418
Post Properties, Inc.	22,436	1,071,095
Prologis, Inc.	166,540	6,485,068
Public Storage	27,900	4,218,759
Rayonier, Inc.	64,990	3,630,991
Retail Opportunity Investments Corp.	115,412	1,489,969
Senior Housing Properties Trust	130,981	3,286,313
Simon Property Group, Inc.	76,203	12,105,609
SL Green Realty Corp.	45,833	3,740,889
Starwood Hotels & Resorts Worldwide, Inc.	13,499	814,395
UDR, Inc.	217,606	5,192,079
Ventas, Inc.	129,204	9,145,059
Vornado Realty Trust	66,730	5,352,413
Weyerhaeuser Co.	198,890	5,849,355

		152,187,547

Total Long-Term Investment Securities
(cost $320,141,616)		376,205,392

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Time Deposits - 2.0%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/2013
(cost $7,656,000)	$7,656,000	7,656,000

TOTAL INVESTMENTS -
(cost $327,797,616)(3)	99.5%	383,861,392
Other assets less liabilities	0.5	2,091,945

NET ASSETS -	100.0%	$385,953,337

†	Non-income producing security
(1)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 5 for cost of investments on a tax basis.

Industry Allocation*
Real Estate Investment Trusts	70.5%
Real Estate Operations & Development	16.5
Real Estate Management/Services	7.1
Time Deposits	2.0
Brewery	1.2
Casino Hotels	1.0
Public Thoroughfares	1.0
Hotels/Motels	0.2

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$32,952,613	$—	$0	$32,952,613
Canada	20,173,683	—	—	20,173,683
Hong Kong	37,200,588	—	—	37,200,588
Japan	46,202,559	—	—	46,202,559
United Kingdom	21,667,030	—	—	21,667,030
United States	152,187,547	—	—	152,187,547
Other Countries*	65,821,372	—	—	65,821,372
Short-Term Investment Securities:
Time Deposits	—	7,656,000	—	7,656,000

Total	$376,205,392	$7,656,000	$0	$383,861,392

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.9%
Australia - 3.9%

AGL Energy, Ltd.	7,555	$123,010
ALS, Ltd.	3,582	42,845
Alumina, Ltd.†	22,765	28,718
Amcor, Ltd.	17,534	164,773
AMP, Ltd.	40,966	229,309
APA Group	8,002	50,268
Asciano, Ltd.	6,228	35,498
ASX, Ltd.	724	26,956
Aurizon Holdings, Ltd.	16,785	69,095
Australia & New Zealand Banking Group, Ltd.	34,597	1,014,940
BGP Holdings PLC(1)(2)	60,919	0
BHP Billiton, Ltd.	44,152	1,671,823
Boral, Ltd.	8,746	46,187
Brambles, Ltd.	23,970	214,236
Caltex Australia, Ltd.	3,039	61,929
Coca-Cola Amatil, Ltd.	12,652	187,260
Cochlear, Ltd.	542	39,219
Commonwealth Bank of Australia	19,549	1,343,270
Computershare, Ltd.	6,927	72,029
CSL, Ltd.	6,023	369,132
Dexus Property Group	16,992	18,919
Flight Centre, Ltd.	2,040	67,722
Fortescue Metals Group, Ltd.	22,512	108,536
Goodman Group	19,522	92,724
GPT Group	10,789	43,310
Iluka Resources, Ltd.	6,376	68,514
Incitec Pivot, Ltd.	21,309	70,304
Insurance Australia Group, Ltd.	24,946	144,987
Macquarie Group, Ltd.	4,982	191,952
Mirvac Group	21,222	35,551
National Australia Bank, Ltd.	28,562	881,075
Orica, Ltd.	5,521	154,013
Origin Energy, Ltd.	20,301	252,363
OZ Minerals, Ltd.	4,059	26,369
QBE Insurance Group, Ltd.	14,730	201,315
Ramsay Health Care, Ltd.	1,969	64,601
Santos, Ltd.	13,065	178,960
Sims Metal Management, Ltd.	2,477	27,553
Sonic Healthcare, Ltd.	5,152	70,676
SP AusNet	44,806	54,463
Stockland	26,024	99,949
Suncorp Group, Ltd.	18,492	212,875
Sydney Airport	8,277	26,801
Telstra Corp., Ltd.	63,319	296,868
Transurban Group	20,378	128,221
Westfield Group	34,068	389,746
Westfield Retail Trust	32,015	103,991
Westpac Banking Corp.	38,566	1,212,131
Whitehaven Coal, Ltd.	7,305	20,893
Woodside Petroleum, Ltd.	9,209	352,745

		11,388,624

Austria - 0.3%

OMV AG	21,645	942,142

Belgium - 0.6%

Belgacom SA	29,638	828,436
Colruyt SA	17,149	845,068

		1,673,504

Bermuda - 0.5%

Axis Capital Holdings, Ltd.#	13,931	567,410
Cheung Kong Infrastructure Holdings, Ltd.	20,000	130,873
First Pacific Co., Ltd.	28,000	36,825
Kerry Properties, Ltd.	9,500	48,752
Li & Fung, Ltd.	80,000	107,277
NWS Holdings, Ltd.	338,000	643,262
Orient Overseas International, Ltd.	3,000	21,159

		1,555,558

Canada - 4.6%

Agnico-Eagle Mines, Ltd.	3,200	128,341
Agrium, Inc.	2,000	207,108
Alimentation Couche-Tard, Inc., Class B	3,200	165,764
ARC Resources, Ltd.	2,900	73,115
Athabasca Oil Corp.†	3,100	30,481
Bank of Montreal	6,200	386,038
Bank of Nova Scotia	12,400	738,649
Baytex Energy Corp.	1,100	45,941
BCE, Inc.	3,300	148,768
Bonavista Energy Corp.	700	8,906
Brookfield Asset Management, Inc., Class A	6,600	250,304
Brookfield Office Properties, Inc.	800	13,343
Canadian Imperial Bank of Commerce	3,600	290,234
Canadian National Railway Co.	5,500	558,187
Canadian Natural Resources, Ltd.	14,000	427,908
Canadian Oil Sands, Ltd.	6,000	122,822
Canadian Pacific Railway, Ltd.	1,900	231,132
Canadian Tire Corp., Ltd., Class A	900	60,061
Canadian Utilities, Ltd., Class A	600	45,242
Catamaran Corp.†	2,300	123,938
Cenovus Energy, Inc.	11,100	359,398
Centerra Gold, Inc.	4,300	27,937
Crescent Point Energy Corp.	3,900	148,436
Eldorado Gold Corp.	12,400	122,407
Empire Co., Ltd., Class A	2,300	147,758
Encana Corp.	9,500	170,885
Enerplus Corp.	1,200	16,303
First Quantum Minerals, Ltd.	6,400	119,218
Fortis, Inc.	3,200	104,448
Franco-Nevada Corp.	3,400	164,453
George Weston, Ltd.	2,900	209,644
Gildan Activewear, Inc.	1,100	40,448
Great-West Lifeco, Inc.	4,700	124,878
IAMGOLD Corp.	8,700	58,633
IGM Financial, Inc.	200	8,840
Imperial Oil, Ltd.	6,700	278,590
Inmet Mining Corp.	600	39,505
Intact Financial Corp.	600	38,115
Kinross Gold Corp.	20,800	158,332
Loblaw Cos., Ltd.	4,200	168,896
Magna International, Inc.	3,000	159,564
Manulife Financial Corp.	22,300	330,851
MEG Energy Corp.†	1,400	45,207

New Gold, Inc.†	11,000	98,133
Nexen, Inc.	6,200	170,083
Open Text Corp.†	300	16,515
Osisko Mining Corp.†	8,400	48,628
Pacific Rubiales Energy Corp.	3,700	90,594
Pan American Silver Corp.	4,800	79,546
Pembina Pipeline Corp.	5,300	148,734
Pengrowth Energy Corp.	1,700	7,237
Penn West Petroleum, Ltd.	5,400	52,468
Potash Corp. of Saskatchewan, Inc.	10,500	421,324
Power Corp. of Canada	3,700	98,882
Power Financial Corp.	4,200	121,489
Research In Motion, Ltd.†	5,500	74,560
RioCan Real Estate Investment Trust	400	10,802
Rogers Communications, Inc., Class B	3,800	180,484
Royal Bank of Canada	16,200	1,005,696
Saputo, Inc.	1,800	89,088
Shaw Communications, Inc., Class B	4,800	114,828
Shoppers Drug Mart Corp.	6,600	275,264
Silver Wheaton Corp.	6,900	218,793
Sino-Forest Corp.†(1)(2)	2,600	0
Sun Life Financial, Inc.	7,000	195,559
Suncor Energy, Inc.	21,600	654,545
Talisman Energy, Inc.	12,300	154,458
Teck Resources, Ltd., Class B	8,100	250,796
TELUS Corp.	1,500	103,113
Thomson Reuters Corp.	6,300	192,497
Tim Hortons, Inc.	3,800	183,616
Toronto-Dominion Bank	10,200	839,244
Tourmaline Oil Corp.†	800	28,517
TransAlta Corp.	1,500	22,400
Turquoise Hill Resources, Ltd.†	5,100	32,590
Valeant Pharmaceuticals International, Inc.†	3,400	229,304
Vermilion Energy, Inc.	700	36,227
Yamana Gold, Inc.	16,000	235,520

		13,580,562

Cayman Islands - 0.1%

ASM Pacific Technology, Ltd.	3,800	50,271
Herbalife, Ltd.#	6,235	251,208

		301,479

Denmark - 0.6%

Coloplast A/S	16,250	847,544
Novo Nordisk A/S, Class B	5,797	1,012,406

		1,859,950

France - 3.9%

Aeroports de Paris	8,701	734,965
AXA SA	63,463	1,102,374
BNP Paribas SA	24,223	1,363,167
Cap Gemini SA	4,375	215,305
Casino Guichard Perrachon SA	8,854	890,069
CNP Assurances	11,291	168,047
Danone SA	18,433	1,280,028
Fonciere Des Regions	9,276	767,428
France Telecom SA	94,939	919,567
Imerys SA	5,752	387,641
Legrand SA	21,264	977,611
Natixis	215,095	896,649
Sanofi	4,824	457,107
Veolia Environnement SA	2,479	31,193
Vivendi SA	52,381	1,102,382

		11,293,533

Germany - 3.1%

Bayerische Motoren Werke AG	11,894	1,097,844
Beiersdorf AG	10,285	896,828
Celesio AG	15,167	274,248
Commerzbank AG†	220,195	406,203
Hugo Boss AG	781	90,554
Kabel Deutschland Holding AG	10,477	908,646
Lanxess AG	7,880	667,879
Linde AG	6,497	1,178,171
Merck KGaA	6,239	879,695
Muenchener Rueckversicherungs AG	6,270	1,127,184
Suedzucker AG	19,837	868,884
United Internet AG	30,066	709,099

		9,105,235

Greece - 0.3%

Coca-Cola Hellenic Bottling Co. SA	32,982	899,946

Hong Kong - 1.0%

BOC Hong Kong Holdings, Ltd.	47,500	159,852
Cathay Pacific Airways, Ltd.	19,000	35,572
Cheung Kong Holdings, Ltd.	21,000	326,551
Hang Lung Properties, Ltd.	30,000	115,658
Hang Seng Bank, Ltd.	9,500	153,115
Henderson Land Development Co., Ltd.	14,000	98,020
Hong Kong & China Gas Co., Ltd.	92,000	258,007
Hong Kong Exchanges and Clearing, Ltd.	15,200	273,795
Hysan Development Co., Ltd.	3,000	15,453
Link REIT	31,000	165,680
MTR Corp., Ltd.	40,500	167,627
New World Development Co., Ltd.	62,000	113,518
Power Assets Holdings, Ltd.	28,500	254,661
Sino Land Co., Ltd.	40,000	72,825
Sun Hung Kai Properties, Ltd.	22,000	339,832
Swire Pacific, Ltd., Class A	10,500	135,928
Wharf Holdings, Ltd.	22,000	192,751
Wheelock & Co., Ltd.	14,000	75,816

		2,954,661

Ireland - 1.7%

Accenture PLC, Class A	30,634	2,277,944
Covidien PLC	32,882	2,090,309
Elan Corp. PLC†	13,069	145,831
Ingersoll-Rand PLC	7,084	372,973
James Hardie Industries CDI	4,128	41,322
Warner Chilcott PLC, Class A	12,858	173,711

		5,102,090

Israel - 0.2%

Bank Hapoalim BM†	11,060	49,050

Bank Leumi Le-Israel BM†	10,831	38,614
Bezeq The Israeli Telecommunication Corp., Ltd.	11,107	14,236
Delek Group, Ltd.	191	50,530
Mellanox Technologies, Ltd.†	355	18,306
NICE Systems, Ltd.†	805	28,873
Teva Pharmaceutical Industries, Ltd.	11,641	436,018

		635,627

Italy - 0.6%

Atlantia SpA	30,241	523,125
Banco Popolare SC†	18,094	30,520
Snam SpA	81,047	384,305
Telecom Italia SpA	289,796	213,953
Telecom Italia SpA RSP	486,797	313,956
UniCredit SpA†	9,305	47,281
Unione di Banche Italiane SCPA	75,544	345,981

		1,859,121

Japan - 8.6%

ACOM Co., Ltd.†	370	9,161
Advantest Corp.	1,600	22,958
Aeon Co., Ltd.	28,600	321,515
Aisin Seiki Co., Ltd.	4,200	152,023
Ajinomoto Co., Inc.	12,000	159,111
All Nippon Airways Co., Ltd.	21,000	43,047
Amada Co., Ltd.	8,000	52,217
Asahi Glass Co., Ltd.	31,000	210,702
Asics Corp.	2,000	31,417
Astellas Pharma, Inc.	6,400	345,927
Benesse Holdings, Inc.	1,100	45,631
Casio Computer Co., Ltd.	3,900	30,884
Central Japan Railway Co.	2,800	272,176
Chugai Pharmaceutical Co., Ltd.	3,700	80,036
Citizen Holdings Co., Ltd.	7,800	42,328
Cosmo Oil Co., Ltd.	16,000	37,631
Credit Saison Co., Ltd.	1,600	34,006
Dai Nippon Printing Co., Ltd.	9,000	79,135
Dai-ichi Life Insurance Co., Ltd.	112	157,083
Daido Steel Co., Ltd.	6,000	31,913
Daihatsu Motor Co., Ltd.	13,000	264,095
Daiichi Sankyo Co., Ltd.	9,400	168,245
Daito Trust Construction Co., Ltd.	600	53,727
Daiwa House Industry Co., Ltd.	6,000	110,174
Daiwa Securities Group, Inc.	23,000	142,184
Dena Co., Ltd.	1,100	30,856
Denso Corp.	9,600	402,891
Dentsu, Inc.	3,000	93,343
Don Quijote Co., Ltd.	300	11,814
East Japan Railway Co.	5,400	398,490
Eisai Co., Ltd.	3,500	155,950
FANUC Corp.	2,800	432,280
Fast Retailing Co., Ltd.	800	219,484
FUJIFILM Holdings Corp.	8,700	167,073
Furukawa Electric Co., Ltd.†	28,000	63,437
Gree, Inc.	1,000	12,170
GS Yuasa Corp.	17,000	73,730
Hamamatsu Photonics KK	2,300	91,315
Hankyu Hanshin Holdings, Inc.	12,000	65,897
Hino Motors, Ltd.	10,000	105,621
Hirose Electric Co., Ltd.	900	108,750
Hitachi Chemical Co., Ltd.	900	12,341
Hitachi Construction Machinery Co., Ltd.	4,600	105,658
Hitachi High-Technologies Corp.	2,200	45,476
Hitachi Metals, Ltd.	4,000	37,415
Honda Motor Co., Ltd.	26,400	984,054
Ibiden Co., Ltd.	3,400	53,225
Idemitsu Kosan Co., Ltd.	800	72,759
Inpex Corp.	36	191,477
Isetan Mitsukoshi Holdings, Ltd.	6,000	66,415
Isuzu Motors, Ltd.	43,000	264,430
JSR Corp.	2,300	46,898
JTEKT Corp.	6,700	66,790
Jupiter Telecommunications Co., Ltd.	38	50,426
Kao Corp.	8,600	275,007
KDDI Corp.	3,500	262,811
Keikyu Corp.	2,000	17,672
Keio Corp.	4,000	31,978
Keyence Corp.	900	253,522
Kikkoman Corp.	2,000	31,093
Kinden Corp.	20,000	132,700
Kintetsu Corp.	21,000	88,359
Kobe Steel, Ltd.†	47,000	63,383
Koito Manufacturing Co., Ltd.	1,000	16,302
Konica Minolta Holdings, Inc.	49,000	374,280
Kubota Corp.	25,000	301,812
Kuraray Co., Ltd.	5,000	67,968
Kurita Water Industries, Ltd.	3,700	73,928
Kyocera Corp.	3,000	260,870
Kyowa Hakko Kirin Co., Ltd.	1,000	10,476
LIXIL Group Corp.	7,900	161,938
Mabuchi Motor Co., Ltd.	2,200	108,232
Makita Corp.	2,800	126,875
Marui Group Co., Ltd.	2,400	20,481
Maruichi Steel Tube, Ltd.	1,000	24,458
Mazda Motor Corp.†	72,000	216,722
McDonald’s Holdings Co. Japan, Ltd.	4,000	100,205
Medipal Holdings Corp.	1,100	14,217
MEIJI Holdings Co., Ltd.	900	38,742
Mitsubishi Chemical Holdings Corp.	23,500	110,287
Mitsubishi Estate Co., Ltd.	16,000	398,748
Mitsubishi Gas Chemical Co., Inc.	5,000	35,387
Mitsubishi Materials Corp.	23,000	69,975
Mitsubishi Motors Corp.†	179,000	196,979
Mitsubishi Tanabe Pharma Corp.	2,100	29,793
Mitsubishi UFJ Financial Group, Inc.	159,500	882,765
Mitsubishi UFJ Lease & Finance Co., Ltd.	780	36,059
Mitsui Chemicals, Inc.	13,000	30,856
Mitsui Fudosan Co., Ltd.	11,000	279,836
Mitsui OSK Lines, Ltd.	15,000	52,595
Mizuho Financial Group, Inc.	311,400	685,355
MS&AD Insurance Group Holdings	7,000	144,848
Murata Manufacturing Co., Ltd.	3,500	225,429
Namco Bandai Holdings, Inc.	2,300	36,576
Nexon Co., Ltd.	1,800	16,332
NGK Insulators, Ltd.	6,000	64,732

NGK Spark Plug Co., Ltd.	3,000	45,571
NHK Spring Co., Ltd.	3,000	26,119
Nidec Corp.	2,700	158,464
Nippon Electric Glass Co., Ltd.	10,000	49,196
Nippon Express Co., Ltd.	3,000	13,173
Nippon Meat Packers, Inc.	3,000	46,866
Nippon Paper Group, Inc.	800	13,930
Nippon Telegraph & Telephone Corp.	6,500	298,036
Nippon Yusen KK	25,000	62,844
Nissan Motor Co., Ltd.	59,200	598,451
Nisshin Seifun Group, Inc.	3,000	39,357
Nissin Foods Holdings Co., Ltd.	1,200	47,707
Nitori Holdings Co., Ltd.	600	44,730
Nitto Denko Corp.	2,400	141,116
NKSJ Holdings, Inc.	5,350	113,303
NOK Corp.	2,000	27,576
Nomura Holdings, Inc.	49,600	284,682
Nomura Research Institute, Ltd.	2,000	45,312
NSK, Ltd.	12,000	93,602
NTT Data Corp.	31	98,428
NTT DOCOMO, Inc.	212	327,984
Obayashi Corp.	30,000	154,386
Odakyu Electric Railway Co., Ltd.	7,000	73,859
OJI Holdings Corp.	12,000	45,701
Olympus Corp.†	2,500	54,833
Omron Corp.	4,100	99,304
Ono Pharmaceutical Co., Ltd.	700	37,156
Oracle Corp. Japan	700	29,453
Oriental Land Co., Ltd.	1,600	236,315
ORIX Corp.	1,980	220,451
Osaka Gas Co., Ltd.	26,000	100,982
Otsuka Holdings Co., Ltd.	5,500	176,114
Panasonic Corp.	30,000	216,205
Rakuten, Inc.	11,200	96,787
Resona Holdings, Inc.	22,100	101,332
Rinnai Corp.	400	28,698
Rohm Co., Ltd.	1,400	49,617
Sanrio Co., Ltd.	300	11,862
Secom Co., Ltd.	3,800	195,145
Sekisui Chemical Co., Ltd.	7,000	67,893
Sekisui House, Ltd.	11,000	127,338
Sharp Corp.	14,000	44,406
Shimamura Co., Ltd.	300	30,651
Shimano, Inc.	1,100	78,919
Shimizu Corp.	37,000	118,956
Shin-Etsu Chemical Co., Ltd.	6,500	399,719
Shinsei Bank, Ltd.	7,000	15,406
Shionogi & Co., Ltd.	3,100	63,177
Shiseido Co., Ltd.	5,400	71,600
Showa Denko KK	18,000	27,964
Showa Shell Sekiyu KK	6,900	49,950
SMC Corp.	1,200	208,178
Softbank Corp.	11,400	422,473
Sony Financial Holdings, Inc.	2,200	34,748
Stanley Electric Co., Ltd.	1,300	22,637
Sumco Corp.	2,100	21,002
Sumitomo Chemical Co., Ltd.	27,000	79,814
Sumitomo Electric Industries, Ltd.	21,000	244,687
Sumitomo Metal Mining Co., Ltd.	9,000	141,860
Sumitomo Mitsui Financial Group, Inc.	18,500	740,479
Sumitomo Mitsui Trust Holdings, Inc.	36,000	139,821
Sumitomo Realty & Development Co., Ltd.	5,000	169,112
Sumitomo Rubber Industries, Ltd.	4,500	70,105
Suzuken Co., Ltd.	600	20,876
Sysmex Corp.	900	47,190
T&D Holdings, Inc.	7,900	93,753
Taiheiyo Cement Corp.	14,000	34,588
Taisei Corp.	50,000	147,804
Taisho Pharmaceutical Holdings Co., Ltd.	400	27,576
Taiyo Nippon Sanso Corp.	3,000	21,070
Takashimaya Co., Ltd.	2,000	15,665
Takeda Pharmaceutical Co., Ltd.	11,500	594,913
TDK Corp.	2,200	75,952
Teijin, Ltd.	8,000	18,556
Terumo Corp.	2,400	105,384
THK Co., Ltd.	2,600	48,555
Tobu Railway Co., Ltd.	13,000	71,388
Tokio Marine Holdings, Inc.	10,200	288,096
Tokyo Electron, Ltd.	2,800	129,895
Tokyo Gas Co., Ltd.	37,000	178,833
Tokyu Corp.	17,000	101,791
Tokyu Land Corp.	2,000	15,104
TonenGeneral Sekiyu KK	9,000	89,330
Toppan Printing Co., Ltd.	9,000	60,589
Toray Industries, Inc.	24,000	147,848
TOTO, Ltd.	17,000	153,695
Toyo Seikan Kaisha, Ltd.	1,000	14,532
Toyo Suisan Kaisha, Ltd.	1,000	29,291
Toyoda Gosei Co., Ltd.	800	18,479
Toyota Boshoku Corp.	1,100	15,001
Toyota Industries Corp.	5,400	192,836
Trend Micro, Inc.	1,600	45,226
Ube Industries, Ltd.	10,000	21,146
Unicharm Corp.	2,400	139,044
Ushio, Inc.	5,900	64,799
USS Co., Ltd.	210	23,087
West Japan Railway Co.	2,500	110,449
Yahoo Japan Corp.	294	124,496
Yakult Honsha Co., Ltd.	1,900	70,617
Yamada Denki Co., Ltd.	1,250	45,447
Yamaha Motor Co., Ltd.	9,800	117,147
Yamato Holdings Co., Ltd.	5,800	97,053
Yamato Kogyo Co., Ltd.	500	14,311
Yamazaki Baking Co., Ltd.	1,000	12,633
Yaskawa Electric Corp.	5,000	45,097

		25,283,058

Jersey - 0.2%

Petrofac, Ltd.	5,186	114,392
Shire PLC	9,770	306,066

		420,458

Luxembourg - 0.2%

Millicom International Cellular SA SDR	9,010	707,019

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	163,000	85,554

Netherlands - 1.8%

Aegon NV	66,157	395,753
ASML Holding NV	14,092	1,003,048
Chicago Bridge & Iron Co. NV	5,871	314,627
DE Master Blenders 1753 NV†	19,689	237,283
Gemalto NV	5,451	496,308
ING Groep NV CVA†	67,204	540,292
Koninklijke Boskalis Westminster NV	18,909	810,215
LyondellBasell Industries NV, Class A	24,333	1,426,400

		5,223,926

New Zealand - 0.1%

Auckland International Airport, Ltd.	8,240	19,278
Contact Energy, Ltd.	14,357	63,973
Fletcher Building, Ltd.	14,315	108,283
Telecom Corp. of New Zealand, Ltd.	17,306	34,623

		226,157

Norway - 0.6%

Aker Solutions ASA	38,432	757,165
Statoil ASA	41,523	1,032,162

		1,789,327

Portugal - 0.0%

Banco Espirito Santo SA†	37,391	44,959

Singapore - 0.8%

Ascendas Real Estate Investment Trust	18,000	37,355
CapitaLand, Ltd.	43,000	135,764
CapitaMall Trust	36,000	62,500
CapitaMalls Asia, Ltd.	5,000	8,398
City Developments, Ltd.	6,000	54,118
DBS Group Holdings, Ltd.	25,000	305,031
Global Logistic Properties, Ltd.	30,000	61,531
Jardine Cycle & Carriage, Ltd.	3,000	125,000
Olam International, Ltd.	73,000	98,147
Oversea-Chinese Banking Corp., Ltd.	38,000	309,916
Singapore Airlines, Ltd.	8,000	70,349
Singapore Exchange, Ltd.	8,000	49,096
Singapore Press Holdings, Ltd.	26,000	87,758
Singapore Telecommunications, Ltd.	118,000	327,778
United Overseas Bank, Ltd.	19,000	292,732
Wilmar International, Ltd.	45,000	128,997
Yangzijiang Shipbuilding Holdings, Ltd.	108,000	84,157

		2,238,627

Spain - 1.3%

Abertis Infraestructuras SA	39,225	689,289
Acciona SA	10,552	648,030
Banco Santander SA	99,830	757,365
Ferrovial SA	55,645	872,494
Repsol SA	45,227	963,042

		3,930,220

Sweden - 1.6%

Alfa Laval AB	11,561	269,031
Assa Abloy AB, Class B	24,949	989,489
Atlas Copco AB, Class A	35,895	1,043,427
Getinge AB, Class B	28,350	853,472
Investment AB Kinnevik, Class B	38,027	867,270
Lundin Petroleum AB†	23,866	542,090

		4,564,779

Switzerland - 5.1%

ACE, Ltd.	22,897	1,955,175
Actelion, Ltd.	11,672	602,217
Aryzta AG	15,671	900,334
Baloise Holding AG	9,357	839,564
Barry Callebaut AG	782	763,395
Cie Financiere Richemont SA, Class A	15,713	1,263,176
Credit Suisse Group AG	41,232	1,104,593
Garmin, Ltd.#	13,625	467,882
Geberit AG	3,835	927,143
Lindt & Spruengli AG (Participation Certificate)	216	779,840
Novartis AG	12,996	882,530
Roche Holding AG	11,280	2,583,822
Tyco International, Ltd.	58,691	1,878,699

		14,948,370

United Kingdom - 8.8%

Aberdeen Asset Management PLC	140,651	917,298
Aggreko PLC	5,937	152,754
Anglo American PLC	28,378	827,437
Antofagasta PLC	30,294	502,316
ARM Holdings PLC	36,677	531,370
Associated British Foods PLC	33,328	936,376
AstraZeneca PLC	29,857	1,356,799
Aviva PLC	176,768	956,816
Balfour Beatty PLC	103,168	446,682
Barclays PLC	298,953	1,392,327
BG Group PLC	82,104	1,451,699
BHP Billiton PLC	46,057	1,459,601
British Sky Broadcasting Group PLC	74,195	957,302
BT Group PLC	191,140	776,247
Bunzl PLC	24,316	465,165
Burberry Group PLC	17,502	365,347
Croda International PLC	22,579	887,850
Ensco PLC, Class A	1,636	98,389
GlaxoSmithKline PLC	18,100	399,797
Hargreaves Lansdown PLC	7,005	92,136
HSBC Holdings PLC	136,453	1,514,042
ITV PLC	478,917	902,364
Johnson Matthey PLC	25,413	886,714
Land Securities Group PLC	40,700	512,166
Marks & Spencer Group PLC	151,110	851,174
Next PLC	14,778	941,372
Prudential PLC	14,941	222,469
Reckitt Benckiser Group PLC	15,122	1,016,049
Rexam PLC	119,357	931,608
Royal Bank of Scotland Group PLC†	47,168	231,771
Severn Trent PLC	16,917	415,499
Standard Life PLC	180,285	964,092
Tullow Oil PLC	42,386	780,622

Vodafone Group PLC	233,707	586,950

		25,730,600

United States - 48.4%

Adobe Systems, Inc.†	23,067	906,533
Aecom Technology Corp.†	14,630	443,435
Affiliated Managers Group, Inc.†#	5,186	758,349
Aflac, Inc.	36,402	1,818,280
Alliant Energy Corp.	12,878	614,152
American Eagle Outfitters, Inc.	5,497	113,678
American Financial Group, Inc.	20,592	905,224
Ameriprise Financial, Inc.	1,399	96,013
Amgen, Inc.	10,172	929,823
Anadarko Petroleum Corp.	25,651	2,041,307
AOL, Inc.#	7,169	264,536
Apartment Investment & Management Co., Class A	34,725	1,028,554
Apple, Inc.	13,844	6,110,742
AvalonBay Communities, Inc.	6,496	810,896
Avon Products, Inc.#	26,039	509,062
Ball Corp.#	36,861	1,636,997
Bank of Hawaii Corp.#	34,748	1,681,456
Bank of New York Mellon Corp.	43,222	1,173,045
BlackRock, Inc.	2,561	614,000
Brinker International, Inc.	11,086	370,051
Bristol-Myers Squibb Co.#	65,511	2,421,942
CA, Inc.	13,223	323,831
Cabot Oil & Gas Corp.#	19,891	1,232,645
Campbell Soup Co.#	43,537	1,791,983
Cardinal Health, Inc.	41,917	1,936,985
CBOE Holdings, Inc.#	47,177	1,694,598
CenturyLink, Inc.#	40,075	1,389,400
Chubb Corp.	23,780	1,998,233
Cigna Corp.	3,578	209,170
Cinemark Holdings, Inc.#	15,424	428,787
Cintas Corp.	3,281	144,036
Cisco Systems, Inc.	88,718	1,849,770
City National Corp.#	13,732	780,115
Clorox Co.	21,354	1,793,950
CNA Financial Corp.	37,517	1,183,286
Colgate-Palmolive Co.	20,418	2,336,432
Comcast Corp., Class A	73,458	2,922,894
Commerce Bancshares, Inc.#	42,735	1,627,801
Computer Sciences Corp.	3,112	149,469
Crown Holdings, Inc.†	31,217	1,213,405
Cullen/Frost Bankers, Inc.#	28,163	1,705,551
CVS Caremark Corp.	46,611	2,382,754
Danaher Corp.	13,770	848,232
DeVry, Inc.#	2,765	82,895
Diamond Offshore Drilling, Inc.#	19,592	1,365,171
Discovery Communications, Inc., Class A†#	15,012	1,100,830
Dover Corp.#	6,138	450,222
Dr Pepper Snapple Group, Inc.	34,714	1,514,225
Dun & Bradstreet Corp.#	10,484	845,010
EMC Corp.†	36,318	835,677
Emerson Electric Co.	36,806	2,086,900
Equity Residential	28,025	1,542,496
Erie Indemnity Co., Class A	4,195	307,074
EXCO Resources, Inc.#	38,299	254,305
Expedia, Inc.	14,044	896,569
Fidelity National Information Services, Inc.	19,050	717,232
Fiserv, Inc.†	20,960	1,721,026
Foot Locker, Inc.	2,050	70,089
Gap, Inc.#	21,246	699,418
General Mills, Inc.#	46,899	2,169,079
Google, Inc., Class A†	4,409	3,532,491
Harris Corp.	2,010	96,621
HCC Insurance Holdings, Inc.	21,270	850,800
Hershey Co.#	14,813	1,234,515
Hewlett-Packard Co.#	46,994	946,459
HollyFrontier Corp.	4,744	266,613
IAC/InterActiveCorp	1,473	60,025
Ingredion, Inc.	1,584	104,861
Integrys Energy Group, Inc.#	31,172	1,763,400
Intel Corp.#	22,066	460,076
Intuit, Inc.#	14,365	926,255
Jarden Corp.†	2,645	164,281
Johnson & Johnson	12,674	964,618
Lear Corp.	17,352	926,944
Liberty Interactive Corp., Class A†	31,162	650,663
Life Technologies Corp.†#	11,584	673,378
Lincoln Electric Holdings, Inc.	9,382	525,861
M&T Bank Corp.	2,295	234,297
Marathon Petroleum Corp.	24,574	2,036,693
Marriott International, Inc., Class A	22,468	886,363
Mastercard, Inc., Class A	4,278	2,215,234
Maxim Integrated Products, Inc.#	16,115	502,466
McGraw-Hill Cos., Inc.#	31,536	1,468,001
Microsoft Corp.	143,923	4,001,059
Molex, Inc.#	2,093	57,997
NewMarket Corp.#	2,860	719,776
News Corp., Class A	82,151	2,365,949
Northrop Grumman Corp.#	28,326	1,860,452
Nu Skin Enterprises, Inc., Class A#	7,379	304,015
O’Reilly Automotive, Inc.†#	2,339	237,970
Omnicom Group, Inc.	33,192	1,909,536
Oracle Corp.	60,382	2,068,687
Patterson Cos., Inc.	17,525	636,858
Peabody Energy Corp.	12,831	276,636
PepsiCo, Inc.	40,878	3,097,326
Phillips 66	33,458	2,106,516
Pitney Bowes, Inc.#	35,899	470,277
priceline.com, Inc.†	947	651,138
Principal Financial Group, Inc.#	16,733	528,930
PulteGroup, Inc.†	24,933	478,215
QUALCOMM, Inc.	34,208	2,245,071
Quest Diagnostics, Inc.	14,158	795,255
R.R. Donnelley & Sons Co.#	78,284	817,285
Ralph Lauren Corp.#	1,079	187,174
Raymond James Financial, Inc.	14,908	654,163
Regal Entertainment Group, Class A#	32,043	502,114
Regal-Beloit Corp.	1,519	117,388
RPC, Inc.#	104,093	1,684,225
Safeway, Inc.#	78,392	1,870,433
Silgan Holdings, Inc.	17,465	749,772
SLM Corp.	8,054	152,784

Southwestern Energy Co.†	32,983	1,130,327
St. Jude Medical, Inc.#	29,690	1,217,290
Stanley Black & Decker, Inc.	11,770	926,299
Staples, Inc.#	23,788	313,526
SVB Financial Group†	2,461	165,035
Target Corp.#	24,251	1,526,843
Taubman Centers, Inc.	10,558	810,010
Time Warner Cable, Inc.#	5,928	512,120
Total System Services, Inc.	17,103	406,367
Travelers Cos., Inc.	26,398	2,122,927
UnitedHealth Group, Inc.	40,380	2,158,311
Viacom, Inc., Class B	33,344	1,949,290
Virgin Media, Inc.#	6,082	282,205
Waddell & Reed Financial, Inc., Class A#	5,814	238,490
Walt Disney Co.	4,567	249,313
Wells Fargo & Co.	25,723	902,363
Westlake Chemical Corp.#	11,022	950,317
Zimmer Holdings, Inc.	16,323	1,223,572

		141,972,141

Total Common Stock
(cost $261,386,180)		290,317,227

PREFERRED STOCK - 0.3%
Germany - 0.3%

Bayerische Motoren Werke AG
(cost $641,757)	12,711	826,506

Total Long-Term Investment Securities
(cost $262,027,937)		291,143,733

SHORT-TERM INVESTMENT SECURITIES - 3.7%
Registered Investment Companies - 3.0%

State Street Navigator Securities Lending Prime Portfolio(3)	8,864,231	8,864,231

Time Deposits - 0.6%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/2013	$1,625,000	1,625,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills
Disc. Notes
0.02% due 03/21/2013@	9,000	89,999
0.05% due 03/21/2013@	200,000	199,995

		289,994

Total Short-Term Investment Securities
(cost $10,779,225)		10,779,225

TOTAL INVESTMENTS -
(cost $272,807,162) (4)	102.9%	301,922,958
Liabilities in excess of other assets	(2.9)	(8,458,441)

NET ASSETS -	100.0%	$293,464,517

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At February 28, 2013, the Fund had loaned securities with a total value of $8,742,691. This was secured by collateral of $8,864,231 which was received in cash and subsequently invested in short-term investments currently valued at $8,864,231 as reported in the portfolio of investments. Additional collateral of $52,697 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	zero coupon to 4.50%	12/31/2013 to 06/30/2017	$52,697

(4)	See Note 5 for cost of investments on a tax basis.

CVA - Certification Van Aandelen (Dutch Cert.)

RSP - Risparmio Savings Shares

SDR - Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2013	Unrealized Appreciation (Depreciation)

16	Long	S&P 500 E-Mini Index	March 2013	$1,151,771	$1,210,640	$58,869

Industry Allocation*
Banks-Commercial	6.6%
Medical-Drugs	4.7
Oil Companies-Exploration & Production	3.5
Registered Investment Companies	3.0
Diversified Banking Institutions	2.6
Computers	2.4
Food-Misc./Diversified	2.3
Insurance-Multi-line	2.3
Insurance-Life/Health	2.2
Insurance-Property/Casualty	2.2
Real Estate Investment Trusts	2.1
Telephone-Integrated	2.1
Oil Companies-Integrated	2.0
Beverages-Non-alcoholic	2.0
Chemicals-Diversified	1.9
Cable/Satellite TV	1.8
Applications Software	1.7
Multimedia	1.7
Web Portals/ISP	1.7
Containers-Metal/Glass	1.6
Auto-Cars/Light Trucks	1.6
Diversified Minerals	1.6
Cosmetics & Toiletries	1.5
Medical Products	1.4
Food-Retail	1.4
Electric Products-Misc.	1.1
Data Processing/Management	1.1
Building & Construction-Misc.	1.1
Electric-Integrated	1.0
Food-Confectionery	1.0
Semiconductor Components-Integrated Circuits	1.0
Computer Services	1.0
Investment Management/Advisor Services	0.9
Retail-Drug Store	0.9
Commercial Services-Finance	0.9
Auto/Truck Parts & Equipment-Original	0.9
Oil Refining & Marketing	0.8
Enterprise Software/Service	0.8
Medical-HMO	0.8
Medical-Wholesale Drug Distribution	0.8
E-Commerce/Services	0.7
Transport-Rail	0.7
Medical Instruments	0.7
Finance-Other Services	0.7
Telecom Services	0.7
Consumer Products-Misc.	0.7
Building-Heavy Construction	0.7
Oil-Field Services	0.7
Building & Construction Products-Misc.	0.7
Real Estate Operations & Development	0.6
Retail-Apparel/Shoe	0.6
Medical-Biomedical/Gene	0.6
Retail-Discount	0.6
Advertising Agencies	0.6
Electronic Security Devices	0.6
Aerospace/Defense	0.6
Networking Products	0.6
Cellular Telecom	0.6
Diversified Manufacturing Operations	0.6
Insurance-Reinsurance	0.6
Time Deposits	0.6
Publishing-Books	0.5
Oil & Gas Drilling	0.5
Public Thoroughfares	0.5
Finance-Investment Banker/Broker	0.5
Retail-Jewelry	0.4
Industrial Gases	0.4
Semiconductor Equipment	0.4
Banks-Fiduciary	0.4
Machinery-Construction & Mining	0.4
Broadcast Services/Program	0.4
Electronic Components-Semiconductors	0.4
Tools-Hand Held	0.4
Building-Residential/Commercial	0.4
Electronic Components-Misc.	0.3
Metal Processors & Fabrication	0.3
Gold Mining	0.3
Soap & Cleaning Preparation	0.3
Diversified Operations	0.3
Printing-Commercial	0.3
Retail-Major Department Stores	0.3
Hotels/Motels	0.3
Theaters	0.3
Investment Companies	0.3
Food-Baking	0.3
Computers-Memory Devices	0.3
Electronic Forms	0.3
Television	0.3
Banks-Super Regional	0.3
Sugar	0.3
Medical Labs & Testing Services	0.3
Diversified Operations/Commercial Services	0.3
Airport Development/Maintenance	0.2
Chemicals-Specialty	0.2
Agricultural Chemicals	0.2
Metal-Copper	0.2
Apparel Manufacturers	0.2
Retail-Restaurants	0.2
Dental Supplies & Equipment	0.2
Photo Equipment & Supplies	0.2
Gas-Distribution	0.2
Engineering/R&D Services	0.2
Machine Tools & Related Products	0.2
Computer Data Security	0.2
Office Automation & Equipment	0.2
Medical-Generic Drugs	0.2
Industrial Automated/Robotic	0.2
Water	0.1
Real Estate Management/Services	0.1
Gas-Transportation	0.1
Machinery-Electrical	0.1
Retail-Office Supplies	0.1
Insurance Brokers	0.1
Multilevel Direct Selling	0.1
Machinery-Farming	0.1
Silver Mining	0.1
Coal	0.1
U.S. Government Treasuries	0.1
Distribution/Wholesale	0.1
Electronic Measurement Instruments	0.1
Filtration/Separation Products	0.1
Audio/Video Products	0.1
Finance-Leasing Companies	0.1
Vitamins & Nutrition Products	0.1
Retail-Auto Parts	0.1
Coffee	0.1
Resorts/Theme Parks	0.1
Building Products-Doors & Windows	0.1
Pipelines	0.1
Security Services	0.1
Electric-Distribution	0.1
Therapeutics	0.1
Textile-Products	0.1
Retail-Convenience Store	0.1
Containers-Paper/Plastic	0.1

Finance-Consumer Loans	0.1
Mining Services	0.1
Commercial Services	0.1
Recreational Vehicles	0.1
Electronic Connectors	0.1
Food-Wholesale/Distribution	0.1

102.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$11,388,624	$—	$0	$11,388,624
Japan	25,283,058	—	—	25,283,058
Switzerland	14,948,370	—	—	14,948,370
United Kingdom	25,730,600	—	—	25,730,600
United States	141,972,141	—	—	141,972,141
Other Countries*	70,994,434	—	—	70,994,434
Preferred Stock	826,506	—	—	826,506
Short Term Investment Securities:
Registered Investment Companies	8,864,231	—	—	8,864,231
Time Deposits	—	1,625,000	—	1,625,000
U.S. Government Treasuries	—	289,994	—	289,994
Other Financial Instruments:†
Open Futures Contracts-Appreciation	58,869	—	—	58,869

Total	$300,066,833	$1,914,994	$0	$301,981,827

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCK - 60.8%
Canada - 0.5%

Talisman Energy, Inc.#	168,200	$2,112,184

China - 0.6%

China Telecom Corp., Ltd., Class H	5,330,000	2,762,726

France - 5.7%

Alstom SA	28,820	1,271,757
AXA SA	157,415	2,734,351
BNP Paribas SA	89,600	5,042,304
Cie de St-Gobain	52,210	2,082,712
Cie Generale des Etablissements Michelin	22,460	2,006,841
Credit Agricole SA†	189,680	1,782,984
France Telecom SA ADR	132,422	1,292,439
Sanofi	55,872	5,294,251
Total SA	62,780	3,138,750
Vivendi SA	53,077	1,117,030

		25,763,419

Germany - 3.9%

Deutsche Lufthansa AG	116,790	2,355,741
Deutsche Post AG	92,517	2,075,699
HeidelbergCement AG	33,050	2,279,099
Merck KGaA	27,390	3,861,972
Muenchener Rueckversicherungs AG	15,770	2,835,038
SAP AG ADR#	19,850	1,552,270
Siemens AG ADR	25,360	2,631,861

		17,591,680

Ireland - 1.0%

CRH PLC	149,371	3,260,588
Elan Corp. PLC ADR†	123,000	1,394,820

		4,655,408

Italy - 1.4%

Eni SpA	135,721	3,093,746
Intesa Sanpaolo SpA	484,873	786,851
UniCredit SpA†	468,504	2,380,562

		6,261,159

Japan - 3.4%

ITOCHU Corp.	210,200	2,426,519
Konica Minolta Holdings, Inc.	187,500	1,432,193
Nissan Motor Co., Ltd.#	242,100	2,447,381
NKSJ Holdings, Inc.#	68,399	1,448,562
Toyota Motor Corp. ADR	45,260	4,643,676
Trend Micro, Inc.#	105,600	2,984,917

		15,383,248

Netherlands - 2.6%

Akzo Nobel NV	55,760	3,561,979
ING Groep NV CVA†	318,911	2,563,908
Koninklijke Philips Electronics NV	104,646	2,967,398
Reed Elsevier NV	96,883	1,472,292
TNT Express NV†	179,900	1,362,236

		11,927,813

Norway - 1.6%

Statoil ASA	110,740	2,752,730
Telenor ASA	199,582	4,297,095

		7,049,825

Singapore - 1.4%

DBS Group Holdings, Ltd.	282,095	3,441,905
Singapore Telecommunications, Ltd.	1,007,000	2,780,960

		6,222,865

South Korea - 2.3%

KB Financial Group, Inc. ADR	40,730	1,443,064
POSCO ADR	41,690	3,363,966
Samsung Electronics Co., Ltd.	3,806	5,426,975

		10,234,005

Spain - 0.8%

Repsol SA	73,741	1,570,205
Telefonica SA ADR#	147,249	1,917,182

		3,487,387

Switzerland - 3.9%

ABB, Ltd.	64,760	1,479,261
ACE, Ltd.	17,097	1,459,913
Credit Suisse Group AG#	122,200	3,273,703
Lonza Group AG	13,250	827,683
Novartis AG	37,020	2,513,948
Roche Holding AG	22,700	5,199,712
Swiss Re AG	36,060	2,883,492

		17,637,712

Taiwan - 0.6%

Taiwan Semiconductor Manufacturing Co., Ltd.	806,914	2,842,348

Thailand - 0.5%

Bangkok Bank PCL	277,700	2,165,593

Turkey - 0.2%

Turkcell Iletisim Hizmet AS ADR†	61,260	1,011,403

United Kingdom - 8.6%

Aviva PLC	500,790	2,710,694
BAE Systems PLC	386,009	2,079,448
BP PLC	327,095	2,211,650
G4S PLC	535,023	2,354,616
GlaxoSmithKline PLC	196,736	4,345,554
HSBC Holdings PLC	438,383	4,852,646
Kingfisher PLC	449,200	1,887,641
Lloyds Banking Group PLC†	4,282,810	3,539,045
Marks & Spencer Group PLC	470,400	2,649,673
Rexam PLC	304,984	2,380,468
Royal Dutch Shell PLC, Class B#	91,936	3,101,149
Tesco PLC	538,440	3,019,042
Vodafone Group PLC ADR	151,727	3,814,417

		38,946,043

United States - 21.8%

Actavis, Inc.†#	29,100	2,478,156
Allegheny Technologies, Inc.	44,990	1,370,845
American Express Co.	48,870	3,037,271
Amgen, Inc.	45,540	4,162,811
Applied Materials, Inc.	222,080	3,042,496
Baker Hughes, Inc.	59,120	2,649,758
Bank of New York Mellon Corp.#	99,600	2,703,144
Brocade Communications Systems, Inc.†	187,390	1,051,258
Chesapeake Energy Corp.#	111,230	2,242,397
Chevron Corp.	24,140	2,828,001

Cisco Systems, Inc.		218,300	4,551,555
Citigroup, Inc.		80,340	3,371,870
Comcast Corp., Special Class A		91,435	3,502,875
CVS Caremark Corp.		53,420	2,730,830
Forest Laboratories, Inc.†		36,950	1,359,760
Gilead Sciences, Inc.†#		81,820	3,494,532
Halliburton Co.		43,210	1,793,647
Home Depot, Inc.		20,970	1,436,445
Isis Pharmaceuticals, Inc.†#		37,850	556,395
JPMorgan Chase & Co.		73,640	3,602,469
Macy’s, Inc.		54,660	2,246,526
Medtronic, Inc.#		63,130	2,838,325
Merck & Co., Inc.		99,670	4,258,899
Microsoft Corp.		173,084	4,811,735
Morgan Stanley		117,980	2,660,449
News Corp., Class A		52,377	1,508,458
Onyx Pharmaceuticals, Inc.†#		15,920	1,198,935
Pfizer, Inc.		209,889	5,744,662
Quest Diagnostics, Inc.#		22,430	1,259,893
SAIC, Inc.#		165,210	1,952,782
Salix Pharmaceuticals, Ltd.†#		31,560	1,541,706
Symantec Corp.†		133,130	3,120,567
Target Corp.#		55,573	3,498,876
Time Warner Cable, Inc.#		41,148	3,554,776
Time Warner, Inc.#		29,752	1,581,914
United Parcel Service, Inc., Class B		26,370	2,179,481
Walgreen Co.		54,720	2,240,237

			98,164,736

Total Common Stock
(cost $241,972,925)			274,219,554

PREFERRED STOCK - 0.6%
Brazil - 0.6%

Petroleo Brasileiro SA ADR		84,700	1,417,031
Vale SA ADR		71,510	1,313,639

Total Preferred Stock
(cost $3,854,313)			2,730,670

FOREIGN GOVERNMENT AGENCIES - 29.3%
Australia - 1.1%

New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 08/01/2013	AUD	2,260,000	2,332,567
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/2013	AUD	2,545,000	2,635,557

			4,968,124

Brazil - 3.6%

Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015(1)	BRL	5,919,879	3,236,616
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(1)	BRL	1,044,154	574,792
Brazil Notas do Tesouro Nacional Bonds 6.00% due 08/15/2018(1)	BRL	992,284	564,341
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2045(1)	BRL	10,712,161	7,374,040
Brazil Notas do Tesouro Nacional Notes 10.00% due 01/01/2014	BRL	2,950,000	1,537,833
Brazil Notas do Tesouro Nacional Notes 10.00% due 01/01/2017	BRL	5,200,000	2,749,172

			16,036,794

Canada - 0.2%

Government of Canada Bonds 1.00% due 11/01/2014	CAD	318,000	308,512
Government of Canada Bonds 1.00% due 02/01/2015	CAD	530,000	514,273

			822,785

Hungary - 1.3%

Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	173,817
Republic of Hungary Senior Bonds 3.88% due 02/24/2020#	EUR	495,000	601,333
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	885,806
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	2,924,877
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		910,000	982,800
Republic of Hungary Senior Bonds 6.38% due 03/29/2021#		400,000	431,400

			6,000,033

Iceland - 0.1%

Republic of Iceland Bonds 5.88% due 05/11/2022*		500,000	566,250

Indonesia - 0.7%

Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	344,033
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,881,051
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	1,067,211

			3,292,295

Ireland - 3.6%

Republic of Ireland Bonds 4.40% due 06/18/2019	EUR	204,000	280,581
Republic of Ireland Notes 4.50% due 10/18/2018	EUR	159,000	222,138
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	701,000	961,019
Republic of Ireland Bonds 4.60% due 04/18/2016	EUR	142,000	199,756
Republic of Ireland Notes 5.00% due 10/18/2020	EUR	3,920,000	5,532,804
Republic of Ireland Notes 5.40% due 03/13/2025	EUR	3,798,000	5,378,956
Republic of Ireland Bonds 5.50% due 10/18/2017	EUR	1,756,000	2,563,537
Republic of Ireland Bonds 5.90% due 10/18/2019	EUR	581,000	862,078

			16,000,869

Malaysia - 1.0%

Government of Malaysia Senior Bonds 3.21% due 05/31/2013	MYR	220,000	71,209
Government of Malaysia Senior Bonds 3.43% due 08/15/2014	MYR	985,000	320,428
Government of Malaysia Senior Bonds 3.46% due 07/31/2013	MYR	7,775,000	2,519,953
Government of Malaysia Senior Notes 3.70% due 05/15/2013	MYR	130,000	42,118
Government of Malaysia Senior Bonds 3.74% due 02/27/2015	MYR	745,000	244,232
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	1,033,146
Government of Malaysia Senior Notes 3.84% due 08/12/2015	MYR	65,000	21,416
Government of Malaysia Senior Notes 5.09% due 04/30/2014	MYR	985,000	326,098
Government of Malaysia Senior Notes 8.00% due 10/30/2013	MYR	20,000	6,680

			4,585,280

Mexico - 3.1%

United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,055,500	175,009
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	3,943,807	342,451
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	2,635,761	241,185
United Mexican States Bonds 4.50% due 12/18/2014(1)	MXN	1,621,780	134,694
United Mexican States Bonds 5.00% due 06/16/2016(1)	MXN	4,120,836	362,842
United Mexican States Bonds 7.00% due 06/19/2014	MXN	930,000	75,339
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,681,182
United Mexican States Bonds 8.00% due 12/19/2013	MXN	49,600,000	3,999,393
United Mexican States Bonds 8.00% due 12/17/2015	MXN	53,000,000	4,533,576
United Mexican States Bonds 9.00% due 06/20/2013	MXN	30,506,000	2,422,697
United Mexican States Bonds 9.50% due 12/18/2014	MXN	1,160,000	98,956

			14,067,324

Poland - 4.3%

Government of Poland Bonds zero coupon due 07/25/2013	PLN	1,390,000	431,700
Government of Poland Bonds zero coupon due 01/25/2014	PLN	13,585,000	4,148,359
Government of Poland Bonds zero coupon due 07/25/2014	PLN	50,000	15,031
Government of Poland Bonds 5.00% due 10/24/2013	PLN	14,155,000	4,499,955
Government of Poland Bonds 5.25% due 04/25/2013	PLN	3,175,000	1,001,506
Government of Poland Bonds 5.50% due 04/25/2015	PLN	2,700,000	884,774
Government of Poland Bonds 5.75% due 04/25/2014	PLN	10,340,000	3,337,426
Government of Poland FRS Bonds 3.98% due 01/25/2017	PLN	1,357,000	427,917

Government of Poland FRS Bonds 3.98% due 01/25/2021	PLN	1,376,000	429,231
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	12,495,000	4,199,739

			19,375,638

Russia - 1.4%

Russian Federation Senior Bonds 7.50% due 03/31/2030*(2)		4,848,400	6,036,791

Serbia - 0.1%

Republic of Serbia Senior Notes 5.25% due 11/21/2017#*		270,000	278,100
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	311,780

			589,880

Singapore - 0.3%

Republic of Singapore Senior Notes 0.25% due 02/01/2014	SGD	1,400,000	1,131,302

Slovenia - 0.2%

Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	700,350

South Korea - 4.1%

Republic of South Korea Senior Notes 2.74% due 02/02/2015	KRW	1,100,820,000	1,018,314
Republic of South Korea Senior Notes 2.78% due 10/02/2014	KRW	1,056,600,000	977,579
Republic of South Korea Senior Notes 2.82% due 08/02/2014	KRW	265,000,000	245,304
Republic of South Korea Senior Notes 2.84% due 12/02/2014	KRW	376,570,000	348,828
Republic of South Korea Bonds 3.00% due 12/10/2013	KRW	6,027,200,000	5,581,572
Republic of South Korea Senior Notes 3.25% due 12/10/2014	KRW	199,730,000	186,409
Republic of South Korea Senior Notes 3.50% due 06/10/2014	KRW	6,610,230,000	6,170,173
Republic of South Korea Senior Bonds 3.75% due 06/10/2013	KRW	4,438,000,000	4,137,557

			18,665,736

Sweden - 2.5%

Kingdom of Sweden Bonds 1.50% due 08/30/2013	SEK	39,270,000	6,097,919
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	30,730,000	5,074,541

			11,172,460

Ukraine - 1.0%

Government of Ukraine Senior Notes 7.80% due 11/28/2022#*		280,000	289,772
Government of Ukraine Senior Notes 7.95% due 02/23/2021*		770,000	821,975
Government of Ukraine Senior Notes 9.25% due 07/24/2017*		3,210,000	3,547,050

			4,658,797

Venezuela - 0.3%

Republic of Venezuela Senior Notes 10.75% due 09/19/2013		1,415,000	1,455,328

Vietnam - 0.4%

Republic of Vietnam Senior Bonds 6.75% due 01/29/2020#*		1,695,000	1,938,233

Total Foreign Government Agencies
(cost $122,015,827)			132,064,269

FOREIGN GOVERNMENT TREASURIES - 0.9%
South Korea - 0.9%

Bank of Korea Senior Notes 3.28% due 06/02/2014	KRW	518,420,000	482,497
Bank of Korea Senior Notes 3.47% due 02/02/2014	KRW	297,530,000	276,845
Bank of Korea Senior Notes 3.48% due 12/02/2013	KRW	216,400,000	201,106
Bank of Korea Senior Notes 3.59% due 10/02/2013	KRW	126,230,000	117,214
Bank of Korea Senior Notes 3.59% due 04/02/2014	KRW	437,290,000	407,946
Bank of Korea Senior Notes 3.76% due 06/02/2013	KRW	72,140,000	66,803
Bank of Korea Senior Notes 3.83% due 04/02/2013	KRW	45,080,000	41,670
Bank of Korea Senior Notes 3.90% due 08/02/2013	KRW	2,695,250,000	2,502,116

Total Foreign Government Treasuries
(cost $3,873,043)			4,096,197

Total Long-Term Investment Securities
(cost $371,716,108)			413,110,690

SHORT-TERM INVESTMENT SECURITIES - 8.0%
Foreign Government Treasuries - 1.0%

Bank Negara Malaysia Monetary
2.76% due 05/23/2013	MYR	100,000	32,137
2.85% due 02/06/2014	MYR	20,000	6,297
2.85% due 02/18/2014	MYR	320,000	100,708
2.85% due 02/20/2014	MYR	250,000	78,627
2.87% due 06/11/2013	MYR	160,000	51,339
2.87% due 07/11/2013	MYR	50,000	16,004
2.87% due 07/25/2013	MYR	500,000	159,862
2.87% due 08/06/2013	MYR	100,000	32,090
2.87% due 08/15/2013	MYR	110,000	35,110
2.87% due 08/27/2013	MYR	100,000	31,899
2.88% due 01/09/2014	MYR	375,000	118,298
2.88% due 01/16/2014	MYR	1,090,000	343,654
2.88% due 02/25/2014	MYR	255,000	80,227
2.89% due 06/18/2013	MYR	10,000	3,208
2.89% due 06/20/2013	MYR	130,000	41,683
2.90% due 03/07/2013	MYR	5,000	1,617
2.90% due 05/23/2013	MYR	755,000	242,634
2.90% due 09/05/2013	MYR	540,000	172,067
2.90% due 09/17/2013	MYR	1,240,000	394,734
2.90% due 09/26/2013	MYR	630,000	200,405
2.90% due 10/10/2013	MYR	1,095,000	348,083
2.90% due 10/22/2013	MYR	80,000	25,407
2.90% due 10/31/2013	MYR	10,000	3,174
2.91% due 11/19/2013	MYR	10,000	3,168
2.92% due 06/18/2013	MYR	10,000	3,208
2.93% due 01/09/2014	MYR	30,000	9,464
2.94% due 06/18/2013	MYR	125,000	40,101
2.96% due 06/18/2013	MYR	10,000	3,208
2.99% due 05/14/2013	MYR	150,000	48,241
2.99% due 05/23/2013	MYR	120,000	38,564
3.00% due 03/12/2013	MYR	55,000	17,781
3.00% due 09/05/2013	MYR	10,000	3,186
3.01% due 03/12/2013	MYR	160,000	51,725
3.01% due 03/14/2013	MYR	60,000	19,394
3.03% due 05/28/2013	MYR	25,000	8,033
3.03% due 06/20/2013	MYR	65,000	20,840

			2,786,177

Bank of Korea
3.28% due 06/09/2013	KRW	309,150,000	285,984
3.38% due 05/09/2013	KRW	251,000,000	232,114

			518,098

Government of Canada
0.07% due 02/01/2014	CAD	410,000	397,731

Government of Malaysia
2.87% due 03/22/2013	MYR	100,000	32,305
3.70% due 05/31/2013	MYR	100,000	32,123

			64,428

Republic of the Philippines
0.55% due 11/13/2013	PHP	12,630,000	310,625

United Mexican States
4.64% due 09/19/2013	MXN	25,740,000	197,006

Total Foreign Government Treasuries
(cost $4,255,802)			4,274,065

Registered Investment Companies - 4.2%

State Street Navigator Securities Lending Prime Portfolio(3) (cost 19,136,220)		19,136,220	19,136,220

U.S. Government Agencies - 2.8%

Federal Home Loan Bank Disc. Notes 0.00% due 03/01/2013 (cost $12,675,000)		12,675,000	12,675,000

Total Short-Term Investment Securities
(cost $36,067,022)			36,085,285

TOTAL INVESTMENTS -
(cost $407,783,130)(5)		99.6%	449,195,975
Other assets less liabilities		0.4	1,926,144

NET ASSETS -		100.0%	$451,122,119

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $14,490,301 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2013.
(3)	At February 28, 2013, the Fund had loaned securities with a total value of 18,529,662. This was secured by collateral of $19,136,220, which was received in cash and subsequently invested in short-term investments currently valued at $19,136,220 as reported in the portfolio of investments.
(4)	Denominated in United States dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CVA—Certification Van Aandelen (Dutch Cert.)

EUR—Euro Dollar

IDR—Indonesian Rupiah

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Barclays Investments, Inc.	CLP	200,300,000	USD	422,797	03/01/2013	$–	$(670)
	EUR	271,769	USD	360,502	03/07/2013	5,686	–
	EUR	437,439	USD	575,189	03/11/2013	4,062	–
	EUR	130,161	USD	170,823	03/15/2013	878	–
	EUR	72,605	USD	96,376	03/21/2013	1,575	–
	EUR	188,102	USD	251,069	04/05/2013	5,436	–
	EUR	345,709	USD	450,186	04/25/2013	–	(1,327)
	EUR	154,000	USD	188,696	07/16/2013	–	(12,575)
	EUR	181,000	USD	223,535	07/19/2013	–	(13,030)
	EUR	906,864	USD	1,204,460	08/05/2013	19,022	–
	EUR	214,240	USD	268,271	08/23/2013	–	(11,824)
	EUR	907,853	NOK	6,799,000	08/26/2013	–	(10,498)
	EUR	290,394	USD	363,817	08/26/2013	–	(15,851)
	EUR	2,142,816	USD	2,719,702	09/10/2013	–	(82,253)
	EUR	80,778	USD	103,693	09/12/2013	–	(1,935)
	EUR	230,698	USD	298,673	09/16/2013	–	(3,006)
	EUR	54,521	USD	71,821	09/19/2013	523	–
	EUR	131,194	USD	170,523	09/24/2013	–	(1,049)
	EUR	45,404	USD	59,226	10/25/2013	–	(170)
	EUR	3,039,000	USD	4,105,993	02/11/2014	126,088	–
	JPY	22,560,000	USD	243,697	02/25/2014	–	(671)
	JPY	45,070,000	USD	487,325	02/27/2014	–	(885)
	USD	402,320	CLP	200,300,000	03/01/2013	21,148	–
	USD	1,065,055	SGD	1,318,751	08/13/2013	–	(63)
	USD	392,046	SGD	485,000	08/19/2013	–	(368)
	USD	156,934	CLP	77,400,000	02/11/2014	–	(330)
	USD	404,442	CLP	200,300,000	03/05/2014	–	(249)

						184,418	(156,754)

Citibank N.A.	EUR	795,744	USD	1,046,555	03/08/2013	7,642	–
	EUR	89,576	USD	117,625	03/19/2013	666	–
	EUR	157,344	USD	207,593	03/26/2013	2,141	–
	EUR	134,537	USD	174,642	07/26/2013	–	(1,207)
	EUR	97,289	USD	121,434	08/08/2013	–	(5,744)
	EUR	27,522	USD	34,395	08/09/2013	–	(1,583)
	EUR	1,203,000	USD	1,578,035	01/10/2014	3,105	–
	EUR	375,660	USD	499,628	01/14/2014	7,805	–
	EUR	2,172,000	USD	2,941,257	02/10/2014	96,814	–
	JPY	80,345,200	USD	1,014,003	08/13/2013	146,011	–
	JPY	80,713,200	USD	1,014,001	11/12/2013	141,096	–
	JPY	80,524,000	USD	1,014,003	11/13/2013	143,133	–
	JPY	90,060,000	USD	974,596	02/13/2014	–	(742)
	JPY	44,980,000	USD	487,332	02/19/2014	158	–
	USD	315,927	CLP	159,543,000	04/29/2013	18,575	–
	USD	150,005	CLP	79,240,000	05/31/2013	15,348	–
	USD	665,738	CLP	327,410,000	02/20/2014	–	(4,010)

						582,494	(13,286)

Credit Suisse AG	USD	494,357	SGD	622,000	03/26/2013	7,901	–

Deutsche Bank AG	CLP	52,350,000	USD	105,972	03/01/2013	–	(4,705)
	CLP	171,950,000	USD	363,339	03/04/2013	–	(192)
	CLP	372,560,000	USD	752,646	03/18/2013	–	(33,356)
	EUR	3,191,817	USD	4,297,782	03/01/2013	130,707	–
	EUR	1,270,000	USD	1,671,688	03/08/2013	13,593	–
	EUR	234,000	USD	308,669	03/26/2013	3,123	–
	EUR	36,531	USD	48,813	03/28/2013	1,111	–
	EUR	119,927	USD	159,913	04/02/2013	3,310	–
	EUR	511,000	USD	682,522	04/04/2013	15,238	–
	EUR	133,071	USD	174,544	04/11/2013	765	–
	EUR	68,000	USD	86,071	05/29/2013	–	(2,765)
	EUR	375,671	MYR	1,491,000	07/18/2013	–	(12,853)
	EUR	425,107	MYR	1,683,000	07/22/2013	–	(16,049)
	EUR	133,000	USD	163,917	07/22/2013	–	(9,917)
	EUR	120,000	USD	147,701	07/23/2013	–	(9,143)
	EUR	552,097	MYR	2,164,000	07/25/2013	–	(27,967)
	EUR	805,343	SEK	6,934,000	07/29/2013	16,167	–
	EUR	686,000	USD	852,835	07/31/2013	–	(43,853)
	EUR	80,784	USD	101,534	08/28/2013	–	(4,087)
	EUR	2,772,183	SEK	23,782,000	09/24/2013	36,210	–
	EUR	137,755	USD	176,979	11/19/2013	–	(3,269)
	EUR	122,735	USD	159,611	11/29/2013	–	(1,000)
	EUR	1,428,000	USD	1,916,276	02/11/2014	46,153	–
	JPY	70,835,000	USD	894,630	11/13/2013	128,547	–
	JPY	691,920,000	USD	8,742,324	11/15/2013	1,259,001	–
	JPY	686,286,000	USD	8,467,806	11/19/2013	1,045,048	–
	JPY	58,120,000	USD	655,624	01/17/2014	26,457	–
	MYR	206,200	USD	65,732	06/21/2013	–	(506)
	MYR	912,824	USD	290,616	07/12/2013	–	(2,223)
	USD	104,376	CLP	52,350,000	03/01/2013	6,300	–
	USD	4,203,304	EUR	3,191,817	03/01/2013	–	(36,229)
	USD	343,488	CLP	171,950,000	03/04/2013	20,043	–
	USD	345,802	CLP	171,950,000	03/06/2013	17,620	–
	USD	198,215	INR	11,044,000	03/06/2013	4,693	–
	USD	382,763	CLP	190,310,000	03/07/2013	19,402	–
	USD	388,169	INR	21,477,000	03/07/2013	6,335	–
	USD	376,813	CLP	189,160,000	03/08/2013	22,863	–
	USD	105,059	INR	5,815,000	03/11/2013	1,662	–
	USD	361,217	CLP	184,040,000	03/13/2013	27,349	–
	USD	736,867	CLP	372,560,000	03/18/2013	49,135	–
	USD	263,717	INR	14,554,000	03/18/2013	2,982	–
	USD	598,673	SGD	758,100	03/19/2013	13,485	–
	USD	238,329	INR	13,258,000	03/20/2013	4,515	–
	USD	650,773	SGD	816,200	03/21/2013	8,300	–
	USD	354,583	CLP	179,490,000	03/29/2013	23,470	–
	USD	375,320	CLP	190,700,000	04/03/2013	26,045	–
	USD	331,096	PHP	13,760,000	04/05/2013	7,277	–
	USD	544,600	PHP	22,596,000	04/10/2013	11,054	–
	USD	575,638	INR	31,543,000	04/12/2013	–	(747)
	USD	932,324	INR	51,060,000	04/15/2013	–	(2,330)
	USD	194,377	INR	10,622,000	04/22/2013	–	(1,203)
	USD	383,868	INR	21,520,000	04/26/2013	7,159	–
	USD	425,422	INR	23,193,000	04/29/2013	–	(4,269)
	USD	308,657	INR	16,813,000	04/30/2013	–	(3,422)
	USD	282,114	INR	15,617,000	05/28/2013	–	(187)
	USD	85,866	EUR	68,000	05/29/2013	2,970	–
	USD	64,385	MYR	206,200	06/21/2013	1,852	–
	USD	282,346	MYR	912,824	07/12/2013	10,493	–
	USD	1,095,738	MYR	3,540,000	07/15/2013	39,699	–
	USD	502,745	MYR	1,621,000	07/18/2013	17,084	–
	USD	798,763	MYR	2,557,000	07/22/2013	21,020	–
	USD	966,068	MYR	3,109,000	07/25/2013	30,500	–
	USD	504,609	SGD	624,000	08/07/2013	–	(687)
	USD	1,004,204	SGD	1,242,000	08/12/2013	–	(1,196)
	USD	588,807	SGD	727,000	08/19/2013	–	(1,693)
	USD	380,161	SGD	471,000	08/26/2013	216	–
	USD	452,610	PHP	18,920,000	09/24/2013	12,447	–
	USD	550,766	PHP	23,022,000	10/04/2013	15,042	–
	USD	125,941	MYR	394,093	10/16/2013	–	(206)
	USD	129,364	PHP	5,384,000	10/16/2013	2,936	–
	USD	406,064	MYR	1,259,000	10/23/2013	–	(4,523)
	USD	260,000	MYR	810,160	11/19/2013	–	(1,959)
	USD	337,310	MYR	1,043,400	01/08/2014	–	(5,854)
	USD	129,602	CLP	63,890,000	02/14/2014	–	(380)
	USD	275,131	CLP	136,080,000	02/25/2014	–	(267)
	USD	315,980	CLP	156,410,000	02/26/2014	–	(89)
	USD	483,846	CLP	239,310,000	02/27/2014	–	(586)
	USD	237,941	SGD	294,500	02/28/2014	–	(49)
	USD	347,409	CLP	171,950,000	03/03/2014	–	(344)

						3,159,378	(238,105)

Goldman Sachs International	EUR	849,000	USD	1,136,471	02/21/2014	24,496	–
	JPY	45,170,000	USD	487,289	02/19/2014	–	(1,942)

						24,496	(1,942)

HSBC Bank PLC	EUR	686,000	USD	848,822	08/02/2013	–	(47,882)
	EUR	1,801,000	USD	2,341,300	10/17/2013	–	(14,522)
	EUR	372,921	USD	490,504	12/09/2013	2,451	–
	EUR	1,585,000	USD	2,143,475	02/10/2014	67,765	–
	INR	33,693,000	USD	626,573	03/04/2013	7,273	–
	JPY	67,990,000	USD	730,981	02/12/2014	–	(5,331)
	USD	608,985	INR	33,693,000	03/04/2013	10,315	–
	USD	1,107,276	MXN	14,850,450	03/08/2013	55,665	–
	USD	103,793	INR	5,733,000	03/11/2013	1,423	–
	USD	262,680	INR	14,470,000	03/13/2013	2,767	–
	USD	849,742	SGD	1,053,000	03/14/2013	547	–
	USD	686,081	SGD	867,000	03/19/2013	14,014	–
	USD	519,770	SGD	652,000	03/21/2013	6,713	–
	USD	184,724	INR	10,230,000	03/28/2013	2,332	–
	USD	271,515	PHP	11,279,000	04/11/2013	5,845	–
	USD	216,428	PHP	8,977,000	04/15/2013	4,322	–
	USD	149,363	INR	8,148,000	04/29/2013	–	(1,407)
	USD	222,771	INR	12,138,000	04/30/2013	–	(2,409)
	USD	325,600	INR	18,021,000	05/28/2013	–	(274)
	USD	616,258	INR	33,693,000	06/04/2013	–	(8,849)
	USD	275,713	MYR	883,000	07/31/2013	7,219	–
	USD	1,950,294	KRW	2,228,406,400	08/09/2013	90,736	–
	USD	571,483	MYR	1,800,000	08/12/2013	4,842	–
	USD	291,947	SGD	363,500	08/15/2013	1,608	–
	USD	291,968	SGD	363,500	08/19/2013	1,589	–
	USD	90,610	PHP	3,800,000	09/30/2013	2,787	–
	USD	74,321	PHP	3,100,000	10/03/2013	1,868	–
	USD	442,705	PHP	18,467,000	10/04/2013	11,155	–
	USD	662,002	PHP	27,532,000	10/07/2013	14,620	–
	USD	382,089	PHP	15,880,000	10/11/2013	8,154	–
	USD	545,419	MYR	1,680,000	10/22/2013	–	(9,580)
	USD	271,000	MYR	840,371	10/24/2013	–	(2,989)
	USD	154,747	MYR	483,000	11/20/2013	–	(916)
	USD	504,405	SGD	624,000	02/07/2014	–	(363)

						326,010	(94,522)

JPMorgan Chase & Co.	EUR	729,000	USD	957,141	04/12/2013	5,125	–
	EUR	551,773	MYR	2,164,000	07/29/2013	–	(27,744)
	EUR	686,000	USD	851,738	07/31/2013	–	(44,951)
	EUR	112,835	USD	142,141	08/29/2013	–	(5,386)
	EUR	548,072	USD	717,563	01/14/2014	14	–
	EUR	375,660	USD	500,511	01/22/2014	8,646	–
	EUR	2,128,000	USD	2,844,030	02/19/2014	56,945	–
	JPY	99,670,000	USD	1,132,363	10/18/2013	54,777	–
	JPY	56,320,000	USD	714,494	11/13/2013	105,392	–
	JPY	105,540,000	USD	1,191,958	01/17/2014	49,456	–
	JPY	67,952,000	USD	730,957	02/12/2014	–	(4,943)
	JPY	45,100,000	USD	487,320	02/13/2014	–	(1,107)
	JPY	45,120,000	USD	487,299	02/18/2014	–	(1,383)
	MYR	740,795	USD	237,587	04/19/2013	–	(1,371)
	MYR	2,123,000	USD	680,735	04/23/2013	–	(3,903)
	MYR	5,625,000	USD	1,797,004	06/28/2013	–	(9,117)
	USD	90,105	SGD	110,000	03/19/2013	–	(1,281)
	USD	141,483	CLP	70,600,000	03/21/2013	7,397	–
	USD	175,246	PHP	7,272,000	04/10/2013	3,579	–
	USD	302,698	PHP	12,598,000	04/12/2013	7,096	–
	USD	293,255	INR	16,267,000	04/15/2013	3,028	–
	USD	237,938	MYR	740,795	04/19/2013	1,021	–
	USD	91,815	INR	5,104,000	04/22/2013	1,007	–
	USD	681,278	MYR	2,123,000	04/23/2013	3,359	–
	USD	195,456	CLP	98,979,000	04/29/2013	12,065	–
	USD	328,375	INR	18,302,000	04/29/2013	3,963	–
	USD	273,014	INR	15,247,000	04/30/2013	3,790	–
	USD	213,316	INR	11,460,000	05/06/2013	–	(5,534)
	USD	1,737,023	MYR	5,625,000	06/28/2013	69,099	–
	USD	1,011,730	MYR	3,269,000	07/29/2013	35,862	–
	USD	1,467,735	SGD	1,831,000	07/31/2013	10,906	–
	USD	63,532	MYR	200,000	08/27/2013	443	–
	USD	86,658	SGD	106,000	09/19/2013	–	(1,050)
	USD	217,159	PHP	9,021,000	10/11/2013	4,527	–
	USD	294,866	MYR	916,000	10/18/2013	–	(2,647)
	USD	269,031	MYR	833,000	10/31/2013	–	(3,463)
	USD	783,872	MYR	2,432,356	12/17/2013	–	(10,272)
	USD	68,437	MYR	210,000	01/16/2014	–	(1,756)
	USD	196,687	CLP	96,770,000	01/30/2014	–	(606)
	USD	432,067	MYR	1,342,000	01/30/2014	–	(6,259)
	USD	302,049	MYR	951,000	02/04/2014	–	(384)
	USD	142,276	CLP	70,000,000	02/21/2014	–	(817)
	USD	240,795	CLP	118,700,000	02/24/2014	–	(1,007)
	USD	65,097	CLP	32,200,000	02/28/2014	–	(80)

						447,497	(135,061)

Morgan Stanley and Co., Inc.	EUR	147,275	SEK	1,283,353	07/16/2013	5,391	–
	EUR	126,818	SEK	1,094,428	07/22/2013	2,969	–
	USD	149,169	CLP	76,300,000	03/11/2013	11,972	–
	USD	491,146	SGD	621,300	03/26/2013	10,547	–
	USD	343,696	CLP	174,340,000	04/15/2013	22,584	–
	USD	308,228	CLP	156,210,000	04/19/2013	19,769	–
	USD	152,401	CLP	77,900,000	05/13/2013	10,588	–
	USD	536,310	CLP	280,490,000	05/22/2013	49,777	–
	USD	269,813	CLP	130,090,000	08/01/2013	–	(421)
	USD	1,179,815	SGD	1,467,690	08/01/2013	5,434	–
	USD	134,214	CLP	65,020,000	08/22/2013	87	–
	USD	310,271	CLP	152,700,000	01/13/2014	–	(221)
	USD	347,163	CLP	171,620,000	02/14/2014	–	(49)
	USD	170,648	CLP	84,360,000	02/24/2014	–	(231)
	USD	326,291	CLP	161,400,000	02/26/2014	–	(323)

						139,118	(1,245)

UBS AG	EUR	1,065,710	SEK	9,282,820	07/16/2013	38,432	–
	EUR	685,000	USD	843,098	08/01/2013	–	(52,291)
	EUR	1,062,010	SEK	9,000,000	08/26/2013	–	(1,989)
	EUR	1,333,312	USD	1,668,240	08/26/2013	–	(74,966)
	EUR	214,699	USD	277,778	09/17/2013	–	(2,982)
	EUR	751,794	NOK	5,605,000	11/08/2013	–	(16,408)
	EUR	701,089	USD	897,464	11/20/2013	–	(19,901)
	EUR	195,111	USD	256,136	12/09/2013	789	–
	EUR	3,447,257	USD	4,514,634	01/13/2014	1,449	–
	EUR	664,629	USD	885,399	01/27/2014	15,131	–
	EUR	177,000	USD	240,039	02/03/2014	8,257	–
	EUR	1,629,000	USD	2,205,536	02/10/2014	72,203	–
	EUR	1,210,000	USD	1,622,973	02/13/2014	38,312	–

						174,573	(168,537)

Net Unrealized Appreciation/(Depreciation)						$5,045,885	$(809,452)

Currency Legend

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Industry Allocation*
Sovereign	28.7%
Medical-Drugs	8.0
Diversified Banking Institutions	6.7
Oil Companies-Integrated	4.5
Registered Investment Companies	4.2
U.S. Government Agencies	2.8
Telecom Services	2.4
Foreign Government Treasuries	1.9
Medical-Biomedical/Gene	1.7
Auto-Cars/Light Trucks	1.6
Cable/Satellite TV	1.6
Banks-Commercial	1.5
Internet Security	1.4
Transport-Services	1.3
Insurance-Reinsurance	1.2
Building Products-Cement	1.2
Electronic Components-Semiconductors	1.2
Insurance-Life/Health	1.2
Retail-Drug Store	1.1
Applications Software	1.1
Cellular Telecom	1.0
Networking Products	1.0
Oil-Field Services	1.0
Oil Companies-Exploration & Production	1.0
Insurance-Multi-line	0.9
Chemicals-Diversified	0.8
Retail-Discount	0.8
Steel-Producers	0.8
Retail-Building Products	0.7
Telephone-Integrated	0.7
Multimedia	0.7
Semiconductor Equipment	0.7
Finance-Credit Card	0.7
Food-Retail	0.7
Central Bank	0.6
Electronic Components-Misc.	0.6
Semiconductor Components-Integrated Circuits	0.6
Medical Instruments	0.6
Banks-Fiduciary	0.6
Retail-Major Department Stores	0.6
Diversified Manufacturing Operations	0.6
Medical-Generic Drugs	0.6
Import/Export	0.5
Containers-Metal/Glass	0.5
Airlines	0.5
Security Services	0.5
Retail-Regional Department Stores	0.5
Building & Construction Products-Misc.	0.5
Aerospace/Defense	0.4
Rubber-Tires	0.4
Consulting Services	0.4
Therapeutics	0.4
Enterprise Software/Service	0.3
Engineering/R&D Services	0.3
Publishing-Books	0.3
Insurance-Property/Casualty	0.3
Diversified Financial Services	0.3
Photo Equipment & Supplies	0.3
Steel-Specialty	0.3
Metal-Iron	0.3
Machinery-General Industrial	0.3
Medical Labs & Testing Services	0.3
Computers-Integrated Systems	0.2
Chemicals-Specialty	0.2

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$25,763,419	$—	$—	$25,763,419
United Kingdom	38,946,043	—	—	38,946,043
United States	98,164,736	—	—	98,164,736
Other Countries*	111,345,356	—	—	111,345,356
Preferred Stock	2,730,670	—	—	2,730,670
Foreign Government Agencies	—	132,064,269	—	132,064,269
Foreign Government Treasuries	—	4,096,197	—	4,096,197
Short-Term Investment Securities:
Foreign Government Treasuries	—	4,274,065	—	4,274,065
Registered Investment Companies	19,136,220	—	—	19,136,220
U.S. Government Agencies	—	12,675,000	—	12,675,000
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	5,045,885	—	5,045,885

Total	$296,086,444	$158,155,416	$—	$454,241,860

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$809,452	$—	$809,452

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 1.0%
Diversified Financial Services - 1.0%

Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.97% due 08/15/2045(1)	$993,232	$127,141
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	370,497	404,217
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	226,879
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)	353,932	356,144
WF-RBS Commercial Mtg. Trust Series 2001-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	350,104

Total Asset Backed Securities
(cost $1,400,323)		1,464,485

U.S. CORPORATE BONDS & NOTES - 1.9%
Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	227,106

Banks-Super Regional - 0.2%

Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	241,260

Cable/Satellite TV - 0.2%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	240,689

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	269,957

Computers - 0.1%

Hewlett-Packard Co. Senior Notes 6.13% due 03/01/2014	200,000	210,085

Diversified Banking Institutions - 0.4%

Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	180,268
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	233,923
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	212,332

		626,523

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	265,458

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	236,700

Real Estate Investment Trusts - 0.1%

CommonWealth REIT Senior Notes 5.75% due 11/01/2015	200,000	217,121

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023*	89,000	88,656
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	23,151

		111,807

Total U.S. Corporate Bonds & Notes
(cost $2,477,666)		2,646,706

FOREIGN CORPORATE BONDS & NOTES - 9.6%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	263,025

Investment Companies - 9.2%

Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	12,000,000	13,119,888

Multimedia - 0.2%

Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	248,037

Telephone-Integrated - 0.0%

Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	60,000	60,286

Total Foreign Corporate Bonds & Notes
(cost $13,453,419)		13,691,236

U.S. GOVERNMENT AGENCIES - 51.2%
Federal Farm Credit Bank - 3.5%

3.35% due 10/21/2025	1,500,000	1,640,803
4.88% due 12/16/2015	2,000,000	2,242,636
4.88% due 01/17/2017#	1,000,000	1,163,738

		5,047,177

Federal Home Loan Bank - 1.9%

4.75% due 09/11/2015	1,000,000	1,109,242
4.88% due 11/27/2013	1,000,000	1,034,573
5.38% due 06/14/2013#	500,000	507,469

		2,651,284

Federal Home Loan Mtg. Corp. - 17.2%

4.50% due 09/01/2019	177,507	189,406
4.50% due 09/01/2039	2,146,599	2,295,052
4.50% due 11/01/2039	984,914	1,053,028
4.50% due 02/01/2040	1,424,173	1,528,005
4.50% due 04/01/2040	127,040	136,303
4.50% due 06/01/2040	413,121	443,240
4.50% due 08/01/2040	1,369,317	1,469,152
4.50% due 03/01/2041	3,724,604	3,982,297

4.50% due 04/01/2041	530,653	570,502
4.50% due 06/01/2041	1,126,841	1,211,461
4.75% due 11/17/2015	3,000,000	3,351,267
5.00% due 12/14/2018	1,000,000	1,188,066
5.00% due 10/01/2034	104,550	112,994
5.50% due 12/01/2036	75,160	81,758
6.00% due 11/01/2033	209,990	234,790
6.50% due 02/01/2032	98,776	114,497
7.50% due 09/01/2016	7,654	7,678
8.00% due 02/01/2030	4,004	4,218
8.00% due 08/01/2030	684	846
8.00% due 06/01/2031	3,452	4,271
Federal Home Loan Mtg. Corp. FRS 2.75% due 12/01/2035	34,137	36,525
Federal Home Loan Mtg. Corp. REMIC Series 3981, Class PA 3.00% due 04/15/2031	847,029	879,170
Series 4057, Class WY 3.50% due 06/15/2027	1,000,000	1,061,759
Series 3813, Class D 4.00% due 02/15/2026	1,000,000	1,105,237
Series 3917, Class B 4.50% due 08/15/2026	465,000	534,356
Series 3927, Class AY 4.50% due 09/15/2026	1,494,968	1,724,586
Series 3786, Class PB 4.50% due 07/15/2040	1,000,000	1,149,614

		24,470,078

Federal National Mtg. Assoc. - 21.2%

zero coupon due 10/09/2019	1,250,000	1,100,740
4.00% due 09/01/2040	337,100	359,674
4.00% due 10/01/2040	312,930	333,885
4.00% due 12/01/2040	345,178	368,293
4.00% due 01/01/2041	845,652	902,281
4.00% due 02/01/2041	3,862,579	4,122,294
4.00% due 03/01/2041	4,993,730	5,329,692
4.00% due 06/01/2042	2,641,974	2,915,490
5.00% due 02/01/2019	227,515	246,604
5.00% due 12/01/2036	154,995	167,827
5.50% due 12/01/2033	137,427	151,167
5.50% due 10/01/2034	244,291	269,249
6.00% due 06/01/2035	62,035	68,577
6.00% due 08/25/2037 STRIPS	1,208,713	173,469
6.50% due 02/01/2017	16,123	17,451
6.50% due 07/01/2032	20,381	22,925
7.00% due 09/01/2031	42,410	50,594
11.50% due 09/01/2019	30	30
12.00% due 01/15/2016	25	25
12.50% due 09/20/2015	12	12
13.00% due 11/15/2015	11	11
Federal National Mtg. Assoc. FRS 2.00% due 01/01/2036	20,656	21,900
2.23% due 02/01/2035	12,170	12,846
2.26% due 11/01/2034	35,288	36,926
Federal National Mtg. Assoc. REMIC Series 2002-34, Class AO zero coupon due 05/18/2032	912,496	803,744
Series 2011-126, Class EC 2.00% due 04/25/2040	1,366,215	1,363,548
Series 2012-93, Class ME 2.50% due 01/25/2042	1,956,997	2,004,472
Series 2011-145, Class PB 3.50% due 01/25/2032	2,500,000	2,632,427
Series 2012-50, Class VB 4.00% due 01/25/2029	1,355,000	1,553,444
Series 2012-47, Class VB 4.00% due 04/25/2031	2,000,000	2,236,202
Series 2004-90, Class GC 4.35% due 11/25/2034	1,000,000	1,124,159
Series 2010-117, Class DY 4.50% due 10/25/2025	974,930	1,115,107
Series 2010-34, Class MB 4.50% due 12/25/2040	250,000	289,848
Series 2007-116, Class PB 5.50% due 08/25/2035	261,565	296,154
Federal National Mtg. Assoc. REMIC FRS Series 2010-28, Class SA 6.35% due 10/25/2027	2,001,489	117,362

		30,208,429

Government National Mtg. Assoc. - 7.4%

4.50% due 02/20/2038	1,000,000	1,143,490
4.50% due 03/15/2038	212,206	231,880
4.50% due 03/15/2039	36,114	39,620
4.50% due 05/15/2039	896,163	983,169
4.50% due 06/15/2039	868,543	953,105
4.50% due 07/15/2039	955,828	1,048,342
4.50% due 09/15/2039	17,935	19,676
4.50% due 12/15/2039	274,909	301,599
4.50% due 04/15/2040	365,506	401,905
4.50% due 06/15/2040	1,380,484	1,515,086
4.50% due 08/15/2040	205,564	226,036
5.00% due 09/15/2035	6,582	7,218
5.00% due 02/15/2036	269,166	294,499
5.00% due 05/15/2036	16,230	17,732
6.00% due 01/15/2032	37,614	43,077
6.50% due 08/15/2031	68,453	80,991
7.50% due 02/15/2029	7,074	7,494
7.50% due 07/15/2030	466	569
7.50% due 01/15/2031	6,572	8,040
7.50% due 02/15/2031	1,676	1,696
Government National Mtg. Assoc. REMIC
Series 2004-18, Class Z
4.50% due 03/16/2034	746,285	836,227
Series 2005-21, Class Z
5.00% due 03/20/2035	1,039,080	1,207,783
Series 2009-91, Class PR
5.00% due 09/20/2038	1,000,000	1,146,103

		10,515,337

Total U.S. Government Agencies
(cost $69,410,180)		72,892,305

U.S. GOVERNMENT TREASURIES - 33.9%
United States Treasury Bonds - 10.0%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,565,671
2.00% due 01/15/2026 TIPS(2)	2,290,702	2,974,513
3.75% due 08/15/2041	6,000,000	6,819,372
3.88% due 08/15/2040	2,500,000	2,907,813

		14,267,369

United States Treasury Notes - 23.9%

0.25% due 05/15/2015	2,000,000	1,999,218
0.63% due 05/31/2017	1,000,000	1,000,781
1.63% due 08/15/2022	7,000,000	6,886,250
1.63% due 11/15/2022	11,000,000	10,771,409
1.75% due 05/15/2022	2,000,000	1,998,124
2.00% due 02/15/2022	5,000,000	5,123,830
2.63% due 08/15/2020	3,250,000	3,544,531
4.00% due 02/15/2015	1,000,000	1,073,242
4.25% due 08/15/2013	500,000	509,492
4.25% due 08/15/2015	1,000,000	1,096,641

		34,003,518

Total U.S. Government Treasuries
(cost $46,608,251)		48,270,887

Total Long-Term Investment Securities
(cost $133,349,839)		138,965,619

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Prime Portfolio(3) (cost $319,744)	319,744	319,744

REPURCHASE AGREEMENTS - 2.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/2013, to be repurchased 03/01/2013 in the amount of $2,606,001 and collateralized by $2,710,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $2,659,312	2,606,000	2,606,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	256,000	256,000

Total Repurchase Agreements
(cost $2,862,000)		2,862,000

TOTAL INVESTMENTS
(cost $136,531,583)(5)	99.8%	142,147,363
Other assets less liabilities	0.2	333,574

NET ASSETS	100.0%	$142,480,937

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $14,808,913 representing 10.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Principal amount of security is adjusted for inflation.
(3)	At February 28, 2013, the Fund had loaned securities with a total value of $313,288. This was secured by collateral of $319,744, which was received in cash and subsequently invested in short-term investments currently valued at $319,744 as reported in the portfolio of investments.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.
REMIC-	Real Estate Mortgage Investment Conduit
STRIPS-	Separate Trading of Registered Interest and Principal Securities
TIPS-	Treasury Inflation Protected Security
FRS-	Floating Rate Security
VRS-	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities:
Diversified Financial Services	$—	$1,464,485	$—	$1,464,485
U.S. Corporate Bonds & Notes	—	2,646,706	—	2,646,706
Foreign Corporate Bonds & Notes:
Investment Companies	—	13,119,888	—	13,119,888
Other Industries*	—	571,348	—	571,348
U.S. Government Agencies:
Federal Home Loan Mtg Corp.	—	24,470,078	—	24,470,078
Federal National Mtg. Assoc.	—	30,208,429	—	30,208,429
Government National Mtg. Assoc.	—	10,515,337	—	10,515,337
Other U.S. Government Agencies*	—	7,698,461		7,698,461
U.S. Government Treasuries:
United States Treasury Bonds	—	14,267,369	—	14,267,369
United States Treasury Notes	—	34,003,518	—	34,003,518
Short-Term Investment Securities:
Registered Investment Companies	319,744	—	—	319,744
Repurchase Agreements	—	2,862,000	—	2,862,000

Total	$319,744	$141,827,619	$—	$142,147,363

*	Sum of all other industries or other government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.8%
Aerospace/Defense - 0.5%

Boeing Co.	31,567	$2,427,502
Rockwell Collins, Inc.#	23,059	1,386,077

		3,813,579

Aerospace/Defense-Equipment - 1.3%

B/E Aerospace, Inc.†	15,519	816,455
United Technologies Corp.	105,011	9,508,746

		10,325,201

Agricultural Chemicals - 2.4%

Agrium, Inc.	28,202	2,917,497
CF Industries Holdings, Inc.	6,670	1,339,536
Monsanto Co.	134,077	13,545,799
Syngenta AG	2,918	1,239,364

		19,042,196

Airlines - 0.3%

Alaska Air Group, Inc.†#	41,058	2,116,540
Delta Air Lines, Inc.†	44,876	640,380

		2,756,920

Alternative Waste Technology - 0.1%

Darling International, Inc.†	53,880	899,257

Apparel Manufacturers - 0.4%

Hanesbrands, Inc.†	36,043	1,428,744
Michael Kors Holdings, Ltd.†	16,463	975,927
Prada SpA#	53,800	533,103

		2,937,774

Applications Software - 2.7%

Intuit, Inc.	24,580	1,584,918
Microsoft Corp.	572,928	15,927,398
NetSuite, Inc.†#	20,497	1,430,486
Salesforce.com, Inc.†#	18,441	3,120,586

		22,063,388

Auto-Cars/Light Trucks - 0.3%

Tata Motors, Ltd. ADR	17,310	469,793
Toyota Motor Corp.	30,800	1,583,364

		2,053,157

Auto/Truck Parts & Equipment-Original - 0.2%

BorgWarner, Inc.†	10,393	773,343
Gentherm, Inc.†	38,976	600,230
WABCO Holdings, Inc.†	5,697	391,498

		1,765,071

Banks-Commercial - 0.8%

Bank Mandiri Persero Tbk PT	404,715	420,902
Bank of Nova Scotia#	14,658	873,155
CIT Group, Inc.†	37,318	1,562,131
Credicorp, Ltd.	3,687	552,976
Erste Group Bank AG†	14,676	472,779
Sberbank of Russia ADR#	54,245	748,039
Standard Chartered PLC	37,159	1,012,442
Turkiye Garanti Bankasi AS	140,473	671,578

		6,314,002

Banks-Super Regional - 1.0%

SunTrust Banks, Inc.	144,390	3,983,720
Wells Fargo & Co.	120,664	4,232,893

		8,216,613

Batteries/Battery Systems - 0.0%

EnerSys, Inc.†#	8,187	334,685

Beverages-Non-alcoholic - 3.5%

Coca-Cola Co.	398,091	15,414,084
Monster Beverage Corp.†	33,325	1,680,580
PepsiCo, Inc.	143,146	10,846,172

		27,940,836

Beverages-Wine/Spirits - 0.6%

Beam, Inc.	35,527	2,168,213
Brown-Forman Corp., Class B	22,443	1,472,710
Pernod-Ricard SA	6,476	840,316

		4,481,239

Broadcast Services/Program - 0.4%

Scripps Networks Interactive, Inc., Class A#	50,920	3,210,506

Building & Construction Products-Misc. - 0.1%

Fortune Brands Home & Security, Inc.†	16,062	554,942

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.	15,900	589,238

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	287,460	11,438,033
DIRECTV†	16,833	810,846
Kabel Deutschland Holding AG	5,969	517,677
Liberty Global, Inc., Class A†#	22,169	1,527,223
Time Warner Cable, Inc.	19,529	1,687,110

		15,980,889

Casino Hotels - 0.1%

Sands China, Ltd.	104,400	495,374

Casino Services - 0.1%

Bally Technologies, Inc.†#	20,036	956,719

Chemicals-Diversified - 0.5%

Croda International PLC	11,819	464,746
Huntsman Corp.	80,942	1,394,631
LyondellBasell Industries NV, Class A	19,259	1,128,963
PPG Industries, Inc.	6,384	859,669

		3,848,009

Chemicals-Specialty - 0.4%

NewMarket Corp.#	5,197	1,307,929
WR Grace & Co.†	24,346	1,742,687

		3,050,616

Coatings/Paint - 0.2%

Sherwin-Williams Co.	9,742	1,574,210

Commercial Services-Finance - 1.8%

Alliance Data Systems Corp.†#	6,506	1,032,437
Equifax, Inc.	9,968	549,436
Mastercard, Inc., Class A	23,688	12,266,120
Moody’s Corp.	13,434	645,638
Total System Services, Inc.	2,468	58,640

		14,552,271

Computer Services - 2.2%

Accenture PLC, Class A	32,166	2,391,864
International Business Machines Corp.	77,346	15,533,397

		17,925,261

Computers - 5.1%

Apple, Inc.	90,324	39,869,014
Research In Motion, Ltd.†#	99,053	1,322,357

		41,191,371

Computers-Integrated Systems - 0.5%

Jack Henry & Associates, Inc.	7,539	329,605
Riverbed Technology, Inc.†#	179,443	2,741,889
Teradata Corp.†	11,160	647,950

		3,719,444

Computers-Memory Devices - 2.0%

EMC Corp.†	437,199	10,059,949
NetApp, Inc.†#	177,312	5,998,465
Western Digital Corp.	1,123	52,961

		16,111,375

Consulting Services - 0.1%

SAIC, Inc.#	28,160	332,851
Verisk Analytics, Inc., Class A†#	10,165	594,856

		927,707

Containers-Metal/Glass - 0.2%

Owens-Illinois, Inc.†	62,535	1,594,642

Cosmetics & Toiletries - 1.3%

Colgate-Palmolive Co.#	48,640	5,565,875
Estee Lauder Cos., Inc., Class A	63,776	4,088,042
L’Oreal SA	1,296	193,818
Unicharm Corp.#	14,300	828,471

		10,676,206

Data Processing/Management - 0.3%

CommVault Systems, Inc.†#	18,431	1,362,973
Dun & Bradstreet Corp.#	16,572	1,335,703

		2,698,676

Decision Support Software - 0.0%

MSCI, Inc.†#	2,137	70,799

Dental Supplies & Equipment - 0.2%

DENTSPLY International, Inc.#	29,337	1,215,139

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†#	17,593	1,620,667

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA	7,139	489,596

Distribution/Wholesale - 0.2%

LKQ Corp.†	81,815	1,733,660

Diversified Banking Institutions - 0.1%

Lloyds Banking Group PLC†	710,600	587,195
UBS AG	34,871	551,731

		1,138,926

Diversified Manufacturing Operations - 2.1%

3M Co.	1,295	134,680
Danaher Corp.	107,475	6,620,460
Ingersoll-Rand PLC	21,081	1,109,915
Parker Hannifin Corp.	49,218	4,650,116
Textron, Inc.#	162,359	4,684,057

		17,199,228

Diversified Minerals - 0.2%

BHP Billiton, Ltd.	40,184	1,521,574

Drug Delivery Systems - 0.0%

BioDelivery Sciences International, Inc.†#	8,939	33,700

E-Commerce/Products - 2.5%

Amazon.com, Inc.†	34,449	9,103,837
eBay, Inc.†	201,260	11,004,897

		20,108,734

E-Commerce/Services - 1.1%

Expedia, Inc.	96,660	6,170,775
priceline.com, Inc.†	2,380	1,636,440
Rakuten, Inc.#	130,500	1,127,743

		8,934,958

E-Marketing/Info - 0.0%

ReachLocal, Inc.†	25,089	314,365

Electric Products-Misc. - 0.1%

Emerson Electric Co.	14,205	805,423

Electric-Integrated - 0.2%

DTE Energy Co.	27,320	1,824,976

Electronic Components-Misc. - 0.1%

Garmin, Ltd.#	31,979	1,098,159

Electronic Components-Semiconductors - 1.1%

Broadcom Corp., Class A	44,327	1,511,994
Freescale Semiconductor, Ltd.†	92,128	1,421,535
Intel Corp.	24,760	516,246
LSI Corp.†	107,045	745,033
Skyworks Solutions, Inc.†	12,175	259,328
Texas Instruments, Inc.	61,009	2,096,879
Xilinx, Inc.	68,772	2,563,132

		9,114,147

Electronic Design Automation - 0.5%

Cadence Design Systems, Inc.†#	227,289	3,218,412
Synopsys, Inc.†	28,606	1,002,068

		4,220,480

Electronic Forms - 0.2%

Adobe Systems, Inc.†	39,688	1,559,738

Electronic Measurement Instruments - 0.3%

Trimble Navigation, Ltd.†	40,409	2,401,507

Electronic Parts Distribution - 0.2%

Avnet, Inc.†	43,858	1,548,626

Electronic Security Devices - 0.4%

Tyco International, Ltd.	87,686	2,806,829

Engineering/R&D Services - 0.2%

ABB, Ltd.	44,742	1,022,006
Argan, Inc.	15,054	251,853

		1,273,859

Enterprise Software/Service - 2.4%

CA, Inc.	17,467	427,767
Oracle Corp.	526,034	18,021,925
SAP AG ADR	6,923	541,378

		18,991,070

Entertainment Software - 0.3%

Electronic Arts, Inc.†	151,737	2,659,950

Filtration/Separation Products - 0.1%

Pall Corp.	14,787	1,008,178

Finance-Consumer Loans - 0.2%

Ocwen Financial Corp.†	34,159	1,346,548
World Acceptance Corp.†#	5,077	399,560

		1,746,108

Finance-Credit Card - 0.5%

American Express Co.	30,081	1,869,534
Visa, Inc., Class A	11,017	1,747,737

		3,617,271

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.#	61,425	997,542

Finance-Leasing Companies - 0.1%

ORIX Corp.#	8,500	946,380

Finance-Other Services - 0.1%

IntercontinentalExchange, Inc.†	6,463	1,000,602

Food-Catering - 0.1%

Compass Group PLC	78,154	949,101

Food-Confectionery - 0.2%

Hershey Co.#	18,104	1,508,787

Food-Dairy Products - 0.1%

Dean Foods Co.†	27,800	461,480

Food-Misc./Diversified - 1.0%

Annie’s, Inc.†#	23,014	965,667
General Mills, Inc.	29,497	1,364,236
Ingredion, Inc.	19,215	1,272,033
Mondelez International, Inc., Class A	39,217	1,084,350
Nestle SA	22,218	1,552,629
Unilever NV CVA	52,486	2,035,821

		8,274,736

Food-Retail - 0.5%

Jeronimo Martins SGPS SA	24,808	494,404
Whole Foods Market, Inc.	45,008	3,853,585

		4,347,989

Hotel/Motels - 0.6%

Marriott International, Inc., Class A#	119,376	4,709,383

Human Resources - 0.2%

Adecco SA	10,657	607,721
Capita PLC	73,713	920,889

		1,528,610

Industrial Automated/Robotic - 0.7%

Rockwell Automation, Inc.	60,472	5,463,040

Instruments-Controls - 1.3%

Honeywell International, Inc.	148,059	10,378,936

Instruments-Scientific - 0.4%

Waters Corp.†	30,488	2,826,847

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.	35,886	1,332,806

Insurance-Property/Casualty - 1.0%

Homeowners Choice, Inc.#	62,663	1,263,286
Travelers Cos., Inc.	83,799	6,739,116

		8,002,402

Internet Application Software - 0.2%

Splunk, Inc.†#	39,083	1,412,069

Internet Content-Entertainment - 0.1%

Facebook, Inc., Class A†	22,118	602,716

Internet Content-Information/News - 0.1%

LinkedIn Corp., Class A†	5,886	989,907

Internet Security - 0.5%

Symantec Corp.†	185,005	4,336,517

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	28,361	1,589,634

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	35,519	3,280,890

Machinery-Farming - 0.2%

Deere & Co.	14,692	1,290,398

Machinery-Pumps - 0.3%

Flowserve Corp.	12,237	1,964,038

Medical Information Systems - 0.1%

Cerner Corp.†	10,643	930,837

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	1,071	546,092
Medtronic, Inc.	21,787	979,544
St. Jude Medical, Inc.	39,771	1,630,611

		3,156,247

Medical Products - 1.0%

Becton, Dickinson and Co.#	18,230	1,605,334
CareFusion Corp.†	46,104	1,509,445
Cooper Cos., Inc.	13,751	1,458,431
Covidien PLC	32,472	2,064,245
Stryker Corp.	26,985	1,723,802

		8,361,257

Medical-Biomedical/Gene - 3.7%

Alexion Pharmaceuticals, Inc.†	46,719	4,052,406
Amgen, Inc.	100,151	9,154,803
Biogen Idec, Inc.†	4,513	750,692
Celgene Corp.†	55,539	5,730,514
CSL, Ltd.	8,599	527,007
Gilead Sciences, Inc.†	174,368	7,447,257
Life Technologies Corp.†	15,104	877,996
United Therapeutics Corp.†#	17,442	1,043,206

		29,583,881

Medical-Drugs - 5.4%

Abbott Laboratories	70,978	2,398,347
AbbVie, Inc.	228,344	8,430,461
Allergan, Inc.	35,451	3,843,597
Bristol-Myers Squibb Co.	220,986	8,169,852
Eli Lilly & Co.	129,752	7,092,244
Grifols SA†	22,251	792,623
Grifols SA, Class B†	1,455	41,506
Johnson & Johnson#	103,070	7,844,658
Novo Nordisk A/S, Class B	6,892	1,203,640
Roche Holding AG	6,115	1,400,715
Sanofi	7,098	672,584
Zoetis, Inc.†	49,704	1,662,599

		43,552,826

Medical-Wholesale Drug Distribution - 0.6%

AmerisourceBergen Corp.#	103,869	4,902,617
McKesson Corp.	2,464	261,504

		5,164,121

Metal Processors & Fabrication - 1.1%

Precision Castparts Corp.	41,464	7,736,768
SKF AB, Class B	29,849	734,294

		8,471,062

Metal-Diversified - 0.1%

Rio Tinto PLC	16,982	912,252

Motorcycle/Motor Scooter - 0.6%

Harley-Davidson, Inc.	87,093	4,583,705

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A#	18,540	763,848

Multimedia - 0.8%

FactSet Research Systems, Inc.#	4,323	420,584
Viacom, Inc., Class B	107,458	6,281,995

		6,702,579

Networking Products - 0.8%

Cisco Systems, Inc.	231,834	4,833,739
Palo Alto Networks, Inc.†	24,276	1,483,992

		6,317,731

Office Furnishings-Original - 0.1%

Steelcase, Inc., Class A	72,603	1,027,332

Oil Companies-Exploration & Production - 1.6%

BG Group PLC	55,898	988,345
Continental Resources, Inc.†	4,862	427,856
EOG Resources, Inc.	42,084	5,290,380
Noble Energy, Inc.	41,466	4,595,677
Occidental Petroleum Corp.	16,562	1,363,549

		12,665,807

Oil Field Machinery & Equipment - 0.3%

Cameron International Corp.†	36,740	2,341,073

Oil Refining & Marketing - 0.3%

Alon USA Energy, Inc.	26,924	524,749
Western Refining, Inc.#	40,156	1,441,199

		1,965,948

Oil-Field Services - 1.9%

Core Laboratories NV	11,916	1,634,279
Oceaneering International, Inc.	82,059	5,218,132
Schlumberger, Ltd.	109,476	8,522,707

		15,375,118

Paper & Related Products - 0.0%

Svenska Cellulosa AB, Class B	9,018	220,451

Pharmacy Services - 0.7%

Express Scripts Holding Co.†	105,126	5,982,721

Poultry - 0.1%

Sanderson Farms, Inc.	10,592	537,332

Precious Metals - 0.1%

Coeur d’Alene Mines Corp.†	54,457	1,035,228

Real Estate Investment Trusts - 1.2%

American Campus Communities, Inc.	48,888	2,209,738
American Tower Corp.	22,065	1,712,244
Simon Property Group, Inc.	37,114	5,895,930

		9,817,912

Real Estate Management/Services - 0.4%

BR Malls Participacoes SA	39,000	504,395
CBRE Group, Inc., Class A†	112,851	2,727,609

		3,232,004

Recreational Vehicles - 0.1%

Polaris Industries, Inc.#	8,309	725,957

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†#	18,133	968,484

Respiratory Products - 0.2%

ResMed, Inc.#	32,017	1,424,436

Retail-Apparel/Shoe - 1.7%

American Eagle Outfitters, Inc.	27,557	569,879
Buckle, Inc.#	9,049	405,486
Chico’s FAS, Inc.	92,378	1,568,578
Foot Locker, Inc.	82,116	2,807,546
Gap, Inc.	44,499	1,464,907
PVH Corp.	27,788	3,385,968
Ross Stores, Inc.	12,239	709,372
Urban Outfitters, Inc.†	71,301	2,889,117

		13,800,853

Retail-Auto Parts - 0.2%

O’Reilly Automotive, Inc.†	17,298	1,759,899

Retail-Building Products - 1.8%

Home Depot, Inc.	126,357	8,655,454
Lowe’s Cos., Inc.	158,538	6,048,225

		14,703,679

Retail-Discount - 2.2%

Costco Wholesale Corp.	87,219	8,834,413
Target Corp.	1,641	103,317
Wal-Mart Stores, Inc.	127,119	8,997,483

		17,935,213

Retail-Drug Store - 0.2%

CVS Caremark Corp.	31,971	1,634,358

Retail-Gardening Products - 0.1%

Tractor Supply Co.#	10,246	1,065,482

Retail-Major Department Stores - 0.3%

TJX Cos., Inc.	45,258	2,035,252

Retail-Pet Food & Supplies - 0.2%

PetSmart, Inc.	21,572	1,404,553

Retail-Restaurants - 2.0%

Cracker Barrel Old Country Store, Inc.#	8,841	665,550
McDonald’s Corp.	103,428	9,918,745
Papa John’s International, Inc.†	4,067	211,525
Starbucks Corp.	99,862	5,474,435

		16,270,255

Retail-Video Rentals - 0.0%

Coinstar, Inc.†#	5,104	261,274

Retail-Vitamins & Nutrition Supplements - 0.5%

GNC Holdings, Inc., Class A	96,922	3,973,802

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	3,366	85,092
Pirelli & C. SpA#	48,991	568,926

		654,018

Semiconductor Components-Integrated Circuits - 1.8%

Analog Devices, Inc.	28,811	1,302,833
Linear Technology Corp.	120,403	4,604,211
QUALCOMM, Inc.	131,481	8,629,098

		14,536,142

Semiconductor Equipment - 0.6%

ASML Holding NV (Euronext)	6,128	436,182
ASML Holding NV# (NASDAQ)	7,008	497,428
Teradyne, Inc.†#	217,508	3,645,434

		4,579,044

Soap & Cleaning Preparation - 0.2%

Church & Dwight Co., Inc.#	22,836	1,414,918
Reckitt Benckiser Group PLC	5,773	387,889

		1,802,807

Steel-Producers - 0.3%

Nucor Corp.	60,460	2,723,723

Telecom Services - 0.0%

NeuStar, Inc., Class A†	6,547	287,086

Telecommunication Equipment - 0.2%

Harris Corp.	35,576	1,710,138

Telephone-Integrated - 1.1%

Atlantic Tele-Network, Inc.	9,143	429,721
Verizon Communications, Inc.	184,552	8,587,205

		9,016,926

Television - 0.4%

CBS Corp., Class B	79,821	3,463,433

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.†	32,780	3,475,336

Therapeutics - 0.1%

Pharmacyclics, Inc.†	9,648	846,901

Tobacco - 2.0%

Philip Morris International, Inc.	176,016	16,149,468

Transport-Rail - 1.6%

Canadian Pacific Railway, Ltd.#	10,502	1,277,552
Union Pacific Corp.	82,789	11,351,200

		12,628,752

Transport-Services - 1.2%

FedEx Corp.	9,787	1,031,843
Koninklijke Vopak NV	8,222	591,563
United Parcel Service, Inc., Class B	98,787	8,164,746

		9,788,152

Vitamins & Nutrition Products - 0.6%

Mead Johnson Nutrition Co.	53,392	3,999,595
USANA Health Sciences, Inc.†#	21,207	939,258

		4,938,853

Web Hosting/Design - 0.2%

Equinix, Inc.†#	9,109	1,927,009

Web Portals/ISP - 2.8%

Baidu, Inc. ADR†	4,593	416,861
Google, Inc., Class A†	27,918	22,367,901

		22,784,762

Wireless Equipment - 0.6%

SBA Communications Corp., Class A†	71,693	5,098,806

Total Long-Term Investment Securities
(cost $683,103,357)		796,929,976

SHORT-TERM INVESTMENT SECURITIES - 8.5%
Registered Investment Companies - 7.8%
State Street Navigator Securities Lending Prime Portfolio(1)	63,267,290	63,267,290

Time Deposits - 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013	$5,587,000	5,587,000

Total Short-Term Investment Securities
(cost $68,854,290)		68,854,290

TOTAL INVESTMENTS
(cost $751,957,647)(2)	107.3%	865,784,266
Liabilities in excess of other assets	(7.3)	(59,171,870)

NET ASSETS	100.0%	$806,612,396

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2013, the Fund had loaned securities with a total value of $65,157,343. This was secured by collateral of $63,267,290, which was received in cash and subsequently invested in short-term investments currently value at $63,267,290 as reported in the portfolio of investments. The remaining collateral of $3,455,012 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.13 to 4.50%	12/31/2013 to 02/15/2042	$3,455,012

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$41,191,371	$—	$—	$41,191,371
Medical-Drugs	43,552,826	—	—	43,552,826
Other Industries*	712,185,779	—	—	712,185,779
Short-Term Investment Securities:
Registered Investment Companies	63,267,290	—	—	63,267,290
Time Deposits	—	5,587,000	—	5,587,000

Total	$860,197,266	$5,587,000	$—	$865,784,266

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.7%
Aerospace/Defense - 1.0%

Boeing Co.#	11,885	$913,956

Aerospace/Defense-Equipment - 2.0%

United Technologies Corp.#	19,421	1,758,572

Apparel Manufacturers - 1.0%

Coach, Inc.	12,300	594,459
Michael Kors Holdings, Ltd.†	4,128	244,708

		839,167

Applications Software - 2.3%

Microsoft Corp.	40,585	1,128,263
Red Hat, Inc.†	7,954	404,143
Salesforce.com, Inc.†#	2,996	506,983

		2,039,389

Banks-Fiduciary - 0.5%

State Street Corp.	8,200	464,038

Banks-Super Regional - 4.2%

Capital One Financial Corp.	16,249	829,186
PNC Financial Services Group, Inc.	12,250	764,278
US Bancorp	20,391	692,886
Wells Fargo & Co.	40,573	1,423,301

		3,709,651

Beverages-Non-alcoholic - 0.7%

PepsiCo, Inc.	8,300	628,891

Building-Residential/Commercial - 0.6%

D.R. Horton, Inc.#	12,475	278,192
PulteGroup, Inc.†#	10,765	206,473

		484,665

Cable/Satellite TV - 2.9%

Comcast Corp., Class A	34,972	1,391,536
DISH Network Corp., Class A	32,272	1,123,065

		2,514,601

Cellular Telecom - 0.5%

Vodafone Group PLC ADR	16,282	409,329

Chemicals-Diversified - 1.1%

E.I. du Pont de Nemours & Co.#	12,250	586,775
LyondellBasell Industries NV, Class A	6,192	362,975

		949,750

Chemicals-Specialty - 0.6%

Albemarle Corp.	8,300	540,164

Commercial Services-Finance - 1.9%

Alliance Data Systems Corp.†#	3,226	511,934
Global Payments, Inc.#	9,681	466,721
Mastercard, Inc., Class A#	1,235	639,508

		1,618,163

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A†	3,074	235,991
International Business Machines Corp.	1,625	326,349

		562,340

Computers - 2.9%

Apple, Inc.	5,790	2,555,706

Computers-Memory Devices - 0.7%

EMC Corp.†	28,164	648,054

Cosmetics & Toiletries - 2.1%

Estee Lauder Cos., Inc., Class A#	8,661	555,170
Procter & Gamble Co.	16,837	1,282,643

		1,837,813

Cruise Lines - 0.7%

Royal Caribbean Cruises, Ltd.	16,450	573,611

Data Processing/Management - 0.4%

CommVault Systems, Inc.†#	4,972	367,679

Diversified Banking Institutions - 4.7%

Bank of America Corp.	41,000	460,430
Citigroup, Inc.	25,623	1,075,397
Goldman Sachs Group, Inc.	3,810	570,586
JPMorgan Chase & Co.	40,745	1,993,245

		4,099,658

Diversified Manufacturing Operations - 3.7%

3M Co.	6,589	685,256
General Electric Co.	111,159	2,581,112

		3,266,368

E-Commerce/Products - 1.3%

Amazon.com, Inc.†	2,261	597,514
eBay, Inc.†	10,582	578,624

		1,176,138

Electric Products-Misc. - 0.6%

AMETEK, Inc.	12,133	507,523

Electronic Components-Semiconductors - 2.0%

Intel Corp.#	59,856	1,247,997
Xilinx, Inc.	12,732	474,522

		1,722,519

Electronic Design Automation - 0.3%

Cadence Design Systems, Inc.†#	18,417	260,785

Engineering/R&D Services - 1.1%

Fluor Corp.#	15,606	966,011

Enterprise Software/Service - 2.3%

Oracle Corp.	49,098	1,682,097
Workday, Inc., Class A†#	5,582	308,629

		1,990,726

Finance-Credit Card - 1.0%

Visa, Inc., Class A#	5,546	879,817

Food-Misc./Diversified - 0.9%

ConAgra Foods, Inc.	16,350	557,699
Mondelez International, Inc., Class A	7,814	216,057

		773,756

Food-Retail - 0.4%

Whole Foods Market, Inc.	3,714	317,993

Instruments-Controls - 2.1%

Honeywell International, Inc.	26,135	1,832,063

Insurance-Multi-line - 1.9%

Hartford Financial Services Group, Inc.#	40,800	963,288
MetLife, Inc.	20,600	730,064

		1,693,352

Insurance-Property/Casualty - 0.8%

Travelers Cos., Inc.#	8,200	659,444

Internet Content-Entertainment - 0.5%

Facebook, Inc., Class A†#	15,503	422,457

Machinery-Construction & Mining - 0.9%

Joy Global, Inc.#	12,200	772,748

Medical Instruments - 0.3%

Intuitive Surgical, Inc.†#	589	300,325

Medical Products - 1.7%

Baxter International, Inc.#	6,224	420,742
Covidien PLC	12,250	778,733
Sirona Dental Systems, Inc.†	3,515	249,635

		1,449,110

Medical-Biomedical/Gene - 2.6%

Biogen Idec, Inc.†	4,335	721,084
Celgene Corp.†	4,279	441,507
Gilead Sciences, Inc.†#	19,161	818,366
Illumina, Inc.†#	6,513	326,497

		2,307,454

Medical-Drugs - 5.8%

Abbott Laboratories#	12,977	438,493
Allergan, Inc.#	7,608	824,859
Johnson & Johnson#	12,245	931,967
Merck & Co., Inc.	20,304	867,590
Pfizer, Inc.	72,623	1,987,692

		5,050,601

Medical-Generic Drugs - 0.9%

Teva Pharmaceutical Industries, Ltd. ADR	20,450	764,830

Medical-HMO - 1.4%

Aetna, Inc.	12,250	578,078
UnitedHealth Group, Inc.	12,274	656,045

		1,234,123

Metal-Copper - 1.5%

Freeport-McMoRan Copper & Gold, Inc.	40,894	1,305,336

Multimedia - 2.6%

Time Warner, Inc.	8,336	443,225
Viacom, Inc., Class B	18,785	1,098,171
Walt Disney Co.#	14,048	766,881

		2,308,277

Networking Products - 1.4%

Cisco Systems, Inc.	60,031	1,251,646

Oil Companies-Exploration & Production - 3.6%

Anadarko Petroleum Corp.	17,524	1,394,560
Cobalt International Energy, Inc.†#	9,699	239,274
Devon Energy Corp.#	16,250	881,725
Occidental Petroleum Corp.	8,100	666,873

		3,182,432

Oil Companies-Integrated - 3.6%

Chevron Corp.	12,055	1,412,243
Exxon Mobil Corp.	12,226	1,094,839
Marathon Oil Corp.	20,400	683,400

		3,190,482

Oil Refining & Marketing - 0.4%

Tesoro Corp.#	6,495	365,279

Oil-Field Services - 2.2%

Halliburton Co.	32,527	1,350,196
Schlumberger, Ltd.	7,728	601,625

		1,951,821

Pharmacy Services - 1.6%

Express Scripts Holding Co.†	24,094	1,371,190

Private Equity - 1.0%

Blackstone Group LP	20,162	381,062
KKR & Co. LP	27,409	499,392

		880,454

Retail-Apparel/Shoe - 0.8%

Lululemon Athletica, Inc.†#	3,776	253,181
Urban Outfitters, Inc.†#	11,440	463,549

		716,730

Retail-Building Products - 1.1%

Home Depot, Inc.	14,232	974,892

Retail-Discount - 1.8%

Costco Wholesale Corp.	6,727	681,378
Target Corp.#	8,200	516,272
Wal-Mart Stores, Inc.#	5,492	388,724

		1,586,374

Retail-Drug Store - 1.6%

Walgreen Co.	34,832	1,426,022

Retail-Restaurants - 0.8%

Starbucks Corp.	12,991	712,167

Semiconductor Components-Integrated Circuits - 1.8%

Analog Devices, Inc.	11,895	537,892
QUALCOMM, Inc.	15,464	1,014,902

		1,552,794

Semiconductor Equipment - 0.6%

Lam Research Corp.†	12,825	542,497

Telephone-Integrated - 1.3%

AT&T, Inc.	16,231	582,855
Verizon Communications, Inc.	12,246	569,807

		1,152,662

Therapeutics - 0.4%

BioMarin Pharmaceutical, Inc.†#	6,197	359,240

Tobacco - 1.1%

Altria Group, Inc.	28,505	956,343

Transport-Services - 0.8%

United Parcel Service, Inc., Class B	8,100	669,465

Transport-Truck - 0.6%

J.B. Hunt Transport Services, Inc.#	7,848	545,593

Vitamins & Nutrition Products - 0.6%

Mead Johnson Nutrition Co.#	6,411	480,248

Web Portals/ISP - 1.9%

Google, Inc., Class A†	2,025	1,622,430

Wireless Equipment - 0.7%

Aruba Networks, Inc.†#	10,066	250,845
Crown Castle International Corp.†#	5,645	394,021

		644,866

Total Long-Term Investment Securities
(cost $79,604,053)		85,612,580

SHORT-TERM INVESTMENT SECURITIES - 5.3%
Registered Investment Companies - 5.3%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $4,655,737)	4,655,737	4,655,737

REPURCHASE AGREEMENT - 2.6%

State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $2,285,000)	$2,285,000	2,285,000

TOTAL INVESTMENTS
(cost $86,544,790)(3)	105.6%	92,553,317
Liabilities in excess of other assets	(5.6)	(4,925,127)

NET ASSETS	100.0%	$87,628,190

#	The security or a portion thereof is out on loan
†	Non-income producing security

(1)	At February 28, 2013, the Fund had loaned securities with a total value of $4,697,343. This was secured by collateral of $4,655,737 which was received in cash and subsequently invested in short-term investments currently valued at $4,655,737 as reported in the portfolio of investments. Additional collateral of $178,502 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.13% to 4.50%	12/31/2013 to 05/15/2038	$178,502

(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$5,050,601	$—	$—	$5,050,601
Other Industries*	80,561,979	—	—	80,561,979
Short-Term Investment Securities:
Registered Investment Companies	4,655,737	—	—	4,655,737
Repurchase Agreement	—	2,285,000	—	2,285,000

Total	$90,268,317	$2,285,000	$—	$92,553,317

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.8%
Agricultural Chemicals - 0.5%

Monsanto Co.	17,200	$1,737,716

Applications Software - 0.4%

Nuance Communications, Inc.†	88,100	1,621,921

Commercial Services - 0.8%

HMS Holdings Corp.†	98,400	2,852,616

Consulting Services - 0.8%

Advisory Board Co.†	31,600	1,605,596
MAXIMUS, Inc.	17,000	1,237,260

		2,842,856

Dental Supplies & Equipment - 1.1%

DENTSPLY International, Inc.	91,700	3,798,214

Diagnostic Equipment - 0.3%

GenMark Diagnostics, Inc.†	93,100	971,033

Diagnostic Kits - 1.0%

IDEXX Laboratories, Inc.†	35,000	3,224,200
Meridian Bioscience, Inc.	16,800	356,160

		3,580,360

Dialysis Centers - 0.9%

DaVita HealthCare Partners, Inc.†	18,400	2,201,008
Fresenius Medical Care AG & Co. KGaA	15,784	1,082,475

		3,283,483

Disposable Medical Products - 0.1%

Shandong Weigao Group Medical Polymer Co., Ltd.	432,000	401,609

Distribution/Wholesale - 0.4%

MWI Veterinary Supply, Inc.†	11,400	1,439,364

Drug Delivery Systems - 0.3%

AP Pharma, Inc.†(1)	727,500	507,431
Depomed, Inc.†	32,600	210,922
Nektar Therapeutics†	24,800	229,896

		948,249

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.	42,100	1,746,308

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†	7,300	700,216

Heart Monitors - 0.7%

HeartWare International, Inc.†	30,325	2,590,362

Instruments-Controls - 0.3%

Mettler-Toledo International, Inc.†	5,100	1,085,280

Instruments-Scientific - 1.0%

Thermo Fisher Scientific, Inc.	50,600	3,734,280

Insurance Brokers - 0.1%

eHealth, Inc.†	19,000	295,070

Insurance-Life/Health - 0.1%

Odontoprev SA	86,200	398,905

Medical Information Systems - 1.2%

athenahealth, Inc.†	31,500	2,954,385
Cerner Corp.†	14,600	1,276,916

		4,231,301

Medical Instruments - 2.8%

ArthroCare Corp.†	30,087	1,050,638
Bruker Corp.†	63,400	1,112,036
Conceptus, Inc.†	99,800	2,228,534
Edwards Lifesciences Corp.†	34,900	2,998,957
Endologix, Inc.†	16,500	248,490
Intuitive Surgical, Inc.†	2,160	1,101,362
Urologix, Inc.†	114,700	76,849
Volcano Corp.†	57,200	1,237,808

		10,054,674

Medical Labs & Testing Services - 1.8%

Covance, Inc.†	39,100	2,603,669
Diagnosticos da America SA	38,100	262,739
Fleury SA	43,200	480,145
Laboratory Corp. of America Holdings†	23,600	2,090,960
Quest Diagnostics, Inc.	19,900	1,117,783

		6,555,296

Medical Laser Systems - 0.3%

Cynosure, Inc., Class A†	25,300	716,749
LCA-Vision, Inc.†	70,700	204,323

		921,072

Medical Products - 8.9%

Baxter International, Inc.	74,944	5,066,214
BioMimetic Therapeutics, Inc.†	14,500	137,605
China Medical System Holdings, Ltd.	2,125,500	1,945,826
Cooper Cos., Inc.	27,700	2,937,862
Covidien PLC	84,500	5,371,665
EnteroMedics, Inc.†	105,150	88,263
Fresenius SE & Co. KGaA	8,843	1,086,844
Henry Schein, Inc.†	49,800	4,443,156
Hill-Rom Holdings, Inc.	18,500	606,430
Hospira, Inc.†	27,700	815,211
Nobel Biocare Holding AG	11,273	109,447
Sonova Holding AG	2,314	276,999
Stryker Corp.	78,900	5,040,132
Tornier NV†	19,100	331,958
Wright Medical Group, Inc.†	12,800	297,600
Zimmer Holdings, Inc.	44,400	3,328,224

		31,883,436

Medical-Biomedical/Gene - 23.8%

3SBio, Inc. ADR†	52,200	777,780
Abcam PLC	66,011	426,104
Acorda Therapeutics, Inc.†	29,975	891,756
Aegerion Pharmaceuticals, Inc.†	68,100	2,051,172
Alexion Pharmaceuticals, Inc.†	204,740	17,759,148
Alnylam Pharmaceuticals, Inc.†	41,000	971,290
AMAG Pharmaceuticals, Inc.†	58,400	966,520
Amarin Corp. PLC ADR†	132,100	1,068,689
Amgen, Inc.	48,375	4,421,959
Ariad Pharmaceuticals, Inc.†	34,900	733,947
Basilea Pharmaceutica†	1,848	108,932
Biocon, Ltd.	23,900	120,258
BioCryst Pharmaceuticals, Inc.†	15,300	18,360
Biogen Idec, Inc.†	15,000	2,495,100
Celgene Corp.†	55,940	5,771,889
China Biologic Products, Inc.†	8,700	183,483
Cubist Pharmaceuticals, Inc.†	64,000	2,715,520
Cytokinetics, Inc.†	174,900	174,550
Dendreon Corp.†	126,800	734,172
Dyadic International, Inc.†	33,100	58,918
Exact Sciences Corp.†	15,800	168,744
Exelixis, Inc.†	209,900	957,144
Gilead Sciences, Inc.†	361,300	15,431,123
GTx, Inc.†	15,531	70,666
Halozyme Therapeutics, Inc.†	10,400	56,784
Illumina, Inc.†	9,800	491,274
ImmunoGen, Inc.†	16,100	244,237
Incyte Corp., Ltd.†	326,600	7,250,520
Intercept Pharmaceuticals, Inc.†	6,400	249,728
InterMune, Inc.†	113,900	1,010,293
Lexicon Pharmaceuticals, Inc.†	66,000	130,020

Medicines Co.†	161,650	5,142,086
Newron Pharmaceuticals SpA†	4,544	38,638
NPS Pharmaceuticals, Inc.†	25,300	201,894
Prothena Corp. PLC	6,487	40,025
Puma Biotechnology, Inc.†	42,224	1,085,579
Regeneron Pharmaceuticals, Inc.†	36,200	6,045,400
Seattle Genetics, Inc.†	29,700	835,758
Sinovac Biotech, Ltd.†	43,200	142,560
Sophiris Bio, Inc.	365,500	81,518
Stemline Therapeutics, Inc.†	16,600	200,860
United Therapeutics Corp.†	8,700	520,347
Vertex Pharmaceuticals, Inc.†	37,694	1,764,833
Vical, Inc.†	128,900	412,480

		85,022,058

Medical-Drugs - 19.7%

Abbott Laboratories	38,000	1,284,020
AbbVie, Inc.	70,300	2,595,476
Achillion Pharmaceuticals, Inc.†	55,200	447,120
Alkermes PLC†	198,000	4,298,580
Allergan, Inc.	9,500	1,029,990
Anacor Pharmaceuticals, Inc.†	77,700	270,396
Auxilium Pharmaceuticals, Inc.†	39,000	664,950
Bayer AG	17,365	1,719,812
Bayer AG ADR	600	59,748
Bristol-Myers Squibb Co.	28,400	1,049,948
Cadence Pharmaceuticals, Inc.†	184,300	903,070
ChemoCentryx, Inc.†	7,200	97,128
Clovis Oncology, Inc.†	10,600	199,916
Elan Corp. PLC ADR†	263,400	2,986,956
Eli Lilly & Co.	22,000	1,202,520
Endocyte, Inc.†	15,300	147,645
Forest Laboratories, Inc.†	68,900	2,535,520
GlaxoSmithKline Pharmaceuticals, Ltd.	3,696	143,547
GlaxoSmithKline PLC	53,268	1,176,597
Grifols SA ADR†	13,387	383,939
Grifols SA, Class B†	6,500	185,421
Hikma Pharmaceuticals PLC	10,303	135,357
Idenix Pharmaceuticals, Inc.†	254,400	1,071,024
Infinity Pharmaceuticals, Inc.†	42,450	1,752,761
Ipca Laboratories, Ltd.	55,330	508,501
Ironwood Pharmaceuticals, Inc.†	25,400	379,222
Jazz Pharmaceuticals PLC†	37,500	2,181,750
Lijun International Pharmaceutical Holding, Ltd.	228,000	62,912
Medivation, Inc.†	67,200	3,302,208
Merck & Co., Inc.	101,004	4,315,901
Natco Pharma, Ltd.	9,801	75,663
Novo Nordisk A/S, Class B	6,483	1,132,211
Optimer Pharmaceuticals, Inc.†	100,900	1,222,908
Orexigen Therapeutics, Inc.†	39,300	234,228
Pacira Pharmaceuticals, Inc.†	103,200	2,255,952
Pfizer, Inc.	85,366	2,336,467
Ranbaxy Laboratories, Ltd.†	29,600	206,446
Rigel Pharmaceuticals, Inc.†	80,700	542,304
Roche Holding AG	14,263	3,267,114
Salix Pharmaceuticals, Ltd.†	15,600	762,060
Shire PLC	21,714	680,236
Shire PLC ADR	12,032	1,126,917
Stada Arzneimittel AG	16,336	638,331
Sun Pharmaceutical Industries, Ltd.	44,374	650,256
Supernus Pharmaceuticals, Inc.†	138,200	1,058,612
Swedish Orphan Biovitrum AB†	95,623	581,066
Synta Pharmaceuticals Corp.†	15,800	135,722
TESARO, Inc.†	58,972	1,171,184
UCB SA (BSE)	24,402	1,409,717
UCB SA (FSE)	9,588	553,666
Valeant Pharmaceuticals International, Inc.†	153,033	10,323,606
Vectura Group PLC†	82,423	115,974
ViroPharma, Inc.†	50,900	1,269,446
Vivus, Inc.†	10,800	115,776
XenoPort, Inc.†	121,800	930,552
Zoetis, Inc.†	8,500	284,325

		70,172,674

Medical-Generic Drugs - 1.4%

Actavis, Inc.†	4,000	340,640
Impax Laboratories, Inc.†	40,700	807,081
Sawai Pharmaceutical Co., Ltd.	12,700	1,378,380
Simcere Pharmaceutical Group ADR†	32,100	254,553
Teva Pharmaceutical Industries, Ltd. ADR	40,735	1,523,489
Towa Pharmaceutical Co., Ltd.	16,100	868,486

		5,172,629

Medical-HMO - 4.9%

Aetna, Inc.	75,900	3,581,721
Amil Participacoes SA	15,200	240,586
Centene Corp.†	57,800	2,602,156
Cigna Corp.	18,700	1,093,202
Humana, Inc.	4,800	327,648
Triple-S Management Corp., Class B†	12,757	229,116
UnitedHealth Group, Inc.	129,400	6,916,430
WellCare Health Plans, Inc.†	44,458	2,542,553

		17,533,412

Medical-Hospitals - 3.1%

Acadia Healthcare Co., Inc.†	57,180	1,556,440
Bangkok Dusit Medical Services PCL	336,700	1,686,329
Bumrungrad Hospital PCL	243,200	715,294
Community Health Systems, Inc.	12,900	545,154
Fortis Healthcare, Ltd.†	38,892	69,342
HCA Holdings, Inc.	38,400	1,424,256
Health Management Associates, Inc., Class A†	9,467	104,042
Select Medical Holdings Corp.	51,103	472,192
Universal Health Services, Inc., Class B	76,100	4,405,429

		10,978,478

Medical-Outpatient/Home Medical - 0.5%

Air Methods Corp.	38,400	1,719,936

Medical-Wholesale Drug Distribution - 2.5%

AmerisourceBergen Corp.	60,900	2,874,480
McKesson Corp.	54,000	5,731,020
Sinopharm Group Co., Ltd.	92,000	290,036

		8,895,536

Patient Monitoring Equipment - 0.2%

Insulet Corp.†	37,500	846,375

Pharmacy Services - 5.7%

Catamaran Corp.†	311,140	16,711,329
Express Scripts Holding Co.†	63,767	3,628,980

		20,340,309

Physicians Practice Management - 0.7%

MEDNAX, Inc.†	28,200	2,414,484

Retail-Convenience Store - 0.2%

CP ALL PCL	494,800	785,859

Retail-Drug Store - 0.8%

Raia Drogasil SA	84,342	972,358
Shanghai Pharmaceuticals Holding Co., Ltd.	357,000	767,801
Shoppers Drug Mart Corp.	23,700	988,448

		2,728,607

Therapeutics - 7.8%

Allos Therapeutics, Inc. (CVR)(2)(3)(4)	49,300	0
AVANIR Pharmaceuticals, Inc., Class A†	508,811	1,389,054
BioMarin Pharmaceutical, Inc.†	88,800	5,147,736
Isis Pharmaceuticals, Inc.†	50,400	740,880
Neurocrine Biosciences, Inc.†	137,435	1,454,062
Onyx Pharmaceuticals, Inc.†	66,300	4,993,053
Pharmacyclics, Inc.†	132,700	11,648,406
Sarepta Therapeutics, Inc.†	24,900	728,823
Synageva BioPharma Corp.†	3,200	159,904
Theravance, Inc.†	50,500	1,024,645
Threshold Pharmaceuticals, Inc.†	26,500	122,695
Warner Chilcott PLC, Class A	23,000	310,730

		27,719,988

Total Common Stock
(cost $232,596,694)		342,003,966

CONVERTIBLE PREFERRED STOCK - 0.1%
Decision Support Software - 0.1%

Castlight Health, Inc. Series D(2)(3)(4)	42,238	254,972

Therapeutics - 0.0%

Ultragenyx Pharmaceutical, Inc.(2)(3)(4)	75,017	207,752

Total CONVERTIBLE PREFERRED STOCK
(cost $462,724)		462,724

WARRANTS - 0.0%
Medical Products - 0.0%

EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)	42,300	31,120
EnteroMedics, Inc. Expires 09/28/16 (Strike price $1.90)	6,300	4,747

		35,867

Medical-Biomedical/Gene - 0.0%

Omthera Pharmaceuticals, Inc. Expires 02/15/2014 (Strike price $0.01)(2)(3)(4)	36,602	1,464

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(2)(3)(4)	1,305	29
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(3)(4)	9,484	2,363

		2,392

Therapeutics - 0.0%

Cytokinetics, Inc. Expires 06/25/2017 (Strike price $0.88)(2)(3)(4)	120,120	57,162

Total Warrants
(cost $4,293)		96,885

CONVERTIBLE BONDS & NOTES - 0.1%
Medical-Biomedical/Gene - 0.1%

Omthera Pharmaceuticals, Inc. Promissory Note 8.00% due 02/15/2014(2)(3)(4)	$146,408	144,944

Patient Monitoring Equipment - 0.0%

Insulet Corp. Senior Notes 3.75% due 06/15/2016	68,000	75,183

Total Convertible Bonds & Notes
(cost $212,999)		220,127

U.S. CORPORATE BONDS & NOTES - 0.0%
Heart Monitors - 0.0%

HeartWare International, Inc. Senior Notes 3.50% due 12/15/2017 (cost $69,248)	71,000	82,759

Total Long-Term Investment Securities
(cost $233,345,958)		342,866,461

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Registered Investment Companies - 4.0%

T. Rowe Price Reserve Investment Fund
(cost $14,069,941)	14,069,941	14,069,941

TOTAL INVESTMENTS
(cost $247,415,899)(5)	100.0%	356,936,402
Other assets less liabilities	0.0	90,647

NET ASSETS	100.0%	$357,027,049

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $668,686 representing 0.2% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2013, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc.
Expires 10/05/2016
Strike Price $2.77
Warrant	10/05/2009	1,305	$1,631	$29	$0.02	0.0%
Allos Therapeutics, Inc.
Common Stock	09/06/2012	49,300	0	0	0.00	0.0%
Cadence Pharmaceuticals, Inc.
Expires 02/18/2014
Strike Price $7.84
Warrant	02/18/2009	9,484	1,186	2,363	0.25	0.0%
Castlight Health, Inc.
Series D
Convertible Preferred Stock	04/26/2012	42,238	254,972	254,972	6.04	0.1%
Cytokinetics, Inc.
Expires 06/25/2017
Strike Price $0.88
Warrant	06/20/2012	120,120	12	57,162	0.48	0.0%
Omthera Pharmaceuticals, Inc.
Expires 02/15/2014
Strike Price $0.01
Warrant	2/15/2013	36,602	1,464	1,464	0.04	0.0%
Omthera Pharmaceuticals, Inc.
Promissory Note
8.00% due 02/15/2014
Convertible Bonds & Notes	2/15/2013	146,408	144,944	144,944	99.00	0.0%
Ultragenyx Pharmaceutical, Inc.
Convertible Preferred Stock	12/19/2012	75,017	207,752	207,752	2.77	0.1%

				668,686		0.2%

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

BSE—Brussels Stock Exchange

CVR—Contingent Value Right

FSE—Frankfurt Stock Exchange

Open call option contracts written at February 28, 2013 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 28, 2013	Unrealized Appreciation (Depreciation)

Alexion Pharmaceuticals, Inc.	Jan-14	$110.00	9	$9,333	$3,150	$6,183
Alexion Pharmaceuticals, Inc.	Jan-14	115.00	9	7,758	2,295	5,463
Allergan, Inc.	Jul-13	115.00	16	2,672	4,400	(1,728)
Amgen, Inc.	Jul-13	90.00	32	8,322	16,800	(8,478)
Amgen, Inc.	Jan-14	97.50	48	10,704	22,560	(11,856)
ARIAD Pharmaceuticals, Inc.	May-13	23.00	95	13,977	9,025	4,952
ARIAD Pharmaceuticals, Inc.	Aug-13	25.00	50	5,735	6,500	(765)
athenahealth, Inc.	Mar-13	90.00	61	10,533	30,500	(19,967)
Catamaran Corp.	Apr-13	60.00	32	7,104	4,480	2,624
Celgene Corp.	Apr-13	87.50	48	12,096	78,000	(65,904)
Celgene Corp.	Apr-13	90.00	48	5,976	66,480	(60,504)
Centene Corp.	Mar-13	47.50	61	10,644	3,355	7,289
Cooper Cos., Inc.	May-13	115.00	18	4,446	2,610	1,836
Covidien PLC	Jul-13	65.00	63	6,426	12,915	(6,489)
Davita Healthcare Partners, Inc.	Apr-13	120.00	32	6,304	9,920	(3,616)
Davita Healthcare Partners, Inc.	Jul-13	120.00	32	12,064	18,880	(6,816)
Edwards Lifesciences Corp.	May-13	110.00	15	2,955	450	2,505
Eli Lilly & Co.	Apr-13	55.00	10	1,095	1,090	5
Gilead Sciences, Inc.	May-13	42.50	126	12,285	30,114	(17,829)
Intuitive Surgical, Inc.	Jan-14	680.00	12	30,323	15,600	14,723
McKesson Corp.	Aug-13	110.00	32	7,104	10,560	(3,456)
McKesson Corp.	Aug-13	115.00	16	1,832	2,720	(888)
Monsanto Co.	Apr-13	95.00	16	7,552	11,840	(4,288)
Monsanto Co.	Apr-13	100.00	63	13,141	24,255	(11,114)
Regeneron Pharmaceuticals, Inc.	Sep-13	200.00	47	55,593	42,300	13,293
Stryker Corp.	Jun-13	57.50	96	19,774	68,160	(48,386)
Teva Pharmaceutical Industries, Ltd. ADR	Jun-13	45.00	63	6,111	189	5,922
Valeant Pharmaceuticals International, Inc.	Apr-13	65.00	95	42,061	45,600	(3,539)
Valeant Pharmaceuticals International, Inc.	Apr-13	70.00	94	15,321	19,740	(4,419)
Zimmer Holdings, Inc.	Jan-14	80.00	63	17,135	20,160	(3,025)

			1,402	$366,376	$584,648	$(218,272)

Open put option contracts written at February 28, 2013 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 28, 2013	Unrealized Appreciation (Depreciation)

Agilent Technologies, Inc.	Jan-14	$45.00	95	$76,660	$60,325	$16,335
Alexion Pharmaceuticals, Inc.	May-13	100.00	3	4,716	4,410	306
Alexion Pharmaceuticals, Inc.	Jan-14	110.00	19	47,442	50,350	(2,908)
Alexion Pharmaceuticals, Inc.	Jan-14	115.00	19	47,252	58,330	(11,078)
AmerisourceBergen Corp.	Jan-14	45.00	16	7,518	4,240	3,278
athenahealth, Inc.	Mar-13	70.00	31	22,156	310	21,846
Bristol Myers Squibb Co.	Jan-14	35.00	126	45,926	27,468	18,458
Catamaran Corp.	Apr-13	52.50	16	10,752	4,320	6,432
Centene Corp.	Jan-14	40.00	32	21,663	13,760	7,903
Cerner Corp.	Jun-13	80.00	19	12,563	4,465	8,098
Cooper Cos., Inc.	May-13	100.00	13	12,121	3,185	8,936
Edwards Lifesciences Corp.	Aug-13	105.00	13	21,411	26,910	(5,499)
Edwards Lifesciences Corp.	Jan-14	100.00	16	24,351	30,400	(6,049)
Eli Lilly & Co.	Apr-13	48.00	127	63,349	1,778	61,571
Eli Lilly & Co.	Jan-14	55.00	63	40,761	28,035	12,726
Express Scripts Holding Co.	Jan-14	55.00	6	4,302	2,730	1,572
Forest Laboratories, Inc.	Jan-14	40.00	195	96,973	99,450	(2,477)
Gilead Sciences, Inc.	May-13	37.50	64	28,223	4,032	24,191
Gilead Sciences, Inc.	Jan-14	35.00	32	18,992	5,664	13,328
Gilead Sciences, Inc.	Jan-14	42.50	126	80,690	56,700	23,990
HCA Holdings, Inc.	Mar-13	32.50	48	25,309	720	24,589
Humana, Inc.	Jan-14	80.00	12	18,384	18,360	24
Impax Laboratories, Inc.	Mar-13	25.00	32	9,824	17,280	(7,456)
Medivation, Inc.	Jan-14	55.00	108	125,102	154,980	(29,878)
MEDNAX, Inc.	May-13	85.00	16	10,032	5,600	4,432
MEDNAX, Inc.	Aug-13	85.00	16	9,807	8,160	1,647
Merck & Co., Inc.	Jan-14	45.00	79	41,947	41,080	867
Nuance Communications, Inc.	Jan-14	25.00	14	9,898	10,220	(322)
Onyx Pharmaceuticals, Inc.	Jan-14	75.00	27	37,558	30,780	6,778
Onyx Pharmaceuticals, Inc.	Jan-14	90.00	38	63,462	79,420	(15,958)
Perrigo Co.	Aug-13	105.00	6	5,682	2,100	3,582
Pfizer, Inc.	Jan-14	27.00	220	55,120	43,560	11,560
Pharmacyclics, Inc.	May-13	50.00	10	8,504	300	8,204
Pharmacyclics, Inc.	Jan-14	50.00	10	11,972	2,750	9,222
Sarepta Therapeutics, Inc.	Jan-14	40.00	40	72,878	73,200	(322)
St. Jude Medical, Inc.	Jan-14	30.00	19	7,163	1,900	5,263
St. Jude Medical, Inc.	Jan-14	45.00	22	23,088	15,620	7,468
Stryker Corp.	Jan-14	60.00	32	24,303	10,880	13,423
Teva Pharmaceutical Industries, Ltd. ADR	Jan-14	45.00	31	24,706	26,350	(1,644)
Thermo Fisher Scientific, Inc.	Jun-13	65.00	25	16,175	3,500	12,675
UnitedHealth Group, Inc.	Jan-14	60.00	54	50,169	50,490	(321)
Vertex Pharmaceuticals, Inc.	Jan-14	60.00	63	106,121	122,220	(16,099)
ViroPharma, Inc.	Jan-14	30.00	10	8,175	6,800	1,375
WellPoint, Inc.	Jan-14	70.00	47	52,028	53,345	(1,317)
Zimmer Holdings, Inc.	Mar-13	70.00	25	17,300	500	16,800

			2,035	$1,522,528	$1,266,977	$255,551

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Drug Delivery Systems	$440,818	$507,431	$—	$948,249
Medical Products	31,883,436	—	—	31,883,436
Medical-Biomedical/Gene	85,022,058	—	—	85,022,058
Medical-Drugs	70,172,674	—	—	70,172,674
Pharmacy Services	20,340,309	—	—	20,340,309
Therapeutics	27,719,988	—	0	27,719,988
Other Industries*	105,917,252	—	—	105,917,252
Convertible Preferred Stock	—	—	462,724	462,724
Warrants:
Medical Products	—	35,867	—	35,867
Medical-Biomedical/Gene	—	—	1,464	1,464
Medical-Drugs	—	2,363	29	2,392
Therapeutics	—	—	57,162	57,162
Convertible Bonds & Notes:
Medical-Biomedical/Gene	—	—	144,944	144,944
Patient Monitoring Equipment	—	75,183	—	75,183
U.S. Corporate Bonds & Notes	—	82,759	—	82,759
Short-Term Investment Securities:
Registered Investment Companies	14,069,941	—	—	14,069,941
Other Financial Instruments:†
Call Option Contracts Written - Appreciation	64,795	—	—	64,795
Put Option Contracts Written - Appreciation	356,879	—	—	356,879

Total	$355,988,150	$703,603	$666,323	$357,358,076

LIABILITIES:
Other Financial Instruments:†
Call Option Contracts Written - Depreciation	283,067	—	—	283,067
Put Option Contracts Written - Depreciation	101,328	—	—	101,328

Total	$384,395	$—	$—	$384,395

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Principal Amount(3)/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 18.5%
Banks-Commercial - 0.5%

BNP Paribas LLC FRS Bank Guar. Notes 3.24% due 04/03/2017	$674,000	$677,215
Northgroup Preferred Capital Corp. FRS Junior Sub. Notes 6.38% due 10/15/2017*(1)	1,500,000	1,538,939

		2,216,154

Banks-Fiduciary - 0.2%

UBS Preferred Funding Trust V FRS Jr. Sub. Bonds 6.24% due 05/15/2016(1)	1,000,000	1,032,300

Banks-Money Center - 0.0%

RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/2034(1)	50,000	44,500

Banks-Super Regional - 2.6%

Bank of America NA FRS Sub. Notes 0.59% due 06/15/2016	2,000,000	1,935,072
Bank of America NA FRS Sub. Notes 0.61% due 06/15/2017	2,000,000	1,917,500
Fifth Third Bancorp FRS Sub. Notes 0.73% due 12/20/2016	2,000,000	1,964,476
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 04/08/2013(1)	3,549,000	3,553,436
Wells Fargo & Co. FRS Senior Notes 4.00% due 03/31/2021	2,000,000	2,180,462

		11,550,946

Computers - 0.8%

Hewlett-Packard Co. FRS Senior Notes 0.69% due 05/30/2014	1,000,000	993,874
Hewlett-Packard Co. FRS Senior Notes 1.86% due 09/19/2014	2,002,000	2,017,736
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	500,000	513,073

		3,524,683

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc. Senior Notes 5.13% due 03/15/2020	239,000	239,512

Diversified Banking Institutions - 6.4%

Bank of America Corp. FRS Senior Notes 1.86% due 07/11/2014	2,500,000	2,533,427
Citigroup, Inc. FRS Senior Notes 2.29% due 08/13/2013	1,000,000	1,008,042
Citigroup, Inc. FRS Jr. Sub. Notes 5.95% due 01/30/2023(1)	4,000,000	4,075,000
Goldman Sachs Capital II FRS Ltd. Guar. Bonds 4.00% due 06/01/2043	2,250,000	1,873,125
Goldman Sachs Group, Inc. FRS Notes 0.00% due 05/08/2013	5,000,000	4,997,500
Goldman Sachs Group, Inc. FRS Senior Notes 0.76% due 03/22/2016	2,000,000	1,976,248
JPMorgan Chase & Co. FRS Senior Notes 0.91% due 02/26/2016	850,000	850,504
JPMorgan Chase & Co. FRS Senior Notes 2.24% due 06/23/2016	2,000,000	1,883,600
JPMorgan Chase & Co. FRS Senior Notes 3.59% due 02/25/2021	1,000,000	1,036,300
JPMorgan Chase & Co. FRS Senior Notes 3.82% due 04/28/2020	2,000,000	2,130,200
Morgan Stanley FRS Senior Notes 1.54% due 02/25/2016	1,400,000	1,404,890
Morgan Stanley FRS Senior Notes 4.11% due 11/01/2013	1,150,000	1,159,074
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	250,000	263,917
Morgan Stanley Senior Notes 5.40% due 05/15/2015*	BRL 1,632,500	884,539
Morgan Stanley FRS Senior Notes 6.50% due 04/25/2023	2,000,000	2,031,310

		28,107,676

Diversified Financial Services - 0.8%

General Electric Capital Corp. Senior Notes 1.00% due 01/08/2016	800,000	802,507
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	500,000	596,257
Morgan Stanley & Co. LLC FRS Senior Notes 3.76% due 02/11/2020	2,000,000	1,996,880

		3,395,644

Diversified Manufacturing Operations - 0.3%

Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	320,000	316,959
GE Capital Trust I FRS Ltd. Guar. Notes 6.38% due 11/15/2067	1,000,000	1,053,750

		1,370,709

Electric-Integrated - 0.1%

FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	250,000	249,975

Finance-Consumer Loans - 1.2%

SLM Corp. FRS Senior Notes 3.31% due 04/01/2014	1,000,000	1,017,130
SLM Corp. FRS Senior Notes 3.89% due 11/21/2013	4,000,000	4,067,640

		5,084,770

Finance-Investment Banker/Broker - 2.0%

Citigroup Funding, Inc. FRS Company Guar. Notes 2.61% due 05/28/2013	5,000,000	5,021,550
Citigroup Funding, Inc. FRS Company Guar. Notes 4.24% due 03/30/2020	3,000,000	3,401,490
Lehman Brothers Holdings, Inc. Escrow Notes 0.00% due 04/14/2011†	400,000	97,000
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	148,835
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	242,500

		8,911,375

Insurance-Life/Health - 1.6%

Pacific Life Global Funding FRS Bonds 3.94% due 02/06/2016*	3,300,000	3,307,953
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	352,900
Prudential Financial, Inc. FRS Senior Notes 4.49% due 05/23/2018	2,000,000	2,139,240
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	1,000,000	1,040,000

		6,840,093

Insurance-Multi-line - 1.3%

Monumental Global Funding III FRS Senior Sec. Notes 3.94% due 05/22/2018*	5,000,000	5,736,141

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	380,000	379,962

Metal-Iron - 0.2%

Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018	850,000	878,351

Pipelines - 0.1%

El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	350,000	336,030

Savings & Loans/Thrifts - 0.0%

Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	140,000	143,826

Special Purpose Entity - 0.2%

Strats-Daimler Chrysler FRS Bonds 3.74% due 11/15/2013*(2)	1,000,000	1,020,700

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	200,000	207,224

Total U.S. Corporate Bonds & Notes
(cost $79,072,156)		81,270,571

FOREIGN CORPORATE BONDS & NOTES - 4.0%
Banks-Commercial - 1.3%

Banco Bradesco SA FRS Senior Notes 2.39% due 05/16/2014*	1,500,000	1,509,487
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 0.74% due 02/26/2016*	1,000,000	998,510
Barclays Bank PLC FRS Senior Notes 2.61% due 03/10/2017	2,000,000	2,099,000
Standard Chartered PLC FRS Sub. Notes 6.41% due 01/30/2017*(1)	1,000,000	1,014,352

		5,621,349

Diversified Banking Institutions - 1.3%

BNP Paribas SA FRS Jr. Sub. Notes 5.19% due 06/29/2015*(1)	1,000,000	965,000
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	300,000	308,808
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.51% due 03/31/2018	2,000,000	2,113,600
UBS AG FRS Notes 3.84% due 04/09/2020	2,000,000	2,161,720

		5,549,128

Diversified Financial Services - 0.2%

Svensk Exportkredit AB FRS Senior Notes 0.60% due 01/23/2017	1,000,000	1,002,707

Diversified Manufacturing Operations - 0.0%

Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	200,000	200,332

Diversified Minerals - 0.2%

Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/2017		800,000	834,343

Electric-Integrated - 0.1%

Electricite de France SA VRS Sub. Notes 5.25% due 01/29/2023*(1)		600,000	590,700

Metal-Diversified - 0.3%

Noranda, Inc. Company Guar. Notes 5.50% due 06/15/2017		1,000,000	1,133,901

Oil Companies-Integrated - 0.2%

Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*		668,000	686,370

SupraNational Banks - 0.1%

Nordic Investment Bank Senior Notes 0.50% due 04/14/2016		300,000	300,000

Telephone-Integrated - 0.3%

Telefonica Emisiones SAU Company Guar. Notes 3.73% due 04/27/2015		1,500,000	1,541,772

Total Foreign Corporate Bonds & Notes
(cost $17,034,480)			17,460,602

FOREIGN GOVERNMENT AGENCIES(4) - 12.8%
Sovereign - 12.8%

Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2014	BRL	5,863,499	3,111,529
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015	BRL	5,198,217	2,842,057
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017	BRL	2,000,000	2,547,880
Government of Australia Bonds 2.67% due 09/20/2030	AUD	2,935,350	3,700,225
Government of Australia Bonds 3.28% due 09/20/2025	AUD	15,313,200	19,834,525
Government of Canada Bonds 1.50% due 12/01/2044	CAD	7,340,620	9,067,988
Government of Canada Bonds 2.00% due 12/01/2041	CAD	2,506,931	3,376,803
Government of Canada Bonds 4.25% due 12/01/2021	CAD	8,755,140	11,843,401
Total Foreign Government Agencies

(cost $47,424,148)			56,324,408

FOREIGN GOVERNMENT TREASURIES - 1.0%
Sovereign - 1.0%

United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2029(4)
(cost $4,424,807)	GBP	2,702,258	4,449,145

U.S. GOVERNMENT AGENCIES - 3.3%
Federal Home Loan Mtg. Corp. - 1.4%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF
0.65% due 12/15/2038		1,876,094	1,884,957
Series 3925, Class FL
0.65% due 01/15/2041		1,797,291	1,807,181
Series 4001, Class FM
0.70% due 02/15/2042		905,119	911,946
Series 3355, Class BF
0.90% due 08/15/2037		1,461,705	1,471,156

			6,075,240

Federal National Mtg. Assoc. - 1.7%

Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF
0.60% due 09/25/2042		2,819,835	2,833,167
Series 2011-103, Class FD
0.65% due 05/25/2040		4,640,653	4,666,603

			7,499,770

Government National Mtg. Assoc. - 0.2%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.75% due 02/16/2040		1,093,606	1,105,905

Total U.S. Government Agencies
(cost $14,611,220)			14,680,915

U.S. GOVERNMENT TREASURIES - 54.1%
United States Treasury Bonds TIPS(4) - 26.5%

0.75% due 02/15/2042		2,642,146	2,806,247
1.75% due 01/15/2028		17,427,513	22,164,259
2.00% due 01/15/2026		9,266,929	12,033,256
2.13% due 02/15/2040		2,549,712	3,642,702
2.13% due 02/15/2041		6,291,300	9,049,148
2.38% due 01/15/2025		3,654,540	4,901,652
2.50% due 01/15/2029		9,090,835	12,730,723
3.63% due 04/15/2028		12,777,390	19,967,662
3.88% due 04/15/2029		17,809,073	29,007,916

			116,303,565

United States Treasury Notes TIPS(4) - 27.6%

0.13% due 04/15/2016		10,714,987	11,380,484
0.13% due 04/15/2017		7,683,417	8,287,287
0.50% due 04/15/2015		2,119,160	2,229,091
0.63% due 07/15/2021		1,018,810	1,162,479
1.13% due 01/15/2021		4,723,605	5,561,308
1.25% due 04/15/2014		13,562,625	14,060,631
1.38% due 07/15/2018		8,944,656	10,497,395
1.38% due 01/15/2020		6,371,160	7,584,172
1.63% due 01/15/2015		6,265,338	6,699,995
1.88% due 07/15/2013		6,001,104	6,153,004
1.88% due 07/15/2015		15,346,760	16,870,647
1.88% due 07/15/2019		1,613,145	1,975,472
2.00% due 07/15/2014		6,090,900	6,470,156

2.00% due 01/15/2016	5,784,600	6,456,157
2.38% due 01/15/2017	4,554,560	5,323,497
2.63% due 07/15/2017	8,863,360	10,681,732

		121,393,507

Total U.S. Government Treasuries
(cost $200,744,751)		237,697,072

PREFERRED STOCK - 2.2%
Banks-Commercial - 0.3%

City National Corp. 5.50%	40,000	994,800
Zions Bancorporation 9.50%	20,000	517,000

		1,511,800

Banks-Money Center - 0.3%

National Westminster Bank PLC 7.76%	59,584	1,529,521

Diversified Financial Services - 0.3%

Citigroup Capital XIII FRS 7.88%	40,000	1,130,000

Electric-Integrated - 0.4%

NextEra Energy Capital Holdings, Inc. 5.00%	20,000	490,200
Southern California Edison Co. FRS 4.63%	15,000	1,504,500

		1,994,700

Finance-Consumer Loans - 0.5%

SLM Corp. FRS 3.76%	53,000	1,316,255
SLM Corp. FRS 3.81%	33,871	835,259

		2,151,514

Insurance-Life/Health - 0.3%

Principal Financial Group, Inc. FRS 5.56%	12,800	1,264,000

Real Estate Investment Trusts - 0.1%

Ventas Realty LP/Ventas Capital Corp. 5.45%	10,000	248,700

Total Preferred Stock
(cost $9,293,906)		9,830,235

Total Long-Term Investment Securities
(cost $372,605,468)		421,712,948

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Time Deposits - 4.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013
(cost $17,458,000)	17,458,000	17,458,000

TOTAL INVESTMENTS
(cost $390,063,468)(5)	99.9%	439,170,948
Other assets less liabilities	0.1	379,335

NET ASSETS	100.0%	$439,550,283

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $19,393,109 representing 4.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity—maturity date reflects the next call date.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Denominated In United States dollars unless otherwise indicated.
(4)	Principal amount of security is adjusted for inflation.
(5)	See Note 5 for cost of investments on a tax basis.
AUD-	Australian Dollar
BRL-	Brazilian Dollar
CAD-	Canadian Dollar
GBP-	British Pound
REMIC-	Real Estate Mortgage Investment Conduit
TIPS-	Treasury Inflation Protected Security
FRS-	Floating Rate Security
VRS-	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	$—	$23,110,176	$4,997,500	$28,107,676
Special Purpose Entity	—	—	1,020,700	1,020,700
Other Industries*	—	52,142,195	—	52,142,195
Foreign Corporate Bonds & Notes	—	17,460,602	—	17,460,602
Foreign Government Agencies:	—	56,324,408	—	56,324,408
Foreign Government Treasuries	—	4,449,145	—	4,449,145
U.S. Government Agencies	—	14,680,915	—	14,680,915
U.S. Government Treasuries:
United States Treasury Bonds	—	116,303,565	—	116,303,565
United States Treasury Notes	—	121,393,507	—	121,393,507
Preferred Stock	9,830,235	—	—	9,830,235
Short-Term Investment Securities:
Time Deposits	—	17,458,000	—	17,458,000

Total	$9,830,235	$423,322,513	$6,018,200	$439,170,948

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $20,991,622 were transferred from Level 3 to Level 2 following an reassessment of inputs. There were no additional material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2012	$18,936,734	$8,761,700
Accrued discounts	13,066	1,091
Accrued premiums	—	(7,627)
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	708,602	619,156
Change in unrealized depreciation (1)	(43,600)	—
Net purchases	—	—
Net sales	—	(3,000,000)
Transfers into Level 3	1,020,700	—
Transfers out of Level 3	(14,617,302)	(6,374,320)

Balance as of 02/28/2013	$6,018,200	$—

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2013 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$172,500	$—

The Fund’s securities classified as Level 3, with a fair value of $6,018,200 at February 28, 2013, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount(6)	Value (Note 1)
COMMON STOCK - 95.9%
Australia - 7.9%

AGL Energy, Ltd.#	38,909	$633,513
ALS, Ltd.#	24,223	289,736
Alumina, Ltd.†#	178,150	224,735
Amcor, Ltd.	85,145	800,137
AMP, Ltd.	206,111	1,153,716
APA Group(1)	58,518	367,605
Asciano, Ltd.	70,252	400,415
ASX, Ltd.#	12,240	455,718
Aurizon Holdings, Ltd.	130,131	535,677
Australia & New Zealand Banking Group, Ltd.	191,398	5,614,863
Bendigo and Adelaide Bank, Ltd.#	28,298	287,027
BGP Holdings PLC(2)(3)	835,027	0
BHP Billiton, Ltd.	226,540	8,577,975
Boral, Ltd.#	54,292	286,711
Brambles, Ltd.	109,765	981,046
Caltex Australia, Ltd.	9,936	202,475
CFS Retail Property Trust Group#(1)	138,117	294,856
Coca-Cola Amatil, Ltd.#	40,256	595,822
Cochlear, Ltd.#	4,046	292,767
Commonwealth Bank of Australia	113,352	7,788,753
Computershare, Ltd.	31,466	327,195
Crown, Ltd.	28,293	347,088
CSL, Ltd.	35,419	2,170,725
Dexus Property Group(1)	322,553	359,124
Echo Entertainment Group, Ltd.	52,868	203,048
Federation Centres	96,212	240,776
Flight Centre, Ltd.#	3,783	125,585
Fortescue Metals Group, Ltd.#	99,103	477,800
Goodman Group(1)	119,863	569,319
GPT Group(1)	98,854	396,830
Harvey Norman Holdings, Ltd.#	34,943	88,874
Iluka Resources, Ltd.#	29,555	317,588
Incitec Pivot, Ltd.	115,043	379,560
Insurance Australia Group, Ltd.	146,590	851,989
Leighton Holdings, Ltd.	10,693	257,877
Lend Lease Group(1)	38,393	417,656
Macquarie Group, Ltd.	22,722	875,458
Metcash, Ltd.#	62,630	261,012
Mirvac Group(1)	240,805	403,391
National Australia Bank, Ltd.	163,505	5,043,770
Newcrest Mining, Ltd.	54,024	1,250,443
Orica, Ltd.#	25,792	719,489
Origin Energy, Ltd.	77,141	958,944
OZ Minerals, Ltd.#	21,069	136,873
Qantas Airways, Ltd.†	81,744	137,353
QBE Insurance Group, Ltd.	84,247	1,151,404
Ramsay Health Care, Ltd.	9,314	305,583
Rio Tinto, Ltd.	30,762	2,106,836
Santos, Ltd.	67,918	930,317
Sims Metal Management, Ltd.#	11,123	123,728
Sonic Healthcare, Ltd.	26,538	364,050
SP AusNet(1)	114,620	139,324
Stockland(1)	154,949	595,105
Suncorp Group, Ltd.#	90,670	1,043,770
Sydney Airport(1)	14,618	47,333
Tabcorp Holdings, Ltd.	52,391	170,177
Tatts Group, Ltd.#	97,859	318,866
Telstra Corp., Ltd.	309,042	1,448,930
Toll Holdings, Ltd.#	49,151	310,269
Transurban Group(1)	94,473	594,437
Treasury Wine Estates, Ltd.	46,611	252,337
Wesfarmers, Ltd.	70,992	2,975,283
Westfield Group(1)	150,348	1,720,018
Westfield Retail Trust(1)	203,705	661,677
Westpac Banking Corp.	217,071	6,822,548
Whitehaven Coal, Ltd.#	30,250	86,517
Woodside Petroleum, Ltd.#	46,541	1,782,725
Woolworths, Ltd.	86,883	3,099,922
WorleyParsons, Ltd.	14,611	397,586

		74,550,056

Austria - 0.4%

Andritz AG	21,820	1,538,873
Erste Group Bank AG†	8,160	262,870
Immoeast AG†(2)(3)	13,480	0
IMMOFINANZ AG	31,288	130,918
OMV AG	42,495	1,849,681
Raiffeisen Bank International AG	2,132	80,622
Telekom Austria AG	6,928	45,767
Verbund AG#	2,986	62,062
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,691	85,636
Voestalpine AG	4,317	145,748

		4,202,177

Belgium - 1.1%

Ageas	8,555	291,343
Anheuser-Busch InBev NV	61,430	5,755,145
Belgacom SA	78,351	2,190,053
Colruyt SA	16,883	831,960
Delhaize Group SA	3,723	179,938
Groupe Bruxelles Lambert SA	3,041	242,935
KBC Groep NV	8,528	316,309
Solvay SA#	2,177	311,077
Telenet Group Holding NV	1,721	88,110
UCB SA	4,176	241,250
Umicore SA	3,842	192,059

		10,640,179

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings, Ltd.	36,000	235,572
Credicorp, Ltd.	3,200	479,936
First Pacific Co., Ltd.	144,000	189,386
Haier Electronics Group Co., Ltd.†	462,000	833,978
Kerry Properties, Ltd.	51,500	264,286
Li & Fung, Ltd.#	412,000	552,478
Noble Group, Ltd.	281,000	268,883
NWS Holdings, Ltd.	102,000	194,120
Orient Overseas International, Ltd.	16,500	116,374
Seadrill, Ltd.	12,563	457,159
Shangri-La Asia, Ltd.	110,000	256,718
Yue Yuen Industrial Holdings, Ltd.	51,000	172,617

		4,021,507

Brazil - 0.8%

All America Latina Logistica SA	24,300	120,309
Amil Participacoes SA	7,800	123,459
Anhanguera Educacional Participacoes SA	6,600	136,708
Arteris SA	4,984	53,632
Banco Bradesco SA	3,800	67,614
Banco do Brasil SA	21,900	291,425
Banco Santander Brasil SA(1)	32,000	232,474
BM&FBovespa SA	58,200	394,292
BR Malls Participacoes SA	10,600	137,092
BR Properties SA	4,600	57,169
BRF - Brasil Foods SA	18,100	392,743

CCR SA	34,800	348,985
Centrais Eletricas Brasileiras SA	18,700	65,659
CETIP SA - Mercados Organizados	6,700	80,898
Cia de Saneamento Basico do Estado de Sao Paulo	2,200	106,666
Cia de Saneamento de Minas Gerais-COPASA	1,807	46,832
Cia Hering	5,700	110,608
Cia Siderurgica Nacional SA	22,100	111,650
Cielo SA	10,900	327,264
Cosan SA Industria e Comercio	10,500	247,514
CPFL Energia SA	10,900	111,126
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,500	74,720
Duratex SA	1,700	14,214
EcoRodovias Infraestrutura e Logistica SA	12,500	108,429
EDP - Energias do Brasil SA	16,000	97,080
Embraer SA	9,400	79,402
Fibria Celulose SA†	7,650	86,688
Hypermarcas SA†	6,100	53,900
JBS SA†	13,200	45,747
Light SA	3,500	34,127
Localiza Rent a Car SA	4,500	85,344
Lojas Renner SA	2,000	76,144
MPX Energia SA†	4,300	22,832
MRV Engenharia e Participacoes SA	19,100	122,547
Multiplan Empreendimentos Imobiliarios SA	1,700	48,654
Multiplus SA	1,400	26,063
Natura Cosmeticos SA	1,900	49,050
Odontoprev SA	13,400	62,011
OGX Petroleo e Gas Participacoes SA†	34,100	54,266
Oi SA	11,200	47,812
PDG Realty SA Empreendimentos e Participacoes	36,000	58,381
Petroleo Brasileiro SA	92,400	676,405
Raia Drogasil SA Company Guar. Notes	2,500	28,822
Souza Cruz SA	14,400	229,815
Sul America SA(1)	4,400	41,946
Tim Participacoes SA	12,700	55,499
Totvs SA	4,100	90,621
Tractebel Energia SA	6,500	114,934
Ultrapar Participacoes SA	9,200	238,436
Vale SA	56,800	1,084,692

		7,372,700

Cayman Islands - 0.3%

Agile Property Holdings, Ltd.	148,000	190,448
ASM Pacific Technology, Ltd.#	13,700	181,239
Belle International Holdings, Ltd.	480,000	882,562
China Mengniu Dairy Co., Ltd.	80,000	222,807
MGM China Holdings, Ltd.	65,200	158,049
Sands China, Ltd.	170,800	810,439
Tencent Holdings, Ltd.	11,600	401,444
Wynn Macau, Ltd.†#	110,800	293,587

		3,140,575

China - 1.7%

Agricultural Bank of China, Ltd., Class H	700,000	361,029
Anhui Conch Cement Co., Ltd., Class H	214,000	780,881
AviChina Industry & Technology Co., Ltd., Class H	1,484,000	679,277
Bank of China, Ltd., Class H	1,919,000	908,083
Bank of Communications Co., Ltd., Class H	1,146,000	907,272
Beijing Capital International Airport Co., Ltd., Class H	920,000	723,606
China BlueChemical, Ltd., Class H	1,070,000	682,926
China Communications Construction Co., Ltd., Class H	715,575	677,229
China Communications Services Corp., Ltd., Class H	952,000	599,020
China Construction Bank Corp., Class H	2,658,302	2,193,658
China Life Insurance Co., Ltd., Class H	73,000	219,312
China Merchants Bank Co., Ltd., Class H	240,500	521,586
China Oilfield Services, Ltd., Class H	398,000	845,717
China Petroleum & Chemical Corp., Class H	1,166,000	1,326,025
China Railway Group, Ltd., Class H	364,000	196,183
China Shenhua Energy Co., Ltd., Class H	273,000	1,034,891
China Southern Airlines Co., Ltd., Class H	512,000	281,232
China Telecom Corp., Ltd., Class H	148,000	76,714
China Vanke Co., Ltd., Class B	430,900	875,068
Chongqing Rural Commercial Bank, Class H	972,000	547,687
Great Wall Motor Co., Ltd., Class H	81,500	319,459
Industrial & Commercial Bank of China, Ltd., Class H	1,084,000	778,519
Jiangsu Expressway Co., Ltd., Class H	22,000	22,211
PetroChina Co., Ltd., Class H	120,000	164,939

		15,722,524

Colombia - 0.1%

Almacenes Exito SA	11,878	229,368
Bancolombia SA	7,913	125,735
Cementos Argos SA	13,126	67,350
Corp Financiera Colombiana SA	5,196	101,713
Ecopetrol SA	128,032	368,026
Grupo Argos SA	15,771	197,692
Interconexion Electrica SA ESP	18,393	99,449
Isagen SA ESP	51,498	72,594

		1,261,927

Czech Republic - 0.1%

CEZ AS	12,176	366,822
Telefonica Czech Republic AS	17,507	289,551

		656,373

Denmark - 1.7%
AP Moeller - Maersk A/S, Series A	240	1,847,172
AP Moeller - Maersk A/S, Series B	235	1,879,457
Carlsberg A/S, Class B	24,029	2,469,518
Coloplast A/S	39,595	2,065,139
Danske Bank A/S†	23,475	436,895
DSV A/S	57,554	1,413,747
Novo Nordisk A/S, Class B	28,186	4,922,489
Novozymes A/S, Class B	8,988	313,309
TDC A/S#	22,278	167,719
Tryg A/S	815	65,680
William Demant Holding A/S†#	1,090	87,137

		15,668,262

Egypt - 0.0%

Commercial International Bank Egypt SAE	27,337	137,854

Egyptian Kuwaiti Holding Co SAE	77,525	89,154
National Societe Generale Bank SAE	7,602	42,745
Orascom Construction Industries†	302	11,560
Orascom Telecom Holding SAE†	134,444	82,976

		364,289

Finland - 0.4%

Elisa Oyj	4,790	100,933
Fortum Oyj	19,085	364,029
Kesko Oyj, Class B	1,879	58,703
Kone Oyj, Class B#	5,562	450,211
Metso Oyj	4,625	198,656
Neste Oil Oyj#	4,014	60,423
Nokia Oyj#	206,893	749,823
Nokian Renkaat Oyj	3,772	171,423
Orion Oyj, Class B	3,270	96,909
Pohjola Bank PLC, Class A	5,748	91,177
Sampo, Class A	15,457	571,292
Stora Enso Oyj, Class R	20,787	139,763
UPM-Kymmene Oyj	19,990	233,707
Wartsila Oij Abp#	6,205	286,773

		3,573,822

France - 7.5%

Accor SA	12,899	465,297
Aeroports de Paris	8,510	718,832
Air Liquide SA	25,788	3,137,812
Alstom SA	11,413	503,628
Arkema SA	2,344	238,145
AtoS	8,752	650,035
AXA SA	237,819	4,130,996
BNP Paribas SA	107,707	6,061,288
Bouygues SA	46,896	1,324,910
Bureau Veritas SA	1,923	248,019
Cap Gemini SA	7,640	375,985
Carrefour SA	21,708	591,757
Casino Guichard Perrachon SA	7,034	707,109
Christian Dior SA	15,171	2,534,241
Cie de St-Gobain	14,231	567,690
Cie Generale d’Optique Essilor International SA	7,241	747,298
Cie Generale de Geophysique - Veritas†	5,341	132,625
Cie Generale des Etablissements Michelin	16,074	1,436,241
CNP Assurances	13,371	199,004
Credit Agricole SA†	36,440	342,534
Danone SA	59,199	4,110,908
Dassault Systemes SA	22,089	2,507,200
Edenred	6,455	223,324
Electricite de France SA#	112,149	2,120,837
Eurazeo	1,363	74,328
Eutelsat Communications SA	6,217	223,978
Fonciere Des Regions	20,827	1,723,073
France Telecom SA	199,777	1,935,014
GDF Suez	47,877	905,084
Gecina SA	4,869	552,717
Groupe Eurotunnel SA	20,777	175,827
ICADE	947	85,135
Iliad SA	853	163,259
Imerys SA	20,608	1,388,824
JCDecaux SA	9,080	246,571
Klepierre	3,354	137,823
L’Oreal SA	8,798	1,315,747
Lafarge SA	6,685	450,693
Lagardere SCA	4,570	163,120
Legrand SA	40,642	1,868,513
LVMH Moet Hennessy Louis Vuitton SA	9,147	1,575,132
Natixis	428,171	1,784,882
Pernod-Ricard SA	7,637	990,966
Peugeot SA†#	7,028	53,199
PPR	2,712	607,930
Publicis Groupe SA	6,366	420,709
Remy Cointreau SA	879	111,086
Renault SA	6,896	437,684
Rexel SA	4,982	115,515
Safran SA	8,300	380,129
Sanofi	58,054	5,501,010
Schneider Electric SA	18,933	1,456,383
SCOR SE	5,515	155,990
Societe BIC SA	965	112,644
Societe Generale SA†	25,367	973,997
Sodexo	3,460	320,450
Suez Environnement Co.	10,830	144,431
Technip SA	3,663	396,734
Thales SA	2,875	101,287
Total SA	103,245	5,161,839
Unibail-Rodamco SE	3,310	764,018
Vallourec SA	3,972	211,730
Veolia Environnement SA	11,423	143,734
Vinci SA	16,420	759,946
Vivendi SA	143,244	3,014,636
Wendel SA	1,209	133,155
Zodiac Aerospace	1,303	146,603

		71,461,240

Germany - 7.1%

Adidas AG	40,420	3,683,368
Allianz SE	16,521	2,258,272
Axel Springer AG	1,610	75,880
BASF SE#	80,033	7,541,875
Bayer AG	80,097	7,932,726
Bayerische Motoren Werke AG	39,445	3,640,866
Beiersdorf AG	4,613	402,243
Brenntag AG	1,839	262,179
Celesio AG	9,635	174,219
Commerzbank AG†	754,119	1,391,155
Continental AG	10,775	1,264,791
Daimler AG	35,929	2,142,012
Deutsche Bank AG	93,361	4,277,029
Deutsche Boerse AG	6,914	428,627
Deutsche Lufthansa AG	9,035	182,243
Deutsche Post AG	56,745	1,273,123
Deutsche Telekom AG	391,016	4,199,807
E.ON SE	64,942	1,084,400
Fraport AG Frankfurt Airport Services Worldwide#	1,480	87,954
Fresenius Medical Care AG & Co. KGaA	7,539	517,028
Fresenius SE & Co. KGaA	4,450	546,925
GEA Group AG	6,628	236,015
Hannover Rueckversicherung AG	2,284	178,704
HeidelbergCement AG	5,121	353,140
Henkel AG & Co. KGaA	4,733	350,173
Hochtief AG†	1,285	86,465
Hugo Boss AG	999	115,830
Infineon Technologies AG	42,907	367,529
K+S AG#	6,371	299,477
Kabel Deutschland Holding AG	7,839	679,858
Lanxess AG	22,546	1,910,915
Linde AG	24,407	4,425,985
MAN SE	1,425	163,716
Merck KGaA	14,969	2,110,619

Metro AG	15,330	474,334
Muenchener Rueckversicherungs AG	10,688	1,921,426
RWE AG	75,588	2,776,471
Salzgitter AG	1,780	84,926
SAP AG	39,137	3,058,053
Siemens AG	36,825	3,827,880
Suedzucker AG	4,808	210,596
ThyssenKrupp AG†	14,154	319,220
United Internet AG	2,934	69,198
Volkswagen AG	1,120	230,811

		67,618,063

Greece - 0.2%

Coca-Cola Hellenic Bottling Co. SA	70,052	1,911,438
OPAP SA	9,175	78,099

		1,989,537

Guernsey - 0.0%

Resolution, Ltd.	53,648	212,582

Hong Kong - 3.0%

AIA Group, Ltd.	849,400	3,701,805
Bank of East Asia, Ltd.#	109,600	445,856
BOC Hong Kong Holdings, Ltd.	260,000	874,981
Cathay Pacific Airways, Ltd.#	81,000	151,648
Cheung Kong Holdings, Ltd.	98,000	1,523,905
China Mobile, Ltd.	134,012	1,475,660
China Overseas Land & Investment, Ltd.	366,000	1,113,724
CLP Holdings, Ltd.	125,000	1,077,447
CNOOC, Ltd.	891,000	1,753,141
Fosun International, Ltd.	94,000	61,086
Galaxy Entertainment Group, Ltd.†	149,000	626,309
Guangdong Investment, Ltd.	936,000	806,189
Hang Lung Properties, Ltd.	158,000	609,134
Hang Seng Bank, Ltd.	53,500	862,280
Henderson Land Development Co., Ltd.	68,000	476,095
HKT Trust/HKT, Ltd.(1)	12,086	11,999
Hong Kong & China Gas Co., Ltd.	370,000	1,037,637
Hong Kong Exchanges and Clearing, Ltd.	77,000	1,386,985
Hopewell Holdings, Ltd.	41,500	182,468
Hutchison Whampoa, Ltd.	151,000	1,627,676
Hysan Development Co., Ltd.	45,000	231,800
Link REIT	161,500	863,141
MTR Corp., Ltd.	106,500	440,798
New World Development Co., Ltd.	261,000	477,874
PCCW, Ltd.	278,000	133,344
Power Assets Holdings, Ltd.	98,500	880,145
Shougang Fushan Resources Group, Ltd.	1,532,000	673,593
Sino Land Co., Ltd.	208,000	378,689
SJM Holdings, Ltd.	137,000	340,928
Sun Hung Kai Properties, Ltd.	111,000	1,714,606
Swire Pacific, Ltd., Class A	48,000	621,383
Swire Properties, Ltd.	83,400	312,927
Wharf Holdings, Ltd.	107,000	937,471
Wheelock & Co., Ltd.	65,000	352,004
Wing Hang Bank, Ltd.	12,000	132,601

		28,297,329

Hungary - 0.0%

Magyar Telekom Telecommunications PLC	45,490	81,803
MOL Hungarian Oil and Gas PLC	1,341	103,035

		184,838

India - 0.7%

Asian Paints, Ltd.	9,969	780,955
Bajaj Auto, Ltd.	12,413	452,451
Bank of India	10,130	59,406
Bharat Heavy Electricals, Ltd.	58,658	217,899
Canara Bank	36,567	283,772
Cipla, Ltd.	111,537	733,944
Coal India, Ltd.	119,849	689,509
HCL Technologies, Ltd.	64,299	856,729
Hindustan Unilever, Ltd.	107,192	876,667
Infosys, Ltd.	27,671	1,483,187
Oil & Natural Gas Corp., Ltd.	27,470	158,039
Satyam Computer Services, Ltd.†	81,435	178,347

		6,770,905

Indonesia - 0.3%

Adaro Energy Tbk PT	2,598,500	422,170
Bank Central Asia Tbk PT	525,500	598,179
Bank Negara Indonesia Persero Tbk PT	1,038,000	494,107
Indocement Tunggal Prakarsa Tbk PT	59,000	134,015
Telekomunikasi Indonesia Persero Tbk PT	787,500	876,041

		2,524,512

Ireland - 0.2%

CRH PLC (ISE)	1,932	42,147
CRH PLC (LSE)	24,289	530,199
Elan Corp. PLC (ISE)†	16,962	189,271
Elan Corp. PLC (LSE)†	84,061	937,997
Irish Bank Resolution Corp., Ltd.†(2)(3)	31,152	0
James Hardie Industries CDI	31,274	313,060
Kerry Group PLC, Class A (ISE)	5,020	281,554
Kerry Group PLC, Class A (LSE)	469	26,237

		2,320,465

Isle of Man - 0.1%

Genting Singapore PLC#	433,000	550,690

Israel - 0.5%

Bank Hapoalim BM†	77,569	344,008
Bank Leumi Le-Israel BM†	92,035	328,117
Bezeq The Israeli Telecommunication Corp., Ltd.	140,150	179,634
Delek Group, Ltd.	334	88,362
Israel Chemicals, Ltd.	32,722	422,930
Israel Corp., Ltd.	170	122,130
Mellanox Technologies, Ltd.†	2,628	135,513
Mizrahi Tefahot Bank, Ltd.†	9,157	96,138
NICE Systems, Ltd.†	4,273	153,258
Teva Pharmaceutical Industries, Ltd.	65,867	2,467,075

		4,337,165

Italy - 2.1%

Assicurazioni Generali SpA	46,763	758,259
Atlantia SpA	20,883	361,245
Banca Monte dei Paschi di Siena SpA†#	500,781	137,951
Banco Popolare SC†	599,403	1,011,055
Enel Green Power SpA	58,947	109,050
Enel SpA	992,305	3,591,135
Eni SpA	282,603	6,441,906
Exor SpA	2,073	58,079
Fiat Industrial SpA	61,814	751,732
Fiat SpA†#	32,341	173,536
Finmeccanica SpA†#	16,696	82,089
Intesa Sanpaolo SpA	533,869	866,362

Intesa Sanpaolo SpA RSP	1,122,936	1,554,012
Luxottica Group SpA	6,123	284,262
Mediobanca SpA	17,347	105,491
Pirelli & C. SpA#	7,785	90,406
Prysmian SpA	7,829	170,591
Saipem SpA	9,890	264,435
Snam SpA	60,500	286,876
Telecom Italia SpA	505,688	373,344
Telecom Italia SpA RSP	524,661	338,376
Terna Rete Elettrica Nazionale SpA	44,017	184,007
UniCredit SpA†	195,796	994,878
Unione di Banche Italiane SCPA	178,398	817,039

		19,806,116

Japan - 17.2%

ABC-Mart, Inc.#	6,800	237,329
ACOM Co., Ltd.†	1,150	28,474
Advantest Corp.#	3,900	55,961
Aeon Co., Ltd.#	15,700	176,496
Aeon Credit Service Co., Ltd.#	1,800	41,907
Aeon Mall Co., Ltd.#	29,600	733,853
Air Water, Inc.	4,000	54,202
Aisin Seiki Co., Ltd.	6,200	224,415
Ajinomoto Co., Inc.	121,000	1,604,369
Alfresa Holdings Corp.	4,300	211,776
All Nippon Airways Co., Ltd.#	500,000	1,024,922
Amada Co., Ltd.	118,000	770,202
Aozora Bank, Ltd.	49,000	148,549
Asahi Glass Co., Ltd.	54,000	367,030
Asahi Group Holdings, Ltd.	10,100	254,979
Asahi Kasei Corp.	244,000	1,442,572
Asics Corp.	19,800	311,024
Astellas Pharma, Inc.	13,100	708,070
Bank of Kyoto, Ltd.	81,000	707,843
Bank of Yokohama, Ltd.	278,000	1,430,640
Benesse Holdings, Inc.	1,700	70,520
Bridgestone Corp.	78,700	2,414,746
Brother Industries, Ltd.	31,000	324,415
Calbee, Inc.#	400	34,092
Canon, Inc.	100,800	3,659,424
Casio Computer Co., Ltd.#	16,600	131,453
Central Japan Railway Co.	21,400	2,080,203
Chiba Bank, Ltd.	199,000	1,268,842
Chiyoda Corp.	72,000	898,738
Chubu Electric Power Co., Inc.	16,900	211,865
Chugai Pharmaceutical Co., Ltd.	61,000	1,319,506
Chugoku Bank, Ltd.	15,000	219,927
Chugoku Electric Power Co., Inc.	80,300	1,009,273
Citizen Holdings Co., Ltd.	45,500	246,914
Coca-Cola West Co., Ltd.	30,100	515,360
Cosmo Oil Co., Ltd.	13,971	32,859
Credit Saison Co., Ltd.	13,000	276,297
Dai Nippon Printing Co., Ltd.#	15,000	131,891
Dai-ichi Life Insurance Co., Ltd.	1,075	1,507,714
Daicel Corp.	8,000	61,538
Daido Steel Co., Ltd.	7,000	37,232
Daihatsu Motor Co., Ltd.	47,000	954,806
Daiichi Sankyo Co., Ltd.	107,200	1,918,705
Daikin Industries, Ltd.	6,100	226,060
Dainippon Sumitomo Pharma Co., Ltd.	38,000	548,948
Daito Trust Construction Co., Ltd.	5,200	465,638
Daiwa House Industry Co., Ltd.	91,000	1,670,968
Daiwa Securities Group, Inc.	44,000	272,003
Dena Co., Ltd.#	25,000	701,262
Denki Kagaku Kogyo KK	30,000	114,252
Denso Corp.	60,200	2,526,465
Dentsu, Inc.#	48,900	1,521,497
Don Quijote Co., Ltd.	1,400	55,130
East Japan Railway Co.	18,100	1,335,678
Eisai Co., Ltd.#	37,600	1,675,348
Electric Power Development Co., Ltd.	41,600	1,068,163
FamilyMart Co., Ltd.#	16,200	682,501
FANUC Corp.	7,100	1,096,138
Fast Retailing Co., Ltd.#	6,100	1,673,568
Fuji Electric Co., Ltd.	156,000	446,003
Fuji Heavy Industries, Ltd.	15,000	224,296
FUJIFILM Holdings Corp.	67,100	1,288,575
Fujitsu, Ltd.	272,000	1,250,102
Fukuoka Financial Group, Inc.	139,000	631,341
Furukawa Electric Co., Ltd.†	17,000	38,515
Gree, Inc.#	35,000	425,936
GS Yuasa Corp.#	10,000	43,370
Gunma Bank, Ltd.	80,000	434,998
Hachijuni Bank, Ltd.	113,000	604,682
Hakuhodo DY Holdings, Inc.	4,090	310,644
Hamamatsu Photonics KK	1,900	75,434
Hankyu Hanshin Holdings, Inc.	225,000	1,235,570
Hino Motors, Ltd.	111,000	1,172,392
Hirose Electric Co., Ltd.#	800	96,666
Hiroshima Bank, Ltd.	13,000	54,558
Hisamitsu Pharmaceutical Co., Inc.#	1,600	92,696
Hitachi Chemical Co., Ltd.	2,700	37,023
Hitachi Construction Machinery Co., Ltd.	2,800	64,313
Hitachi High-Technologies Corp.	10,400	214,979
Hitachi Metals, Ltd.	4,000	37,415
Hitachi, Ltd.	481,000	2,698,457
Hokkaido Electric Power Co., Inc.	4,800	42,516
Hokuriku Electric Power Co.	4,400	50,556
Honda Motor Co., Ltd.	88,500	3,298,819
Hoya Corp.	11,400	218,677
Hulic Co., Ltd.#	6,900	51,737
Ibiden Co., Ltd.	3,200	50,094
Idemitsu Kosan Co., Ltd.	8,800	800,345
IHI Corp.	63,000	176,718
Inpex Corp.	328	1,744,568
Isetan Mitsukoshi Holdings, Ltd.	102,000	1,129,054
Isuzu Motors, Ltd.	237,000	1,457,439
ITOCHU Corp.	39,400	454,828
ITOCHU Techno-Solutions Corp.	4,700	205,362
Iyo Bank, Ltd.	7,000	59,661
J. Front Retailing Co., Ltd.	13,000	76,858
Japan Airlines Co., Ltd.†	1,600	75,952
Japan Exchange Group, Inc.	1,300	99,018
Japan Petroleum Exploration Co.	3,100	117,558
Japan Prime Realty Investment Corp.	20	58,884
Japan Real Estate Investment Corp.	16	175,553
Japan Retail Fund Investment Corp.	54	105,565
Japan Steel Works, Ltd.#	174,000	1,017,456
Japan Tobacco, Inc.	31,700	1,000,351
JFE Holdings, Inc.	12,900	276,538
JGC Corp.	5,000	137,987
Joyo Bank, Ltd.	25,000	124,879
JSR Corp.	4,700	95,836
JTEKT Corp.	5,800	57,819
Jupiter Telecommunications Co., Ltd.	55	72,985
JX Holdings, Inc.	58,800	359,055
Kajima Corp.	147,000	434,545
Kamigumi Co., Ltd.	6,000	51,980
Kaneka Corp.	78,000	431,697
Kansai Electric Power Co., Inc.	19,700	170,029
Kansai Paint Co., Ltd.	6,000	63,567
Kao Corp.	65,700	2,100,926
Kawasaki Heavy Industries, Ltd.	426,000	1,355,810

KDDI Corp.	8,700	653,274
Keikyu Corp.#	12,000	106,031
Keio Corp.	15,000	119,916
Keisei Electric Railway Co., Ltd.	7,000	66,836
Keyence Corp.	1,200	338,030
Kikkoman Corp.	4,000	62,186
Kinden Corp.	4,000	26,540
Kintetsu Corp.#	43,000	180,926
Kirin Holdings Co., Ltd.	36,000	522,386
Kobe Steel, Ltd.†	712,000	960,190
Koito Manufacturing Co., Ltd.	2,975	48,497
Komatsu, Ltd.	28,100	708,791
Konami Corp.	4,400	85,494
Konica Minolta Holdings, Inc.	31,000	236,789
Kubota Corp.	29,000	350,102
Kuraray Co., Ltd.	9,000	122,343
Kurita Water Industries, Ltd.	49,100	981,046
Kyocera Corp.	4,000	347,826
Kyowa Hakko Kirin Co., Ltd.	34,000	356,176
Kyushu Electric Power Co., Inc.	11,200	107,420
Lawson, Inc.#	3,100	230,435
LIXIL Group Corp.	7,000	143,489
M3, Inc.#	18	30,994
Mabuchi Motor Co., Ltd.#	600	29,518
Makita Corp.	2,900	131,406
Marubeni Corp.	97,000	708,480
Marui Group Co., Ltd.	5,800	49,496
Maruichi Steel Tube, Ltd.	7,100	173,651
Mazda Motor Corp.†	71,000	213,712
McDonald’s Holdings Co. Japan, Ltd.#	1,700	42,587
Medipal Holdings Corp.	3,800	49,114
MEIJI Holdings Co., Ltd.	1,600	68,875
Miraca Holdings, Inc.	1,500	72,419
Mitsubishi Chemical Holdings Corp.	290,500	1,363,335
Mitsubishi Corp.	74,400	1,476,120
Mitsubishi Electric Corp.	249,000	2,028,212
Mitsubishi Estate Co., Ltd.	44,000	1,096,558
Mitsubishi Gas Chemical Co., Inc.	10,000	70,774
Mitsubishi Heavy Industries, Ltd.	80,000	443,629
Mitsubishi Logistics Corp.	3,000	48,775
Mitsubishi Materials Corp.	248,000	754,515
Mitsubishi Motors Corp.†	1,052,000	1,157,665
Mitsubishi Tanabe Pharma Corp.	5,900	83,704
Mitsubishi UFJ Financial Group, Inc.	957,200	5,297,698
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,520	70,269
Mitsui & Co., Ltd.	78,100	1,157,724
Mitsui Chemicals, Inc.#	78,000	185,133
Mitsui Fudosan Co., Ltd.	22,000	559,672
Mitsui OSK Lines, Ltd.	28,000	98,177
Mizuho Financial Group, Inc.#	1,132,400	2,492,282
MS&AD Insurance Group Holdings	23,000	475,930
Murata Manufacturing Co., Ltd.	5,300	341,364
Nabtesco Corp.#	2,700	49,782
Namco Bandai Holdings, Inc.	7,600	120,859
NEC Corp.†#	531,000	1,311,889
Nexon Co., Ltd.	36,800	333,896
NGK Insulators, Ltd.#	7,000	75,521
NGK Spark Plug Co., Ltd.#	10,000	151,904
NHK Spring Co., Ltd.	4,300	37,438
Nidec Corp.#	2,800	164,333
Nikon Corp.	8,900	199,719
Nintendo Co., Ltd.	2,800	270,666
Nippon Building Fund, Inc.	18	201,381
Nippon Electric Glass Co., Ltd.	26,000	127,910
Nippon Express Co., Ltd.#	265,000	1,163,610
Nippon Meat Packers, Inc.	4,000	62,488
Nippon Paper Group, Inc.#	2,600	45,273
Nippon Steel & Sumitomo Metal Corp.	199,000	538,882
Nippon Telegraph & Telephone Corp.	51,000	2,338,440
Nippon Yusen KK	42,000	105,578
Nishi-Nippon City Bank, Ltd.	18,000	47,190
Nissan Motor Co., Ltd.	77,600	784,456
Nisshin Seifun Group, Inc.	5,000	65,595
Nissin Foods Holdings Co., Ltd.	1,500	59,634
Nitori Holdings Co., Ltd.	900	67,095
Nitto Denko Corp.	4,300	252,832
NKSJ Holdings, Inc.	9,800	207,546
NOK Corp.#	2,700	37,227
Nomura Holdings, Inc.	421,600	2,419,799
Nomura Real Estate Holdings, Inc.#	2,500	44,908
Nomura Real Estate Office Fund, Inc.	164	1,006,754
Nomura Research Institute, Ltd.	2,600	58,906
NSK, Ltd.	28,000	218,405
NTT Data Corp.	33	104,778
NTT DOCOMO, Inc.#	910	1,407,854
NTT Urban Development Corp.	30	30,553
Obayashi Corp.	17,000	87,485
Odakyu Electric Railway Co., Ltd.#	16,000	168,821
OJI Holdings Corp.#	21,000	79,976
Olympus Corp.†	7,300	160,113
Omron Corp.	5,300	128,369
Ono Pharmaceutical Co., Ltd.	2,200	116,776
Oracle Corp. Japan	10,500	441,795
Oriental Land Co., Ltd.	1,300	192,006
ORIX Corp.#	12,830	1,428,478
Osaka Gas Co., Ltd.	49,000	190,312
Otsuka Corp.	400	40,608
Otsuka Holdings Co., Ltd.	44,000	1,408,911
Panasonic Corp.#	214,800	1,548,025
Park24 Co, Ltd.	2,600	47,518
Rakuten, Inc.	19,000	164,192
Resona Holdings, Inc.	49,400	226,508
Ricoh Co., Ltd.#	17,000	182,307
Rinnai Corp.	1,500	107,617
Rohm Co., Ltd.	2,500	88,602
Sankyo Co., Ltd.	1,300	54,769
Sanrio Co., Ltd.#	2,400	94,897
Santen Pharmaceutical Co., Ltd.	1,900	85,068
SBI Holdings, Inc.	5,874	46,642
Secom Co., Ltd.	5,500	282,447
Sega Sammy Holdings, Inc.	5,200	95,989
Sekisui Chemical Co., Ltd.	11,000	106,689
Sekisui House, Ltd.	14,000	162,067
Seven & I Holdings Co., Ltd.#	82,100	2,396,835
Seven Bank, Ltd.	14,300	37,644
Sharp Corp.#	26,000	82,468
Shikoku Electric Power Co., Inc.#	4,400	53,879
Shimadzu Corp.	6,000	37,933
Shimamura Co., Ltd.	1,000	102,169
Shimano, Inc.	2,500	179,361
Shimizu Corp.	15,000	48,225
Shin-Etsu Chemical Co., Ltd.	12,200	750,243
Shinsei Bank, Ltd.	40,000	88,035
Shionogi & Co., Ltd.	7,800	158,962
Shiseido Co., Ltd.#	9,400	124,637
Shizuoka Bank, Ltd.	102,000	1,013,507
Showa Denko KK#	37,000	57,482
Showa Shell Sekiyu KK	5,000	36,196
SMC Corp.	1,400	242,874
Softbank Corp.	89,300	3,309,370
Sojitz Corp.	58,300	89,315
Sony Corp.#	133,800	1,931,432

Sony Financial Holdings, Inc.	6,700	105,824
Stanley Electric Co., Ltd.	3,700	64,428
Sumco Corp.#	3,000	30,003
Sumitomo Chemical Co., Ltd.	39,000	115,287
Sumitomo Corp.#	153,800	1,881,640
Sumitomo Electric Industries, Ltd.	19,700	229,539
Sumitomo Heavy Industries, Ltd.	14,000	61,776
Sumitomo Metal Mining Co., Ltd.	14,000	220,671
Sumitomo Mitsui Financial Group, Inc.	70,300	2,813,820
Sumitomo Mitsui Trust Holdings, Inc.	82,000	318,481
Sumitomo Realty & Development Co., Ltd.	9,000	304,402
Sumitomo Rubber Industries, Ltd.	4,500	70,105
Suruga Bank, Ltd.	5,000	73,471
Suzuken Co., Ltd.	1,800	62,628
Suzuki Motor Corp.	45,500	1,088,289
Sysmex Corp.	1,900	99,622
T&D Holdings, Inc.#	31,900	378,574
Taiheiyo Cement Corp.	171,000	422,473
Taisei Corp.	252,000	744,935
Taisho Pharmaceutical Holdings Co., Ltd.	900	62,046
Taiyo Nippon Sanso Corp.#	6,000	42,140
Takashimaya Co., Ltd.#	7,000	54,828
Takeda Pharmaceutical Co., Ltd.	35,400	1,831,298
TDK Corp.#	10,000	345,237
Teijin, Ltd.	24,000	55,669
Terumo Corp.	4,000	175,639
THK Co., Ltd.	3,100	57,893
Tobu Railway Co., Ltd.	27,000	148,268
Toho Co., Ltd.#	3,000	57,676
Toho Gas Co., Ltd.	11,000	60,762
Tohoku Electric Power Co., Inc.†	11,800	91,278
Tokio Marine Holdings, Inc.	18,100	511,229
Tokyo Electric Power Co., Inc.†	37,900	85,867
Tokyo Electron, Ltd.	4,500	208,760
Tokyo Gas Co., Ltd.	64,000	309,332
Tokyu Corp.	30,000	179,631
Tokyu Land Corp.	11,000	83,073
TonenGeneral Sekiyu KK	12,000	119,107
Toppan Printing Co., Ltd.#	15,000	100,982
Toray Industries, Inc.#	173,000	1,065,735
Toshiba Corp.	105,000	483,709
TOTO, Ltd.	7,000	63,286
Toyo Seikan Kaisha, Ltd.	4,000	58,129
Toyo Suisan Kaisha, Ltd.	2,000	58,582
Toyoda Gosei Co., Ltd.	1,800	41,577
Toyota Boshoku Corp.#	2,000	27,274
Toyota Industries Corp.	4,300	153,555
Toyota Motor Corp.	174,200	8,955,259
Toyota Tsusho Corp.	42,100	1,072,826
Trend Micro, Inc.#	2,800	79,146
Tsumura & Co.	1,600	56,015
Ube Industries, Ltd.	26,000	54,979
Unicharm Corp.#	3,000	173,805
Ushio, Inc.	3,000	32,949
USS Co., Ltd.#	570	62,664
West Japan Railway Co.	4,400	194,390
Yahoo Japan Corp.#	381	161,336
Yakult Honsha Co., Ltd.#	2,500	92,917
Yamada Denki Co., Ltd.#	2,270	82,532
Yamaguchi Financial Group, Inc.	6,000	56,058
Yamaha Corp.	4,200	41,733
Yamaha Motor Co., Ltd.#	7,300	87,263
Yamato Holdings Co., Ltd.	12,400	207,492
Yamato Kogyo Co., Ltd.	1,132	32,400
Yamazaki Baking Co., Ltd.	22,000	277,937
Yaskawa Electric Corp.#	6,000	54,116
Yokogawa Electric Corp.	5,300	53,234

		162,738,486

Jersey - 0.5%

Experian PLC	35,636	591,434
Glencore International PLC#	140,346	825,034
Petrofac, Ltd.	9,828	216,785
Randgold Resources, Ltd.	3,518	292,734
Shire PLC	41,067	1,286,509
Wolseley PLC	9,788	461,355
WPP PLC	44,689	714,564

		4,388,415

Luxembourg - 0.3%

ArcelorMittal	35,575	534,813
Millicom International Cellular SA SDR	14,844	1,164,816
SES SA FDR	11,101	341,743
Subsea 7 SA#	10,584	250,187
Tenaris SA#	17,179	353,466

		2,645,025

Malaysia - 0.3%

AirAsia Bhd	180,300	169,770
Alliance Financial Group Bhd	120,100	167,491
AMMB Holdings Bhd	205,200	419,629
Berjaya Sports Toto Bhd	503,955	684,876
British American Tobacco Malaysia Bhd	42,700	842,809
CIMB Group Holdings Bhd	82,700	192,668
Digi.com Bhd	15,900	23,512
Genting Bhd	23,200	71,240
Genting Plantations Bhd	57,400	157,314
Parkson Holdings Bhd	305,900	456,301

		3,185,610

Mauritius - 0.0%

Golden Agri-Resources, Ltd.#	529,000	277,657

Mexico - 0.8%

Alfa SAB de CV, Class A	199,800	480,695
America Movil SAB de CV, Series L	1,394,800	1,457,680
Arca Continental SAB de CV	12,800	96,467
Cemex SAB de CV CPO†(1)	289,600	310,823
Coca-Cola Femsa SAB de CV, Series L	23,600	398,986
Compartamos SAB de CV	135,900	216,979
El Puerto de Liverpool SAB de CV, Class C1	10,200	115,341
Fomento Economico Mexicano SAB de CV(1)	82,500	921,784
Grupo Aeroportuario del Pacifico SAB de CV, Class B	25,400	157,340
Grupo Carso SAB de CV, Class A1	65,400	316,636
Grupo Financiero Banorte SAB de CV, Class O	52,100	385,305
Grupo Financiero Inbursa SAB de CV, Class O	116,100	327,438
Grupo Financiero Santander Mexico SAB de CV, Class B	48,900	146,035
Grupo Mexico SAB de CV, Class B	121,900	477,972
Grupo Modelo SAB de CV, Series C	35,100	315,403
Grupo Televisa SAB	75,600	406,057
Industrias Penoles SAB de CV	3,180	146,980

Kimberly-Clark de Mexico SAB de CV, Class A	64,000	202,511
Wal-Mart de Mexico SAB de CV, Series V	88,700	277,957

		7,158,389

Morocco - 0.0%

Attijariwafa Bank	2,668	94,895
Douja Promotion Groupe Addoha SA	9,982	70,890

		165,785

Netherlands - 3.1%

Aegon NV	259,692	1,553,485
Akzo Nobel NV	8,623	550,842
ASML Holding NV	43,970	3,129,721
Corio NV	2,626	121,142
DE Master Blenders 1753 NV†	19,028	229,316
Delta Lloyd NV	6,516	115,354
European Aeronautic Defence and Space Co. NV	66,768	3,415,279
Fugro NV CVA	2,721	129,645
Gemalto NV#	9,244	841,657
Heineken Holding NV	50,377	3,156,944
Heineken NV	44,054	3,289,264
ING Groep NV CVA†	169,379	1,361,735
Koninklijke Ahold NV	241,938	3,474,482
Koninklijke Boskalis Westminster NV	4,144	177,563
Koninklijke DSM NV	45,028	2,635,977
Koninklijke KPN NV#	48,946	167,038
Koninklijke Philips Electronics NV	39,615	1,123,344
Koninklijke Vopak NV	2,569	184,837
QIAGEN NV†	8,783	186,677
Randstad Holding NV	4,492	190,978
Reed Elsevier NV	24,755	376,192
STMicroelectronics NV	29,108	232,078
TNT Express NV	10,358	78,433
Unilever NV CVA	59,173	2,295,195
Wolters Kluwer NV	10,772	214,607
Ziggo NV	4,015	135,762

		29,367,547

New Zealand - 0.1%

Auckland International Airport, Ltd.	71,230	166,647
Contact Energy, Ltd.	26,599	118,523
Fletcher Building, Ltd.#	47,992	363,026
SKYCITY Entertainment Group, Ltd.	40,533	142,411
Telecom Corp. of New Zealand, Ltd.	128,398	256,875

		1,047,482

Norway - 0.4%

Aker Solutions ASA	15,107	297,629
DNB ASA	35,172	523,840
Gjensidige Forsikring ASA	6,748	107,849
Norsk Hydro ASA	34,810	154,019
Orkla ASA	25,975	212,616
Statoil ASA	46,261	1,149,937
Telenor ASA	25,232	543,257
Yara International ASA	6,816	325,798

		3,314,945

Peru - 0.0%

Cia de Minas Buenaventura SA ADR	5,700	146,034

Philippines - 0.3%

Aboitiz Equity Ventures, Inc.	525,970	758,039
Aboitiz Power Corp.	818,200	774,734
Bank of the Philippine Islands	272,330	709,960
BDO Unibank, Inc.†	279,439	680,385

		2,923,118

Poland - 0.2%

Bank Handlowy w Warszawie SA	4,842	137,006
Bank Millennium SA†	54,614	82,165
Bank Pekao SA	6,078	306,846
BRE Bank SA†	1,360	144,467
Enea SA	14,331	69,914
Eurocash SA	1,292	21,552
Grupa Lotos SA†	4,831	63,512
Jastrzebska Spolka Weglowa SA	2,607	77,951
KGHM Polska Miedz SA	6,056	344,429
PGE SA	29,679	151,609
Polski Koncern Naftowy Orlen SA†	10,088	170,345
Powszechna Kasa Oszczednosci Bank Polski SA	12,768	143,063
Powszechny Zaklad Ubezpieczen SA	545	69,111
Synthos SA	46,101	80,240
Tauron Polska Energia SA	11,827	16,379

		1,878,589

Portugal - 0.1%

Banco Espirito Santo SA†	211,769	254,633
EDP - Energias de Portugal SA	72,948	218,855
Galp Energia SGPS SA	9,072	139,996
Jeronimo Martins SGPS SA	8,315	165,711
Portugal Telecom SGPS SA#	24,442	123,780

		902,975

Russia - 0.8%

Federal Grid Co. Unified Energy System JSC†	10,270,000	63,715
Federal Hydrogenerating Co. JSC	1,125,000	25,278
Gazprom OAO	369,530	1,657,204
IDGC Holding JSC†	884,000	55,369
Inter Rao Ues OAO†	65,200,000	45,966
LSR Group GDR	7,895	37,454
Lukoil OAO	20,127	1,297,185
Magnit OJSC GDR	8,558	363,030
Mechel ADR	5,805	31,869
MegaFon OAO GDR†	1,468	42,205
MMC Norilsk Nickel OJSC	909	160,332
Mobile Telesystems OJSC ADR	15,900	328,971
NovaTek OAO GDR	2,624	304,384
Rosneft OAO	48,400	385,472
Rostelecom OJSC	38,690	154,972
Sberbank of Russia	414,660	1,411,917
Severstal OAO	660	7,348
Sistema JSFC GDR	1,885	37,059
Surgutneftegas OAO	332,900	311,756
Tatneft OAO	51,310	335,446
Uralkali OJSC	31,350	232,787
VTB Bank OJSC	23,840,000	43,484

		7,333,203

Singapore - 1.4%

Ascendas Real Estate Investment Trust	138,360	287,133
CapitaCommercial Trust#	151,000	202,406
CapitaLand, Ltd.	183,000	577,786
CapitaMall Trust	169,000	293,403
CapitaMalls Asia, Ltd.	96,000	161,240
City Developments, Ltd.	36,000	324,709
ComfortDelGro Corp., Ltd.	150,000	232,558
DBS Group Holdings, Ltd.	130,000	1,586,160
Fraser and Neave, Ltd.(7)	65,000	495,478
Global Logistic Properties, Ltd.	154,000	315,859

Jardine Cycle & Carriage, Ltd.	8,000	333,333
Keppel Corp., Ltd.	103,000	968,120
Keppel Land, Ltd.#	57,000	191,473
Olam International, Ltd.#	117,000	157,304
Oversea-Chinese Banking Corp., Ltd.	183,000	1,492,490
SembCorp Industries, Ltd.	70,000	299,015
SembCorp Marine, Ltd.#	60,000	217,539
Singapore Airlines, Ltd.	39,000	342,951
Singapore Exchange, Ltd.	62,000	380,491
Singapore Press Holdings, Ltd.#	119,000	401,663
Singapore Technologies Engineering, Ltd.	113,000	387,799
Singapore Telecommunications, Ltd.	568,000	1,577,778
StarHub, Ltd.	49,000	165,787
United Overseas Bank, Ltd.	90,000	1,386,628
UOL Group, Ltd.	35,000	183,987
Wilmar International, Ltd.#	136,000	389,858
Yangzijiang Shipbuilding Holdings, Ltd.#	138,000	107,534

		13,460,482

South Africa - 0.9%

ABSA Group, Ltd.	19,454	350,692
African Bank Investments, Ltd.	38,835	124,073
African Rainbow Minerals, Ltd.	6,882	145,940
Anglo American Platinum, Ltd.†	3,599	169,681
AngloGold Ashanti, Ltd.	14,136	345,638
Aspen Pharmacare Holdings, Ltd.	6,171	111,708
Aveng, Ltd.	27,273	99,236
Barloworld, Ltd.	12,834	131,409
Bidvest Group, Ltd.	14,719	388,810
Discovery, Ltd.	37,000	308,251
FirstRand, Ltd.	146,099	499,995
Gold Fields, Ltd.	29,088	246,627
Growthpoint Properties, Ltd.(1)	24,494	74,316
Harmony Gold Mining Co., Ltd.	5,178	32,586
Impala Platinum Holdings, Ltd.	8,113	125,101
Imperial Holdings, Ltd.	9,805	225,144
Investec, Ltd.	19,462	138,197
Kumba Iron Ore, Ltd.	3,700	233,273
Liberty Holdings, Ltd.	18,374	237,461
Life Healthcare Group Holdings, Ltd. Bonds	60,065	224,884
Mr. Price Group, Ltd.	5,730	73,615
MTN Group, Ltd.	61,837	1,204,513
Naspers, Ltd., Class N	10,959	708,547
Netcare, Ltd.	11,290	25,049
PPC, Ltd.	15,720	60,181
Remgro, Ltd.	2,140	40,358
Reunert, Ltd.	17,382	153,296
RMB Holdings, Ltd.	47,917	217,621
RMI Holdings	52,095	131,416
Sanlam, Ltd.	103,041	517,583
Sappi, Ltd.†	1,323	4,183
Sasol, Ltd.	13,519	575,694
Shoprite Holdings, Ltd.	3,557	67,830
Standard Bank Group, Ltd.	22,010	284,428
Steinhoff International Holdings, Ltd.†	14,682	42,461
Tiger Brands, Ltd.	1,625	54,711
Truworths International, Ltd.	11,333	116,983
Vodacom Group, Ltd.	7,389	97,666
Woolworths Holdings, Ltd.	19,383	138,991

		8,728,148

South Korea - 1.7%

Amorepacific Corp.	666	629,819
Daelim Industrial Co., Ltd.	2,405	214,775
DGB Financial Group, Inc.	32,220	483,527
Dongbu Insurance Co., Ltd.	18,740	821,197
Hanwha Life Insurance Co., Ltd.	104,690	699,980
Hyundai Development Co.	2,637	60,274
Hyundai Engineering & Construction Co., Ltd.	1,005	63,484
Hyundai Heavy Industries Co., Ltd.	1,608	318,534
Hyundai Marine & Fire Insurance Co., Ltd.	26,250	762,415
Hyundai Mipo Dockyard	3,201	348,826
Hyundai Motor Co.	7,525	1,514,972
KB Financial Group, Inc.	34,210	1,247,935
Korea Exchange Bank	116,960	820,905
KT Corp.	18,290	604,698
KT&G Corp.	4,474	318,974
OCI Co., Ltd.	5,066	811,720
Samsung Electronics Co., Ltd.	3,034	4,326,180
Samsung Fire & Marine Insurance Co., Ltd.	4,796	1,009,847
Samsung Life Insurance Co., Ltd.	7,776	746,846
SK Telecom Co., Ltd.	3,438	566,743

		16,371,651

Spain - 2.0%

Abertis Infraestructuras SA	57,365	1,008,058
Acciona SA	4,814	295,642
ACS Actividades de Construccion y Servicios SA	4,765	113,221
Amadeus IT Holding SA, Class A#	93,509	2,392,780
Banco Bilbao Vizcaya Argentaria SA	198,762	1,928,297
Banco de Sabadell SA†	136,537	297,152
Banco Popular Espanol SA†	447,799	388,775
Banco Santander SA	596,203	4,523,123
Bankia SA†#	71,820	30,474
CaixaBank	39,526	162,137
Distribuidora Internacional de Alimentacion SA	32,943	257,321
Enagas SA	6,443	154,312
Ferrovial SA	60,469	948,133
Gas Natural SDG SA	31,988	634,572
Grifols SA†	5,014	178,608
Iberdrola SA	209,500	1,036,613
Inditex SA	8,220	1,101,601
International Consolidated Airlines Group SA†	38,123	138,116
Mapfre SA#	116,044	377,692
Red Electrica Corp. SA	4,121	228,012
Repsol SA	36,782	783,218
Telefonica SA	147,529	1,926,064
Zardoya Otis SA	5,071	71,567

		18,975,488

Sweden - 2.3%

Alfa Laval AB	31,549	734,163
Assa Abloy AB, Class B	28,515	1,130,918
Atlas Copco AB, Class A	139,388	4,051,851
Atlas Copco AB, Class B	14,157	366,435
Boliden AB	11,569	196,412
Electrolux AB, Series B	9,134	233,173
Elekta AB, Series B	14,135	212,001
Getinge AB, Class B	21,911	659,627
Hennes & Mauritz AB, Class B	34,183	1,226,749
Hexagon AB, Class B	8,863	252,704
Husqvarna AB, Class B	24,579	151,904
Industrivarden AB, Class C	5,193	92,660
Investment AB Kinnevik, Class B	60,664	1,383,545
Investor AB, Class B	16,472	482,643

Lundin Petroleum AB†	9,787	222,301
Nordea Bank AB	95,489	1,105,135
Ratos AB, Class B Series B	6,277	64,494
Sandvik AB	35,702	580,184
Scania AB, Class B	29,392	611,708
Securitas AB, Class B	10,277	95,740
Skandinaviska Enskilda Banken AB, Class A	50,944	530,519
Skanska AB, Class B	13,704	243,254
SKF AB, Class B	36,422	895,992
Svenska Cellulosa AB, Class B	20,859	509,913
Svenska Handelsbanken AB, Class A	17,955	780,399
Swedbank AB, Class A	36,790	884,566
Swedish Match AB	7,746	253,673
Tele2 AB, Class B	10,719	170,711
Telefonaktiebolaget LM Ericsson, Class B	128,956	1,564,245
TeliaSonera AB	77,946	534,874
Volvo AB, Class B	102,222	1,533,156

		21,755,649

Switzerland - 7.4%

ABB, Ltd.	78,958	1,803,575
Actelion, Ltd.	40,842	2,107,243
Adecco SA	39,081	2,228,614
Aryzta AG	23,710	1,362,193
Baloise Holding AG	32,283	2,896,618
Banque Cantonale Vaudoise	94	53,554
Barry Callebaut AG	51	49,787
Cie Financiere Richemont SA, Class A	59,021	4,744,727
Credit Suisse Group AG#	120,716	3,233,947
EMS-Chemie Holding AG	269	75,838
Geberit AG	13,273	3,208,857
Givaudan SA	303	362,061
Holcim, Ltd.	8,190	661,893
Julius Baer Group, Ltd.	7,980	302,411
Kuehne & Nagel International AG	2,046	235,313
Lindt & Spruengli AG	4	170,682
Lindt & Spruengli AG (Participation Certificate)	29	104,701
Lonza Group AG	2,075	129,618
Nestle SA	191,524	13,383,999
Novartis AG	125,102	8,495,404
Pargesa Holding SA	1,126	80,429
Partners Group Holding AG	1,810	418,272
Roche Holding AG	59,477	13,623,932
Schindler Holding AG	723	108,762
Schindler Holding AG (Participation Certificate)	1,812	280,702
SGS SA	194	493,020
Sika AG	73	181,157
Sonova Holding AG	4,979	596,014
Sulzer AG	922	161,421
Swatch Group AG	1,452	147,555
Swatch Group AG (BR)	1,121	637,462
Swiss Life Holding AG	1,155	189,522
Swiss Prime Site AG	1,821	146,197
Swiss Re AG	12,848	1,027,374
Swisscom AG	843	383,501
Syngenta AG	3,347	1,421,573
Transocean, Ltd.	12,827	674,947
UBS AG	131,553	2,081,437
Zurich Insurance Group AG	5,365	1,468,177

		69,732,489

Taiwan - 1.5%

Advanced Semiconductor Engineering, Inc.	1,162,000	963,551
Advantech Co., Ltd.	173,000	769,757
Asia Cement Corp.	654,000	815,668
Asustek Computer, Inc.	85,000	1,031,466
Catcher Technology Co., Ltd.	169,000	763,353
Chang Hwa Commercial Bank	1,495,000	874,328
Cheng Uei Precision Industry Co., Ltd.	274,000	518,140
Chicony Electronics Co., Ltd.	54,000	141,432
China Life Insurance Co., Ltd.†	23,000	22,018
China Petrochemical Development Corp.	229,125	141,724
Chinatrust Financial Holding Co., Ltd.	199,000	117,724
Chunghwa Telecom Co., Ltd.	236,000	733,460
Compal Electronics, Inc.	1,023,000	715,529
Far EasTone Telecommunications Co., Ltd.	309,000	715,565
Formosa Chemicals & Fibre Corp.	78,000	198,770
Formosa Plastics Corp.	64,000	161,799
Formosa Taffeta Co., Ltd.	740,000	717,139
Fubon Financial Holding Co., Ltd.	755,000	1,017,983
Hon Hai Precision Industry Co., Ltd.	100,000	275,395
Lite-On Technology Corp.	594,000	916,033
Mega Financial Holding Co., Ltd.	938,000	773,064
Radiant Opto-Electronics Corp.	15,000	54,101
Taiwan Semiconductor Manufacturing Co., Ltd.	588,000	2,071,225

		14,509,224

Thailand - 0.4%

Advanced Info Service PCL	142,300	970,988
Bank of Ayudhya PCL	333,200	386,400
Banpu PLC	3,361	44,173
BEC World PCL	353,300	798,636
CP ALL PCL	527,600	837,953
Kasikornbank PCL	119,600	852,276

		3,890,426

Turkey - 0.2%

Akbank TAS	41,973	203,933
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,671	190,186
Arcelik AS	18,429	116,792
Asya Katilim Bankasi AS†	34,867	42,836
BIM Birlesik Magazalar AS GDR	4,960	235,061
Coca-Cola Icecek AS	531	12,546
Enka Insaat ve Sanayi AS	39,902	121,557
Eregli Demir ve Celik Fabrikalari TAS	77,061	99,387
Ford Otomotiv Sanayi AS	9,104	107,293
Haci Omer Sabanci Holding AS	11,309	61,611
KOC Holding AS	43,248	227,438
Koza Altin Isletmeleri AS	2,075	49,140
TAV Havalimanlari Holding AS†	2,034	12,381
Turk Hava Yollari†	5,052	20,951
Turkcell Iletisim Hizmetleri AS†	6,932	46,050
Turkiye Garanti Bankasi AS	55,512	265,394
Turkiye Halk Bankasi AS	20,752	205,345
Turkiye Is Bankasi, Class C	19,254	68,716
Turkiye Vakiflar Bankasi Tao, Class D	72,029	221,030
Yapi Ve Kredi Bankasi AS	5,355	15,123

		2,322,770

United Kingdom - 17.4%

3i Group PLC	38,283	186,079
Aberdeen Asset Management PLC	386,294	2,519,332

Admiral Group PLC#	7,730	146,702
Aggreko PLC#	10,076	259,247
AMEC PLC	22,446	355,500
Anglo American PLC	82,858	2,415,949
Antofagasta PLC	88,121	1,461,166
ARM Holdings PLC	85,260	1,235,232
Associated British Foods PLC	120,412	3,383,068
AstraZeneca PLC	132,756	6,032,862
Aviva PLC	624,605	3,380,884
Babcock International Group PLC	127,276	2,071,792
BAE Systems PLC	364,061	1,961,213
Balfour Beatty PLC	34,432	149,079
Barclays PLC	1,285,222	5,985,721
BG Group PLC	180,909	3,198,692
BHP Billiton PLC	223,702	7,089,380
BP PLC	1,703,282	11,516,728
British American Tobacco PLC	179,420	9,348,336
British Land Co. PLC	31,537	271,510
British Sky Broadcasting Group PLC	251,118	3,240,053
BT Group PLC	478,366	1,942,713
Bunzl PLC#	17,829	341,069
Burberry Group PLC	28,476	594,425
Capita PLC#	24,089	300,942
Carnival PLC#	36,765	1,382,088
Centrica PLC	261,385	1,396,197
Cobham PLC	526,340	1,847,692
Compass Group PLC	65,081	790,343
Croda International PLC	9,114	358,380
Diageo PLC	90,392	2,715,158
Eurasian Natural Resources Corp. PLC	7,225	37,091
Evraz PLC#	10,307	42,671
Fresnillo PLC	6,039	142,278
G4S PLC	53,560	235,716
GKN PLC	61,397	254,279
GlaxoSmithKline PLC	249,605	5,513,338
Hammerson PLC	27,538	206,543
Hargreaves Lansdown PLC	32,595	428,716
HSBC Holdings PLC	1,235,666	13,710,585
ICAP PLC#	20,890	105,532
IMI PLC#	12,255	227,373
Imperial Tobacco Group PLC	35,515	1,287,685
Inmarsat PLC	17,083	168,841
InterContinental Hotels Group PLC	68,705	1,994,942
Intertek Group PLC	5,936	300,684
Intu Properties PLC	18,943	95,610
Invensys PLC	31,002	168,420
Investec PLC	20,880	151,855
ITV PLC	440,797	830,539
J Sainsbury PLC	46,403	243,428
Johnson Matthey PLC	20,772	724,780
Kazakhmys PLC#	8,581	80,580
Kingfisher PLC	86,000	361,392
Land Securities Group PLC	52,753	663,840
Legal & General Group PLC	214,062	519,913
Lloyds Banking Group PLC†	3,747,046	3,096,323
London Stock Exchange Group PLC	6,788	137,372
Marks & Spencer Group PLC	260,217	1,465,752
Meggitt PLC	30,188	208,192
Melrose Industries PLC	45,593	178,935
National Grid PLC	131,151	1,451,432
Next PLC	38,074	2,425,349
Old Mutual PLC	177,473	545,202
Pearson PLC	28,983	507,838
Prudential PLC#	79,866	1,189,192
Reckitt Benckiser Group PLC	23,331	1,567,613
Reed Elsevier PLC	43,572	468,655
Rexam PLC	121,325	946,969
Rio Tinto PLC	65,106	3,497,413
Rolls-Royce Holdings PLC	66,935	1,043,870
Royal Bank of Scotland Group PLC†	104,318	512,590
Royal Dutch Shell PLC, Class A	332,007	10,929,666
Royal Dutch Shell PLC, Class B	112,571	3,797,201
RSA Insurance Group PLC	134,496	246,273
SABMiller PLC	34,544	1,717,311
Sage Group PLC	45,944	236,978
Schroders PLC	4,667	141,035
Segro PLC	24,995	97,034
Serco Group PLC	18,501	160,122
Severn Trent PLC	9,102	223,555
Smith & Nephew PLC	32,744	351,197
Smiths Group PLC	35,478	678,694
SSE PLC	34,317	752,796
Standard Chartered PLC	93,439	2,545,860
Standard Life PLC	666,633	3,564,888
Tate & Lyle PLC	15,741	194,024
Tesco PLC	325,471	1,824,922
TUI Travel PLC	18,553	89,307
Tullow Oil PLC	34,138	628,719
Unilever PLC	46,218	1,842,623
United Utilities Group PLC	25,318	283,072
Vedanta Resources PLC	3,340	59,587
Vodafone Group PLC	2,529,900	6,353,784
Weir Group PLC#	7,948	282,628
Whitbread PLC	6,708	256,750
WM Morrison Supermarkets PLC	77,529	305,329
Xstrata PLC	75,710	1,335,199

		164,515,414

United States - 0.0%

Southern Copper Corp.	2,100	79,359

Total Common Stock
(cost $832,418,981)		909,062,193

EXCHANGE-TRADED FUNDS - 0.8%
United States - 0.8%

iShares MSCI Chile Investable Market Index Fund	32,840	2,170,395
iShares MSCI Emerging Markets Index Fund	114,984	4,968,459

Total Exchange-Traded Funds
(cost $7,134,900)		7,138,854

PREFERRED STOCK - 2.0%
Brazil - 0.9%

AES Tiete SA	4,900	50,475
Banco Bradesco SA	71,700	1,279,400
Banco do Estado do Rio Grande do Sul SA, Class B	11,800	107,901
Bradespar SA	24,200	355,163
Braskem SA, Class A	35,100	258,542
Centrais Eletricas Brasileiras SA, Class B	6,500	41,179
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,300	165,383
Cia de Bebidas das Americas	23,600	1,046,822
Cia Energetica de Minas Gerais	15,400	182,289
Cia Energetica de Sao Paulo, Class B	7,700	71,344
Cia Paranaense de Energia, Class B	6,100	89,371
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	7,400	44,675
Gerdau SA	23,400	194,468
Itau Unibanco Holding SA	67,900	1,203,018
Itausa - Investimentos Itau SA	89,000	465,368
Klabin SA	12,400	83,381

Lojas Americanas SA		11,800	107,663
Marcopolo SA		4,900	32,800
Metalurgica Gerdau SA		7,700	81,497
Oi SA		27,600	102,486
Petroleo Brasileiro SA		119,600	1,003,615
Telefonica Brasil SA		4,200	110,634
Usinas Siderurgicas de Minas Gerais SA, Class A		8,500	42,084
Vale SA, Class A		57,100	1,054,362

			8,173,920

Colombia - 0.0%

Banco Davivienda SA		3,042	43,469
Bancolombia SA		8,777	144,306
Grupo de Inversiones Suramericana SA		5,734	125,721

			313,496

Germany - 0.9%

Bayerische Motoren Werke AG		32,403	2,106,937
Henkel AG & Co. KGaA		16,196	1,427,477
Porsche Automobil Holding SE		5,500	436,073
ProSiebenSat.1 Media AG		3,579	123,356
RWE AG#		52,695	1,888,448
Volkswagen AG		9,719	2,122,174

			8,104,465

Russia - 0.0%

AK Transneft OAO		24	53,757
Sberbank of Russia		37,500	90,990
Surgutneftegas OAO		271,000	199,291

			344,038

South Korea - 0.2%

Hyundai Motor Co.		5,475	366,070
Hyundai Motor Co. (2nd Preferred)		7,571	544,669
Samsung Electronics Co., Ltd.		1,580	1,284,049

			2,194,788

Total Preferred Stock
(cost $17,459,005)			19,130,707

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas PLC
Company Guar. Bonds 4.19% due 12/14/2022	GBP	5,000	15,878
National Grid Gas PLC
Company Guar. Bonds 7.00% due 12/16/2024	GBP	5,000	10,021

Total Foreign Corporate Bonds & Notes
(cost $15,599)			25,899

Total Long-Term Investment Securities
(cost $857,028,485)			935,357,653

SHORT-TERM INVESTMENT SECURITIES - 8.7%
Registered Investment Companies - 4.2%

State Street Navigator Securities Lending Prime Portfolio(4)		39,962,140	39,962,140

Time Deposits - 4.3%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/2013		40,973,000	40,973,000

U.S. Government Treasuries - 0.2%

United States Treasury Bills
Disc. Notes 0.05% due 03/21/2013@		600,000	599,985
0.06% due 03/21/2013@		430,000	429,985
0.10% due 03/21/2013@		520,000	519,971

			1,549,941

Total Short-Term Investment Securities
(cost $82,485,081)			82,485,081

REPURCHASE AGREEMENT - 0.0%

State Street Bank & Trust Co. bearing interest at 0.01% dated 02/28/2013 to be repurchased 03/01/2013 in the amount of $336,000 and collateralized by $325,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2015 and having approximate value of $343,281

(cost $336,000)		336,000	336,000

TOTAL INVESTMENTS -
(cost $939,849,566)(5)		107.4%	1,018,178,734
Liabilities in excess of other assets		(7.4)	(70,561,195)

NET ASSETS -		100.0%	$947,617,539

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	At February 28, 2013, the Fund had loaned securities with a total value of $37,988,964. This was secured by collateral of $39,962,140, which was received in cash and subsequently invested in short-term investments currently valued at $39,962,140 as reported in the portfolio of investments. Additional collateral of $119,813 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.25% to 5.13%	05/15/2013 to 02/15/2042	$119,813

(5)	See Note 3 for cost of investments on a tax basis.
(6)	Denominated in United States Dollars unless otherwise indicated.
(7)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

ADR—American Depository Receipt

BR—Bearer Shares

CDI—Chess Depository Interest

CPO—Certification de Participacion Ordinario

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depository Receipt

GBP—Pound Sterling

GDR—Global Depository Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2013	Appreciation (Depreciation)

5	Long	ASX SPI 200 Index	March 2013	587,283	649,260	61,977
450	Long	E-Mini MSCI EAFE Index	March 2013	37,649,723	37,325,250	(324,473)
70	Long	Nikkei 225 Index	March 2013	3,561,235	4,033,750	472,515

						$210,019

Industry Allocation*

Banks-Commercial	10.0%
Medical-Drugs	7.4
Oil Companies-Integrated	5.3
Diversified Banking Institutions	5.2
Time Deposits	4.3
Registered Investment Companies	4.2
Auto-Cars/Light Trucks	3.4
Food-Misc./Diversified	3.0
Telephone-Integrated	2.7
Chemicals-Diversified	2.5
Insurance-Life/Health	2.5
Diversified Minerals	2.1
Electric-Integrated	2.0
Brewery	2.0
Cellular Telecom	1.8
Insurance-Multi-line	1.6
Food-Retail	1.5
Real Estate Investment Trusts	1.4
Tobacco	1.3
Oil Companies-Exploration & Production	1.3
Real Estate Operations & Development	1.2
Telecom Services	0.9
Diversified Operations	0.9
Retail-Apparel/Shoe	0.8
Industrial Gases	0.8
Metal-Diversified	0.8
Exchange-Traded Funds	0.8
Import/Export	0.8
Machinery-General Industrial	0.8
Electronic Components-Semiconductors	0.7
Electric Products-Misc.	0.7
Insurance-Property/Casualty	0.7
Aerospace/Defense-Equipment	0.7
Building & Construction Products-Misc.	0.7
Transport-Rail	0.6
Retail-Jewelry	0.6
Retail-Misc./Diversified	0.6
Rubber-Tires	0.6
Building Products-Cement	0.6
Gas-Distribution	0.6
Beverages-Non-alcoholic	0.6
Investment Management/Advisor Services	0.6
Diversified Manufacturing Operations	0.5
Building & Construction-Misc.	0.5
Machinery-Construction & Mining	0.5
Cosmetics & Toiletries	0.5
Beverages-Wine/Spirits	0.5
Electronic Components-Misc.	0.5
Soap & Cleaning Preparation	0.5
Auto-Heavy Duty Trucks	0.5
Retail-Major Department Stores	0.5
Engineering/R&D Services	0.5
Agricultural Chemicals	0.5
Steel-Producers	0.4
Diversified Financial Services	0.4
Medical Products	0.4
Transport-Services	0.4
Athletic Footwear	0.4
Transport-Marine	0.4
Office Automation & Equipment	0.4
Cable/Satellite TV	0.4
Finance-Investment Banker/Broker	0.4
Enterprise Software/Service	0.4
Audio/Video Products	0.4
Finance-Other Services	0.4
Apparel Manufacturers	0.4
Public Thoroughfares	0.4
Auto/Truck Parts & Equipment-Original	0.3
Semiconductor Equipment	0.3
Aerospace/Defense	0.3
Hotels/Motels	0.3
Insurance-Reinsurance	0.3
Metal Processors & Fabrication	0.3
Coal	0.3
Advertising Services	0.3
Metal-Iron	0.3
Computer Services	0.3
Investment Companies	0.3
Real Estate Management/Services	0.3
Electric-Generation	0.3
Computers	0.3
Computer Aided Design	0.3
Medical-Generic Drugs	0.3
Transactional Software	0.3
Wireless Equipment	0.3
Semiconductor Components-Integrated Circuits	0.2
Casino Hotels	0.2
Human Resources	0.2
Medical-Biomedical/Gene	0.2
Gold Mining	0.2
Building-Residential/Commercial	0.2
Building-Maintance & Services	0.2
Textile-Products	0.2
Airport Development/Maintenance	0.2
Metal-Copper	0.2
Television	0.2
Retail-Convenience Store	0.2
Power Converter/Supply Equipment	0.2
Food-Baking	0.2
Textile-Apparel	0.2
Distribution/Wholesale	0.2
U.S. Government Treasuries	0.2
Finance-Leasing Companies	0.2
Cruise Lines	0.2
Multimedia	0.2
Non-Ferrous Metals	0.2
Oil & Gas Drilling	0.2
Commercial Services-Finance	0.2
Airlines	0.1
Oil-Field Services	0.1
Building-Heavy Construction	0.1
Photo Equipment & Supplies	0.1
Water	0.1
Diversified Operations/Commercial Services	0.1
Computers-Integrated Systems	0.1
Transport-Truck	0.1
Commercial Services	0.1
Applications Software	0.1
Appliances	0.1
Paper & Related Products	0.1
Industrial Automated/Robotic	0.1

Machinery-Electrical	0.1
Computers-Periphery Equipment	0.1
Oil Refining & Marketing	0.1
Optical Supplies	0.1
Petrochemicals	0.1
Medical Instruments	0.1
Containers-Metal/Glass	0.1
Lottery Services	0.1
Water Treatment Systems	0.1
Electric-Distribution	0.1
E-Commerce/Services	0.1
Coatings/Paint	0.1
Computer Data Security	0.1
Containers-Paper/Plastic	0.1
Gambling (Non-Hotel)	0.1
Food-Catering	0.1
Internet Content-Entertainment	0.1
Publishing-Periodicals	0.1
Steel Pipe & Tube	0.1
Filtration/Separation Products	0.1
Mining Services	0.1
Machine Tools & Related Products	0.1
Electronic Connectors	0.1
Dialysis Centers	0.1
Food-Meat Products	0.1
Sugar	0.1
Pipelines	0.1
Broadcast Services/Program	0.1
Publishing-Newspapers	0.1
Internet Application Software	0.1
Building Products-Doors & Windows	0.1
MRI/Medical Diagnostic Imaging	0.1
Machinery-Farming	0.1
Computers-Memory Devices	0.1

107.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$74,550,056	$—	$0	$74,550,056
France	71,461,240	—	—	71,461,240
Germany	67,618,063	—	—	67,618,063
Ireland	2,320,465	—	0	2,320,465
Japan	162,738,486	—	—	162,738,486
Singapore	12,965,004	495,478	—	13,460,482
Switzerland	69,732,489	—	—	69,732,489
United Kingdom	164,515,414	—	—	164,515,414
Other Countries*	282,665,498	—	—	282,665,498
Exchange-Traded Funds	7,138,854	—	—	7,138,854
Preferred Stock	19,130,707	—	—	19,130,707
Foreign Corporate Bonds & Notes	—	25,899	—	25,899
Short-Term Investment Securities:
Registered Investment Companies	39,962,140	—	—	39,962,140
Time Deposits	—	40,973,000	—	40,973,000
U.S. Government Treasuries	—	1,549,941	—	1,549,941
Repurchase Agreement	—	336,000	—	336,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	534,492	—	—	534,492

Total	$975,332,908	$43,380,318	$0	$1,018,713,226

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$324,473	$—	$—	$324,473

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Principal Amount(3)		Value (Note 1)
CORPORATE BONDS & NOTES - 15.1%
Australia - 0.3%

Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/2014*		$400,000	$405,798
Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015		270,000	272,229

			678,027

Austria - 0.1%

ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		200,000	198,000

Belgium - 0.3%

Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	533,656

Brazil - 0.7%

Banco Bradesco SA Senior Notes 4.50% due 01/12/2017*		300,000	321,000
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022*		375,000	406,875
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*		270,000	290,250
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	500,000	264,600

			1,282,725

British Virgin Islands - 0.3%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		520,000	511,471

Cayman Islands - 0.7%

Agile Property Holdings, Ltd. Senior Sec. Notes 9.88% due 03/20/2017		300,000	341,250
China Overseas Finance Cayman IV, Ltd. Company Guar. Notes 4.88% due 02/15/2017		390,000	426,889
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	207,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		300,000	347,250

			1,322,889

Chile - 0.2%

Automotores Gildemeister SA Company Guar. Notes 6.75% due 01/15/2023*		300,000	309,000

Colombia - 0.5%

Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	280,540
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		330,000	368,775
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	51,332
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	221,000

			921,647

Denmark - 0.2%

FIH Erhvervsbank A/S Government Guar. Notes 2.13% due 03/21/2013	EUR	350,000	457,308

SupraNational - 0.1%

Eurasian Development Bank Senior Notes 8.00% due 10/05/2017	RUB	6,000,000	197,304

Germany - 0.1%

Rearden G. Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		200,000	220,000

Hong Kong - 0.2%

LS Finance 2017, Ltd. Company Guar. Notes 5.25% due 01/26/2017		320,000	346,707

Indonesia - 0.8%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	337,080
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/2021*		480,000	528,000
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		600,000	597,000

			1,462,080

Ireland - 1.0%

AHML Finance, Ltd. Notes 7.75% due 02/13/2018*	RUB	19,000,000	620,920
Federal Grid Co. OJS via Federal Grid Finance, Ltd. Notes 8.45% due 03/13/2019	RUB	15,000,000	496,334
OJSC Novolipetsk Steel via Steel Funding, Ltd. Notes 4.95% due 09/26/2019*		200,000	203,250
Rosneft Oil Co. via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	199,500
Russian Railways via RZD Capital PLC Senior Notes 8.30% due 04/02/2019	RUB	6,000,000	200,046

Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*		200,000	199,000

			1,919,050

Jersey - 0.2%

Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		300,000	351,750

Kazakhstan - 0.4%

Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		400,000	393,480
Development Bank of Kazakhstan JSC Senior Notes 5.50% due 12/20/2015		310,000	333,250

			726,730

Luxembourg - 0.7%

Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	199,500
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	270,600
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023*		200,000	214,750
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Notes 5.30% due 12/27/2017*		420,000	445,725
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		320,000	327,680

			1,458,255

Mexico - 0.3%

Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/2020*		275,000	255,750
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022		290,000	318,710

			574,460

Netherlands - 2.4%

BMW Finance NV Company Guar. Notes 2.13% due 01/13/2015	EUR	400,000	535,915
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/2019	GBP	200,000	320,485
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	478,784
Indo Energy Finance II BV Company Guar. Notes 6.38% due 01/24/2023*		400,000	414,000
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		300,000	354,750
KazMunaiGaz Finance Sub BV Senior Notes 6.38% due 04/09/2021*		250,000	295,000
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	465,561
Myriad International Holdings BV Company Guar. Notes 6.38% due 07/28/2017		150,000	166,875
Petrobras Global Finance BV Company Guar. Notes 3.25% due 04/01/2019	EUR	400,000	529,369
Rabobank Nederland NV Senior Notes 4.20% due 05/13/2014*		700,000	729,610
VimpelCom Holdings BV Company Guar. Notes 9.00% due 02/13/2018	RUB	12,000,000	400,483

			4,690,832

New Zealand - 0.4%

Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/2014*		800,000	833,520

Norway - 0.3%

Telenor ASA Senior Notes 1.75% due 01/15/2018	EUR	500,000	668,627

Peru - 0.1%

Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		108,000	116,370

South Africa - 0.2%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	316,000

Sri Lanka - 0.2%

Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		400,000	419,000

Sweden - 0.5%

PKO Finance AB Senior Notes 4.63% due 09/26/2022*		305,000	316,438
Skandinaviska Enskilda Banken AB Senior Notes 3.75% due 05/19/2016	EUR	150,000	211,990
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	412,160

			940,588

Thailand - 0.4%

Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		500,000	515,962
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	201,435

			717,397

Turkey - 0.8%

Akbank TAS Senior Notes 7.50% due 02/05/2018	TRY	1,336,000	742,919
Turkiye Garanti Bankasi AS Senior Notes 5.25% due 09/13/2022*		227,000	239,769

Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	199,000
Turkiye Vakiflar Bankasi Tao Senior Notes 5.75% due 04/24/2017*		359,000	391,310

			1,572,998

United Arab Emirates - 0.7%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	237,000
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/2017		110,000	129,525
DP World, Ltd. Senior Notes 6.85% due 07/02/2037		410,000	469,450
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/2020		370,000	455,563

			1,291,538

United Kingdom - 0.7%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	742,111
SABMiller PLC Senior Notes 4.50% due 01/20/2015	EUR	400,000	558,290

			1,300,401

United States - 0.8%

Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	208,626
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020		290,000	337,270
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/2020		500,000	531,872
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	511,555

			1,589,323

Venezuela - 0.5%

Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	217,500
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		830,000	821,700

			1,039,200

Total Corporate Bonds & Notes
(cost $27,643,183)			28,966,853

GOVERNMENT AGENCIES - 60.9%
Argentina - 0.9%

Republic of Argentina Senior Notes 2.50% due 12/31/2038(1)		1,052,134	328,792
Republic of Argentina Bonds 7.00% due 04/17/2017		950,000	736,250
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,195,194	666,320

			1,731,362

Australia - 1.2%

Government of Australia Bonds 4.75% due 06/15/2016	AUD	1,450,000	1,573,954
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	625,000	754,839

			2,328,793

Austria - 2.2%

Republic of Austria Senior Notes 3.40% due 11/22/2022*	EUR	500,000	743,922
Republic of Austria Senior Notes 3.50% due 09/15/2021*	EUR	1,480,000	2,223,977
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	740,000	1,219,516

			4,187,415

Belgium - 1.1%

Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,570,000	2,033,094

Brazil - 1.7%

Federal Republic of Brazil Senior Notes 4.88% due 01/22/2021		580,000	677,150
Federal Republic of Brazil Senior Notes 5.63% due 01/07/2041		396,000	475,200
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	423,750
Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025		554,000	858,700
Federal Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,100,000	793,296

			3,228,096

Canada - 1.0%

Government of Canada Bonds 2.00% due 03/01/2014	CAD	185,000	181,209
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	1,191,959
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	572,851

			1,946,019

Colombia - 2.2%

Republic of Colombia Senior Notes 4.38% due 07/12/2021		710,000	795,200
Republic of Colombia Senior Notes 6.13% due 01/18/2041		904,000	1,154,860
Republic of Colombia Senior Notes 7.38% due 03/18/2019		580,000	750,230
Republic of Colombia Senior Notes 7.38% due 09/18/2037		270,000	390,825
Republic of Colombia Senior Notes 8.13% due 05/21/2024		810,000	1,166,400

			4,257,515

Croatia - 0.4%

Republic of Croatia Senior Notes 6.38% due 03/24/2021		420,000	460,950
Republic of Croatia Senior Notes 6.63% due 07/14/2020		360,000	399,150

			860,100

Denmark - 0.4%

Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	4,100,000	821,730

Dominican Republic - 0.2%

Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	437,190

Egypt - 0.4%

Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		400,000	368,000
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		400,000	352,000

			720,000

El Salvador - 0.8%

Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		225,000	238,219
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,317,680

			1,555,899

Finland - 0.2%

Government of Finland Bonds 2.63% due 07/04/2042	EUR	240,000	322,387
Government of Finland Senior Bonds 3.38% due 04/15/2020	EUR	100,000	149,722

			472,109

France - 2.2%

Government of France Bonds 2.50% due 07/25/2016	EUR	1,500,000	2,086,007
Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	573,083
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	529,491
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	974,847
Government of France Bonds 5.50% due 04/25/2029	EUR	347	610

			4,164,038

Germany - 0.5%

Federal Republic of Germany Bonds 2.00% due 01/04/2022	EUR	300,000	415,858
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	350,000	536,290

			952,148

Hungary - 1.8%

Republic of Hungary Senior Notes 4.13% due 02/19/2018		400,000	394,000
Republic of Hungary Senior Notes 6.25% due 01/29/2020		370,000	399,600
Republic of Hungary Senior Notes 6.38% due 03/29/2021		670,000	722,595
Republic of Hungary Bonds 6.75% due 02/24/2017	HUF	100,000,000	461,238
Republic of Hungary Notes 7.00% due 06/24/2022	HUF	85,000,000	393,217
Republic of Hungary Bonds 7.50% due 10/24/2013	HUF	160,000,000	717,339
Republic of Hungary Senior Notes 7.63% due 03/29/2041		300,000	336,750

			3,424,739

Indonesia - 1.7%

Republic of Indonesia Bonds 5.25% due 01/17/2042		753,000	816,064
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		830,000	1,234,625

Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,153,400

			3,204,089

Ireland - 0.8%

Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	270,000	370,150
Republic of Ireland Bonds 4.60% due 04/18/2016	EUR	620,000	872,172
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		260,000	293,475

			1,535,797

Ivory Coast - 0.3%

Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032(1)		560,000	513,800

Japan - 13.4%

Government of Japan Senior Bonds 0.40% due 06/20/2015	JPY	181,400,000	1,972,536
Government of Japan Senior Bonds 0.40% due 09/20/2015	JPY	80,000,000	870,565
Government of Japan Senior Bonds 0.50% due 12/20/2014	JPY	110,000,000	1,196,318
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	2,087,690
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	83,000,000	943,089
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,923,162
Government of Japan Senior Bonds 1.40% due 12/20/2014	JPY	34,000,000	375,687
Government of Japan Senior Bonds 1.40% due 12/20/2015	JPY	58,300,000	652,444
Government of Japan Senior Notes 1.50% due 09/20/2014	JPY	50,000,000	551,392
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	2,202,834
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	240,000,000	2,747,592
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	1,281,353
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	594,522
Government of Japan Senior Notes 1.90% due 09/20/2023	JPY	46,000,000	555,191
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	134,700,000	1,639,511
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	170,000,000	1,913,462
Government of Japan Senior Notes 2.10% due 03/20/2027	JPY	160,000,000	1,955,677
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	80,000,000	957,224
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	379,836

			25,800,085

Latvia - 0.5%

Republic of Latvia Senior Notes 2.75% due 01/12/2020*		670,000	654,087
Republic of Latvia Senior Notes 5.25% due 06/16/2021		350,000	397,250

			1,051,337

Lebanon - 1.9%

Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,326,675
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,572,000	1,621,125
Lebanese Republic Senior Notes 8.25% due 04/12/2021		680,000	787,950

			3,735,750

Malaysia - 1.1%

Government of Malaysia Notes 3.31% due 10/31/2017	MYR	3,200,000	1,039,832
Government of Malaysia Senior Bonds 4.16% due 07/15/2021	MYR	2,940,000	994,778

			2,034,610

Mexico - 2.6%

United Mexican States Senior Notes 3.63% due 03/15/2022		1,480,000	1,577,680
United Mexican States Series A Senior Notes 6.05% due 01/11/2040		610,000	762,500
United Mexican States Series A Senior Notes 6.75% due 09/27/2034		600,000	807,000
United Mexican States Bonds 7.25% due 12/15/2016	MXN	120,000	1,025,503

United Mexican States Bonds 8.50% due 12/13/2018	MXN	50,000	464,630
United Mexican States Bonds 10.00% due 11/20/2036	MXN	36,000	423,709

			5,061,022

Morocco - 0.2%

Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		340,000	347,650

Netherlands - 1.1%

Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,206,284
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	560,000	860,660

			2,066,944

New Zealand - 0.9%

Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	1,895,000	1,673,845

Nigeria - 0.4%

Federal Republic of Nigeria Senior Notes 6.75% due 01/28/2021		670,000	773,850

Norway - 0.9%

Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	1,300,000	252,454
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	3,240,000	622,975
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	4,600,000	861,342

			1,736,771

Peru - 1.6%

Republic of Peru Senior Notes 5.63% due 11/18/2050		300,000	359,550
Republic of Peru Senior Notes 6.55% due 03/14/2037		426,000	579,360
Republic of Peru Senior Notes 7.13% due 03/30/2019		600,000	771,000
Republic of Peru Senior Notes 7.35% due 07/21/2025		331,000	466,710
Republic of Peru Senior Notes 8.75% due 11/21/2033		490,000	810,950

			2,987,570

Philippines - 1.2%

Republic of the Philippines Senior Notes 7.75% due 01/14/2031		540,000	790,425
Republic of the Philippines Senior Notes 9.88% due 01/15/2019		270,000	383,062
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,192,800

			2,366,287

Poland - 1.8%

Republic of Poland Senior Notes 3.00% due 03/17/2023		1,650,000	1,606,588
Republic of Poland Bonds 4.75% due 04/25/2017	PLN	1,200,000	394,121
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	2,190,000	752,769
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	1,100,000	395,172
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	1,150,000	386,531

			3,535,181

Republic of Belarus - 0.2%

Republic of Belarus Bonds 8.75% due 08/03/2015		400,000	414,500

Romania - 0.4%

Government of Romania Senior Notes 6.75% due 02/07/2022*		410,000	485,932
Government of Romania Senior Notes 6.75% due 02/07/2022		300,000	355,560

			841,492

Russia - 1.4%

Russian Federation Senior Bonds 4.50% due 04/04/2022*		800,000	885,200
Russian Federation Senior Notes 5.63% due 04/04/2042*		800,000	930,000
Russian Federation Senior Notes 7.50% due 03/31/2030(1)		631,625	786,443

			2,601,643

Singapore - 1.1%

Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	970,000	846,957

Republic of Singapore Senior Notes 2.50% due 06/01/2019	SGD	1,400,000	1,246,520

			2,093,477

Slovenia - 0.1%

Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		260,000	263,900

South Africa - 1.5%

Republic of South Africa Senior Notes 4.67% due 01/17/2024		960,000	1,032,000
Republic of South Africa Bonds 6.75% due 03/31/2021	ZAR	5,300,000	599,413
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	1,900,000	221,566
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	2,600,000	367,745
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	5,000,000	660,887

			2,881,611

Spain - 0.4%

Kingdom of Spain Senior Bonds 3.63% due 06/17/2013		250,000	250,440
Kingdom of Spain Senior Bonds 4.60% due 07/30/2019	EUR	350,000	467,786

			718,226

Sri Lanka - 1.0%

Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		320,000	332,000
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		670,000	697,843
Republic of Sri Lanka Notes 7.40% due 01/22/2015		788,000	843,160

			1,873,003

Sweden - 0.9%

Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	4,340,000	761,469
Kingdom of Sweden Bonds 3.75% due 08/12/2017	SEK	6,000,000	1,023,379

			1,784,848

Turkey - 2.4%

Republic of Turkey Bonds 6.00% due 01/14/2041		630,000	732,375
Republic of Turkey Senior Notes 6.88% due 03/17/2036		355,000	452,625
Republic of Turkey Senior Notes 7.00% due 09/26/2016		530,000	616,125
Republic of Turkey Senior Notes 7.50% due 07/14/2017		710,000	855,550
Republic of Turkey Senior Notes 7.50% due 11/07/2019		310,000	392,538
Republic of Turkey Bonds 8.00% due 01/29/2014	TRY	700,000	398,049
Republic of Turkey Bonds 9.00% due 01/27/2016	TRY	1,210,000	728,482
Republic of Turkey Bonds 9.50% due 01/12/2022	TRY	700,000	458,890

			4,634,634

Ukraine - 1.6%

Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	794,280
Republic of Ukraine Senior Bonds 6.75% due 11/14/2017		850,000	860,625
Republic of Ukraine Senior Notes 7.80% due 11/28/2022*		1,330,000	1,376,417

			3,031,322

Uruguay - 0.6%

Republic of Uruguay Bonds 8.00% due 11/18/2022		771,809	1,074,744

Venezuela - 1.7%

Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		1,370,000	1,365,205
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		830,000	950,765
Republic of Venezuela Senior Notes 11.95% due 08/05/2031		400,000	466,600
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		410,000	494,050

			3,276,620

Total Government Agencies
(cost $115,735,243)			117,034,855

GOVERNMENT TREASURIES - 20.5%
Italy - 4.9%

Republic of Italy Bonds 3.00% due 06/15/2015	EUR	1,160,000	1,531,799
Republic of Italy Bonds 3.50% due 11/01/2017	EUR	270,000	352,851
Republic of Italy Bonds 3.75% due 08/01/2016	EUR	1,380,000	1,852,285
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	690,000	912,399
Republic of Italy Senior Notes 4.50% due 06/08/2015	JPY	110,000,000	1,225,734
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	450,000	613,143
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	100,000	134,589
Republic of Italy Senior Bonds 5.00% due 03/01/2025*	EUR	275,000	365,472
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	1,210,000	1,514,631
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	938,184

			9,441,087

United Kingdom - 1.7%

United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2020	GBP	205,000	359,977
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	535,000	911,687
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	738,178
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	804,792
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	541,495

			3,356,129

United States - 13.9%

United States Treasury Bonds 3.00% due 05/15/2042		1,270,000	1,249,363
4.38% due 02/15/2038		110,000	138,222
5.38% due 02/15/2031		700,000	974,203
5.50% due 08/15/2028		380,000	526,181

United States Treasury Notes 0.25% due 12/15/2014		3,340,000	3,341,306
1.25% due 09/30/2015		3,300,000	3,380,438
1.75% due 05/15/2022		1,710,000	1,708,396
1.88% due 08/31/2017		1,780,000	1,876,092
2.00% due 02/15/2022		400,000	409,906
2.13% due 12/31/2015		1,450,000	1,523,067
2.38% due 09/30/2014		200,000	206,828
2.38% due 03/31/2016		1,388,000	1,472,907
2.75% due 11/30/2016		2,370,000	2,567,006
2.75% due 12/31/2017		2,150,000	2,357,441
2.75% due 02/28/2018		2,720,000	2,985,200
3.13% due 05/15/2021		1,700,000	1,911,172

			26,627,728

Total Government Treasuries (cost $38,861,561)			39,424,944

Total Long-Term Investment Securities (cost $182,239,987)			185,426,652

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Time Deposits - 1.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013 (cost $3,626,000)		3,626,000	3,626,000

TOTAL INVESTMENTS -
(cost $185,865,987)(2)		98.4%	189,052,652
Other assets less liabilities		1.6	3,068,684

NET ASSETS -		100.0%	$192,121,336

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $26,970,280 representing 14.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2013.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

AUD—Australian Dollar

BRL—Brazillian Real

CAD—Canadian Dollar

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

HUF—Hungarian Forint

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

ZAR—South African Rand

Industry Allocation*
Sovereign	67.3%
United States Treasury Notes	12.4
Banks-Commercial	3.9
Time Deposits	1.9
United States Treasury Bonds	1.5
Oil Companies-Integrated	1.2
Sovereign Agency	0.8
Real Estate Operations & Development	0.7
Auto-Cars/Light Trucks	0.7
Brewery	0.6
Oil Companies-Exploration & Production	0.5
Electric-Integrated	0.4
Municipal Bonds	0.4
Oil Refining & Marketing	0.4
Banks-Special Purpose	0.4
Steel-Producers	0.4
Telecom Services	0.3
Transport-Rail	0.3
Independent Power Producers	0.3
Gold Mining	0.3
Special Purpose Entities	0.3
Warehousing & Harbor Transportation Services	0.3
Finance-Auto Loans	0.2
Industrial Gases	0.2
Coal	0.2
Food-Meat Products	0.2
Import/Export	0.2
Cellular Telecom	0.2
Electric-Transmission	0.2
Electric-Generation	0.2
Retail-Major Department Stores	0.2
Transport-Services	0.2
Medical-Drugs	0.2
Telephone-Integrated	0.1
Building & Construction Products-Misc.	0.1
Pipelines	0.1
Building Products-Cement	0.1
Banks-Super Regional	0.1
Metal-Iron	0.1
SupraNational Banks	0.1
Television	0.1
Diversified Minerals	0.1

98.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$28,966,853	$—	$28,966,853
Government Agencies:
Japan	—	25,800,085	—	25,800,085
Other Countries*	—	91,234,770	—	91,234,770
Government Treasuries:
United States	—	26,627,728	—	26,627,728
Other Countries*	—	12,797,216	—	12,797,216
Short-Term Investment Securities:
Time Deposits	—	3,626,000	—	3,626,000

Total	$—	$189,052,652	$—	$189,052,652

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.6%
Australia - 3.9%

BHP Billiton, Ltd.	171,705	$6,501,639
Brambles, Ltd.#	348,356	3,113,498
Coca-Cola Amatil, Ltd.#	125,204	1,853,121
Commonwealth Bank of Australia	48,313	3,319,730
CSL, Ltd.	65,547	4,017,181
QBE Insurance Group, Ltd.	157,368	2,150,750
Westpac Banking Corp.	25,710	808,066
WorleyParsons, Ltd.#	70,230	1,911,059

		23,675,044

Austria - 0.3%

Erste Group Bank AG†	62,588	2,016,237

Belgium - 1.3%

Anheuser-Busch InBev NV	73,831	6,916,948
Umicore SA	23,141	1,156,807

		8,073,755

Bermuda - 0.8%

Brilliance China Automotive Holdings, Ltd.†#	1,140,000	1,572,799
Credicorp, Ltd.	8,673	1,300,777
Li & Fung, Ltd.#	1,442,800	1,934,746

		4,808,322

Brazil - 0.4%

BM&FBovespa SA	138,300	936,952
BR Malls Participacoes SA	70,600	913,085
Tim Participacoes SA ADR	18,230	396,685

		2,246,722

Canada - 4.1%

Agrium, Inc.	16,493	1,707,915
Bank of Nova Scotia	24,270	1,445,727
Canadian National Railway Co.(TSX)	14,169	1,437,990
Canadian National Railway Co.(NYSE)	35,610	3,610,854
Canadian Natural Resources, Ltd.	36,503	1,115,709
Canadian Pacific Railway, Ltd.	28,659	3,486,324
Cenovus Energy, Inc.	50,196	1,625,255
CGI Group, Inc. Class A†	75,605	1,997,805
Encana Corp.#	73,928	1,329,808
Fairfax Financial Holdings, Ltd.#	4,207	1,598,517
Potash Corp. of Saskatchewan, Inc.#	43,105	1,729,634
Suncor Energy, Inc.	92,049	2,789,364
Valeant Pharmaceuticals International, Inc.†	12,820	864,837

		24,739,739

Cayman Islands - 0.7%

Baidu, Inc. ADR†#	30,419	2,760,828
Sands China, Ltd.	250,800	1,190,036

		3,950,864

China - 0.3%

Industrial & Commercial Bank of China, Ltd.#	2,538,000	1,822,768

Czech Republic - 0.2%

Komercni Banka AS	4,709	958,318

Denmark - 1.7%

Christian Hansen Holding A/S	63,187	2,284,474
Coloplast A/S	31,282	1,631,562
Novo Nordisk A/S, Class B	36,024	6,291,341

		10,207,377

Finland - 0.5%

Kone Oyj, Class B#	22,923	1,855,481
Sampo, Class A	31,597	1,167,828

		3,023,309

France - 8.5%

Air Liquide SA	25,411	3,091,940
BNP Paribas SA	47,093	2,650,192
Cie Generale d’Optique Essilor International SA	19,582	2,020,935
Danone SA	47,526	3,300,309
Dassault Systemes SA	26,128	2,965,645
Eutelsat Communications SA	34,523	1,243,748
L’Oreal SA	14,742	2,204,676
Legrand SA	43,666	2,007,541
LVMH Moet Hennessy Louis Vuitton SA	18,074	3,112,378
Pernod-Ricard SA	59,033	7,660,037
Publicis Groupe SA	57,638	3,809,118
Sanofi	55,814	5,288,755
Schneider Electric SA	103,461	7,958,528
Sodexo#	8,957	829,559
Technip SA	13,949	1,510,794
Zodiac Aerospace	9,570	1,076,742

		50,730,897

Germany - 7.5%

Adidas AG	41,619	3,792,629
Allianz SE	8,606	1,176,363
BASF SE#	33,196	3,128,211
Bayer AG	53,195	5,268,379
Beiersdorf AG	34,649	3,021,311
Continental AG	11,805	1,385,694
Deutsche Boerse AG	27,123	1,681,464
Fresenius Medical Care AG & Co. KGaA	21,999	1,508,703
Kabel Deutschland Holding AG	28,863	2,503,220
Linde AG	21,345	3,870,720
Merck KGaA	16,688	2,352,997
Muenchener Rueckversicherungs AG	26,938	4,842,756
SAP AG	115,699	9,040,389
Sky Deutschland AG†#	186,028	1,190,543

		44,763,379

Hong Kong - 2.1%

AIA Group, Ltd.	973,000	4,240,471
China Mobile, Ltd.	123,500	1,359,908
China Unicom Hong Kong, Ltd.#	844,000	1,218,836
CNOOC, Ltd.	559,000	1,099,894
Galaxy Entertainment Group, Ltd.†#	430,000	1,807,468
Hutchison Whampoa, Ltd.	162,000	1,746,248
Link REIT	252,005	1,346,847

		12,819,672

India - 0.4%

ICICI Bank, Ltd. ADR	52,070	2,182,774

Indonesia - 0.5%

Bank Mandiri Persero Tbk PT	2,661,995	2,768,464

Ireland - 0.9%

Bank of Ireland†	8,908,123	1,535,159
Irish Bank Resolution Corp., Ltd.†(1)(2)	58,907	0
James Hardie Industries CDI	167,697	1,678,683
Ryanair Holdings PLC ADR	64,304	2,485,993

		5,699,835

Israel - 0.6%

Check Point Software Technologies, Ltd.†#	19,220	1,009,242
Teva Pharmaceutical Industries, Ltd. ADR	70,870	2,650,538

		3,659,780

Italy - 1.1%

Eni SpA	68,246	1,555,660
Luxottica Group SpA	34,375	1,595,871
Prada SpA#	290,000	2,873,601
Saipem SpA	29,313	783,761

		6,808,893

Japan - 12.5%

Canon, Inc.	48,700	1,767,995
Daikin Industries, Ltd.	51,900	1,923,363
Daito Trust Construction Co., Ltd.	23,700	2,122,235
Denso Corp.	122,500	5,141,062
FANUC Corp.	31,700	4,894,023
Fast Retailing Co., Ltd.#	6,600	1,810,746
Fuji Heavy Industries, Ltd.	86,000	1,285,964
Hitachi, Ltd.	129,000	723,703
Honda Motor Co., Ltd.	92,700	3,455,373
Hoya Corp.	93,000	1,783,946
Inpex Corp.	430	2,287,086
Japan Tobacco, Inc.	72,600	2,291,024
KDDI Corp.#	37,090	2,785,051
Keyence Corp.	7,800	2,197,195
Komatsu, Ltd.	32,000	807,164
Kubota Corp.#	234,000	2,824,965
Lawson, Inc.#	46,600	3,463,955
Mitsubishi Corp.	120,800	2,396,712
Mitsubishi Estate Co., Ltd.	136,000	3,389,362
Mitsubishi Heavy Industries, Ltd.	275,000	1,524,976
Murata Manufacturing Co., Ltd.	18,700	1,204,434
NTT DOCOMO, Inc.#	629	973,121
ORIX Corp.#	35,240	3,923,582
Rakuten, Inc.#	142,343	1,230,087
Shin-Etsu Chemical Co., Ltd.	82,600	5,079,512
Sysmex Corp.	26,700	1,399,957
Toyota Motor Corp.	161,175	8,285,671
Unicharm Corp.#	44,500	2,578,110
Yahoo Japan Corp.#	3,727	1,578,215

		75,128,589

Jersey - 1.9%

Delphi Automotive PLC	17,480	731,538
Experian PLC	70,549	1,170,869
Informa PLC	181,166	1,378,312
Shire PLC	28,004	877,284
Wolseley PLC	43,585	2,054,368
WPP PLC	318,466	5,092,178

		11,304,549

Luxembourg - 0.4%

SES SA FDR	77,861	2,396,940

Mexico - 1.0%

America Movil SAB de CV, Series L ADR	63,741	1,331,549
Cemex SAB de CV ADR	56,289	604,544
Fomento Economico Mexicano SAB de CV ADR	10,873	1,214,949
Grupo Financiero Santander Mexico SAB de CV ADR†#	32,230	480,872
Grupo Televisa SAB ADR	94,897	2,546,086

		6,178,000

Netherlands - 4.3%

Akzo Nobel NV	56,675	3,620,429
ASML Holding NV	57,107	4,064,794
European Aeronautic Defence and Space Co. NV	66,683	3,410,931
Gemalto NV	13,242	1,205,671
Heineken NV	54,722	4,085,784
ING Groep NV CVA†	296,370	2,382,689
Koninklijke Vopak NV	28,405	2,043,707
Randstad Holding NV	75,485	3,209,261
Unilever NV CVA	49,697	1,927,641

		25,950,907

Norway - 1.3%

Petroleum Geo-Services ASA†	125,321	1,975,639
Statoil ASA	127,783	3,176,378
Telenor ASA	125,000	2,691,310

		7,843,327

Portugal - 0.2%

Jeronimo Martins SGPS SA	68,232	1,359,810

Russia - 1.0%

Gazprom OAO ADR	81,613	726,356
Magnit OJSC GDR	62,986	2,671,866
Sberbank of Russia	507,466	1,727,922
Sberbank of Russia ADR	51,465	709,702

		5,835,846

Singapore - 1.6%

Avago Technologies, Ltd.	54,782	1,874,640
DBS Group Holdings, Ltd.	278,000	3,391,941
Keppel Corp., Ltd.	227,757	2,140,739
Singapore Telecommunications, Ltd.	240,950	669,306
United Overseas Bank, Ltd.	90,077	1,387,814

		9,464,440

South Korea - 1.8%

Hyundai Mobis	9,062	2,619,450
NHN Corp	7,756	1,883,802
Samsung Electronics Co., Ltd.	3,288	4,688,359

Samsung Electronics Co., Ltd. GDR (LSE)	2,118	1,503,780
Samsung Electronics Co., Ltd. GDR (OTC US)*	5	3,550

		10,698,941

Spain - 2.3%

Amadeus IT Holding SA, Class A	168,363	4,308,202
Banco Bilbao Vizcaya Argentaria SA	157,881	1,531,689
Banco Santander SA	187,859	1,425,201
Grifols SA†	95,765	3,411,333
Inditex SA	18,364	2,461,045
Red Electrica Corp. SA	8,010	443,187

		13,580,657

Sweden - 2.8%

Hennes & Mauritz AB, Class B	43,540	1,562,550
Investment AB Kinnevik, Class B	46,499	1,060,488
Investor AB, Class B	68,313	2,001,625
Svenska Cellulosa AB, Class B	106,773	2,610,139
Swedbank AB, Class A	78,317	1,883,028
Telefonaktiebolaget LM Ericsson, Class B	306,674	3,719,976
Volvo AB, Class B	269,367	4,040,047

		16,877,853

Switzerland - 10.1%

ABB, Ltd.	93,270	2,130,493
Adecco SA	41,096	2,343,520
Cie Financiere Richemont SA, Class A	24,919	2,003,250
Givaudan SA	314	375,205
Holcim, Ltd.†	20,448	1,652,551
Julius Baer Group, Ltd.	109,173	4,137,229
Kuehne & Nagel International AG	6,310	725,721
Nestle SA	185,715	12,978,057
Novartis AG	76,204	5,174,848
Roche Holding AG	55,248	12,655,228
SGS SA	510	1,296,085
Sonova Holding AG	7,778	931,070
Swiss Re AG	18,568	1,484,766
Syngenta AG	17,523	7,442,554
UBS AG	326,167	5,160,628

		60,491,205

Taiwan - 1.4%

Hon Hai Precision Industry Co., Ltd.	459,210	1,264,641
Taiwan Semiconductor Manufacturing Co., Ltd.	497,269	1,751,626
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	289,861	5,289,963

		8,306,230

Thailand - 0.5%

CP ALL PCL	626,500	995,029
Kasikornbank PCL NVDR	287,700	2,050,165

		3,045,194

Turkey - 0.6%

Akbank TAS	324,371	1,576,008
Turkiye Garanti Bankasi AS	440,133	2,104,202

		3,680,210

United Kingdom - 16.1%

Aggreko PLC#	20,768	534,343
ARM Holdings PLC	136,568	1,978,574
Ashtead Group PLC	144,531	1,129,193
Associated British Foods PLC	53,367	1,499,387
Barclays PLC	280,742	1,307,512
BG Group PLC	350,621	6,199,407
British American Tobacco PLC	117,107	6,101,636
British Sky Broadcasting Group PLC	128,021	1,651,792
Burberry Group PLC	40,257	840,349
Capita PLC	167,013	2,086,478
Carnival PLC	7,900	296,981
Centrica PLC	251,937	1,345,730
Compass Group PLC	703,735	8,546,148
Diageo PLC	90,344	2,713,716
Hays PLC	480,575	715,569
HSBC Holdings PLC (LSE)	520,834	5,779,020
HSBC Holdings PLC (SEHK)	290,603	3,216,807
Imperial Tobacco Group PLC	77,809	2,821,160
InterContinental Hotels Group PLC	38,727	1,124,490
Kingfisher PLC	376,002	1,580,046
Lloyds Banking Group PLC†	3,653,249	3,018,816
Next PLC	25,194	1,604,881
Pearson PLC	57,156	1,001,483
Reckitt Benckiser Group PLC	43,016	2,890,252
Reed Elsevier PLC	356,447	3,833,903
Rio Tinto PLC	139,728	7,506,013
Rolls-Royce Holdings PLC	117,142	1,826,862
Royal Dutch Shell PLC, Class A	56,447	1,858,235
Royal Dutch Shell PLC, Class B	50,575	1,705,976
Smith & Nephew PLC	118,472	1,270,677
Smiths Group PLC	89,830	1,718,448
Standard Chartered PLC	258,119	7,032,767
Telecity Group PLC	138,162	1,959,748
Unilever PLC	142,490	5,680,802
Whitbread PLC	65,679	2,513,875

		96,891,076

Total Common Stock
(cost $480,421,414)		573,989,923

PREFERRED STOCK - 1.7%
Brazil - 0.8%

Banco Bradesco SA ADR#	152,018	2,731,763
Itau Unibanco Holding SA	33,500	593,536
Itau Unibanco Holding SA ADR	74,200	1,310,372

		4,635,671

Germany - 0.9%

Henkel AG & Co. KGaA	16,859	1,485,913

Volkswagen AG%	19,552	4,269,241

		5,755,154

Total Preferred Stock
(cost $8,997,816)		10,390,825

EXCHANGE-TRADED FUNDS - 0.4%

iShares MSCI EAFE Index Fund	24,560	1,428,901
iShares MSCI Japan Index Fund	101,746	1,038,827

Total Exchange-Traded Funds
(cost $2,487,568)		2,467,728

Total Long-Term Investment Securities
(cost $491,906,798)		586,848,476

SHORT-TERM INVESTMENT SECURITIES - 6.6%
Commercial Paper - 0.1%

Barclays U.S. Funding LLC 0.00% due 03/01/2013	$358,000	358,000
Registered Investment Companies - 4.2%

State Street Navigator Securities Lending Prime Portfolio(3)	25,037,668	25,037,668
Time Deposits - 2.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013	13,928,000	13,928,000
Total Short-Term Investment Securities
(cost $39,323,668)		39,323,668

TOTAL INVESTMENTS -
(cost $531,230,466) (4)	104.3%	626,172,144
Liabilities in excess of other assets	(4.3)	(25,990,230)

NET ASSETS -	100.0%	$600,181,914

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $3,550 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	At February 28, 2013, the Fund had loaned securities with a total value of $25,846,799. This was secured by collateral of $25,037,668 , which was received in cash and subsequently invested in short-term investments currently valued at $25,037,668 as reported in the portfolio of investments. Additionally collateral of $1,966,783 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.13% to 4.25%	12/31/2013 to 11/15/2017	$1,966,783

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CDI—Chess Depository Interest

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depository Receipt

GDR—Global Depository Receipt

LSE—London Stock Exchange

NYSE—New York Stock Exchange

NVDR—Non-Voting Depository Receipt

OTC—Over The Counter US

SEHK—Hong Kong Stock Exchange

TSX—Toronto Stock Exchange

Industry Allocation*
Banks-Commercial	7.9%
Medical-Drugs	7.1
Food-Misc./Diversified	4.7
Registered Investment Companies	4.2
Diversified Banking Institutions	3.6
Auto-Cars/Light Trucks	3.2
Time Deposits	2.3
Oil Companies-Exploration & Production	2.1
Oil Companies-Integrated	2.1
Chemicals-Diversified	1.9
Tobacco	1.9
Brewery	1.8
Agricultural Chemicals	1.8
Beverages-Wine/Spirits	1.8
Electronic Components-Semiconductors	1.7
Enterprise Software/Service	1.5
Advertising Services	1.5
Food-Catering	1.4
Transport-Rail	1.4
Auto/Truck Parts & Equipment-Original	1.4
Human Resources	1.3
Power Converter/Supply Equipment	1.3
Cosmetics & Toiletries	1.3
Metal-Diversified	1.3
Retail-Apparel/Shoe	1.3
Semiconductor Components-Integrated Circuits	1.2
Industrial Gases	1.2
Insurance-Life/Health	1.1
Diversified Minerals	1.1
Web Portals/ISP	1.1
Insurance-Reinsurance	1.0
Telecom Services	0.9
Cellular Telecom	0.9
Industrial Automated/Robotic	0.8
Aerospace/Defense-Equipment	0.8
Retail-Convenience Store	0.8
Soap & Cleaning Preparation	0.7
Transactional Software	0.7
Real Estate Management/Services	0.7
Oil-Field Services	0.7
Electronic Components-Misc.	0.7
Cable/Satellite TV	0.7
Diversified Financial Services	0.7
Semiconductor Equipment	0.7
Auto-Heavy Duty Trucks	0.7
Food-Retail	0.7
Medical-Biomedical/Gene	0.7
Building Products-Cement	0.7
Diversified Operations	0.7
Medical Products	0.7
Insurance-Property/Casualty	0.7
Engineering/R&D Services	0.6
Distribution/Wholesale	0.6
Diversified Operations/Commercial Services	0.6
Finance-Leasing Companies	0.6
Publishing-Periodicals	0.6
Athletic Footwear	0.6
Wireless Equipment	0.6
Apparel Manufacturers	0.6
Satellite Telecom	0.6
Hotels/Motels	0.6
Optical Supplies	0.6
Machinery-General Industrial	0.5
Textile-Apparel	0.5
Beverages-Non-alcoholic	0.5
Investment Companies	0.5
Casino Hotels	0.5
Computer Aided Design	0.5
Machinery-Farming	0.5
Telephone-Integrated	0.5
Finance-Other Services	0.5
Transport-Services	0.4
Electric Products-Misc.	0.4
Medical-Generic Drugs	0.4
Paper & Related Products	0.4
Broadcast Services/Program	0.4
Airlines	0.4
Exchange-Traded Funds	0.4
Import/Export	0.4
Multimedia	0.4
Insurance-Multi-line	0.4
Electronic Measurement Instruments	0.4
Real Estate Operations & Development	0.3
Retail-Jewelry	0.3
Computers-Integrated Systems	0.3
Building Products-Air & Heating	0.3
Commercial Services	0.3
Aerospace/Defense	0.3
Office Automation & Equipment	0.3
Diversified Manufacturing Operations	0.3
Retail-Building Products	0.3
Dialysis Centers	0.3
Medical Instruments	0.2
Rubber-Tires	0.2
Real Estate Investment Trusts	0.2
Gas-Distribution	0.2
E-Commerce/Services	0.2
Computer Data Security	0.2
Cable TV	0.2
Commercial Services-Finance	0.2
Precious Metals	0.2
Rental Auto/Equipment	0.2
Applications Software	0.2
Machinery-Construction & Mining	0.1
Electric-Transmission	0.1
Chemicals-Specialty	0.1
Commercial Paper	0.1

104.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
France	$50,730,897	$—	$—	$50,730,897
Germany	44,763,379	—	—	44,763,379
Ireland	5,699,835	—	0	5,699,835
Japan	75,128,589	—	—	75,128,589
Switzerland	60,491,205	—	—	60,491,205
United Kingdom	96,891,076	—	—	96,891,076
Other Countries*	240,284,942	—	—	240,284,942
Preferred Stock	10,390,825	—	—	10,390,825
Exchange-Traded Funds	2,467,728	—	—	2,467,728
Short-Term Investment Securities:
Commercial Paper	—	358,000	—	358,000
Registered Investment Companies	25,037,668	—	—	25,037,668
Time Deposits	—	13,928,000	—	13,928,000

Total	$611,886,144	$14,286,000	$0	$626,172,144

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.1%
Aerospace/Defense-Equipment - 1.1%

United Technologies Corp.	17,402	$1,575,751

Applications Software - 2.2%

Citrix Systems, Inc.†	14,010	993,309
Microsoft Corp.	81,975	2,278,905

		3,272,214

Athletic Footwear - 0.9%

NIKE, Inc., Class B	23,921	1,302,738

Auto-Cars/Light Trucks - 0.9%

General Motors Co.†#	48,745	1,323,427

Auto/Truck Parts & Equipment-Original - 0.6%

Delphi Automotive PLC	20,774	869,392

Banks-Fiduciary - 1.2%

State Street Corp.	30,349	1,717,450

Banks-Super Regional - 1.6%

Wells Fargo & Co.	68,551	2,404,769

Beverages-Non-alcoholic - 2.1%

PepsiCo, Inc.	40,132	3,040,802

Beverages-Wine/Spirits - 1.0%

Diageo PLC ADR	12,061	1,443,822

Broadcast Services/Program - 1.1%

Discovery Communications, Inc., Class A†#	22,390	1,641,859

Cable/Satellite TV - 1.6%

Comcast Corp., Class A	21,990	874,982
DIRECTV†#	31,979	1,540,429

		2,415,411

Casino Hotels - 1.2%

Wynn Resorts, Ltd.#	14,495	1,694,466

Cellular Telecom - 1.1%

Sprint Nextel Corp.†	116,482	675,595
Vodafone Group PLC ADR	38,642	971,460

		1,647,055

Chemicals-Diversified - 1.6%

Celanese Corp., Series A#	22,658	1,061,527
Dow Chemical Co.#	39,283	1,246,057

		2,307,584

Commercial Services-Finance - 1.5%

Mastercard, Inc., Class A	4,125	2,136,008

Computer Services - 2.0%

International Business Machines Corp.	14,540	2,920,068

Computers - 4.5%

Apple, Inc.	9,472	4,180,941
Hewlett-Packard Co.#	121,275	2,442,478

		6,623,419

Computers-Memory Devices - 1.7%

EMC Corp.†	110,623	2,545,435

Cosmetics & Toiletries - 2.3%

Procter & Gamble Co.	43,790	3,335,922

Diversified Banking Institutions - 7.8%

Bank of America Corp.	190,920	2,144,032
Citigroup, Inc.	77,427	3,249,611
Goldman Sachs Group, Inc.	8,239	1,233,873
JPMorgan Chase & Co.	79,558	3,891,977
Morgan Stanley	41,764	941,778

		11,461,271

Diversified Manufacturing Operations - 2.7%

Eaton Corp. PLC	20,289	1,257,309
General Electric Co.	118,835	2,759,349

		4,016,658

E-Commerce/Products - 1.7%

eBay, Inc.†	45,232	2,473,286

Electronic Components-Semiconductors - 0.7%

Skyworks Solutions, Inc.†#	46,214	984,358

Electronic Security Devices - 0.9%

Tyco International, Ltd.	41,518	1,328,991

Entertainment Software - 1.3%

Activision Blizzard, Inc.#	55,040	787,072
Electronic Arts, Inc.†#	63,378	1,111,016

		1,898,088

Food-Misc./Diversified - 0.6%

Mondelez International, Inc., Class A	31,570	872,911

Instruments-Controls - 1.3%

Honeywell International, Inc.	27,753	1,945,485

Insurance Brokers - 1.9%

Aon PLC	45,104	2,755,403

Insurance-Reinsurance - 2.7%

Berkshire Hathaway, Inc., Class B†	38,256	3,908,233

Internet Content-Entertainment - 0.2%

Facebook, Inc., Class A†	10,329	281,465

Internet Infrastructure Software - 0.6%

F5 Networks, Inc.†	9,830	928,247

Investment Management/Advisor Services - 2.8%

BlackRock, Inc.	10,398	2,492,921
Invesco, Ltd.	59,323	1,589,263

		4,082,184

Machinery-Construction & Mining - 1.1%

Caterpillar, Inc.	17,880	1,651,576

Medical Products - 2.2%

Baxter International, Inc.	23,681	1,600,835
Covidien PLC	25,133	1,597,705

		3,198,540

Medical-Biomedical/Gene - 1.4%

Celgene Corp.†	14,116	1,456,489
Vertex Pharmaceuticals, Inc.†	12,745	596,721

		2,053,210

Medical-Drugs - 6.9%

Abbott Laboratories#	54,884	1,854,531
Johnson & Johnson#	61,394	4,672,697
Pfizer, Inc.	107,046	2,929,849
Salix Pharmaceuticals, Ltd.†	14,420	704,417

		10,161,494

Medical-HMO - 1.2%

Cigna Corp.	30,104	1,759,880

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	22,254	1,028,357

Metal-Copper - 0.6%

Freeport-McMoRan Copper & Gold, Inc.	27,296	871,288

Multimedia - 1.7%

Viacom, Inc., Class B	42,373	2,477,126

Oil Companies-Exploration & Production - 2.4%

Anadarko Petroleum Corp.	10,810	860,260
Apache Corp.	18,138	1,347,109

Noble Energy, Inc.	12,242	1,356,781

		3,564,150

Oil Companies-Integrated - 5.9%

Chevron Corp.	32,186	3,770,590
ConocoPhillips#	27,543	1,596,117
Exxon Mobil Corp.	36,765	3,292,305

		8,659,012

Oil-Field Services - 1.8%

Halliburton Co.	63,666	2,642,776

Pharmacy Services - 1.7%

Express Scripts Holding Co.†	42,717	2,431,024

Publishing-Periodicals - 1.6%

Nielsen Holdings NV	70,400	2,371,776

Retail-Building Products - 1.1%

Lowe’s Cos., Inc.	40,536	1,546,448

Retail-Drug Store - 2.2%

CVS Caremark Corp.	38,631	1,974,817
Walgreen Co.#	31,150	1,275,281

		3,250,098

Retail-Jewelry - 0.8%

Tiffany & Co.#	17,365	1,166,233

Retail-Restaurants - 1.3%

McDonald’s Corp.	20,043	1,922,124

Semiconductor Components-Integrated Circuits - 1.6%

QUALCOMM, Inc.	34,707	2,277,820

Tobacco - 2.4%

Philip Morris International, Inc.	37,951	3,482,004

Transport-Rail - 0.9%

Union Pacific Corp.	9,139	1,253,048

Transport-Services - 1.4%

FedEx Corp.#	20,134	2,122,728

Web Portals/ISP - 2.8%

Google, Inc., Class A†	5,065	4,058,078

Total Long-Term Investment Securities (cost $120,169,670)		145,102,962

SHORT-TERM INVESTMENT SECURITIES - 9.7%
Registered Investment Companies - 9.7%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $14,255,820)	14,255,820	14,255,820

REPURCHASE AGREEMENT - 1.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/28/2013, to be repurchased 03/01/2013 in the amount of $1,407,000 and collateralized by $1,465,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $1,437,599 (cost $1,407,000)	$1,407,000	1,407,000

TOTAL INVESTMENTS (cost $135,832,490)(2)	109.8%	160,765,782
Liabilities in excess of other assets	(9.8)	(14,375,750)

NET ASSETS	100.0%	$146,390,032

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2013, the Fund had loaned securities with a total value of $13,910,438. This was secured by collateral of $14,255,820, which was received in cash and subsequently invested in short-term investments currently valued at $14,255,820 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$11,461,271	$—	$—	$11,461,271
Medical-Drugs	10,161,494	—	—	10,161,494
Oil Companies-Integrated	8,659,012	—	—	8,659,012
Other Industries*	114,821,185	—	—	114,821,185
Short-Term Investment Securities:
Registered Investment Companies	14,255,820	—	—	14,255,820
Repurchase Agreement		1,407,000		1,407,000

Total	$159,358,782	$1,407,000	$—	$160,765,782

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 97.8%
Aerospace/Defense - 1.0%

Boeing Co.	46,022	$3,539,092

Aerospace/Defense-Equipment - 1.8%
United Technologies Corp.	70,760	6,407,318

Agricultural Chemicals - 1.4%

Monsanto Co.	28,328	2,861,978
Mosaic Co.	36,599	2,142,505

		5,004,483

Apparel Manufacturers - 0.8%

Michael Kors Holdings, Ltd.†	17,250	1,022,580
Prada SpA	183,800	1,821,269

		2,843,849

Applications Software - 3.3%

Check Point Software Technologies, Ltd.†#	30,935	1,624,397
Citrix Systems, Inc.†	44,861	3,180,645
Red Hat, Inc.†	33,223	1,688,061
Salesforce.com, Inc.†#	31,187	5,277,464

		11,770,567

Auto-Cars/Light Trucks - 1.0%

General Motors Co.†#	103,206	2,802,043
Tesla Motors, Inc.†#	22,965	799,871

		3,601,914

Banks-Super Regional - 0.5%

Capital One Financial Corp.	34,141	1,742,215

Brewery - 0.5%

Anheuser-Busch InBev NV ADR	19,959	1,875,946

Building-Residential/Commercial - 0.6%

D.R. Horton, Inc.#	52,304	1,166,379
PulteGroup, Inc.†#	44,921	861,585

		2,027,964

Cable/Satellite TV - 4.5%

Comcast Corp., Class A	122,170	4,861,144
DIRECTV†	76,658	3,692,616
DISH Network Corp., Class A	208,229	7,246,369

		15,800,129

Casino Hotels - 0.5%

Las Vegas Sands Corp.	31,253	1,609,217

Cellular Telecom - 1.3%

Sprint Nextel Corp.†	765,894	4,442,185

Chemicals-Diversified - 0.4%

LyondellBasell Industries NV, Class A	25,946	1,520,955

Commercial Services-Finance - 1.9%

Alliance Data Systems Corp.†#	13,471	2,137,713
Global Payments, Inc.#	40,626	1,958,580
Mastercard, Inc., Class A	5,159	2,671,433

		6,767,726

Computer Aided Design - 0.2%

Autodesk, Inc.†	22,792	836,922

Computer Services - 1.3%

Cognizant Technology Solutions Corp., Class A†	43,550	3,343,334
International Business Machines Corp.	6,781	1,361,828

		4,705,162

Computers - 4.7%

Apple, Inc.	37,349	16,485,849

Computers-Memory Devices - 1.4%

EMC Corp.†	217,614	5,007,298

Cosmetics & Toiletries - 1.5%

Estee Lauder Cos., Inc., Class A#	36,286	2,325,933
Procter & Gamble Co.	36,790	2,802,662

		5,128,595

Data Processing/Management - 0.4%

CommVault Systems, Inc.†	20,832	1,540,526

Diversified Banking Institutions - 1.7%

Citigroup, Inc.	37,863	1,589,110
Goldman Sachs Group, Inc.	30,012	4,494,597

		6,083,707

Diversified Manufacturing Operations - 4.0%

3M Co.	27,522	2,862,288
Danaher Corp.#	29,692	1,829,027
General Electric Co.	332,253	7,714,915
Ingersoll-Rand PLC	34,181	1,799,630

		14,205,860

E-Commerce/Products - 2.9%

Amazon.com, Inc.†	19,472	5,145,865
eBay, Inc.†	93,823	5,130,242

		10,276,107

E-Commerce/Services - 1.3%

priceline.com, Inc.†	6,384	4,389,511

Electric Products-Misc. - 0.6%

AMETEK, Inc.	50,680	2,119,944

Electronic Components-Semiconductors - 1.0%

Intel Corp.#	80,307	1,674,401
Xilinx, Inc.	53,255	1,984,814

		3,659,215

Electronic Design Automation - 0.3%

Cadence Design Systems, Inc.†#	77,147	1,092,402

Engineering/R&D Services - 1.0%

Fluor Corp.	30,347	1,878,479
Foster Wheeler AG†	65,933	1,586,348

		3,464,827

Engines-Internal Combustion - 0.9%

Cummins, Inc.	28,267	3,275,297

Enterprise Software/Service - 2.1%

Oracle Corp.	182,192	6,241,898
Workday, Inc., Class A†#	23,272	1,286,709

		7,528,607

Finance-Credit Card - 2.0%

Visa, Inc., Class A#	43,972	6,975,718

Food-Misc./Diversified - 1.1%

Mondelez International, Inc., Class A	135,100	3,735,515

Food-Retail - 0.4%

Whole Foods Market, Inc.#	15,513	1,328,223

Instruments-Controls - 1.2%

Honeywell International, Inc.	59,209	4,150,551

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.	20,410	1,506,258

Insurance Brokers - 0.3%

Aon PLC	16,877	1,031,016

Insurance-Multi-line - 0.5%

ACE, Ltd.	19,444	1,660,323

Internet Content-Entertainment - 1.9%

Facebook, Inc., Class A†	243,952	6,647,692

Medical Information Systems - 0.2%

Cerner Corp.†#	7,729	675,978

Medical Instruments - 0.5%

Intuitive Surgical, Inc.†#	3,400	1,733,626

Medical Products - 0.8%

Baxter International, Inc.	26,073	1,762,535
Sirona Dental Systems, Inc.†	14,681	1,042,645

		2,805,180

Medical-Biomedical/Gene - 5.2%

Amgen, Inc.	22,243	2,033,233
Biogen Idec, Inc.†	24,243	4,032,581
Celgene Corp.†	38,608	3,983,573
Gilead Sciences, Inc.†#	159,779	6,824,161
Illumina, Inc.†#	27,402	1,373,662

		18,247,210

Medical-Drugs - 4.7%

Abbott Laboratories	88,108	2,977,169
Allergan, Inc.#	46,943	5,089,560
Johnson & Johnson#	35,037	2,666,666
Pfizer, Inc.	201,349	5,510,922
Zoetis, Inc.†#	10,497	351,125

		16,595,442

Multimedia - 2.1%

Viacom, Inc., Class B	44,143	2,580,600
Walt Disney Co.#	86,152	4,703,038

		7,283,638

Networking Products - 0.5%

Cisco Systems, Inc.	84,560	1,763,076

Oil Companies-Exploration & Production - 1.4%

Anadarko Petroleum Corp.	47,232	3,758,722
Cobalt International Energy, Inc.†	40,619	1,002,071

		4,760,793

Oil Field Machinery & Equipment - 0.4%

Cameron International Corp.†	16,492	1,050,871
National Oilwell Varco, Inc.	3,894	265,298

		1,316,169

Oil Refining & Marketing - 0.7%

Marathon Petroleum Corp.	12,803	1,061,113
Tesoro Corp.#	27,131	1,525,847

		2,586,960

Oil-Field Services - 3.1%

Halliburton Co.	50,865	2,111,406
Schlumberger, Ltd.	63,102	4,912,491
Weatherford International, Ltd.†	332,830	3,954,020

		10,977,917

Pharmacy Services - 1.1%

Express Scripts Holding Co.†	68,842	3,917,798

Private Equity - 1.1%

Blackstone Group LP	84,221	1,591,777
KKR & Co. LP	114,491	2,086,026

		3,677,803

Real Estate Investment Trusts - 1.0%

American Tower Corp.	46,949	3,643,242

Retail-Apparel/Shoe - 1.4%

Gap, Inc.#	54,331	1,788,577
Lululemon Athletica, Inc.†#	15,794	1,058,988
Urban Outfitters, Inc.†	47,697	1,932,682

		4,780,247

Retail-Building Products - 2.0%

Home Depot, Inc.	70,304	4,815,824
Lowe’s Cos., Inc.	56,322	2,148,684

		6,964,508

Retail-Discount - 1.7%

Costco Wholesale Corp.	28,183	2,854,656
Dollar General Corp.†	32,089	1,487,004
Wal-Mart Stores, Inc.	22,941	1,623,764

		5,965,424

Retail-Drug Store - 0.9%

Walgreen Co.#	77,205	3,160,773

Retail-Regional Department Stores - 0.2%

Macy’s, Inc.	20,149	828,124

Retail-Restaurants - 1.4%

Chipotle Mexican Grill, Inc.†#	2,622	830,623
Starbucks Corp.	76,674	4,203,269

		5,033,892

Semiconductor Components-Integrated Circuits - 4.3%

Analog Devices, Inc.	49,757	2,250,012
Maxim Integrated Products, Inc.#	62,385	1,945,164
QUALCOMM, Inc.	164,157	10,773,624

		14,968,800

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	120,610	1,652,357
Lam Research Corp.†	53,722	2,272,441

		3,924,798

Television - 0.6%

CBS Corp., Class B	48,065	2,085,540

Therapeutics - 0.4%

BioMarin Pharmaceutical, Inc.†#	25,924	1,502,814

Tobacco - 0.5%

Altria Group, Inc.	50,564	1,696,422

Transport-Rail - 0.5%

Union Pacific Corp.	13,839	1,897,465

Transport-Services - 0.5%

Expeditors International of Washington, Inc.	49,100	1,907,535

Transport-Truck - 1.1%

J.B. Hunt Transport Services, Inc.	55,394	3,850,991

Vitamins & Nutrition Products - 0.6%

Mead Johnson Nutrition Co.	26,781	2,006,165

Web Portals/ISP - 4.1%

Baidu, Inc. ADR†	9,335	847,245
Google, Inc., Class A†	17,162	13,750,194

		14,597,439

Wireless Equipment - 1.1%

Aruba Networks, Inc.†#	41,968	1,045,842
Crown Castle International Corp.†	23,560	1,644,488
Telefonaktiebolaget LM Ericsson ADR	86,423	1,055,225

		3,745,555

Total Long-Term Investment Securities (cost $311,394,175)		344,690,009

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Registered Investment Companies - 4.6%
State Street Navigator Securities Lending Prime Portfolio(3)	16,105,048	16,105,048

Time Deposits - 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013	$2,855,000	2,855,000

Total Short-Term Investment Securities (cost $18,960,048)		18,960,048

REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $4,470,000)	4,470,000	4,470,000

TOTAL INVESTMENTS (cost $334,824,223)(2)	104.5%	368,120,057
Liabilities in excess of other assets	(4.5)	(15,748,210)

NET ASSETS	100.0%	$352,371,847

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At February 28, 2013, the Fund had loaned securities with a total value of $16,838,960. This was secured by collateral of $16,105,048 which was received in cash and subsequently invested in short-term investments currently valued at $16,105,048 as reported in the portfolio of investments. Additional collateral of $1,159,362 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.13% to 4.50%	12/31/2013 to 05/15/2038	$1,159,362

ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$18,247,210	$—	$—	$18,247,210
Other Industries*	326,442,799	—	—	326,442,799
Short-Term Investment Securities:
Registered Investment Companies	16,105,048	—	—	16,105,048
Time Deposits	—	2,855,000	—	2,855,000
Repurchase Agreement	—	4,470,000	—	4,470,000

Total	$360,795,057	$7,325,000	$—	$368,120,057

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.2%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A†	114,500	$5,294,480

Aerospace/Defense - 0.2%

Esterline Technologies Corp.†	64,000	4,411,520

Aerospace/Defense-Equipment - 1.0%

Alliant Techsystems, Inc.	67,700	4,454,660
B/E Aerospace, Inc.†	215,500	11,337,455
Exelis, Inc.	388,900	4,013,448
Triumph Group, Inc.	103,700	7,612,617

		27,418,180

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.#	110,800	2,183,868

Airlines - 0.4%

Alaska Air Group, Inc.†#	145,800	7,515,990
JetBlue Airways Corp.†#	471,500	2,857,290

		10,373,280

Apparel Manufacturers - 0.8%

Carter’s, Inc.†	105,200	5,934,332
Hanesbrands, Inc.†	202,900	8,042,956
Under Armour, Inc., Class A†#	160,500	7,909,440

		21,886,728

Applications Software - 0.4%

Compuware Corp.†	442,000	5,131,620
PTC, Inc.†	247,700	5,731,778

		10,863,398

Auction House/Art Dealers - 0.2%

Sotheby’s	140,500	5,371,315

Auto-Heavy Duty Trucks - 0.3%

Oshkosh Corp.†	189,300	7,299,408

Banks-Commercial - 3.6%

Associated Banc-Corp.	355,800	5,119,962
BancorpSouth, Inc.	172,300	2,636,190
Bank of Hawaii Corp.#	93,200	4,509,948
Cathay General Bancorp	151,800	2,958,582
City National Corp.#	98,100	5,573,061
Commerce Bancshares, Inc.	161,500	6,151,535
Cullen/Frost Bankers, Inc.#	127,400	7,715,344
East West Bancorp, Inc.	290,900	7,156,140
FirstMerit Corp.#	227,300	3,436,776
Fulton Financial Corp.	412,700	4,684,145
Hancock Holding Co.	175,700	5,306,140
International Bancshares Corp.	112,900	2,286,225
Prosperity Bancshares, Inc.#	91,200	4,207,968
Signature Bank†	95,700	7,107,639
SVB Financial Group†	92,300	6,189,638
Synovus Financial Corp.	1,630,500	4,141,470
TCF Financial Corp.#	338,600	4,652,364
Trustmark Corp.#	139,000	3,183,100
Valley National Bancorp.#	409,700	4,109,291
Webster Financial Corp.	166,500	3,666,330
Westamerica Bancorporation#	56,800	2,513,400

		97,305,248

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.	128,300	11,794,619

Building & Construction Products-Misc. - 0.7%

Fortune Brands Home & Security, Inc.†	337,500	11,660,625
Louisiana-Pacific Corp.†	286,800	6,014,196

		17,674,821

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	94,900	5,605,743

Building Products-Cement - 0.3%

Martin Marietta Materials, Inc.#	95,200	9,246,776

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	73,800	2,294,442

Building-Maintance & Services - 0.1%

Rollins, Inc.#	136,200	3,338,262

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.#	91,100	3,424,449

Building-Residential/Commercial - 1.0%

KB Home#	168,500	3,149,265
MDC Holdings, Inc.	80,700	3,101,301
NVR, Inc.†	9,500	9,587,400
Toll Brothers, Inc.†	310,300	10,587,436

		26,425,402

Casino Services - 0.2%

Bally Technologies, Inc.†#	85,000	4,058,750
Scientific Games Corp., Class A†	109,300	983,700

		5,042,450

Chemicals-Diversified - 0.1%

Olin Corp.	166,100	3,846,876

Chemicals-Specialty - 1.8%

Albemarle Corp.	185,000	12,039,800
Ashland, Inc.	152,000	11,851,440
Cabot Corp.	123,700	4,549,686
Cytec Industries, Inc.	94,500	6,840,855
Minerals Technologies, Inc.	73,300	2,949,592
NewMarket Corp.#	22,300	5,612,241
Sensient Technologies Corp.	103,200	3,809,112

		47,652,726

Coal - 0.2%

Alpha Natural Resources, Inc.†#	457,100	3,647,658
Arch Coal, Inc.#	440,000	2,301,200

		5,948,858

Coatings/Paint - 0.7%

RPM International, Inc.	274,200	8,338,422
Valspar Corp.	175,000	10,781,750

		19,120,172

Coffee - 0.5%

Green Mountain Coffee Roasters, Inc.†#	255,400	12,197,904

Commercial Services - 0.3%

Convergys Corp.#	226,300	3,754,317
HMS Holdings Corp.†#	180,200	5,223,998

		8,978,315

Commercial Services-Finance - 1.6%

Alliance Data Systems Corp.†#	103,300	16,392,677
Global Payments, Inc.	163,500	7,882,335
Lender Processing Services, Inc.	175,900	4,320,104
SEI Investments Co.	279,600	7,904,292
WEX, Inc.†	80,200	6,015,802

		42,515,210

Communications Software - 0.3%

SolarWinds, Inc.†	126,600	7,147,836

Computer Aided Design - 0.5%

ANSYS, Inc.†	192,000	14,553,600

Computer Services - 0.2%

DST Systems, Inc.	63,600	4,319,712

Computers-Integrated Systems - 1.2%

Diebold, Inc.	131,000	3,699,440
Jack Henry & Associates, Inc.	178,400	7,799,648
MICROS Systems, Inc.†#	166,300	7,117,640
NCR Corp.†	331,500	9,142,770
Riverbed Technology, Inc.†	333,100	5,089,768

		32,849,266

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc., Class A	133,900	2,948,478

Consulting Services - 1.1%

CoreLogic, Inc.†	202,100	5,236,411
Corporate Executive Board Co.	69,600	3,768,144
FTI Consulting, Inc.†	86,000	2,987,640
Gartner, Inc.†	194,100	9,658,416
Towers Watson & Co., Class A	118,500	7,888,545

		29,539,156

Consumer Products-Misc. - 0.8%

Jarden Corp.†	152,200	9,453,142
Scotts Miracle-Gro Co., Class A	80,100	3,549,231
Tupperware Brands Corp.	114,600	8,965,158

		21,967,531

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	62,900	3,199,723
Silgan Holdings, Inc.	93,800	4,026,834

		7,226,557

Containers-Paper/Plastic - 1.0%

Packaging Corp. of America	203,600	8,506,408
Rock-Tenn Co., Class A	147,400	13,037,530
Sonoco Products Co.	208,800	6,633,576

		28,177,514

Data Processing/Management - 0.7%

Acxiom Corp.†	154,600	2,815,266
Broadridge Financial Solutions, Inc.	253,400	5,815,530
CommVault Systems, Inc.†	87,700	6,485,415
Fair Isaac Corp.	72,400	3,210,216

		18,326,427

Decision Support Software - 0.3%

MSCI, Inc.†	253,100	8,385,203

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	113,300	10,437,196

Distribution/Wholesale - 1.4%

Arrow Electronics, Inc.†	219,700	8,820,955
Ingram Micro, Inc., Class A†	311,300	5,871,118
LKQ Corp.†	616,100	13,055,159
Owens & Minor, Inc.#	131,400	4,001,130
Watsco, Inc.#	61,500	4,789,005

		36,537,367

Diversified Manufacturing Operations - 1.4%

Carlisle Cos., Inc.	130,400	8,850,248
Crane Co.	99,100	5,329,598
Harsco Corp.	167,000	4,004,660
ITT Corp.	192,200	5,060,626
SPX Corp.	105,300	8,477,703
Trinity Industries, Inc.	163,600	7,074,064

		38,796,899

E-Marketing/Info - 0.1%

ValueClick, Inc.†	146,600	3,909,822

Electric Products-Misc. - 0.8%

AMETEK, Inc.	503,700	21,069,771

Electric-Integrated - 3.3%

Alliant Energy Corp.	230,100	10,973,469
Black Hills Corp.	91,600	3,809,644
Cleco Corp.	125,900	5,577,370
Great Plains Energy, Inc.	317,500	6,931,025
Hawaiian Electric Industries, Inc.#	202,100	5,454,679
IDACORP, Inc.#	104,000	4,855,760
MDU Resources Group, Inc.	391,400	9,456,224
National Fuel Gas Co.	172,800	10,055,232
NV Energy, Inc.	488,000	9,642,880
OGE Energy Corp.	204,700	11,854,177
PNM Resources, Inc.	165,100	3,708,146
Westar Energy, Inc.	262,100	8,130,342

		90,448,948

Electronic Components-Misc. - 0.3%

Gentex Corp.#	295,900	5,548,125
Vishay Intertechnology, Inc.†#	273,200	3,603,508

		9,151,633

Electronic Components-Semiconductors - 1.6%

Cree, Inc.†#	241,000	10,900,430
Fairchild Semiconductor International, Inc.†	263,200	3,753,232
International Rectifier Corp.†#	143,300	3,012,166
Intersil Corp., Class A	262,800	2,231,172
MEMC Electronic Materials, Inc.†	478,700	2,369,565
QLogic Corp.†	192,200	2,187,236
Rovi Corp.†	214,400	3,814,176
Semtech Corp.†	137,300	4,197,261
Silicon Laboratories, Inc.†	79,500	3,300,840
Skyworks Solutions, Inc.†	402,800	8,579,640

		44,345,718

Electronic Design Automation - 0.8%

Cadence Design Systems, Inc.†	580,400	8,218,464
Mentor Graphics Corp.†	195,800	3,467,618
Synopsys, Inc.†	309,100	10,827,773

		22,513,855

Electronic Measurement Instruments - 0.9%

Itron, Inc.†	81,300	3,420,291
National Instruments Corp.	196,000	5,895,680
Trimble Navigation, Ltd.†	261,600	15,546,888

		24,862,859

Electronic Parts Distribution - 0.5%

Avnet, Inc.†	284,500	10,045,695
Tech Data Corp.†	78,300	4,154,598

		14,200,293

Engineering/R&D Services - 0.8%

Aecom Technology Corp.†	224,200	6,795,502
KBR, Inc.	305,900	9,296,301
URS Corp.	159,300	6,732,018

		22,823,821

Enterprise Software/Service - 0.6%

Advent Software, Inc.†	65,600	1,718,720
Concur Technologies, Inc.†#	93,600	6,570,720
Informatica Corp.†	223,700	7,831,737
ManTech International Corp., Class A#	49,100	1,218,171

		17,339,348

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.	64,400	3,017,140

Filtration/Separation Products - 0.6%

CLARCOR, Inc.#	103,800	5,292,762

Donaldson Co., Inc.	279,700	10,077,591

		15,370,353

Finance-Investment Banker/Broker - 0.5%

Greenhill & Co., Inc.	54,600	3,318,588
Raymond James Financial, Inc.	231,300	10,149,444

		13,468,032

Finance-Other Services - 0.2%

CBOE Holdings, Inc.	180,900	6,497,928

Food-Baking - 0.2%

Flowers Foods, Inc.	237,700	6,698,386

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	42,500	1,193,400

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	67,700	2,617,282

Food-Meat Products - 0.5%

Hillshire Brands Co.	253,400	8,210,160
Smithfield Foods, Inc.†	258,800	5,755,712

		13,965,872

Food-Misc./Diversified - 0.5%

Ingredion, Inc.	158,700	10,505,940
Lancaster Colony Corp.#	40,200	2,941,434

		13,447,374

Food-Retail - 0.2%

Harris Teeter Supermarkets, Inc.	102,200	4,394,600
SUPERVALU, Inc.#	442,600	1,757,122

		6,151,722

Food-Wholesale/Distribution - 0.2%

United Natural Foods, Inc.†	102,200	5,173,364

Footwear & Related Apparel - 0.1%

Deckers Outdoor Corp.†#	73,100	2,948,854

Funeral Services & Related Items - 0.3%

Matthews International Corp., Class A#	57,000	1,881,000
Service Corp. International	440,900	6,851,586

		8,732,586

Gas-Distribution - 1.3%

Atmos Energy Corp.	187,100	7,141,607
Questar Corp.	362,900	8,531,779
UGI Corp.	233,600	8,367,552
Vectren Corp.	170,300	5,619,900
WGL Holdings, Inc.	107,000	4,512,190

		34,173,028

Gold Mining - 0.3%

Royal Gold, Inc.#	134,800	8,834,792

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†	109,600	5,644,400

Home Furnishings - 0.2%

Tempur-Pedic International, Inc.†	123,500	5,072,145

Human Resources - 0.4%

Manpower, Inc.	162,600	8,877,960
Monster Worldwide, Inc.†#	242,700	1,242,624

		10,120,584

Industrial Automated/Robotic - 0.3%

Nordson Corp.	116,900	7,411,460

Instruments-Controls - 0.7%

Mettler-Toledo International, Inc.†	63,500	13,512,800
Woodward, Inc.	124,800	4,671,264

		18,184,064

Insurance Brokers - 0.6%

Arthur J. Gallagher & Co.	257,800	9,920,144
Brown & Brown, Inc.	244,500	7,335,000

		17,255,144

Insurance-Life/Health - 0.4%

Primerica, Inc.	96,700	3,043,149
Protective Life Corp.	164,100	5,238,072
StanCorp Financial Group, Inc.	91,700	3,650,577

		11,931,798

Insurance-Multi-line - 0.6%

American Financial Group, Inc.	157,100	6,906,116
Kemper Corp.	112,500	3,559,500
Old Republic International Corp.#	500,200	6,007,402

		16,473,018

Insurance-Property/Casualty - 2.0%

Alleghany Corp.†	35,100	13,263,237
Fidelity National Financial, Inc., Class A	439,100	10,951,154
First American Financial Corp.	221,100	5,370,519
Hanover Insurance Group, Inc.	92,400	3,943,632
HCC Insurance Holdings, Inc.	210,000	8,400,000
Mercury General Corp.	75,100	2,919,137
WR Berkley Corp.	228,000	9,462,000

		54,309,679

Insurance-Reinsurance - 1.0%

Aspen Insurance Holdings, Ltd.	147,200	5,278,592
Everest Re Group, Ltd.	107,200	13,358,192
Reinsurance Group of America, Inc.	153,100	8,803,250

		27,440,034

Internet Infrastructure Software - 0.3%

TIBCO Software, Inc.†	322,000	6,906,900

Investment Companies - 0.1%

Apollo Investment Corp.	420,600	3,655,014

Investment Management/Advisor Services - 1.5%

Affiliated Managers Group, Inc.†	107,400	15,705,102
Eaton Vance Corp.#	238,800	9,119,772
Federated Investors, Inc., Class B#	194,000	4,504,680
Janus Capital Group, Inc.#	388,100	3,593,806
Waddell & Reed Financial, Inc., Class A	177,200	7,268,744

		40,192,104

Leisure Products - 0.1%

WMS Industries, Inc.†	113,100	2,832,024

Lighting Products & Systems - 0.2%

Acuity Brands, Inc.#	88,300	6,015,879

Machine Tools & Related Products - 0.6%

Kennametal, Inc.	165,100	6,683,248
Lincoln Electric Holdings, Inc.	172,200	9,651,810

		16,335,058

Machinery-Construction & Mining - 0.3%

Terex Corp.#	229,100	7,516,771

Machinery-Electrical - 0.3%

Regal-Beloit Corp.	92,200	7,125,216

Machinery-Farming - 0.4%

AGCO Corp.	201,100	10,352,628

Machinery-General Industrial - 1.1%

Gardner Denver, Inc.	101,800	7,226,782
IDEX Corp.	171,300	8,724,309
Wabtec Corp.	99,300	9,710,547
Zebra Technologies Corp., Class A†	105,400	4,713,488

		30,375,126

Machinery-Pumps - 0.3%

Graco, Inc.	125,800	7,308,980

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	355,400	4,520,688

Medical Instruments - 0.3%

Techne Corp.	71,800	4,881,682
Thoratec Corp.†	121,800	4,288,578

		9,170,260

Medical Labs & Testing Services - 0.3%

Covance, Inc.†	113,400	7,551,306

Medical Products - 1.4%

Cooper Cos., Inc.	99,300	10,531,758
Henry Schein, Inc.†	182,400	16,273,728
Hill-Rom Holdings, Inc.	126,100	4,133,558
Teleflex, Inc.	84,800	6,780,608

		37,719,652

Medical Sterilization Products - 0.2%

STERIS Corp.	121,200	4,726,800

Medical-Biomedical/Gene - 2.3%

Bio-Rad Laboratories, Inc., Class A†	41,700	5,137,440
Charles River Laboratories International, Inc.†	100,600	4,098,444
Regeneron Pharmaceuticals, Inc.†	156,100	26,068,700
United Therapeutics Corp.†	97,900	5,855,399
Vertex Pharmaceuticals, Inc.†	449,500	21,045,590

		62,205,573

Medical-Drugs - 0.3%

Endo Health Solutions, Inc.†	236,500	7,331,500

Medical-HMO - 0.4%

Health Net, Inc.†	168,500	4,337,190
WellCare Health Plans, Inc.†	89,600	5,124,224

		9,461,414

Medical-Hospitals - 1.1%

Community Health Systems, Inc.	189,000	7,987,140
Health Management Associates, Inc., Class A†	531,400	5,840,086
LifePoint Hospitals, Inc.†	102,300	4,510,407
Universal Health Services, Inc., Class B	183,400	10,617,026

		28,954,659

Metal Processors & Fabrication - 0.4%

Timken Co.	164,900	8,957,368
Worthington Industries, Inc.#	108,600	3,077,724

		12,035,092

Miscellaneous Manufacturing - 0.3%

Aptargroup, Inc.	137,700	7,427,538

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†#	148,600	2,466,760

Multimedia - 0.4%

FactSet Research Systems, Inc.#	84,400	8,211,276
Meredith Corp.#	74,700	3,138,894

		11,350,170

Networking Products - 0.1%

Polycom, Inc.†	363,700	3,313,307

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.	254,500	8,706,445

Office Furnishings-Original - 0.2%

Herman Miller, Inc.#	121,100	2,906,400
HNI Corp.#	93,600	2,954,016

		5,860,416

Oil & Gas Drilling - 0.5%

Atwood Oceanics, Inc.†#	118,100	6,040,815
Patterson-UTI Energy, Inc.#	309,600	7,226,064

		13,266,879

Oil Companies-Exploration & Production - 2.0%

Bill Barrett Corp.†#	99,800	1,801,390
Cimarex Energy Co.	179,400	12,075,414
Energen Corp.	149,600	6,917,504
Forest Oil Corp.†#	245,300	1,422,740
Northern Oil and Gas, Inc.†#	122,400	1,678,104
Plains Exploration & Production Co.†	267,400	12,131,938
Quicksilver Resources, Inc.†#	247,400	460,164
Rosetta Resources, Inc.†	108,900	5,301,252
SM Energy Co.	137,000	7,929,560
Unit Corp.†	89,600	4,075,008

		53,793,074

Oil Field Machinery & Equipment - 0.6%

Dresser-Rand Group, Inc.†	156,900	9,674,454
Dril-Quip, Inc.†	75,400	6,200,142

		15,874,596

Oil Refining & Marketing - 0.9%

HollyFrontier Corp.	419,900	23,598,380

Oil-Field Services - 1.5%

CARBO Ceramics, Inc.	40,700	3,695,560
Helix Energy Solutions Group, Inc.†	203,100	4,754,571
Oceaneering International, Inc.	223,700	14,225,083
Oil States International, Inc.†	113,800	8,665,870
Superior Energy Services, Inc.†	326,900	8,646,505

		39,987,589

Paper & Related Products - 0.2%

Domtar Corp.	73,100	5,450,336

Patient Monitoring Equipment - 0.1%

Masimo Corp.	108,000	2,143,800

Pharmacy Services - 0.3%

Omnicare, Inc.	216,900	8,081,694

Physicians Practice Management - 0.3%

MEDNAX, Inc.†#	103,300	8,844,546

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc., Class B	110,600	10,275,846

Printing-Commercial - 0.4%

Deluxe Corp.#	105,500	4,186,240
R.R. Donnelley & Sons Co.#	373,800	3,902,472
Valassis Communications, Inc.#	81,300	2,234,937

		10,323,649

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	97,300	3,559,234
Scholastic Corp.#	54,500	1,640,450

		5,199,684

Publishing-Newspapers - 0.1%

New York Times Co., Class A†#	252,400	2,440,708

Quarrying - 0.2%

Compass Minerals International, Inc.#	68,600	5,057,192

Racetracks - 0.1%

International Speedway Corp., Class A	52,900	1,594,406

Real Estate Investment Trusts - 10.3%

Alexandria Real Estate Equities, Inc.	132,000	9,390,480
American Campus Communities, Inc.	216,900	9,803,880
BioMed Realty Trust, Inc.	346,200	7,311,744
BRE Properties, Inc.	159,300	7,743,573
Camden Property Trust	174,400	12,058,016
Corporate Office Properties Trust#	167,500	4,333,225
Corrections Corp. of America	207,400	7,953,790
Duke Realty Corp.#	644,700	10,418,352
Equity One, Inc.	128,100	3,011,631
Essex Property Trust, Inc.	75,700	11,278,543
Extra Space Storage, Inc.	212,300	7,948,512
Federal Realty Investment Trust	134,000	14,232,140
Highwoods Properties, Inc.#	162,800	5,942,200
Home Properties, Inc.	106,200	6,629,004
Hospitality Properties Trust	256,300	6,843,210
Kilroy Realty Corp.	154,600	8,156,696
Liberty Property Trust	245,100	9,507,429
Macerich Co.#	283,200	17,023,152
Mack-Cali Realty Corp.	172,200	4,887,036
National Retail Properties, Inc.	228,100	7,858,045
Omega Healthcare Investors, Inc.#	232,300	6,502,077
Potlatch Corp.	83,700	3,683,637
Rayonier, Inc.	255,400	14,269,198
Realty Income Corp.#	371,000	16,936,150
Regency Centers Corp.	187,400	9,722,312
Senior Housing Properties Trust	386,700	9,702,303
SL Green Realty Corp.	187,300	15,287,426
Taubman Centers, Inc.	127,900	9,812,488
UDR, Inc.	518,500	12,371,410
Weingarten Realty Investors#	231,400	7,092,410

		277,710,069

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.	91,300	8,823,232

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.	88,900	3,131,947

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	83,100	3,501,834

Recreational Vehicles - 0.4%

Polaris Industries, Inc.#	133,000	11,620,210

Rental Auto/Equipment - 0.7%

Aaron’s, Inc.	145,800	3,978,882
Rent-A-Center, Inc.	122,000	4,426,160
United Rentals, Inc.†	191,900	10,249,379

		18,654,421

Respiratory Products - 0.5%

ResMed, Inc.#	296,600	13,195,734

Retail-Apparel/Shoe - 1.4%

Aeropostale, Inc.†	162,200	2,111,844
American Eagle Outfitters, Inc.	373,600	7,726,048
ANN, Inc.†	100,300	2,837,487
Ascena Retail Group, Inc.†	261,200	4,385,548
Chico’s FAS, Inc.	345,000	5,858,100
Foot Locker, Inc.	312,400	10,680,956
Guess?, Inc.#	127,100	3,519,399

		37,119,382

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	152,100	11,611,314

Retail-Automobile - 0.3%

Copart, Inc.†	219,900	7,507,386

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†#	78,200	1,230,868

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Class A	96,300	8,216,316

Retail-Discount - 0.3%

Big Lots, Inc.†	120,000	3,996,000
HSN, Inc.	75,400	4,033,900

		8,029,900

Retail-Gardening Products - 0.6%

Tractor Supply Co.	146,000	15,182,540

Retail-Hair Salons - 0.1%

Regis Corp.#	119,300	2,149,786

Retail-Jewelry - 0.4%

Signet Jewelers, Ltd.#	167,900	10,278,838

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.	178,900	8,122,060

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	210,200	2,396,280

Retail-Office Supplies - 0.1%

Office Depot, Inc.†#	591,300	2,382,939

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.#	149,400	5,681,682

Retail-Restaurants - 0.9%

Bob Evans Farms, Inc.	58,200	2,368,740
Brinker International, Inc.	151,600	5,060,408
Cheesecake Factory, Inc.#	103,500	3,585,240
Panera Bread Co., Class A†	58,600	9,431,670
Wendy’s Co.#	583,700	3,321,253

		23,767,311

Retail-Sporting Goods - 0.6%

Cabela’s, Inc.†#	95,800	4,846,522
Dick’s Sporting Goods, Inc.	203,400	10,170,000

		15,016,522

Savings & Loans/Thrifts - 0.9%

Astoria Financial Corp.	169,300	1,655,754
First Niagara Financial Group, Inc.#	731,000	5,979,580
New York Community Bancorp, Inc.#	910,300	12,289,050
Washington Federal, Inc.	220,200	3,864,510

		23,788,894

Schools - 0.2%

DeVry, Inc.#	118,400	3,549,632
Strayer Education, Inc.#	24,600	1,207,614

		4,757,246

Security Services - 0.1%

Brink’s Co.	99,000	2,618,550

Semiconductor Components-Integrated Circuits - 0.4%

Atmel Corp.†	911,400	6,197,520
Cypress Semiconductor Corp.#	272,600	2,870,478
Integrated Device Technology, Inc.†	298,900	2,032,520

		11,100,518

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.	102,800	4,938,512

Soap & Cleaning Preparation - 0.7%

Church & Dwight Co., Inc.	289,600	17,943,616

Steel Pipe & Tube - 0.3%

Valmont Industries, Inc.	48,600	7,656,930

Steel-Producers - 0.9%

Carpenter Technology Corp.	91,700	4,330,991
Commercial Metals Co.	241,200	3,933,972
Reliance Steel & Aluminum Co.	156,600	10,427,994

Steel Dynamics, Inc.	454,500	6,940,215

		25,633,172

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†#	207,700	3,165,348

Telecom Services - 0.5%

NeuStar, Inc., Class A†	137,400	6,024,990
tw telecom, Inc.†	313,800	7,945,416

		13,970,406

Telecommunication Equipment - 0.3%

ADTRAN, Inc.#	129,900	2,901,966
Plantronics, Inc.#	88,500	3,571,860
Tellabs, Inc.	716,200	1,453,886

		7,927,712

Telephone-Integrated - 0.2%

Telephone & Data Systems, Inc.	209,600	4,797,744

Television - 0.3%

AMC Networks, Inc., Class A†	118,900	6,824,860

Textile-Home Furnishings - 0.5%

Mohawk Industries, Inc.†	120,300	12,754,206

Theaters - 0.2%

Cinemark Holdings, Inc.	212,000	5,893,600

Tobacco - 0.1%

Universal Corp.#	48,600	2,711,394

Transactional Software - 0.6%

ACI Worldwide, Inc.†#	81,600	3,738,096
Solera Holdings, Inc.	142,700	8,034,010
VeriFone Systems, Inc.†#	223,500	4,239,795

		16,011,901

Transport-Equipment & Leasing - 0.2%

GATX Corp.	97,200	4,845,420

Transport-Marine - 0.5%

Kirby Corp.†#	115,900	8,806,082
Tidewater, Inc.#	103,300	4,889,189

		13,695,271

Transport-Rail - 1.2%

Genesee & Wyoming, Inc., Class A†	90,300	8,083,656
Kansas City Southern	228,100	23,487,457

		31,571,113

Transport-Services - 0.2%

Matson, Inc.	88,200	2,267,622
UTi Worldwide, Inc.	215,100	3,275,973

		5,543,595

Transport-Truck - 0.9%

Con-way, Inc.	116,000	4,077,400
J.B. Hunt Transport Services, Inc.	188,800	13,125,376
Landstar System, Inc.	96,300	5,420,727
Werner Enterprises, Inc.#	92,200	2,122,444

		24,745,947

Veterinary Diagnostics - 0.1%

VCA Antech, Inc.†#	182,100	3,998,916

Water - 0.3%

Aqua America, Inc.	290,100	8,450,613

Web Hosting/Design - 1.3%

Equinix, Inc.†#	100,800	21,324,240
Rackspace Hosting, Inc.†	227,100	12,685,806

		34,010,046

Web Portals/ISP - 0.2%

AOL, Inc.#	158,800	5,859,720

Wire & Cable Products - 0.1%

General Cable Corp.†	103,200	3,399,408

Wireless Equipment - 0.2%

InterDigital, Inc.#	84,900	3,769,560
RF Micro Devices, Inc.†	579,400	2,671,034

		6,440,594

X-Ray Equipment - 0.4%

Hologic, Inc.†	553,000	12,071,990

Total Long-Term Investment Securities
(cost $2,123,600,634)		2,655,333,171

SHORT-TERM INVESTMENT SECURITIES - 9.7%
Registered Investment Companies - 9.6%

State Street Navigator Securities Lending Prime Portfolio(1)	260,058,822	260,058,822

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.06% due 03/14/13(2)	$2,800,000	2,799,939

Total Short-Term Investment Securities
(cost $262,858,761)		262,858,761

REPURCHASE AGREEMENT - 1.8%

State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $46,715,000)	46,715,000	46,715,000

TOTAL INVESTMENTS
(cost $2,433,174,395) (4)	109.7%	2,964,906,932
Liabilities in excess of other assets	(9.7)	(260,992,332)

NET ASSETS	100.0%	$2,703,914,600

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 28, 2013, the Fund had loaned securities with a total value of $254,277,549. This was secured by collateral of $260,058,822 which was received in cash and subsequently invested in short-term investments currently valued at $260,058,822 as reported in the portfolio of investments. Additional collateral of $260,382 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.25% to 4.50%	11/30/2013 to 06/30/2017	$260,382

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2013	Unrealized Appreciation (Depreciation)

479	Long	S&P Midcap 400 E-Mini Index	March 2013	$51,512,373	$52,771,430	$1,259,057

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$277,710,069	$—	$—	$277,710,069
Other Industries*	2,377,623,102	—	—	2,377,623,102
Short-Term Investment Securities:
Registered Investment Companies	260,058,822	—	—	260,058,822
U.S. Government Treasuries	—	2,799,939	—	2,799,939
Repurchase Agreement	—	46,715,000	—	46,715,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,259,057	—	—	1,259,057

Total	$2,916,651,050	$49,514,939	$—	$2,966,165,989

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.1%
Advertising Services - 0.4%

Aimia, Inc.	66,669	$1,018,217

Aerospace/Defense-Equipment - 0.6%

B/E Aerospace, Inc.†	26,005	1,368,123

Agricultural Chemicals - 0.6%

Intrepid Potash, Inc.#	71,951	1,418,154

Apparel Manufacturers - 1.6%

Coach, Inc.#	24,134	1,166,396
Michael Kors Holdings, Ltd.†#	17,346	1,028,271
VF Corp.#	11,225	1,810,144

		4,004,811

Appliances - 0.2%

Whirlpool Corp.	5,325	601,459

Applications Software - 2.9%

Citrix Systems, Inc.†	15,645	1,109,231
Salesforce.com, Inc.†#	31,341	5,303,524
ServiceNow, Inc.†#	23,522	763,759

		7,176,514

Auto-Cars/Light Trucks - 0.6%

Tesla Motors, Inc.†#	44,344	1,544,502

Auto-Heavy Duty Trucks - 0.3%

Oshkosh Corp.†	16,630	641,253

Auto/Truck Parts & Equipment-Original - 0.6%

BorgWarner, Inc.†#	20,830	1,549,960

Banks-Commercial - 0.6%

Zions Bancorporation#	58,355	1,408,690

Banks-Super Regional - 0.6%

Fifth Third Bancorp#	52,275	828,036
SunTrust Banks, Inc.#	22,230	613,326

		1,441,362

Beverages-Non-alcoholic - 1.3%

Coca-Cola Enterprises, Inc.	22,290	797,536
Monster Beverage Corp.†#	46,150	2,327,345

		3,124,881

Broadcast Services/Program - 0.6%

Scripps Networks Interactive, Inc., Class A#	25,125	1,584,131

Building & Construction Products-Misc. - 1.0%

Fortune Brands Home & Security, Inc.†	50,690	1,751,339
Louisiana-Pacific Corp.†#	30,175	632,770

		2,384,109

Building Products-Cement - 1.2%

Martin Marietta Materials, Inc.#	31,153	3,025,891

Cable/Satellite TV - 0.5%

Charter Communications, Inc., Class A†#	15,420	1,332,134

Casino Hotels - 0.5%

Wynn Resorts, Ltd.#	9,640	1,126,916

Chemicals-Diversified - 1.9%

Celanese Corp., Series A#	25,320	1,186,242
PPG Industries, Inc.	4,010	539,987
Rockwood Holdings, Inc.#	47,471	2,971,684

		4,697,913

Coatings/Paint - 0.6%

Sherwin-Williams Co.#	6,590	1,064,878
Valspar Corp.	7,710	475,013

		1,539,891

Coffee - 1.4%

DE Master Blenders 1753 NV†	293,375	3,535,617

Commercial Services - 4.9%

Edenred	176,940	6,121,604
Intertek Group PLC	70,211	3,556,490
Weight Watchers International, Inc.#	54,193	2,321,628

		11,999,722

Commercial Services-Finance - 1.5%

Morningstar, Inc.#	33,803	2,318,210
SEI Investments Co.	45,165	1,276,814

		3,595,024

Computer Services - 2.1%

Computer Sciences Corp.	7,595	364,788
IHS, Inc., Class A†#	46,557	4,946,681

		5,311,469

Computer Software - 1.3%

Akamai Technologies, Inc.†#	88,471	3,269,888

Computers-Integrated Systems - 0.2%

3D Systems Corp.†	12,016	444,111

Computers-Memory Devices - 0.5%

NetApp, Inc.†	39,145	1,324,275

Consulting Services - 4.7%

Gartner, Inc.†#	73,835	3,674,029
Qualicorp SA†	249,522	2,789,695
Verisk Analytics, Inc., Class A†#	88,632	5,186,745

		11,650,469

Decision Support Software - 1.6%

MSCI, Inc.†#	116,983	3,875,647

Dialysis Centers - 0.7%

DaVita HealthCare Partners, Inc.†	14,075	1,683,652

Distribution/Wholesale - 0.5%

Beacon Roofing Supply, Inc.†#	32,000	1,180,800

Diversified Manufacturing Operations - 1.0%

Colfax Corp.†#	27,130	1,177,442
Eaton Corp. PLC#	21,040	1,303,849

		2,481,291

E-Commerce/Products - 1.3%

MercadoLibre, Inc.#	19,777	1,693,109
Netflix, Inc.†	8,400	1,579,872

		3,272,981

E-Commerce/Services - 1.1%

Groupon, Inc.†#	346,767	1,570,854
TripAdvisor, Inc.†#	24,180	1,099,223

		2,670,077

Electric Products-Misc. - 1.0%

AMETEK, Inc.	59,614	2,493,654

Electric-Transmission - 2.2%

Brookfield Infrastructure Partners LP	139,614	5,535,695

Electronic Components-Semiconductors - 1.6%

Avago Technologies, Ltd.	30,135	1,031,219
First Solar, Inc.†#	61,268	1,583,778

Microchip Technology, Inc.#	37,240	1,358,143

		3,973,140

Electronic Measurement Instruments - 1.6%

Agilent Technologies, Inc.	40,155	1,665,629
Trimble Navigation, Ltd.†#	37,804	2,246,692

		3,912,321

Engines-Internal Combustion - 0.4%

Cummins, Inc.#	8,215	951,872

Enterprise Software/Service - 0.6%

Ultimate Software Group, Inc.†#	3,940	387,184
Workday, Inc., Class A†#	17,877	988,419

		1,375,603

Finance-Investment Banker/Broker - 0.6%

Greenhill & Co., Inc.#	24,772	1,505,642

Finance-Other Services - 1.0%

IntercontinentalExchange, Inc.†	15,682	2,427,887

Food-Confectionery - 0.9%

Hershey Co.#	27,735	2,311,435

Food-Misc./Diversified - 0.1%

McCormick & Co., Inc.	3,587	241,297

Food-Retail - 0.8%

Whole Foods Market, Inc.#	22,505	1,926,878

Hazardous Waste Disposal - 1.0%

Stericycle, Inc.†#	27,083	2,597,801

Heart Monitors - 0.2%

HeartWare International, Inc.†	5,060	432,225

Hotel/Motels - 0.1%

Wyndham Worldwide Corp.	6,167	371,500

Human Resources - 0.4%

Team Health Holdings, Inc.†	30,190	1,011,063

Industrial Automated/Robotic - 0.3%

Rockwell Automation, Inc.	7,985	721,365

Industrial Gases - 0.4%

Airgas, Inc.#	10,230	1,025,864

Instruments-Controls - 1.0%

Sensata Technologies Holding NV†#	74,180	2,410,108

Insurance Brokers - 0.4%

Brown & Brown, Inc.	33,610	1,008,300

Insurance-Property/Casualty - 2.7%

Arch Capital Group, Ltd.†#	71,304	3,502,453
Progressive Corp.#	132,534	3,228,528

		6,730,981

Internet Application Software - 0.8%

Splunk, Inc.†#	23,822	860,689
Zynga, Inc., Class A†#	323,954	1,098,204

		1,958,893

Internet Content-Entertainment - 0.8%

Youku Tudou, Inc. ADR†#	95,709	1,951,507

Internet Content-Information/News - 1.6%

LinkedIn Corp., Class A†#	23,962	4,029,929

Internet Infrastructure Software - 0.6%

F5 Networks, Inc.†	3,940	372,054
TIBCO Software, Inc.†	52,880	1,134,276

		1,506,330

Internet Security - 0.7%

Qihoo 360 Technology Co., Ltd. ADR†#	30,334	933,377
Symantec Corp.†	29,585	693,473

		1,626,850

Machinery-General Industrial - 0.4%

Roper Industries, Inc.	8,635	1,076,007

Medical Information Systems - 2.0%

Allscripts Healthcare Solutions, Inc.†#	96,875	1,232,250
athenahealth, Inc.†#	38,498	3,610,727

		4,842,977

Medical Instruments - 1.9%

Edwards Lifesciences Corp.†#	5,965	512,572
Intuitive Surgical, Inc.†	6,449	3,288,281
Techne Corp.#	14,946	1,016,179

		4,817,032

Medical Products - 1.8%

CareFusion Corp.†	13,500	441,990
Cooper Cos., Inc.	17,805	1,888,398
Sirona Dental Systems, Inc.†	16,985	1,206,275
Zimmer Holdings, Inc.#	12,470	934,751

		4,471,414

Medical-Biomedical/Gene - 2.2%

Illumina, Inc.†#	89,350	4,479,115
Vertex Pharmaceuticals, Inc.†	19,680	921,418

		5,400,533

Medical-Drugs - 0.6%

Ironwood Pharmaceuticals, Inc.†#	79,004	1,179,530
Medivation, Inc.†#	4,885	240,049

		1,419,579

Medical-Hospitals - 0.3%

Community Health Systems, Inc.	18,135	766,385

Motorcycle/Motor Scooter - 0.5%

Harley-Davidson, Inc.#	21,940	1,154,702

Non-Hazardous Waste Disposal - 1.2%

Covanta Holding Corp.#	105,283	2,059,335
Republic Services, Inc.	26,650	837,876

		2,897,211

Oil Companies-Exploration & Production - 3.4%

Cabot Oil & Gas Corp.	16,375	1,014,759
Cobalt International Energy, Inc.†#	35,360	872,331
Energy XXI Bermuda, Ltd.#	13,705	407,450
Pioneer Natural Resources Co.#	12,080	1,519,785
Range Resources Corp.#	48,905	3,755,904
Ultra Petroleum Corp.†#	48,308	824,134

		8,394,363

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	24,605	1,567,831

Patient Monitoring Equipment - 0.2%

Insulet Corp.†#	19,121	431,561

Pharmacy Services - 0.5%

Catamaran Corp.†#	25,300	1,358,863

Private Equity - 0.4%

KKR & Co. LP	55,325	1,008,022

Publishing-Books - 1.7%

McGraw-Hill Cos., Inc.#	90,682	4,221,247

Publishing-Periodicals - 0.6%

Nielsen Holdings NV	40,615	1,368,319

Real Estate Management/Services - 0.3%

CBRE Group, Inc., Class A†#	28,700	693,679

Retail-Apparel/Shoe - 0.2%

Foot Locker, Inc.	11,550	394,895

Retail-Discount - 2.1%

Dollar Tree, Inc.†#	117,040	5,288,452

Retail-Gardening Products - 0.8%

Tractor Supply Co.#	18,180	1,890,538

Retail-Restaurants - 1.4%

Dunkin’ Brands Group, Inc.#	94,340	3,504,731

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.	7,745	387,250

Schools - 0.6%

New Oriental Education & Technology Group ADR#	103,614	1,574,933

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	13,460	608,661
Maxim Integrated Products, Inc.#	25,775	803,665
NXP Semiconductor NV†	34,025	1,099,688

		2,512,014

Steel-Producers - 0.3%

Carpenter Technology Corp.#	17,450	824,164

Television - 0.5%

CBS Corp., Class B#	29,685	1,288,032

Therapeutics - 0.2%

Isis Pharmaceuticals, Inc.†#	26,020	382,494

Toys - 0.3%

Mattel, Inc.#	17,050	694,788

Transactional Software - 2.2%

Solera Holdings, Inc.#	96,149	5,413,189

Transport-Rail - 0.2%

Genesee & Wyoming, Inc., Class A†	6,095	545,624

Transport-Services - 0.5%

Expeditors International of Washington, Inc.	29,010	1,127,039

Vitamins & Nutrition Products - 1.5%

Mead Johnson Nutrition Co.#	50,919	3,814,342

Web Portals/ISP - 1.9%

Dropbox, Inc.†(1)(2)(3)	89,561	787,592
SINA Corp.†#	13,762	711,220
Yandex NV, Class A†#	139,826	3,242,565

		4,741,377

Wireless Equipment - 2.4%

Motorola Solutions, Inc.#	95,272	5,926,871

Total Common Stock
(cost $202,094,560)		237,522,532

CONVERTIBLE PREFERRED STOCK - 0.5%
Auto-Cars/Light Trucks - 0.0%

Better Place LLC Series B†(1)(2)(3)	314,973	44,096

E-Commerce/Products - 0.0%

Peixe Urbano, Inc. Series C†(1)(2)(3)	14,214	30,134

Enterprise Software/Service - 0.5%

Workday, Inc. Series F†(1)(2)(4)	20,604	1,091,748

Web Portals/ISP - 0.0%

Dropbox, Inc. Series A-1†(1)(2)(3)	8,758	75,107

Total Convertible Preferred Stock
(cost $1,607,929)		1,241,085

PREFERRED STOCK - 0.1%
Data Processing/Management - 0.1%

Palantir Technologies, Inc. Series G†(1)(2)(3)
(cost $274,959)	89,856	274,959

Total Long-Term Investment Securities
(cost $203,977,448)		239,038,576

SHORT-TERM INVESTMENT SECURITIES - 18.2%
Registered Investment Companies - 16.1%

State Street Navigator Securities Lending Prime Portfolio(5)	39,703,152	39,703,152

Time Deposits - 2.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/13	$5,269,000	5,269,000

Total Short-Term Investment Securities
(cost $44,972,152)		44,972,152

TOTAL INVESTMENTS
(cost $248,949,600)(6)	114.9%	284,010,728
Liabilities in excess of other assets	(14.9)	(36,807,407)

NET ASSETS	100.0%	$247,203,321

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2013, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC, Series B
Convertible Preferred Stock	01/25/2010	262,477	$787,431
	11/30/2011	52,496	—

		314,973	787,431	$44,096	$0.14	0.0%

Dropbox, Inc.
Common Stock	05/01/2012	89,561	810,680	787,592	8.79	0.3
Dropbox, Inc., Series A-1
Convertible Preferred Stock	05/25/2012	8,758	79,251	75,107	8.58	0.0
Palantir Technologies, Inc., Series G
Preferred Stock	07/19/2012	89,856	274,960	274,959	3.06	0.1
Peixe Urbano, Inc., Series C
Convertible Preferred Stock	12/02/2011	14,214	467,937	30,134	2.12	0.0
Workday, Inc., Series F
Convertible Preferred Stock	10/12/2011	20,604	273,209	1,091,748	52.99	0.5

				$2,303,636		0.9%

(2)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $2,303,636 representing 0.9% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(5)	At February 28, 2013, the Fund had loaned securities with a total value of $40,095,983. This was secured by collateral of $39,703,152, which was received in cash and subsequently invested in short-term investments currently valued at $39,703,152 as reported in the portfolio of investments. Additional collateral of $1,599,849 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
U.S. Treasury Notes/Bonds	0.13% to 4.50%	12/31/2013 to 05/15/2038	$1,599,849

(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Web Portals/ISP	$3,953,785	$—	$787,592	$4,741,377
Other Industries*	232,781,155	—	—	232,781,155
Convertible Preferred Stock:
Enterprise Software/Service	—	1,091,748	—	1,091,748
Other Industries*	—	—	149,337	149,337
Preferred Stock	—	—	274,959	274,959
Short-Term Investment Securities:
Registered Investment Companies	39,703,152	—	—	39,703,152
Time Deposits	—	5,269,000	—	5,269,000

Total	$276,438,092	$6,360,748	$1,211,888	$284,010,728

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2012	$810,446	$2,022,944	$—
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation (1)	—	818,538	—
Change in unrealized depreciation (1)	(22,854)	(1,600,397)	—
Net purchases	—	—	274,959
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(1,091,748)	—

Balance as of 02/28/2013	$787,592	$149,337	$274,959

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2013 includes:

Common Stock	Convertible Preferred Stock	Preferred Stock
$(22,854)	$(1,600,397)	$—

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 92.3%
Certificates of Deposit - 29.0%

Barclays Bank PLC NY 0.16% due 03/11/2013	$8,000,000	$8,000,000
Citibank NA 0.26% due 05/20/2013	6,750,000	6,750,000
Credit Agricole Corporate and Investment Bank NY 0.17% due 03/01/2013	9,000,000	9,000,000
Credit Agricole Corporate and Investment Bank NY 0.17% due 03/07/2013	8,000,000	8,000,000
Deutsche Bank AG NY FRS 0.86% due 03/15/2013	8,000,000	8,000,000
Nordea Bank Finland PLC NY FRS 0.20% due 08/08/2013	7,400,000	7,400,000
Nordea Bank Finland PLC NY 0.29% due 04/26/2013	7,500,000	7,500,000
Rabobank Nederland NV NY FRS 0.33% due 01/31/2014	7,250,000	7,250,000
Rabobank Nederland NV NY FRS 0.41% due 07/11/2013	6,000,000	6,000,000
Royal Bank of Canada NY FRS 0.36% due 11/04/2013	7,700,000	7,700,000
Royal Bank of Canada NY FRS 0.41% due 04/02/2013	6,750,000	6,750,544
Svenska Handelsbanken NY 0.22% due 04/22/2013	7,500,000	7,500,054
Svenska Handelsbanken NY 0.26% due 03/13/2013	7,000,000	7,000,012
UBS AG Stamford CT FRS 0.37% due 04/19/2013	7,000,000	7,000,000
UBS AG Stamford CT FRS 0.39% due 10/17/2013	7,350,000	7,350,000

Total Certificates of Deposit
(amortized cost $111,200,610)		111,200,610

Commercial Paper - 11.8%

Barclays US Funding Corp. 0.37% due 04/09/2013	7,100,000	7,098,077
Deutsche Bank Financial LLC 0.16% due 03/01/2013	8,000,000	8,000,000
JPMorgan Chase & Co. FRS 0.30% due 09/03/2013	7,400,000	7,400,000
Lloyds TSB Bank PLC 0.15% due 03/01/2013	8,000,000	8,000,000
State Street Corp. 0.21% due 03/05/2013	7,200,000	7,199,832
State Street Corp. 0.21% due 04/12/2013	7,500,000	7,498,162

Total Commercial Paper
(amortized cost $45,196,071)		45,196,071

U.S. Corporate Bonds & Notes - 10.1%

Bank of America NA 0.20% due 03/13/2013	7,500,000	7,500,000
Bank of America NA 0.30% due 04/15/2013	7,500,000	7,500,000
Citigroup, Inc. 6.50% due 08/19/2013	4,500,000	4,625,375
General Electric Capital Corp. FRS 0.44% due 05/08/2013	1,000,000	1,000,418
General Electric Capital Corp. FRS 0.91% due 03/14/2013	850,000	850,233
General Electric Capital Corp. FRS 0.91% due 06/19/2013	7,000,000	7,014,233
Procter & Gamble Co. FRS 0.22% due 02/06/2014	6,000,000	5,999,003
Royal Bank of Canada 2.10% due 07/29/2013	4,000,000	4,028,809

Total U.S. Corporate Bonds & Notes
(amortized cost $38,518,071)		38,518,071

U.S. Government Agencies - 32.7%

Federal Farm Credit Bank 0.13% due 10/21/2013	1,500,000	1,498,732
0.16% due 02/19/2014	3,200,000	3,200,000
0.18% due 09/11/2013	7,900,000	7,892,337
Federal Farm Credit Bank FRS 0.15% due 12/06/2013	9,500,000	9,500,000
0.17% due 03/15/2013	300,000	300,003
0.17% due 07/24/2013	750,000	750,030
0.17% due 09/16/2013	300,000	300,018
0.18% due 06/04/2013	8,120,000	8,119,789
0.19% due 11/18/2013	1,000,000	1,000,145
0.21% due 08/06/2013	3,250,000	3,249,980
0.21% due 03/26/2014	3,600,000	3,599,609
0.22% due 08/22/2013	3,250,000	3,251,116
0.26% due 06/26/2013	300,000	300,108
0.27% due 07/10/2013	650,000	650,164
Federal Home Loan Bank 0.10% due 03/15/2013	7,000,000	6,999,728
0.11% due 05/08/2013	3,000,000	2,999,377
0.13% due 08/20/2013	1,500,000	1,499,469
0.17% due 05/03/2013	4,250,000	4,248,773
0.17% due 12/20/2013	3,620,000	3,619,515
0.21% due 04/08/2013	4,100,000	4,099,091
Federal Home Loan Bank FRS 0.06% due 04/09/2013	10,500,000	10,500,000
0.11% due 02/14/2014	2,000,000	1,999,037
Federal Home Loan Mtg. Corp. 0.10% due 07/09/2013	3,000,000	2,998,917
0.15% due 03/19/2013	4,500,000	4,499,662
0.16% due 06/25/2013	4,250,000	4,247,809
0.18% due 02/24/2014	2,600,000	2,595,320
Federal Home Loan Mtg. Corp. FRS
0.15% due 05/06/2013	300,000	300,001
0.15% due 05/16/2013	1,500,000	1,500,000
0.15% due 06/03/2013	500,000	500,000
0.16% due 03/21/2013	800,000	800,010
Federal National Mtg. Assoc. 0.11% due 07/22/2013	8,500,000	8,496,286
0.15% due 09/03/2013	7,000,000	6,994,575
0.16% due 03/04/2013	3,000,000	2,999,960
0.16% due 02/03/2014	9,000,000	8,986,440
4.13% due 04/15/2013	500,000	502,439

Federal National Mtg. Assoc. FRS 0.19% due 08/12/2013	400,000	400,055

Total U.S. Government Agencies
(amortized cost $125,398,495)		125,398,495

U.S. Government Treasuries - 8.7%

United States Treasury Bills
0.09% due 03/14/2013	7,400,000	7,399,759
0.13% due 04/25/2013	6,500,000	6,498,759
0.17% due 03/07/2013	3,000,000	2,999,915
0.18% due 04/04/2013	8,520,000	8,518,539
United States Treasury Notes
0.25% due 01/31/2014	1,000,000	1,000,674
0.38% due 07/31/2013	600,000	600,535
0.50% due 11/15/2013	2,800,000	2,806,086
1.00% due 01/15/2014	3,650,000	3,676,265

Total U.S. Government Treasuries
(amortized cost $33,500,532)		33,500,532

Total Short-Term Investment Securities - 92.3%
(amortized cost $353,813,779)		353,813,779

REPURCHASE AGREEMENT - 7.9%

UBS Securities LLC Joint Repurchase Agreement(1) (amortized cost $30,408,000)	30,408,000	30,408,000

TOTAL INVESTMENTS -
(amortized cost $384,221,779)(2)	100.2%	384,221,779
Liabilities in excess of other assets	(0.2)	(863,357)

NET ASSETS	100.0%	$383,358,422

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates as of February 28, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	32.7%
Foreign Bank	20.3
Money Center Banks	11.2
U.S. Government Treasuries	8.7
Repurchase Agreement	7.9
Commercial Banks-Canadian	4.8
Super-Regional Banks-US	3.9
Commercial Banks	3.8
Diversified Financial Services	3.0
Finance	2.3
Cosmetics-Toiletries	1.6

100.2%

*	Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$111,200,610	$—	$111,200,610
Commercial Paper	—	45,196,071	—	45,196,071
U.S. Corporate Bonds & Notes	—	38,518,071	—	38,518,071
U.S. Government Agencies	—	125,398,495	—	125,398,495
U.S. Government Treasuries	—	33,500,532	—	33,500,532
Repurchase Agreement	—	30,408,000	—	30,408,000

Total	$—	$384,221,779	$—	$384,221,779

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.3%
Applications Software - 8.6%

Check Point Software Technologies, Ltd.†#	11,709	$614,840
Citrix Systems, Inc.†	10,675	756,857
Intuit, Inc	16,932	1,091,775
Microsoft Corp.	481,207	13,377,555
Nuance Communications, Inc.†#	17,863	328,858

		16,169,885

Auto-Heavy Duty Trucks - 0.5%

PACCAR, Inc.#	20,184	957,327

Beverages-Non-alcoholic - 0.3%

Monster Beverage Corp.†#	9,798	494,113

Broadcast Services/Program - 0.4%

Discovery Communications, Inc., Class A†#	8,288	607,759
Starz Liberty Capital†#	6,308	117,077

		724,836

Cable/Satellite TV - 3.7%

Comcast Corp., Class A	121,147	4,820,439
DIRECTV†#	34,541	1,663,840
Liberty Global, Inc., Class A†	8,244	567,929

		7,052,208

Casino Hotels - 0.4%

Wynn Resorts, Ltd.#	5,751	672,292

Cellular Telecom - 0.7%

Vodafone Group PLC ADR	55,752	1,401,605

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.#	6,880	530,173

Commercial Services-Finance - 1.3%

Automatic Data Processing, Inc.	27,757	1,703,170
Paychex, Inc.#	20,780	687,818

		2,390,988

Computer Aided Design - 0.2%

Autodesk, Inc.†	12,836	471,338

Computer Services - 0.7%

Cognizant Technology Solutions Corp., Class A†	17,163	1,317,603

Computer Software - 0.2%

Akamai Technologies, Inc.†#	10,147	375,033

Computers - 13.3%

Apple, Inc.	53,784	23,740,258
Dell, Inc..	99,175	1,383,491

		25,123,749

Computers-Memory Devices - 1.5%

NetApp, Inc.†#	20,485	693,008
SanDisk Corp.†	13,824	696,591
Seagate Technology PLC#	21,583	694,109
Western Digital Corp.	13,928	656,845

		2,740,553

Consulting Services - 0.3%

Verisk Analytics, Inc., Class A†	9,537	558,105

Data Processing/Management - 0.3%

Fiserv, Inc.†	7,631	626,581

Dental Supplies & Equipment - 0.2%

DENTSPLY International, Inc.#	8,115	336,123

Distribution/Wholesale - 0.7%

Fastenal Co.#	16,942	874,715
Fossil, Inc.†#	3,432	352,707

		1,227,422

E-Commerce/Products - 5.8%

Amazon.com, Inc.†	25,898	6,844,065
eBay, Inc.†	73,983	4,045,390

		10,889,455

E-Commerce/Services - 1.6%

Expedia, Inc	6,979	445,539
Liberty Interactive Corp., Class A†	29,436	614,624
priceline.com, Inc.†	2,851	1,960,291

		3,020,454

Electronic Components-Misc. - 0.2%

Garmin, Ltd.#	11,147	382,788

Electronic Components-Semiconductors - 6.5%

Altera Corp.	18,329	649,213
Avago Technologies, Ltd	14,000	479,080
Broadcom Corp., Class A	29,273	998,502
Intel Corp.#	284,500	5,931,825
Microchip Technology, Inc.#	11,126	405,765
Micron Technology, Inc.†#	58,178	488,113
NVIDIA Corp	35,725	452,279
Texas Instruments, Inc.	64,081	2,202,464
Xilinx, Inc.#	14,918	555,994

		12,163,235

Electronic Forms - 0.6%

Adobe Systems, Inc.†	28,304	1,112,347

Enterprise Software/Service - 5.5%

BMC Software, Inc.†	8,859	354,980
CA, Inc.#	26,260	643,108
Oracle Corp.	275,527	9,439,555

		10,437,643

Entertainment Software - 0.5%

Activision Blizzard, Inc.#	63,618	909,737

Food-Misc./Diversified - 1.5%

Mondelez International, Inc., Class A	101,604	2,809,351

Food-Retail - 0.5%

Whole Foods Market, Inc.#	10,607	908,171

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†#	4,911	471,063

Internet Content-Entertainment - 1.4%

Facebook, Inc., Class A†	96,293	2,623,984

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.†	4,520	426,824

Internet Security - 0.5%

Symantec Corp.†	39,673	929,935

Medical Information Systems - 0.5%

Cerner Corp.†#	9,809	857,895

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	2,273	1,158,980

Medical Products - 0.2%

Henry Schein, Inc.†#	5,031	448,866

Medical-Biomedical/Gene - 8.2%

Alexion Pharmaceuticals, Inc.†#	11,108	963,508
Amgen, Inc	43,873	4,010,431
Biogen Idec, Inc.†	13,527	2,250,081
Celgene Corp.†	24,184	2,495,305
Gilead Sciences, Inc.†#	86,636	3,700,224
Life Technologies Corp.†	9,837	571,825
Regeneron Pharmaceuticals, Inc.†#	5,401	901,967
Vertex Pharmaceuticals, Inc.†	12,397	580,427

		15,473,768

Medical-Generic Drugs - 0.7%

Mylan, Inc.†#	23,300	689,913
Perrigo Co.#	5,368	607,497

		1,297,410

Mining - 0.1%

Randgold Resources, Ltd. ADR	2,996	248,279

Multimedia - 2.2%

News Corp., Class A	88,392	2,545,690
Viacom, Inc., Class B	25,787	1,507,508

		4,053,198

Networking Products - 3.4%

Cisco Systems, Inc.	303,553	6,329,080

Pharmacy Services - 1.7%

Catamaran Corp.†#	11,729	629,965
Express Scripts Holding Co.†	46,677	2,656,388

		3,286,353

Radio - 0.6%

Sirius XM Radio, Inc.#	375,007	1,162,522

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc	12,803	742,062

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†#	6,553	666,702

Retail-Bedding - 0.4%

Bed Bath & Beyond, Inc.†#	13,104	743,652

Retail-Discount - 1.6%

Costco Wholesale Corp.	24,724	2,504,294
Dollar Tree, Inc.†	12,990	586,953

		3,091,247

Retail-Major Department Stores - 0.1%

Sears Holdings Corp.†#	6,085	273,825

Retail-Office Supplies - 0.3%

Staples, Inc.#	38,529	507,812

Retail-Restaurants - 1.2%

Starbucks Corp.	42,515	2,330,672

Semiconductor Components-Integrated Circuits - 4.4%

Analog Devices, Inc.#	17,232	779,231
Linear Technology Corp.#	13,230	505,915
Maxim Integrated Products, Inc.	16,671	519,802
QUALCOMM, Inc.	97,427	6,394,134

		8,199,082

Semiconductor Equipment - 0.8%

Applied Materials, Inc	70,753	969,316
KLA-Tencor Corp.	9,520	521,315

		1,490,631

Telecom Services - 0.4%

Virgin Media, Inc.#	15,347	712,101

Toys - 0.4%

Mattel, Inc.	19,618	799,433

Transport-Services - 0.5%

C.H. Robinson Worldwide, Inc.	9,216	525,496
Expeditors International of Washington, Inc.#	11,948	464,180

		989,676

Web Hosting/Design - 0.3%

Equinix, Inc.†#	2,780	588,109

Web Portals/ISP - 8.0%

Baidu, Inc. ADR†	15,677	1,422,845
Google, Inc., Class A†	15,149	12,137,379
Yahoo!, Inc.†	67,620	1,440,982

		15,001,206

Wireless Equipment - 0.3%

SBA Communications Corp., Class A†	7,228	514,055

Total Long-Term Investment Securities
(cost $129,140,998)		181,221,537

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 4.5%

State Street Navigator Securities Lending Prime Portfolio(1)	8,483,287	8,483,287

U.S. Government Treasuries - 0.4%

United States Treasury Bills 0.06% due 03/14/13(2)	$700,000	699,985

Total Short-Term Investment Securities
(cost $9,183,272)		9,183,272

REPURCHASE AGREEMENT - 3.4%

State Street Bank &Trust Co. Joint Repurchase Agreement(3) (cost $6,462,000)	6,462,000	6,462,000

TOTAL INVESTMENTS
(cost $144,786,270)(4)	104.6%	196,866,809
Liabilities in excess of other assets	(4.6)	(8,674,577)

NET ASSETS	100.0%	$188,192,232

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2013, the Fund had loaned securities with a total value of $8,311,304. This was secured by collateral of $8,483,287, which was received in cash and subsequent invested in short-term investments currently valued at $8,483,287 as reported in the portfolio of investments. Additional collateral of $51,987 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.13% to 3.13%	12/31/2013 to 01/31/2017	$51,987

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contract
(3)	See Note 2 for details of Joint Repurchase Agreements
(4)	See Note 5 the cost of Investments on a tax basis
ADR -	American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2013	Unrealized Appreciation (Depreciation)

135	Long	Nasdaq 100 E-Mini Index	March 2013	$7,388,128	$7,392,600	$4,472

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$16,169,885	$—	$—	$16,169,885
Computers	25,123,749	—	—	25,123,749
E-Commerce/Products	10,889,455	—	—	10,889,455
Electronic Components-Semiconductors	12,163,235	—	—	12,163,235
Enterprise Software/Service	10,437,643	—	—	10,437,643
Medical-Biomedical/Gene	15,473,768	—	—	15,473,768
Web Portals/ISP	15,001,206	—	—	15,001,206
Other Industries*	75,962,596	—	—	75,962,596
Short-Term Investment Securities:
Registered Investment Companies	8,483,287	—	—	8,483,287
U.S. Government Treasuries	—	699,985	—	699,985
Repurchase Agreement	—	6,462,000	—	6,462,000
Other Financial Instruments:†
Open Futures Contracts-Depreciation	4,472	—	—	4,472

Total	$189,709,296	$7,161,985	$—	$196,871,281

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 93.4%
Advanced Materials - 0.1%
STR Holdings, Inc.†#	274,600	$549,200

Agricultural Chemicals - 0.2%
Monsanto Co.	12,940	1,307,328

Applications Software - 9.0%
Check Point Software Technologies, Ltd.†#	73,600	3,864,736
Citrix Systems, Inc.†	28,787	2,040,998
Intuit, Inc.#	95,280	6,143,654
Microsoft Corp.	1,061,955	29,522,349
Red Hat, Inc.†#	161,092	8,185,085
Salesforce.com, Inc.†#	81,108	13,725,096
ServiceNow, Inc.†#	98,700	3,204,789

		66,686,707

Auto-Cars/Light Trucks - 0.5%
Tesla Motors, Inc.†#	110,302	3,841,819

Cellular Telecom - 0.2%
China Unicom Hong Kong, Ltd.	1,238,000	1,787,818

Chemicals-Diversified - 0.2%
Nitto Denko Corp.	20,000	1,175,963

Commercial Services - 0.9%
ExlService Holdings, Inc.†	35,011	1,059,783
Quanta Services, Inc.†#	151,320	4,297,488
RPX Corp.†	89,700	1,062,945

		6,420,216

Commercial Services-Finance - 1.8%
Alliance Data Systems Corp.†#	25,888	4,108,167
Automatic Data Processing, Inc.#	59,250	3,635,580
Mastercard, Inc., Class A	6,685	3,461,627
Vantiv, Inc., Class A†#	44,495	968,211
Western Union Co.	94,770	1,329,623
Xoom Corp.†#	1,900	40,394

		13,543,602

Computer Aided Design - 1.5%
Aspen Technology, Inc.†	152,115	4,679,057
Autodesk, Inc.†	166,100	6,099,192

		10,778,249

Computer Data Security - 0.8%
Fortinet, Inc.†#	254,940	6,164,449

Computer Services - 3.7%
Accenture PLC, Class A	92,423	6,872,574
Cognizant Technology Solutions Corp., Class A†	93,932	7,211,160
Computer Sciences Corp.	36,065	1,732,202
International Business Machines Corp.	58,469	11,742,329

		27,558,265

Computer Software - 0.2%
Akamai Technologies, Inc.†#	44,200	1,633,632

Computers - 6.7%
Advantech Co., Ltd.	255,000	1,134,613
Apple, Inc.	67,926	29,982,536
Asustek Computer, Inc.	312,000	3,786,089
Dell, Inc.#	871,000	12,150,450
Lenovo Group, Ltd.	2,250,000	2,506,576

		49,560,264

Computers-Integrated Systems - 0.5%
Teradata Corp.†#	62,262	3,614,932

Computers-Memory Devices - 3.4%
EMC Corp.†	280,810	6,461,438
Fusion-io, Inc.†#	180,460	3,046,165
NetApp, Inc.†	195,090	6,599,895
SanDisk Corp.†	142,285	7,169,741
Seagate Technology PLC#	33,170	1,066,747
Western Digital Corp.	13,545	638,782

		24,982,768

Computers-Periphery Equipment - 0.5%
Synaptics, Inc.†#	97,100	3,375,196

Consulting Services - 0.9%
Genpact, Ltd.#	225,332	3,968,096
Huron Consulting Group, Inc.†#	68,725	2,693,333

		6,661,429

Data Processing/Management - 0.2%
Fiserv, Inc.†#	18,040	1,481,264

E-Commerce/Products - 5.5%
Amazon.com, Inc.†	82,190	21,720,351
eBay, Inc.†	323,415	17,684,332
Netflix, Inc.†	6,185	1,163,275

		40,567,958

E-Commerce/Services - 3.3%
Angie’s List, Inc.†#	99,832	1,703,134
Ctrip.com International, Ltd. ADR#	91,335	1,761,852
Dena Co., Ltd.#	32,400	908,836
Expedia, Inc.	41,150	2,627,016
Groupon, Inc.†#	294,136	1,332,436
priceline.com, Inc.†#	23,655	16,264,705

		24,597,979

Electric Products-Misc. - 0.1%
Hitachi, Ltd.	165,000	925,666

Electronic Components-Misc. - 1.0%
Anritsu Corp.	101,000	1,493,915
Jabil Circuit, Inc.#	123,900	2,320,647
Kyocera Corp.	8,900	773,913
NEC Corp.#	447,000	1,104,359
TPK Holding Co., Ltd.	6,000	113,664
Wacom Co., Ltd.	426	1,532,754

		7,339,252

Electronic Components-Semiconductors - 10.7%
Advanced Micro Devices, Inc.†#	332,100	826,929
Altera Corp.#	86,200	3,053,204
Avago Technologies, Ltd.	106,425	3,641,864
Broadcom Corp., Class A	6,720	229,219
Cavium, Inc.†#	62,760	2,317,099
Cree, Inc.†#	35,100	1,587,573
First Solar, Inc.†#	90,700	2,344,595
Freescale Semiconductor, Ltd.†	168,900	2,606,127
Intel Corp.	402,900	8,400,465
International Rectifier Corp.†#	75,230	1,581,335
Intersil Corp., Class A#	141,600	1,202,184
MediaTek, Inc.	296,000	3,327,524
Mellanox Technologies, Ltd.†#	58,600	3,089,978
MEMC Electronic Materials, Inc.†#	215,300	1,065,735
Microchip Technology, Inc.#	98,275	3,584,089
Micron Technology, Inc.†#	1,103,500	9,258,365

NVIDIA Corp.#	461,900	5,847,654
ON Semiconductor Corp.†	1,073,460	8,587,680
Samsung Electronics Co., Ltd.	4,158	5,928,892
Samsung Electronics Co., Ltd. GDR	1,290	915,900
SK Hynix, Inc.†	59,260	1,450,271
Skyworks Solutions, Inc.†#	25,860	550,818
Texas Instruments, Inc.#	86,165	2,961,491
Xilinx, Inc.	126,310	4,707,574

		79,066,565

Electronic Connectors - 0.1%
Hirose Electric Co., Ltd.	7,000	845,830

Electronic Design Automation - 0.4%
Cadence Design Systems, Inc.†#	210,500	2,980,680

Electronic Forms - 0.3%
Adobe Systems, Inc.†	60,310	2,370,183

Electronic Measurement Instruments - 0.2%
Keyence Corp.	1,400	394,368
National Instruments Corp.#	26,400	794,112

		1,188,480

Electronic Parts Distribution - 0.3%
Avnet, Inc.†	4,890	172,666
WPG Holdings, Ltd.	1,687,000	1,916,367

		2,089,033

Enterprise Software/Service - 3.6%
MicroStrategy, Inc., Class A†	8,850	901,638
Oracle Corp.	609,669	20,887,260
Pactera Technology International, Ltd. ADR†#	145,719	998,175
QLIK Technologies, Inc.†	59,615	1,549,990
Workday, Inc., Class A†#	45,199	2,499,053

		26,836,116

Entertainment Software - 0.4%
Activision Blizzard, Inc.#	91,686	1,311,110
Electronic Arts, Inc.†#	91,476	1,603,574

		2,914,684

Finance-Credit Card - 2.0%
Visa, Inc., Class A#	95,341	15,124,896

Industrial Automated/Robotic - 0.0%
iRobot Corp.†	15,900	340,896

Internet Application Software - 0.6%
RealNetworks, Inc.†#	176,524	1,283,330
Splunk, Inc.#	83,900	3,031,307

		4,314,637

Internet Connectivity Services - 0.3%
M3, Inc.#	1,149	1,978,427

Internet Content-Entertainment - 2.3%
Facebook, Inc., Class A†	404,778	11,030,200
NetEase, Inc. ADR	65,292	3,347,521
Pandora Media, Inc.†#	210,850	2,572,370
Renren, Inc. ADR†	1,156	3,422
Youku.com, Inc. Class A(1)(2)	16	18

		16,953,531

Internet Content-Information/News - 1.4%
Kakaku.com, Inc.#	85,100	3,305,211
LinkedIn Corp., Class A†	40,490	6,809,608
Yelp, Inc.†	17,170	381,002

		10,495,821

Internet Infrastructure Software - 0.3%
F5 Networks, Inc.†	24,900	2,351,307

Internet Security - 0.4%
Symantec Corp.†	110,085	2,580,392

Internet Telephone - 0.0%
BroadSoft, Inc.†#	15,480	325,080

Medical Products - 0.4%
Hospira, Inc.†#	35,100	1,032,993
Stryker Corp.#	29,000	1,852,520

		2,885,513

Multimedia - 0.3%
Time Warner, Inc.	42,030	2,234,735

Networking Products - 5.1%
Acme Packet, Inc.†	72,700	2,121,386
Cisco Systems, Inc.	1,721,050	35,883,893

		38,005,279

Power Converter/Supply Equipment - 0.2%
Delta Electronics, Inc.	294,000	1,095,074

Semiconductor Components-Integrated Circuits - 6.0%
Analog Devices, Inc.#	81,550	3,687,691
Atmel Corp.†#	515,600	3,506,080
Cypress Semiconductor Corp.#	88,300	929,799
Marvell Technology Group, Ltd.#	363,200	3,668,320
Maxim Integrated Products, Inc.#	144,695	4,511,590
NXP Semiconductor NV†	150,750	4,872,240
QUALCOMM, Inc.	246,107	16,152,003
Taiwan Semiconductor Manufacturing Co., Ltd.	1,111,000	3,913,488
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	153,325	2,798,181

		44,039,392

Semiconductor Equipment - 3.0%
Applied Materials, Inc.	604,810	8,285,897
ASM Pacific Technology, Ltd.#	104,600	1,383,769
ASML Holding NV#	48,129	3,416,197
KLA-Tencor Corp.	29,545	1,617,884
Lam Research Corp.†	100,000	4,230,000
Tokyo Electron, Ltd.	66,800	3,098,932

		22,032,679

Telecom Equipment-Fiber Optics - 1.2%
Finisar Corp.†#	135,300	1,982,145
IPG Photonics Corp.#	54,200	3,213,518
JDS Uniphase Corp.#	243,100	3,442,296

		8,637,959

Telecommunication Equipment - 0.6%
Juniper Networks, Inc.†#	215,205	4,450,439

Television - 0.0%
Phoenix New Media, Ltd. ADR†#	41,433	157,860

Toys - 0.7%
Nintendo Co., Ltd.	54,300	5,248,981

Virtual Reality Products - 0.4%
RealD, Inc.†#	265,300	3,088,092

Web Hosting/Design - 0.5%
Equinix, Inc.†#	18,000	3,807,900

Web Portals/ISP - 8.2%
Baidu, Inc. ADR†	136,000	12,343,360
Bitauto Holdings, Ltd. ADR†	15,900	135,945
Dropbox, Inc.†(1)(2)(3)	158,291	1,391,997
Google, Inc., Class A†#	43,441	34,804,929
SINA Corp.†#	46,200	2,387,616
Yahoo!, Inc.†	359,975	7,671,068
Yandex NV, Class A†	72,275	1,676,057

		60,410,972

Wireless Equipment - 2.3%
Aruba Networks, Inc.†#	316,830	7,895,404
Motorola Solutions, Inc.#	45,510	2,831,177
RF Micro Devices, Inc.†	66,600	307,026
Telefonaktiebolaget LM Ericsson ADR#	481,315	5,876,856

		16,910,463

Total Common Stock (cost $638,888,104)		690,315,852

CONVERTIBLE PREFERRED STOCK - 1.1%
Computers-Integrated Systems - 0.1%
Silver Spring Networks, Inc. Series E 8.00%(1)(2)(4)	46,800	397,800

E-Commerce/Services - 0.0%
Coupons, Inc.(1)(2)(3)	108,436	296,843

Human Resources - 0.1%
Workday, Inc.† Series F(1)(2)(4)	11,845	627,633

Internet Content-Information/News - 0.8%
Twitter, Inc. Series E(1)(2)(3)	184,162	3,016,574
FireEye, Inc 10.00%(1)(2)(3)	249,937	2,631,687

		5,648,261
Web Portals/ISP - 0.1%
Dropbox, Inc. Series A† (1)(2)(3)	12,378	106,152
Dropbox, Inc. Class A-1† (1)(2)(3)	119,521	919,324

		1,025,476

Total Convertible Preferred Stock (cost $5,414,490)		7,996,013

EXCHANGE-TRADED FUNDS - 0.3%
Sector Fund-Technology - 0.3%
Technology Select Sector SPDR Fund (cost $2,429,832)	82,800	2,453,364

Total Long-Term Investment Securities (cost $646,732,426)		700,765,229

SHORT-TERM INVESTMENT SECURITIES - 14.1%
Registered Investment Companies - 10.9%
State Street Navigator Securities Lending Prime Portfolio(5)	63,234,779	63,234,779
T. Rowe Price Reserve Investment Fund	17,674,774	17,674,774

		80,909,553

Time Deposits - 3.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013	$23,407,000	23,407,000

Total Short-Term Investment Securities (cost $104,316,553)		104,316,553

REPURCHASE AGREEMENT - 0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/28/2013, to be repurchased 03/01/2013 in the amount of $910,000 and collateralized by $950,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $932,231 (cost $910,000)	910,000	910,000

TOTAL INVESTMENTS (cost $751,958,979)(6)	109.0%	805,991,782
Liabilities in excess of other assets	(9.0)	(66,240,579)

NET ASSETS	100.0%	$739,751,203

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2013, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a% of Net Assets

Coupons.com, Inc.
Convertible Preferred Stock	6/1/2011	54,218	$595,677
	8/18/2011	54,218	—

		108,436	595,677	$296,843	$2.74	0.04%

Dropbox, Inc.
Common Stock	5/1/2012	158,291	1,432,800	1,391,997	8.79	0.19%

Dropbox, Inc.
Class A-1
Convertible Preferred Stock	5/1/2012	60,803	550,212
	5/29/2012	58,718	531,345

		119,521	1,081,557	919,324	7.69	0.12%

Dropbox, Inc.
Series A
Convertible Preferred Stock	5/1/2012	12,378	112,010	106,152	8.58	0.01%

FireEye, Inc.
Convertible Preferred Stock	12/27/2012	249,937	2,631,687	2,631,687	10.53	0.36%

Silver Spring Networks, Inc.
Series E
Convertible Preferred Stock	12/11/2009	46,800	468,000	397,800	8.50	0.05%

Twitter, Inc.
Series E
Preferred Stock	9/24/2009	23,021	367,920
	1/11/2011	46,040	—
	8/22/2011	115,101	—

		184,162	367,920	3,016,574	16.38	0.41%

Workday, Inc.
Series F
Convertible Preferred Stock	10/13/2011	11,745	155,739
	9/28/2012	100	1,900

		11,845	157,639	627,633	52.99	0.08%

Youku.Com, Inc.
Class A
Common Stock	7/11/2011	16	—	18	1.13	0.00%

				$9,388,028		1.26%

(2)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $9,388,028 representing 1.26% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(5)	At February 28, 2013, the Fund had loaned securities with a total value of $62,840,012 This was secured by collateral of $63,234,778 , which was received in cash and subsequently invested in short-term investments currently valued at $63,234,778 as reported in the portfolio of investments. Additionally collateral of $1,947,493 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.13% to 4.50%	11/15/2013 to 10/31/2017	$1,947,493

(6)	See Note 5 for cost of investments on a tax basis.

ADR	American Depository Receipt
GDR	Global Depository Receipt
LSE	London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Applications Software	$66,686,707	$—	$—	$66,686,707
Computers	49,560,264	—	—	49,560,264
E-Commerce/Products	40,567,958	—	—	40,567,958
Electronic Components-Semiconductors	79,066,565	—	—	79,066,565
Internet Content-Entertainment	16,953,513	18	—	16,953,531
Networking Products	38,005,279	—	—	38,005,279
Semiconductor Components-Integrated Circuits	44,039,392	—	—	44,039,392
Web Portals/ISP	59,018,975	—	1,391,997	60,410,972
Other Industries*	295,025,184	—	—	295,025,184
Convertible Preferred Stock
Computers-Integrated Systems	—	397,800	—	397,800
Human Resources	—	627,633	—	627,633
Other Industries*	—	—	6,970,580	6,970,580
Exchange-Traded Funds	2,453,364	—	—	2,453,364
Short-Term Investment Securities:
Registered Investment Companies	80,909,553	—	—	80,909,553
Time Deposits	—	23,407,000	—	23,407,000
Repurchase Agreement	—	910,000	—	910,000

Total	$772,286,754	$25,342,451	$8,362,577	$805,991,782

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2012	$1,432,391	$5,242,575
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	586,776
Change in unrealized depreciation(1)	(40,394)	(466,925)
Purchases	—	2,633,587
(Sales)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(1,025,433)

Balance as of 2/28/2013	$1,391,997	$6,970,580

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 28, 2013 includes:

Common Stock	Convertible Preferred Stock
$(40,394)	$(396,943)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/28/13(1)	Valuation Technique(s)	Unobservable Input (2)	Range (weighted average)
Common Stock	$1,391,997	Market Comparables, Discounted Cash Flows, and Market Transaction	Enterprise Value/Revenue	3.8x - 19.3x (11.1x)
			Weighted Average Cost of Capital	17%-19% (18%)
			Perpetual Growth Rate	2.5%-3.5% (3.0%)
			Transaction Price	$9.05
			Discount for Lack of Marketability	10% -15% (11.7%)
Convertible Preferred Stock	$296,843	Discounted Cash Flows	Revenue Growth Rate:
			Short Term	18%-25% (21.5%)
			Intermediate Term	5%-10% (7.5%)
			Terminal Growth	2%-3% (1.5%)
			Long-Term Pretax Operating Margin	40%-50% (45%)
			Discount for Lack of Marketability	20%-30% (25%)
	$3,016,574	Secondary Market Transaction	Implied Enterprise Value	$9 Billion
	$106,152	Market Comparables, Discounted Cash Flows, and Market Transaction	Enterprise Value/Revenue	7.4x - 19.3x (16.6x)
			Weighted Average Cost of Capital	17%-19% (18%)
			Perpetual Growth Rate	2.5%-3.5% (3.0%)
			Transaction Price	$9.05
			Discount for Lack of Marketability	10% -15% (12.5%)
	$919,324	Market Transaction	Transaction Price	$9.05
			Discount for Lack of Marketability	15%

(1)	The Fund’s other securities classified as Level 3 with a fair value of $2,631,687 at February 28, 2013 are attributable to securities valued at its respective transaction price (cost).
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. Significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

EBITDA - Earnings before interest, taxes, depreciation and amortization

See Notes to Portfolio of Investments.

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.6%
Advanced Materials - 1.7%

Hexcel Corp.†	48,863	$1,331,517

Aerospace/Defense - 1.7%

Teledyne Technologies, Inc.†#	18,200	1,339,156

Aerospace/Defense-Equipment - 1.5%

HEICO Corp., Class A	34,776	1,158,041

Apparel Manufacturers - 0.9%

Under Armour, Inc., Class A†#	13,788	679,473

Applications Software - 3.9%

Infoblox, Inc.†	59,210	1,248,739
InterXion Holding NV†	41,780	1,033,219
Tangoe, Inc.†#	49,730	679,809

		2,961,767

Auto/Truck Parts & Equipment-Replacement - 1.2%

Dorman Products, Inc.#	26,000	908,960

B2B/E-Commerce - 1.2%

SPS Commerce, Inc.†	24,730	924,655

Banks-Commercial - 1.3%

Signature Bank†#	13,269	985,489

Building & Construction Products-Misc. - 2.3%

Drew Industries, Inc	14,700	534,786
Trex Co., Inc.†#	25,700	1,214,068

		1,748,854

Chemicals-Diversified - 1.2%

Rockwood Holdings, Inc.#	15,000	939,000

Commercial Services-Finance - 2.7%

Heartland Payment Systems, Inc.#	37,570	1,168,427
WEX, Inc.†#	11,875	890,744

		2,059,171

Computer Aided Design - 1.5%

Aspen Technology, Inc.†	36,172	1,112,651

Computer Data Security - 1.9%

Fortinet, Inc.†#	61,414	1,484,990

Consulting Services - 1.2%

Huron Consulting Group, Inc.†#	23,100	905,289

Consumer Products-Misc. - 1.3%

Tumi Holdings, Inc.†#	43,260	1,022,666

Cosmetics & Toiletries - 1.7%

Elizabeth Arden, Inc.†#	33,780	1,314,042

Distribution/Wholesale - 1.5%

Beacon Roofing Supply, Inc.†#	31,720	1,170,468

Diversified Manufacturing Operations - 1.2%

AZZ, Inc	19,900	888,734

E-Marketing/Info - 1.4%

ExactTarget, Inc.†#	46,860	1,044,978

Electronic Components-Misc. - 1.2%

InvenSense, Inc.†#	75,100	902,702

Electronic Components-Semiconductors - 1.5%

Microsemi Corp.†#	54,495	1,124,232

Enterprise Software/Service - 2.3%

Proofpoint, Inc.†	43,890	613,582
Ultimate Software Group, Inc.†#	11,938	1,173,147

		1,786,729

Finance-Consumer Loans - 1.3%

Portfolio Recovery Associates, Inc.†	8,461	$989,302

Finance-Other Services - 0.9%

MarketAxess Holdings, Inc.#	18,504	722,766

Food-Dairy Products - 0.6%

WhiteWave Foods Co., Class A†#	31,100	486,404

Food-Misc./Diversified - 2.1%

Annie’s, Inc.†	14,900	625,204
Hain Celestial Group, Inc.†#	18,353	1,004,827

		1,630,031

Human Resources - 2.1%

AMN Healthcare Services, Inc.†	25,884	364,965
Team Health Holdings, Inc.†	37,123	1,243,249

		1,608,214

Industrial Audio & Video Products - 0.9%

Imax Corp.†#	25,700	660,490

Instruments-Scientific - 1.3%

FEI Co.#	16,190	1,025,475

Insurance-Property/Casualty - 2.4%

Amtrust Financial Services, Inc.#	56,246	1,870,179

Internet Security - 1.5%

Sourcefire, Inc.†#	21,000	1,126,230

Internet Telephone - 0.7%

BroadSoft, Inc.†#	23,764	499,044

Investment Management/Advisor Services - 0.7%

Financial Engines, Inc.#	16,965	554,416

Machinery-General Industrial - 3.6%

Altra Holdings, Inc.#	35,200	906,048
DXP Enterprises, Inc.†	17,000	1,057,400
Middleby Corp.†	5,180	773,426

		2,736,874

Machinery-Print Trade - 0.6%

ExOne Co.†	15,900	432,321

Machinery-Pumps - 1.1%

Graco, Inc.#	13,949	810,437

Medical Instruments - 2.4%

Conceptus, Inc.†#	43,000	960,190
DexCom, Inc.†#	58,375	871,539

		1,831,729

Medical Labs & Testing Services - 1.1%

ICON PLC	27,900	869,364

Medical Products - 2.2%

Cyberonics, Inc.†#	22,332	1,021,689
Globus Medical, Inc., Class A†#	46,500	671,925

		1,693,614

Medical-Biomedical/Gene - 6.0%

Aegerion Pharmaceuticals, Inc.†#	22,975	692,007
Cubist Pharmaceuticals, Inc.†#	18,500	784,955
Exact Sciences Corp.†#	54,800	585,264
KYTHERA Biopharmaceuticals, Inc.†#	23,200	604,592
Medicines Co.†#	19,026	605,217
NPS Pharmaceuticals, Inc.†#	74,318	593,058
Seattle Genetics, Inc.†#	25,030	704,344

		4,569,437

Medical-Drugs - 4.1%

Amicus Therapeutics, Inc.†#	163,620	438,501
Jazz Pharmaceuticals PLC†	24,960	1,452,173
Medivation, Inc.†#	14,984	736,314
Orexigen Therapeutics, Inc.†#	90,800	541,168

		3,168,156

Medical-Hospitals - 1.2%

Acadia Healthcare Co., Inc.†#	34,500	939,090

Metal Processors & Fabrication - 1.2%

RBC Bearings, Inc.†#	18,787	936,344

Miscellaneous Manufacturing - 0.8%

Movado Group, Inc	17,100	616,284

Office Furnishings - Original - 1.5%

Steelcase, Inc., Class A	82,200	1,163,130

Oil & Gas Drilling - 1.5%

Atwood Oceanics, Inc.†#	21,800	1,115,070

Oil Companies-Exploration & Production - 4.3%

Bonanza Creek Energy, Inc.†	22,400	757,792
Kodiak Oil & Gas Corp.†#	90,141	802,255
Oasis Petroleum, Inc.†#	16,020	587,934
Rosetta Resources, Inc.†	22,900	1,114,772

		3,262,753

Oil Field Machinery & Equipment - 1.1%

Dril-Quip, Inc.†	10,000	822,300

Retail-Apparel/Shoe - 2.7%

DSW, Inc., Class A#	16,480	1,115,531
Francesca’s Holdings Corp.†#	36,000	916,200

		2,031,731

Retail-Building Products - 1.4%

Tile Shop Hldgs, Inc.†	60,600	1,068,378

Retail-Sporting Goods - 1.6%

Cabela’s, Inc.†#	23,880	1,208,089

Retail-Vitamins & Nutrition Supplements - 1.4%

Vitamin Shoppe, Inc.†#	20,885	1,097,507

Schools - 1.8%

Bright Horizons Family Solutions, Inc.†	10,600	296,376
Grand Canyon Education, Inc.†#	46,110	1,104,334

		1,400,710

Seismic Data Collection - 0.8%

Geospace Technologies Corp.†	6,620	644,258

Transport-Truck - 3.2%

Old Dominion Freight Line, Inc.†	30,931	1,111,970
Roadrunner Transportation Systems, Inc.†	59,989	1,366,549

		2,478,519

Vitamins & Nutrition Products - 0.8%

Natural Grocers by Vitamin Cottage, Inc.†#	30,200	625,140

Wireless Equipment - 1.4%

Aruba Networks, Inc.†#	41,800	1,041,656

Total Long-Term Investment Securities
(cost $63,280,838)		75,529,006

SHORT-TERM INVESTMENT SECURITIES - 10.0%
Registered Investment Companies - 10.0%
State Street Navigator Securities Lending Prime Portfolio (cost $7,692,908)(1)	7,692,908	$7,692,908

REPURCHASE AGREEMENT - 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%,dated 02/28/2013, to be repurchased 03/01/2013 in the amount of $993,000 and collateralized by $1,035,000 of Federal Home Loan Mtg. Corp. Notes,bearing interest at 2.00% due 01/30/2023 and having approximate value of $ 1,015,641 (cost $993,000)	$993,000	993,000

TOTAL INVESTMENTS
(cost $71,966,746) (2)	109.9%	84,214,914
Liabilities in excess of other assets	(9.9)	(7,597,843)

NET ASSETS	100.0%	$76,617,071

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2013, the Fund had loaned securities with a total value of $7,508,306. This was secured by collateral of $7,692,908, which was received in cash and subsequently invested in short-term investments currently valued at $7,692,908 as reported in the portfolio of investments.
(2)	See Note 5 for cost if investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Biomedical/Gene	$4,569,437	$—	$—	$4,569,437
Other Industries*	70,959,569	—	—	70,959,569
Short-Term Investment Securities:
Registered Investment Companies	7,692,908	—	—	7,692,908
Repurchase Agreement	—	993,000	—	993,000

Total	$83,221,914	$993,000	$—	$84,214,914

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.2%
Advanced Materials - 0.2%

Core Molding Technologies, Inc.	25,700	$178,615
Hexcel Corp.†	13,900	378,775
STR Holdings, Inc.†#	24,600	49,200

		606,590

Advertising Agencies - 0.7%

Interpublic Group of Cos., Inc.#	178,772	2,284,706

Advertising Services - 0.0%
Marchex, Inc., Class B	26,400	99,792

Aerospace/Defense - 0.6%
Aerovironment, Inc.†#	58,644	1,297,205
Teledyne Technologies, Inc.†	10,000	735,800

		2,033,005

Aerospace/Defense-Equipment - 0.8%

Ducommun, Inc.†	6,400	99,200
LMI Aerospace, Inc.†	6,100	135,115
Moog, Inc., Class A†	6,400	287,744
Triumph Group, Inc.#	31,182	2,289,071

		2,811,130

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.#	4,700	92,637

Agricultural Operations - 0.0%

Cadiz, Inc.†	14,400	97,056
MGP Ingredients, Inc.	13,100	54,234

		151,290

Airlines - 0.2%

Allegiant Travel Co.#	6,300	505,827

Apparel Manufacturers - 0.1%

Quiksilver, Inc.†#	62,200	388,750
Under Armour, Inc., Class A†#	500	24,640

		413,390

Applications Software - 1.1%

Actuate Corp.†	134,609	809,000
Bsquare Corp.†	13,900	41,005
Callidus Software, Inc.†	19,500	84,825
EPIQ Systems, Inc.	11,300	140,572
PDF Solutions, Inc.†#	11,300	175,602
Progress Software Corp.†	13,750	309,650
PTC, Inc.†	70,510	1,631,602
RealPage, Inc.†#	12,100	262,086
Tangoe, Inc.†#	12,100	165,407

		3,619,749

Audio/Video Products - 0.1%

VOXX International Corp.†	19,000	189,050

Auto Repair Centers - 0.2%

Monro Muffler Brake, Inc.#	14,325	530,741
TravelCenters of America LLC†	24,000	165,120

		695,861

Auto-Cars/Light Trucks - 0.0%

Tesla Motors, Inc.†#	1,200	41,796

Auto/Truck Parts & Equipment-Original - 1.9%

Accuride Corp.†	40,000	162,000
Dana Holding Corp.	108,848	1,821,027
Miller Industries, Inc.	10,000	159,200
SORL Auto Parts, Inc.†	15,300	54,774
Spartan Motors, Inc.	21,600	114,264
Strattec Security Corp.#	8,300	236,135
Titan International, Inc.#	86,470	1,825,382
TRW Automotive Holdings Corp.†	35,095	2,059,725

		6,432,507

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	6,700	52,930

Banks-Commercial - 7.2%

1st United Bancorp, Inc.	14,300	86,944
American National Bankshares, Inc.	5,900	119,357
American River Bankshares†	19,500	144,105
BancorpSouth, Inc.	3,000	45,900
Berkshire Bancorp, Inc.	6,500	52,520
Bridge Capital Holdings†	7,200	109,584
Capital Bank Financial Corp., Class A#	19,000	351,500
Capital City Bank Group, Inc.†	9,600	109,920
Citizens Holding Co.	4,500	84,825
CNB Financial Corp.	8,500	143,225
CVB Financial Corp.#	172,092	1,824,175
East West Bancorp, Inc.#	99,562	2,449,225
Enterprise Bancorp, Inc.	6,821	108,386
Enterprise Financial Services Corp.	10,000	139,800
Farmers Capital Bank Corp.†	7,900	131,535
First Bancorp, Inc.	7,165	124,170
First Horizon National Corp.#	47,900	509,177
FNB Corp.#	148,141	1,682,882
Glacier Bancorp, Inc.#	25,571	445,958
Heritage Commerce Corp.†	13,500	91,260
Heritage Financial Corp.	8,300	114,955
LNB Bancorp, Inc.	16,300	131,704
Merchants Bancshares, Inc.	4,600	132,664
Metro Bancorp, Inc.†	10,500	174,825
MetroCorp Bancshares, Inc.†	8,000	82,720
MidWestOne Financial Group, Inc.	5,400	124,092
Northrim BanCorp, Inc.	7,100	154,354
Ohio Valley Banc Corp.	6,400	120,000
Pacific Continental Corp.	13,000	138,190
Park Sterling Corp.†	25,200	143,136
Pinnacle Financial Partners, Inc.†#	5,400	117,234
Preferred Bank†	3,320	53,518
Prosperity Bancshares, Inc.#	10,300	475,242
Sierra Bancorp	9,400	119,004
Signature Bank†	10,500	779,835
Southwest Bancorp, Inc.†	13,500	175,365
Suffolk Bancorp†	9,100	128,128
Susquehanna Bancshares, Inc.	201,329	2,341,456
Synovus Financial Corp.#	53,800	136,652
TCF Financial Corp.#	19,100	262,434
Texas Capital Bancshares, Inc.†#	54,038	2,283,646
United Security Bancshares	19,727	75,357
Valley National Bancorp.#	23,572	236,427
Washington Banking Co.	8,500	116,790
Washington Trust Bancorp, Inc.#	7,100	187,724
Webster Financial Corp.#	82,085	1,807,512
West Bancorporation, Inc.	14,344	158,788
Westamerica Bancorporation#	7,400	327,450
Western Alliance Bancorp†	27,200	361,760
Wintrust Financial Corp.#	49,773	1,816,715
Zions Bancorporation#	76,700	1,851,538

		23,883,663

Banks-Fiduciary - 0.5%

Boston Private Financial Holdings, Inc.#	186,191	1,699,924

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	5,100	108,120

Batteries/Battery Systems - 0.7%

EnerSys, Inc.†	53,351	2,180,989

Beverages-Non-alcoholic - 0.0%

Primo Water Corp.†	21,600	22,032

Brewery - 0.0%

Craft Brew Alliance, Inc.†	18,800	124,268

Building & Construction Products-Misc. - 1.2%

Gibraltar Industries, Inc.†#	5,550	95,183
Louisiana-Pacific Corp.†#	34,400	721,368
Quanex Building Products Corp.#	19,900	396,209
Simpson Manufacturing Co., Inc.	4,400	128,040
Trex Co., Inc.†#	57,477	2,715,213

		4,056,013

Building & Construction-Misc. - 0.0%

Aegion Corp.†#	5,500	132,165

Building Products-Air & Heating - 0.3%

AAON, Inc.	100	2,406
American DG Energy, Inc.†	20,300	44,660
Comfort Systems USA, Inc.	3,000	37,440
Lennox International, Inc.	13,600	803,352

		887,858

Building Products-Cement - 0.8%

Eagle Materials, Inc.	37,119	2,387,123
Martin Marietta Materials, Inc.#	2,100	203,973

		2,591,096

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	18,400	126,776

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	16,100	153,272

Building-Maintance & Services - 0.5%

ABM Industries, Inc.#	70,318	1,596,219

Building-Mobile Home/Manufactured Housing - 0.6%

Thor Industries, Inc.#	56,100	2,108,799

Building-Residential/Commercial - 0.8%

Meritage Homes Corp.†	59,300	2,401,057
Standard Pacific Corp.†#	20,300	165,242

		2,566,299

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	15,000	150,900

Casino Services - 0.5%

Bally Technologies, Inc.†#	31,236	1,491,519

Chemicals-Diversified - 1.5%

Codexis, Inc.†	45,000	93,150
FMC Corp.#	35,802	2,157,428
Innophos Holdings, Inc.	38,154	1,863,060
Rockwood Holdings, Inc.	16,000	1,001,600

		5,115,238

Chemicals-Plastics - 0.9%

Landec Corp.†	18,600	204,786
PolyOne Corp.	127,947	2,915,912

		3,120,698

Chemicals-Specialty - 0.1%

KMG Chemicals, Inc.	7,800	154,128

Circuit Boards - 0.0%
UQM Technologies, Inc.†	57,300	42,975

Coal - 0.2%

Cloud Peak Energy, Inc.†#	21,100	361,654
James River Coal Co.†	43,200	114,480
Walter Energy, Inc.#	2,600	82,654
Westmoreland Coal Co.†#	19,700	206,850

		765,638

Commercial Services - 1.3%

Collectors Universe	7,200	79,704
HMS Holdings Corp.†#	19,300	559,507
Intersections, Inc.	12,500	131,125
Mac-Gray Corp.	10,700	132,894
Providence Service Corp.†	7,700	131,516
Quanta Services, Inc.†#	7,617	216,323
RPX Corp.†	1,700	20,145
Team, Inc.†#	69,160	3,033,357

		4,304,571

Commercial Services-Finance - 0.0%

Global Payments, Inc.#	1,200	57,852
Green Dot Corp., Class A†#	1,300	18,226
Xoom Corp.†#	3,100	65,906

		141,984

Communications Software - 0.0%

Digi International, Inc.†	13,300	131,138

Computer Data Security - 0.1%

Fortinet, Inc.†#	5,600	135,408
Qualys, Inc.†#	10,400	123,344

		258,752

Computer Services - 0.2%

Carbonite, Inc.†	15,000	147,300
Dynamics Research Corp.†	10,000	59,100
FleetMatics Group PLC†	6,100	144,875
LivePerson, Inc.†#	10,900	157,723

		508,998

Computer Software - 0.8%

SS&C Technologies Holdings, Inc.†#	109,137	2,762,257

Computers-Integrated Systems - 1.3%

3D Systems Corp.†#	25,900	957,264
Cray, Inc.†	21,100	408,285
Jack Henry & Associates, Inc.#	66,012	2,886,045
Radisys Corp.†	15,700	65,783

		4,317,377

Computers-Memory Devices - 0.1%

Datalink Corp.†	11,100	115,218
Dot Hill Systems Corp.†	87,300	113,490
Netlist, Inc.†	37,900	29,562

		258,270

Computers-Periphery Equipment - 0.2%

Immersion Corp.†	25,600	171,264
Synaptics, Inc.†#	11,000	382,360

		553,624

Consulting Services - 0.8%

Forrester Research, Inc.	6,000	164,760
Hackett Group, Inc.	27,900	129,177
Information Services Group, Inc.†	42,400	56,816
MAXIMUS, Inc.	29,828	2,170,882
PDI, Inc.†	9,800	71,540

		2,593,175

Consumer Products-Misc. - 0.2%

AT Cross Co., Class A†	13,000	158,730
Kid Brands, Inc.†	18,000	27,720
Tumi Holdings, Inc.†#	17,300	408,972

		595,422

Containers-Paper/Plastic - 0.8%

Graphic Packaging Holding Co.†	373,501	2,771,377

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.	3,421	14,608

Data Processing/Management - 0.2%

CommVault Systems, Inc.†#	4,900	362,355
Innodata, Inc.†	25,000	87,250
Official Payments Holdings, Inc.†	23,100	135,135

		584,740

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†#	11,500	478,515

Diagnostic Equipment - 0.0%

CardioNet, Inc.†	44,400	110,556

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.#	22,400	474,880

Diamonds/Precious Stones - 0.0%

Petra Diamonds, Ltd.†	35,600	64,592

Direct Marketing - 0.0%

ValueVision Media, Inc., Class A†	18,400	48,208

Disposable Medical Products - 0.1%

Rochester Medical Corp.†	10,900	160,884

Distribution/Wholesale - 0.9%

Beacon Roofing Supply, Inc.†#	71,966	2,655,545
Pool Corp.#	10,411	475,991

		3,131,536

Diversified Manufacturing Operations - 0.6%

AZZ, Inc.	11,400	509,124
Chase Corp.	7,100	133,764
Colfax Corp.†#	1,900	82,460
EnPro Industries, Inc.†#	11,100	516,483
Fabrinet†#	6,300	103,383
Koppers Holdings, Inc.	11,800	489,464
Lydall, Inc.†	7,000	105,420
Standex International Corp.	3,600	193,752

		2,133,850

Diversified Minerals - 0.1%

AMCOL International Corp.#	8,300	242,692

Diversified Operations - 0.1%

Horizon Pharma, Inc.†	27,700	58,447
Resource America, Inc., Class A	17,400	155,034

		213,481

E-Commerce/Products - 0.1%

1-800-FLOWERS.COM, Inc., Class A†	40,600	174,580

E-Commerce/Services - 0.2%

Angie’s List, Inc.†#	15,100	257,606
OpenTable, Inc.†#	4,800	266,880
Zillow, Inc., Class A†#	1,100	47,256

		571,742

E-Marketing/Info - 1.0%

Active Network, Inc.†#	12,000	56,280
ValueClick, Inc.†#	121,285	3,234,671

		3,290,951

E-Services/Consulting - 0.1%

Sapient Corp.†#	18,000	201,960

Electric Products-Misc. - 0.0%

Graham Corp.	5,800	135,082

Electric-Integrated - 0.7%

Cleco Corp.#	3,400	150,620
El Paso Electric Co.#	11,700	390,195
Empire District Electric Co.#	5,900	126,319
NorthWestern Corp.	5,000	194,900
OGE Energy Corp.#	8,900	515,399
PNM Resources, Inc.#	23,500	527,810
UNS Energy Corp.#	11,200	526,624

		2,431,867

Electronic Components-Misc. - 0.6%

Gentex Corp.#	6,500	121,875
Pulse Electronics Corp.†	30,400	11,795
Sanmina Corp.†	172,262	1,763,963

		1,897,633

Electronic Components-Semiconductors - 2.6%

AXT, Inc.†	29,500	84,075
Cavium, Inc.†#	12,700	468,884
Diodes, Inc.†#	24,250	483,303
Fairchild Semiconductor International, Inc.†#	147,745	2,106,844
GT Advanced Technologies, Inc.†#	24,200	69,212
Intersil Corp., Class A#	11,500	97,635
Kopin Corp.†#	17,100	55,062
Lattice Semiconductor Corp.†#	298,384	1,396,437
Mellanox Technologies, Ltd.†#	4,200	221,466
Mindspeed Technologies, Inc.†	2,902	12,914
PLX Technology, Inc.†	18,300	86,925
PMC - Sierra, Inc.†#	72,800	472,472
Rubicon Technology, Inc.†	11,000	56,760
Semtech Corp.†#	84,218	2,574,544
Silicon Laboratories, Inc.†	8,800	365,376
Supertex, Inc.#	5,600	126,504

		8,678,413

Electronic Design Automation - 0.8%

Cadence Design Systems, Inc.†#	190,653	2,699,646

Electronic Measurement Instruments - 0.4%

Analogic Corp.	3,800	281,922

CyberOptics Corp.†	18,900	122,661
ESCO Technologies, Inc.	12,800	519,168
Measurement Specialties, Inc.†#	2,300	83,536
National Instruments Corp.#	12,100	363,968
Orbotech, Ltd.†	9,100	87,360

		1,458,615

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	4,500	281,430

Electronics-Military - 0.1%

M/A-COM Technology Solutions Holdings, Inc.†#	9,700	157,140

Energy-Alternate Sources - 0.1%

Ascent Solar Technologies, Inc.†	33,000	21,450
Green Plains Renewable Energy, Inc.†	15,500	146,785
Ocean Power Technologies, Inc.†	17,900	35,263
REX American Resources Corp.†	4,600	106,260
Saratoga Resources, Inc.†	17,300	52,073
Solazyme, Inc.†#	10,800	94,284

		456,115

Engineering/R&D Services - 0.6%

Foster Wheeler AG†	81,639	1,964,234
VSE Corp.	3,700	84,767

		2,049,001

Enterprise Software/Service - 0.8%

American Software, Inc., Class A	11,600	94,656
Concur Technologies, Inc.†#	4,500	315,900
Guidewire Software, Inc.#	9,700	354,535
MicroStrategy, Inc., Class A†	14,179	1,444,557
Proofpoint, Inc.†	6,100	85,278
PROS Holdings, Inc.†#	10,900	284,054

		2,578,980

Environmental Monitoring & Detection - 0.2%

Mine Safety Appliances Co.#	13,400	627,790

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	2,200	112,178

Finance-Consumer Loans - 0.0%

Asta Funding, Inc.	13,200	126,984

Finance-Investment Banker/Broker - 1.0%

Diamond Hill Investment Group, Inc.	1,700	127,534
E*TRADE Financial Corp.†#	44,200	473,382
Evercore Partners, Inc., Class A	52,225	2,125,558
FBR & Co.†	9,750	172,185
Gleacher & Co., Inc.†	19,200	11,270
JMP Group, Inc.	16,300	96,985
Piper Jaffray Cos.†#	4,200	161,994
Stifel Financial Corp.†	1,907	65,877
SWS Group, Inc.†	21,300	136,533

		3,371,318

Finance-Leasing Companies - 0.1%

California First National Bancorp	6,000	92,280
Marlin Business Services Corp.	7,500	142,125

		234,405

Finance-Mortgage Loan/Banker - 0.1%

Arlington Asset Investment Corp., Class A	6,300	162,540

Finance-Other Services - 0.0%

Asset Acceptance Capital Corp.†	26,100	137,547

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	28,377	529,799
MGIC Investment Corp.†#	14,800	44,104
Radian Group, Inc.#	28,400	250,204

		824,107

Food-Baking - 0.1%
Flowers Foods, Inc.#	9,600	270,528

Food-Canned - 0.7%
Seneca Foods Corp., Class B†	200	5,614
TreeHouse Foods, Inc.†	41,415	2,418,222

		2,423,836

Food-Misc./Diversified - 0.2%

Annie’s, Inc.†	400	16,784
Inventure Foods, Inc.†	17,900	132,102
John B. Sanfilippo & Son, Inc.	12,100	230,626
Overhill Farms, Inc.†	18,500	75,850
Senomyx, Inc.†#	47,700	114,957

		570,319

Food-Retail - 0.2%

Fresh Market, Inc.†#	11,800	550,116

Food-Wholesale/Distribution - 0.5%

United Natural Foods, Inc.†#	33,094	1,675,218

Footwear & Related Apparel - 0.0%

R.G. Barry Corp.	9,700	119,698

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.	43,334	100,968
Isle of Capri Casinos, Inc.†	23,400	155,142
Lakes Entertainment, Inc.†	30,400	91,808

		347,918

Garden Products - 0.2%

Toro Co.	10,900	491,590

Gas-Distribution - 0.9%

Chesapeake Utilities Corp.#	1,700	81,651
Delta Natural Gas Co., Inc.	3,800	74,252
Southwest Gas Corp.	12,000	543,600
UGI Corp.#	64,831	2,322,246

		3,021,749

Gold Mining - 0.3%

Allied Nevada Gold Corp.†#	13,562	248,185
Detour Gold Corp.†	16,333	318,979
Franco-Nevada Corp.	8,900	430,479
Vista Gold Corp.†	24,300	44,955

		1,042,598

Healthcare Safety Devices - 0.0%

Alpha PRO Tech, Ltd.†	30,000	48,600

Heart Monitors - 0.1%

HeartWare International, Inc.†	2,500	213,550

Home Furnishings - 0.7%

American Woodmark Corp.†#	2,200	70,620
Ethan Allen Interiors, Inc.	2,700	75,438
Hooker Furniture Corp.	9,100	136,591
La-Z-Boy, Inc.#	120,547	2,208,421

		2,491,070

Hotel/Motels - 0.0%

Morgans Hotel Group Co.†	19,000	93,290

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	86,960

Human Resources - 0.2%

Cross Country Healthcare, Inc.†	20,000	114,000
CTPartners Executive Search, Inc.†#	3,400	12,750
Hudson Global, Inc.†	23,600	86,848
Kforce, Inc.	19,700	286,438
Korn/Ferry International†	8,000	148,080

		648,116

Independent Power Producers - 0.1%

NRG Energy, Inc.	16,228	389,472
Synthesis Energy Systems, Inc.†	4,300	4,601

		394,073

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	50,540
Iteris, Inc.†	76,210	133,368

		183,908

Industrial Automated/Robotic - 0.1%

Adept Technology, Inc.†	23,000	68,540
Hurco Cos., Inc.†	5,000	140,600

		209,140

Instruments-Controls - 0.9%

Watts Water Technologies, Inc., Class A#	62,884	2,951,775
Woodward, Inc.	5,300	198,379

		3,150,154

Insurance Brokers - 0.7%

Arthur J. Gallagher & Co.	56,746	2,183,586
Brown & Brown, Inc.	4,900	147,000

		2,330,586

Insurance-Life/Health - 0.0%

Independence Holding Co.	10,460	99,265

Insurance-Multi-line - 0.8%

American Financial Group, Inc.	47,798	2,101,200
Fortegra Financial Corp.†#	23,300	210,865
Kemper Corp.#	6,600	208,824

		2,520,889

Insurance-Property/Casualty - 2.1%

Enstar Group, Ltd.†	700	87,738
Hallmark Financial Services, Inc.†	13,000	117,780
HCC Insurance Holdings, Inc.	11,800	472,000
Infinity Property & Casualty Corp.#	12,200	685,518
Markel Corp.†#	4,893	2,365,521
RLI Corp.#	4,800	330,912
Selective Insurance Group, Inc.#	25,000	556,000
State Auto Financial Corp.#	5,750	96,600
Universal Insurance Holdings, Inc.	28,300	124,237
WR Berkley Corp.#	50,455	2,093,882

		6,930,188

Internet Application Software - 0.1%

Lionbridge Technologies, Inc.†	36,800	140,576
Splunk, Inc.	6,100	220,393

		360,969

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	21,200	146,704

Internet Content-Entertainment - 0.1%

Pandora Media, Inc.†#	15,000	183,000

Internet Content-Information/News - 0.1%

Bankrate, Inc.†#	20,000	225,000
TheStreet, Inc.	48,200	89,170

		314,170

Internet Infrastructure Software - 0.1%

support.com, Inc.†	31,500	122,850
TeleCommunication Systems, Inc., Class A†	28,000	64,680
Unwired Planet, Inc.†	75,400	151,554

		339,084

Internet Security - 0.2%

iPass, Inc.†	49,900	100,299
Sourcefire, Inc.†#	4,800	257,424
Zix Corp.	41,500	156,040

		513,763

Investment Companies - 0.1%

Gladstone Capital Corp.	12,000	109,200
KCAP Financial, Inc.	16,700	169,672
NGP Capital Resources Co.	13,000	91,780

		370,652

Investment Management/Advisor Services - 1.1%

Affiliated Managers Group, Inc.†#	14,102	2,062,135
Cohen & Steers, Inc.#	10,400	342,888
Financial Engines, Inc.#	18,000	588,240
Manning & Napier, Inc.	8,400	125,496
National Financial Partners Corp.†#	7,200	141,552
Pzena Investment Management, Inc., Class A#	3,700	23,273
Waddell & Reed Financial, Inc., Class A#	9,500	389,690

		3,673,274

Lasers-System/Components - 1.5%

Cymer, Inc.†#	32,509	3,214,490
Electro Scientific Industries, Inc.	115,299	1,269,442
Newport Corp.†	9,000	147,150
Rofin-Sinar Technologies, Inc.†#	9,800	260,386

		4,891,468

Leisure Products - 0.5%

Brunswick Corp.#	42,600	1,552,344
Johnson Outdoors, Inc., Class A†	3,400	77,792

Marine Products Corp.	23,100	155,232

		1,785,368

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.#	18,000	1,226,340

Machine Tools & Related Products - 0.0%

Hardinge, Inc.	11,000	143,880

Machinery-Construction & Mining - 0.0%

Terex Corp.#	2,400	78,744

Machinery-General Industrial - 1.5%

Albany International Corp., Class A	13,300	379,848
Flow International Corp.†	35,000	129,850
Gardner Denver, Inc.	31,286	2,220,993
IDEX Corp.	43,278	2,204,149

		4,934,840

Machinery-Material Handling - 0.1%

Cascade Corp.	4,100	263,425

Machinery-Pumps - 0.2%

Graco, Inc.	10,000	581,000

Medical Instruments - 0.3%

Bruker Corp.†#	16,100	282,394
Cardiovascular Systems, Inc.†	12,200	192,882
CryoLife, Inc.	17,000	104,210
Edwards Lifesciences Corp.†	1,200	103,116
Integra LifeSciences Holdings Corp.†	1,100	44,814
TranS1, Inc.†	40,300	88,257
Vascular Solutions, Inc.†	7,500	113,850

		929,523

Medical Laser Systems - 0.1%

LCA-Vision, Inc.†	18,900	54,621
Palomar Medical Technologies, Inc.†	11,000	121,440

		176,061

Medical Products - 2.2%

Accuray, Inc.†#	1,037	4,428
Cardica, Inc.†	33,400	38,744
Chindex International, Inc.†	7,100	77,745
Cooper Cos., Inc.	4,900	519,694
Haemonetics Corp.†#	50,015	2,063,119
Span-America Medical Systems, Inc.	3,100	59,551
Teleflex, Inc.#	24,827	1,985,167
Tornier NV†	1,600	27,808
Wright Medical Group, Inc.†	110,322	2,564,986

		7,341,242

Medical Sterilization Products - 0.1%

STERIS Corp.#	8,400	327,600

Medical-Biomedical/Gene - 3.4%

AMAG Pharmaceuticals, Inc.†#	4,700	77,785
Astex Pharmaceuticals†	59,400	193,644
Bio-Rad Laboratories, Inc., Class A†	15,943	1,964,178
Biota Pharmaceuticals, Inc.	4,250	16,958
Charles River Laboratories International, Inc.†	44,618	1,817,737
Cubist Pharmaceuticals, Inc.†#	51,068	2,166,815
Enzo Biochem, Inc.†	33,500	100,500
Exelixis, Inc.†#	24,400	111,264
Geron Corp.†	77,000	112,420
GTx, Inc.†	37,700	171,535
Harvard Bioscience, Inc.†	30,000	172,500
Incyte Corp., Ltd.†#	32,400	719,280
Maxygen, Inc.	18,100	44,164
Medicines Co.†#	80,162	2,549,953
Pacific Biosciences of California, Inc.†	55,100	126,730
Regeneron Pharmaceuticals, Inc.†#	2,700	450,900
Repligen Corp.†	17,000	105,910
Seattle Genetics, Inc.†#	5,900	166,026
Transcept Pharmaceuticals, Inc.†	13,000	75,400
XOMA Corp.†	46,000	124,660

		11,268,359

Medical-Drugs - 1.5%

Acadia Pharmaceuticals, Inc.†	16,300	98,941
Achillion Pharmaceuticals, Inc.†	7,600	61,560
Alimera Sciences, Inc.†	25,025	75,075
Alkermes PLC†	16,000	347,360
Auxilium Pharmaceuticals, Inc.†	67,861	1,157,030
BioSpecifics Technologies Corp.†	5,200	81,640
Cumberland Pharmaceuticals, Inc.†	12,800	56,064
Cytori Therapeutics, Inc.†	17,000	43,350
Endo Health Solutions, Inc.†	49,881	1,546,311
Furiex Pharmaceuticals, Inc.†	6,000	222,360
Idenix Pharmaceuticals, Inc.†#	18,800	79,148
Optimer Pharmaceuticals, Inc.†#	5,100	61,812
Pacira Pharmaceuticals, Inc.†#	17,200	375,992
Pain Therapeutics, Inc.	40,000	117,200
Pozen, Inc.†	15,600	96,564
Rigel Pharmaceuticals, Inc.†	14,900	100,128
SIGA Technologies, Inc.†	19,900	85,172
Vanda Pharmaceuticals, Inc.†	16,600	62,416
XenoPort, Inc.†#	20,300	155,092
Zalicus, Inc.	101,600	66,243

		4,889,458

Medical-HMO - 0.2%

Centene Corp.†#	6,100	274,622
WellCare Health Plans, Inc.†	8,800	503,272

		777,894

Medical-Hospitals - 0.9%

Acadia Healthcare Co., Inc.†#	11,600	315,752
LifePoint Hospitals, Inc.†	8,700	383,583
Universal Health Services, Inc., Class B	36,632	2,120,627
Vanguard Health Systems, Inc.†	21,100	313,757

		3,133,719

Medical-Outpatient/Home Medical - 0.6%

Amsurg Corp.†	67,960	2,052,392

Metal Processors & Fabrication - 1.0%

Ampco-Pittsburgh Corp.	6,500	121,615
Dynamic Materials Corp.	8,100	136,890
Haynes International, Inc.#	38,572	1,986,458
NN, Inc.†	14,900	129,034
RBC Bearings, Inc.†	10,500	523,320
Rexnord Corp.#	11,200	228,144
Sun Hydraulics Corp.#	7,500	209,175

		3,334,636

Metal-Diversified - 0.0%

Luxfer Holdings PLC ADR	8,500	111,010

Miscellaneous Manufacturing - 0.9%

John Bean Technologies Corp.	11,500	211,945
Trimas Corp.†#	95,600	2,742,764

		2,954,709

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	36,000	101,880

Multimedia - 0.1%

Entravision Communications Corp., Class A	58,800	117,600
Media General, Inc., Class A†	13,200	64,548
Meredith Corp.#	6,600	277,332

		459,480

Networking Products - 0.1%

Acme Packet, Inc.†	9,100	265,538
NeoPhotonics Corp.†	22,000	110,440

		375,978

Non-Hazardous Waste Disposal - 0.8%

Casella Waste Systems, Inc., Class A†	15,900	74,412
Waste Connections, Inc.#	79,429	2,717,266

		2,791,678

Office Furnishings-Original - 0.9%

Interface, Inc.#	150,356	2,753,018
Knoll, Inc.#	21,200	360,824

		3,113,842

Oil Companies-Exploration & Production - 2.1%

Approach Resources, Inc.†#	5,000	123,750
Bill Barrett Corp.†#	19,800	357,390
Callon Petroleum Co.†	13,100	70,609
Clayton Williams Energy, Inc.†	5,600	222,320
Contango Oil & Gas Co.#	7,700	298,452
Crimson Exploration, Inc.†	33,200	107,236
Diamondback Energy, Inc.	100	2,271
Double Eagle Petroleum Co.†	11,000	51,810
Emerald Oil, Inc.†	21,500	148,350
Energen Corp.	33,053	1,528,371
Evolution Petroleum Corp.†	10,600	108,650
FieldPoint Petroleum Corp.†	31,900	129,833
Forest Oil Corp.†#	10,200	59,160
GeoMet, Inc.†	26,800	4,824
Goodrich Petroleum Corp.†#	16,200	208,818
Lone Pine Resources, Inc.†#	6,247	6,434
Matador Resources Co.†	20,500	160,105
Miller Energy Resources, Inc.†	23,400	91,728
Oasis Petroleum, Inc.†	25,800	946,860
PostRock Energy Corp.†	24,600	50,922
Rosetta Resources, Inc.†	42,073	2,048,114
Swift Energy Co.†#	15,100	204,152
Warren Resources, Inc.†	34,500	90,390

		7,020,549

Oil Field Machinery & Equipment - 1.3%

Bolt Technology Corp.	12,800	199,680
Dresser-Rand Group, Inc.†	34,348	2,117,898
Forum Energy Technologies, Inc.	8,600	229,448
Gulf Island Fabrication, Inc.#	9,600	228,576
Lufkin Industries, Inc.#	20,330	1,316,977
Mitcham Industries, Inc.†	6,900	105,915
Natural Gas Services Group, Inc.†	7,400	129,204

		4,327,698

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	214	8,519

Oil-Field Services - 3.0%

C&J Energy Services, Inc.†#	12,200	295,240
Cal Dive International, Inc.†	66,800	120,908
Forbes Energy Services, Ltd.†	17,200	53,320
Helix Energy Solutions Group, Inc.†	102,446	2,398,261
Key Energy Services, Inc.†#	21,800	187,044
Oceaneering International, Inc.	37,120	2,360,461
Oil States International, Inc.†#	24,437	1,860,877
SEACOR Holdings, Inc.	3,700	257,076
Superior Energy Services, Inc.†	4,677	123,707
Targa Resources Corp.	35,890	2,189,290

		9,846,184

Optical Recognition Equipment - 0.0%

Digimarc Corp.	3,100	69,223

Paper & Related Products - 0.6%

Schweitzer-Mauduit International, Inc.	53,924	1,987,099
Xerium Technologies, Inc.†	15,000	76,350

		2,063,449

Patient Monitoring Equipment - 0.0%

Masimo Corp.#	1,000	19,850

Pharmacy Services - 0.1%

Catamaran Corp.†#	8,268	444,074

Physicians Practice Management - 0.5%

Healthways, Inc.†#	5,700	73,245
IPC The Hospitalist Co., Inc.†#	38,475	1,604,408

		1,677,653

Pollution Control - 0.1%

CECO Environmental Corp.	12,700	137,160
Met-Pro Corp.	11,500	113,390

		250,550

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†	21,200	382,448
Power-One, Inc.†#	24,800	105,648
PowerSecure International, Inc.†	12,700	107,315

		595,411

Printing-Commercial - 0.1%

ARC Document Solutions, Inc.†	17,300	38,925
Consolidated Graphics, Inc.†	2,500	96,500
Multi-Color Corp.#	10,950	264,224

		399,649

Professional Sports - 0.1%

Madison Square Garden, Co., Class A†	6,000	335,520

Publishing-Books - 0.1%
Courier Corp.	7,700	96,635
Scholastic Corp.#	7,249	218,195

		314,830

Publishing-Newspapers - 0.1%
AH Belo Corp., Class A	18,221	91,652
Dolan Co.†	21,200	61,692
Lee Enterprises, Inc.†	86,500	103,800

		257,144

Quarrying - 0.5%

Compass Minerals International, Inc.#	23,808	1,755,126

Radio - 0.0%
Emmis Communications Corp., Class A†	40,500	65,205
Salem Communications Corp., Class A	10,000	62,800

		128,005

Real Estate Investment Trusts - 4.3%
Acadia Realty Trust#	7,200	193,824
CBL & Associates Properties, Inc.	26,500	602,610
Chesapeake Lodging Trust	17,100	368,163
Colony Financial, Inc.	6,900	152,835
Cousins Properties, Inc.#	19,635	190,852
DCT Industrial Trust, Inc.#	343,500	2,493,810
DiamondRock Hospitality Co.	62,608	559,715
Douglas Emmett, Inc.#	80,400	1,970,604
EastGroup Properties, Inc.	10,700	607,867
Equity One, Inc.#	15,000	352,650
First Potomac Realty Trust#	10,900	154,017
Kilroy Realty Corp.#	7,700	406,252
LaSalle Hotel Properties	90,840	2,306,428
Lexington Realty Trust	192,500	2,206,050
Mid-America Apartment Communities, Inc.#	15,400	1,069,376
Pebblebrook Hotel Trust	6,100	145,851
PS Business Parks, Inc.	3,600	266,364
Starwood Property Trust, Inc.	5,000	139,750

		14,187,018

Real Estate Management/Services - 0.7%
Jones Lang LaSalle, Inc.	24,298	2,348,159

Real Estate Operations & Development - 0.1%
Alexander & Baldwin, Inc.	600	21,138
AV Homes, Inc.†	11,400	171,228
Consolidated-Tomoka Land Co.	3,100	105,555

		297,921

Recycling - 0.0%
Metalico, Inc.†	31,700	51,988

Rental Auto/Equipment - 0.2%
Electro Rent Corp.#	6,300	101,934
H&E Equipment Services, Inc.	21,900	426,174

		528,108

Research & Development - 0.1%
Albany Molecular Research, Inc.†	21,500	173,720

Retail-Apparel/Shoe - 1.7%
American Eagle Outfitters, Inc.	9,900	204,732
ANN, Inc.†#	21,650	612,478
bebe stores, Inc.#	198,710	786,892
Chico’s FAS, Inc.	17,100	290,358
Christopher & Banks Corp.†	33,300	201,465
dELiA*s, Inc.†	39,400	40,582
Destination XL Group, Inc.†	39,600	179,784
Express, Inc.†	17,100	316,350
Francesca’s Holdings Corp.†#	14,300	363,935
Pacific Sunwear of California, Inc.†	72,200	153,064
PVH Corp.	17,454	2,126,770
rue21, Inc.†#	10,000	270,000
Vera Bradley, Inc.†#	1,500	37,800

		5,584,210

Retail-Appliances - 0.0%

hhgregg, Inc.†#	5,400	50,544

Retail-Automobile - 0.6%

Penske Automotive Group, Inc.#	67,056	1,995,587

Retail-Convenience Store - 0.0%

Pantry, Inc.†#	8,500	105,740

Retail-Discount - 0.2%

Citi Trends, Inc.†	7,300	75,117
HSN, Inc.#	10,800	577,800

		652,917

Retail-Home Furnishings - 0.8%
Kirkland’s, Inc.†	9,700	112,908
Pier 1 Imports, Inc.#	112,142	2,519,831

		2,632,739

Retail-Jewelry - 0.0%
Zale Corp.†	17,900	70,347

Retail-Leisure Products - 0.1%
MarineMax, Inc.†	20,500	265,475
West Marine, Inc.†	7,632	95,476

		360,951

Retail-Misc./Diversified - 0.1%
Five Below, Inc.†	7,200	286,560
Gaiam, Inc. Class A	17,400	63,336

		349,896

Retail-Regional Department Stores - 0.0%
Stage Stores, Inc.	5,100	125,919

Retail-Restaurants - 2.0%
BJ’s Restaurants, Inc.†#	11,700	360,243
Brinker International, Inc.#	14,300	477,334
Carrols Restaurant Group, Inc.†	15,000	79,800
Cheesecake Factory, Inc.#	11,400	394,896
DineEquity, Inc.#	28,322	1,979,425
Famous Dave’s Of America, Inc.†	10,500	103,320
Frisch’s Restaurants, Inc.	1,864	35,453
Jack in the Box, Inc.†	23,400	740,844
Jamba, Inc.†	2,600	7,280
Papa John’s International, Inc.†	34,729	1,806,255
Red Robin Gourmet Burgers, Inc.†#	7,800	334,464
Sonic Corp.†#	31,262	352,948

		6,672,262

Retail-Sporting Goods - 0.3%
Hibbett Sports, Inc.†#	9,200	486,128
Zumiez, Inc.†#	16,300	373,270

		859,398

Retail-Toy Stores - 0.0%
Build-A-Bear Workshop, Inc.†	16,500	82,170

Retail-Vitamins & Nutrition Supplements - 0.6%
GNC Holdings, Inc., Class A	49,086	2,012,526

Retirement/Aged Care - 0.0%
Five Star Quality Care, Inc.†	24,000	152,160

Rubber/Plastic Products - 0.0%
Proto Labs, Inc.†	2,000	92,980

Savings & Loans/Thrifts - 0.8%
Bank Mutual Corp.	26,600	152,152
BankFinancial Corp.	9,938	79,305
BankUnited, Inc.	16,300	462,268
Capitol Federal Financial, Inc.	42,240	499,699
ESSA Bancorp, Inc.	9,000	99,450
First Defiance Financial Corp.	5,800	130,616
First Pactrust Bancorp, Inc.	10,000	102,700
Fox Chase Bancorp, Inc.	5,000	83,600
Hampden Bancorp, Inc.	7,500	118,650
Home Bancorp, Inc.†	6,600	121,704
Louisiana Bancorp, Inc.†	5,700	96,615
Naugatuck Valley Financial Corp.	9,500	66,215
Pacific Premier Bancorp, Inc.†	12,600	150,822
Territorial Bancorp, Inc.	4,000	93,280
United Community Financial Corp.†	25,000	84,000
United Financial Bancorp, Inc.	8,687	129,871
Waterstone Financial, Inc.†	15,100	115,515
Westfield Financial, Inc.	16,000	124,640

		2,711,102

Schools - 0.0%
Learning Tree International, Inc.†	14,700	55,713

Seismic Data Collection - 0.2%
Dawson Geophysical Co.†	5,100	157,590
Global Geophysical Services, Inc.†	30,000	70,200
ION Geophysical Corp.†#	25,700	170,648
TGC Industries, Inc.	19,110	182,883

		581,321

Semiconductor Components-Integrated Circuits - 0.6%
Hittite Microwave Corp.†#	22,853	1,481,331
Pericom Semiconductor Corp.†	14,100	98,982
Sigma Designs, Inc.†	23,500	109,275
TriQuint Semiconductor, Inc.†#	30,200	141,940

		1,831,528

Semiconductor Equipment - 0.6%
Amtech Systems, Inc.†	6,100	24,339
Mattson Technology, Inc.†	34,500	42,435
Ultra Clean Holdings, Inc.†	14,700	86,730
Veeco Instruments, Inc.†#	54,221	1,730,192

		1,883,696

Steel Pipe & Tube - 1.1%
Furmanite Corp.†	23,700	141,489
Valmont Industries, Inc.	22,796	3,591,510

		3,732,999

Steel-Producers - 0.1%
AK Steel Holding Corp.#	20,400	76,500
Schnitzer Steel Industries, Inc., Class A#	12,100	346,181

		422,681

Telecom Equipment-Fiber Optics - 0.8%
Finisar Corp.†#	36,274	531,414
Harmonic, Inc.†	12,100	68,849
JDS Uniphase Corp.†#	141,702	2,006,501
KVH Industries, Inc.†	14,357	191,235

		2,797,999

Telecom Services - 0.3%
Alteva, Inc.	8,100	88,695
Aviat Networks, Inc.†	46,800	166,608
Otelco, Inc. IDS(3)	10,100	14,140
Premiere Global Services, Inc.†#	19,400	206,998
tw telecom, Inc.†	16,800	425,376
UniTek Global Services, Inc.†	700	2,464

		904,281

Telecommunication Equipment - 0.9%
ADTRAN, Inc.#	26,600	594,244
Arris Group, Inc.†	133,234	2,311,610
Aware, Inc.	14,500	72,500
Westell Technologies, Inc.† Class A	41,700	75,894

		3,054,248

Telephone-Integrated - 0.1%
HickoryTech Corp.	9,800	92,022
IDT Corp., Class B	11,900	120,309

		212,331

Television - 0.1%
Gray Television, Inc.†	57,100	238,107
LIN TV Corp., Class A†	16,100	183,057

		421,164

Textile-Apparel - 0.0%
Cherokee, Inc.	6,400	89,408

Textile-Products - 0.1%
Culp, Inc.	12,300	193,233

Therapeutics - 0.3%
Anika Therapeutics, Inc.†	8,000	99,600
AVANIR Pharmaceuticals, Inc., Class A†#	45,800	125,034
BioMarin Pharmaceutical, Inc.†#	6,900	399,993
Isis Pharmaceuticals, Inc.†#	9,500	139,650
Onyx Pharmaceuticals, Inc.†#	2,400	180,744
Theragenics Corp.†	12,015	19,584
Theravance, Inc.†#	3,300	66,957

		1,031,562

Transactional Software - 0.1%
Bottomline Technologies de, Inc.†#	15,300	415,089

Transport-Services - 0.5%
Horizon North Logistics, Inc.	6,600	37,504
Pacer International, Inc.†	30,000	124,500
UTi Worldwide, Inc.#	101,643	1,548,023

		1,710,027

Transport-Truck - 1.6%
Arkansas Best Corp.	14,000	161,560
Celadon Group, Inc.	12,300	245,139
Covenant Transportation Group, Inc., Class A†	14,200	84,490
Heartland Express, Inc.#	1,465	19,880
Knight Transportation, Inc.#	29,775	466,276
Landstar System, Inc.#	38,709	2,178,930
Old Dominion Freight Line, Inc.†	64,424	2,316,043

		5,472,318

Virtual Reality Products - 0.1%
RealD, Inc.†#	16,600	193,224

Vitamins & Nutrition Products - 0.1%
Nutraceutical International Corp.	8,200	134,398
Omega Protein Corp.†	9,000	74,520

		208,918

Water - 0.0%
York Water Co.	7,000	129,220

Wire & Cable Products - 1.0%
Belden, Inc.	53,133	2,675,778
Coleman Cable, Inc.	12,600	124,866
Encore Wire Corp.	2,700	88,263
General Cable Corp.†#	12,000	395,280

		3,284,187

Wireless Equipment - 0.4%
Aruba Networks, Inc.†#	24,200	603,064
Globecomm Systems, Inc.†	7,300	88,622
ID Systems, Inc.†	22,000	138,820
RF Micro Devices, Inc.†#	21,300	98,193
SBA Communications Corp., Class A†	900	64,008
Telular Corp.	12,000	119,520
Tessco Technologies, Inc.	5,900	134,343

		1,246,570

Wound, Burn & Skin Care - 0.1%
Obagi Medical Products, Inc.†	11,900	160,412

Total Common Stock (cost $255,737,529)		328,127,786

CONVERTIBLE PREFERRED STOCK - 0.2%
Banks-Commercial - 0.1%
Synovus Financial Corp. 8.25%	8,100	183,708

Computers-Integrated Systems - 0.1%
Apptio Inc. Series D(1)(4)(5)	5,641	101,069
Silver Spring Networks, Inc. Series E 8.00%(1)(5)(8)	11,300	96,050

		197,119

E-Commerce/Services - 0.0%
Coupons.com., Inc.(1)(4)(5)	16,166	44,255

Oil Companies-Exploration & Production - 0.0%
GeoMet, Inc. Series A 8.00%(2)	3,595	22,828

Total CONVERTIBLE PREFERRED STOCK (cost $538,073)		447,910

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%
FieldPoint Petroleum Corp. Expires 03/23/2018 (Strike price $4.00) (cost $19,492)	31,900	26,005

CONVERTIBLE BONDS & NOTES - 0.0%
Machinery-Construction & Mining - 0.0%
Terex Corp. 4.00% due 06/01/2015 (cost $36,000)	36,000	75,532

Total Long-Term Investment Securities (cost $256,331,094)		328,677,233

SHORT-TERM INVESTMENT SECURITIES - 17.7%
Registered Investment Companies - 16.5%
State Street Navigator Securities Lending Prime Portfolio(7)	53,051,657	53,051,657
T. Rowe Price Reserve Investment Fund	1,961,777	1,961,777

		55,013,434

Time Deposits - 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013	$4,017,000	4,017,000

Total Short-Term Investment Securities (cost $59,030,434)		59,030,434

TOTAL INVESTMENTS (cost $315,361,528)(6)	116.1%	387,707,667
Liabilities in excess of other assets	(16.1)	(53,657,002)

NET ASSETS	100.0%	$334,050,665

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2013, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	Value as a % of Net Assets
Apptio, Inc Series D
Convertible Preferred Stock	03/09/12	5,641	$101,069	$101,069	$17.92	0.03%
Coupons.com, Inc.
Convertible Preferred Stock	06/01/11	8,083	88,806
	08/18/11	8,083	—

		16,166	88,806	44,255	2.74	0.01%

Silver Spring Networks, Inc
Series E 8.00%
Convertible Preferred Stock	12/11/09	11,300	113,000	96,050	8.50	0.03%

				$241,374		0.07%

(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2013.
(3)	Consists of more than one type of security traded together as a unit.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $241,374 representing 0.1% of net assets.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	At February 28, 2013, the Fund had loaned securities with a total value of $51,792,456. This was secured by collateral of $53,051,657 which was received in cash and subsequently invested in short-term investments currently valued at $53,051,657 as reported in the portfolio of investments. Additional collateral of $25 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.25% to 4.50%	11/15/2014 to 05/15/2038	$25

(8)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

ADR -	American Depository Receipt
IDS -	Income Deposit Security

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$23,883,663	$—	$—	$23,883,663
Other Industries*	304,244,123	—	—	304,244,123
Convertible Preferred Stock:
Computers-Integrated Systems	—	96,050	101,069	197,119
E-Commerce/Services	—	—	44,255	44,255
Other Industries*	206,536	—	—	206,536
Warrants	26,005	—	—	26,005
Convertible Bonds & Notes	—	75,532	—	75,532
Short-Term Investment Securities:
Registered Investment Companies	55,013,434	—	—	55,013,434
Time Deposits	—	4,017,000	—	4,017,000

Total	$383,373,761	$4,188,582	$145,324	$387,707,667

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Advanced Materials - 0.2%

Hexcel Corp.†	69,459	$1,892,758
STR Holdings, Inc.†	21,106	42,212

		1,934,970

Advertising Agencies - 0.0%

MDC Partners, Inc., Class A	17,852	245,465

Advertising Services - 0.0%

Marchex, Inc., Class B	15,805	59,743
Millennial Media, Inc.†#	7,960	74,585

		134,328

Aerospace/Defense - 0.5%

Aerovironment, Inc.†	12,089	267,409
Cubic Corp.	11,096	463,147
Esterline Technologies Corp.†	21,381	1,473,792
Kratos Defense & Security Solutions, Inc.†#	27,984	118,372
National Presto Industries, Inc.	3,355	254,947
Teledyne Technologies, Inc.†	25,638	1,886,444

		4,464,111

Aerospace/Defense-Equipment - 0.8%

AAR Corp.	28,103	493,770
Astronics Corp.†	8,424	232,081
CPI Aerostructures, Inc.†	4,629	41,198
Curtiss-Wright Corp.	32,726	1,135,920
GenCorp, Inc.†#	41,644	501,810
HEICO Corp.#	36,745	1,595,101
Kaman Corp.	18,406	642,369
LMI Aerospace, Inc.†	6,281	139,124
Moog, Inc., Class A†	31,567	1,419,252
Orbital Sciences Corp.†	41,146	608,138
SIFCO Industries, Inc.	1,752	28,102

		6,836,865

Agricultural Biotech - 0.0%

Ceres, Inc.†#	4,162	16,690

Agricultural Chemicals - 0.0%

Rentech, Inc.	159,331	434,974

Agricultural Operations - 0.1%

Alico, Inc.#	2,450	104,982
Andersons, Inc.	12,974	636,764
Cadiz, Inc.†#	9,057	61,044
Griffin Land & Nurseries, Inc.	1,955	57,047
Limoneira Co.	5,775	113,825
Tejon Ranch Co.†	9,199	269,531

		1,243,193

Airlines - 0.8%

Alaska Air Group, Inc.†	49,594	2,556,571
Allegiant Travel Co.	10,428	837,264
Hawaiian Holdings, Inc.†#	35,621	201,615
JetBlue Airways Corp.†#	163,006	987,816
Republic Airways Holdings, Inc.†	33,784	317,908
SkyWest, Inc.	35,536	497,504
Spirit Airlines, Inc.†	29,017	587,594
US Airways Group, Inc.†	113,231	1,520,692

		7,506,964

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.†	39,709	677,435
Darling International, Inc.†	82,039	1,369,231

		2,046,666

Apparel Manufacturers - 0.4%

Columbia Sportswear Co.#	8,551	474,837
Delta Apparel, Inc.†	4,921	80,655
G-III Apparel Group, Ltd.†	11,576	422,524
Jones Group, Inc.#	57,276	660,965
Maidenform Brands, Inc.†	16,418	315,061
Oxford Industries, Inc.	9,773	475,066
Quiksilver, Inc.†#	91,059	569,119
True Religion Apparel, Inc.	17,990	480,153

		3,478,380

Applications Software - 0.8%

Actuate Corp.†	34,377	206,606
Callidus Software, Inc.†	24,174	105,157
Demandware, Inc.†	4,561	120,638
Ebix, Inc.#	19,716	316,048
EPIQ Systems, Inc.	21,992	273,581
Geeknet, Inc.†	3,117	49,903
Imperva, Inc.†#	6,786	247,689
inContact, Inc.†#	26,072	177,029
Infoblox, Inc.†	5,416	114,223
PDF Solutions, Inc.†	16,830	261,538
Progress Software Corp.†	43,839	987,254
PTC, Inc.†	83,409	1,930,084
RealPage, Inc.†#	24,995	541,392
Tangoe, Inc.†	20,800	284,336
Verint Systems, Inc.†	35,037	1,197,214

		6,812,692

Athletic Equipment - 0.0%

Black Diamond, Inc.†#	14,641	116,835

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†#	18,426	86,786

Auction Houses/Art Dealers - 0.2%

Premier Exhibitions, Inc.†	17,930	41,239
Sotheby’s	47,253	1,806,482

		1,847,721

Audio/Video Products - 0.2%

DTS, Inc.†	12,755	253,824
Skullcandy, Inc.†	11,287	68,851
TiVo, Inc.†	86,979	1,077,670
Universal Electronics, Inc.†	10,416	203,529
VOXX International Corp.†	12,717	126,534

		1,730,408

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.#	21,552	798,502

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	47,659	454,667

Auto/Truck Parts & Equipment-Original - 0.7%

Accuride Corp.†#	33,012	133,699
American Axle & Manufacturing Holdings, Inc.†#	46,514	588,402

Dana Holding Corp.	103,015	1,723,441
Federal-Mogul Corp.†	12,901	104,240
Fuel Systems Solutions, Inc.†	10,248	142,345
Gentherm, Inc.†	20,611	317,409
Meritor, Inc.†	67,304	296,138
Miller Industries, Inc.	7,719	122,886
Modine Manufacturing Co.†	32,594	268,575
Spartan Motors, Inc.	23,632	125,013
Superior Industries International, Inc.	16,027	348,587
Tenneco, Inc.†	42,341	1,500,142
Titan International, Inc.#	33,302	703,005
Tower International, Inc.†	4,010	48,280

		6,422,162

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	17,029	134,529
Dorman Products, Inc.#	17,083	597,222
Douglas Dynamics, Inc.	15,437	219,514
Exide Technologies†	54,607	146,347
Standard Motor Products, Inc.	13,846	342,411

		1,440,023

B2B/E-Commerce - 0.1%

ePlus, Inc.	2,766	127,125
Global Sources, Ltd.†	13,156	101,959
SPS Commerce, Inc.†	8,643	323,162
TechTarget, Inc.†#	10,760	52,294

		604,540

Banks-Commercial - 6.3%

1st Source Corp.	10,322	243,186
1st United Bancorp, Inc.	20,833	126,665
Access National Corp.	5,153	81,984
Alliance Financial Corp.	3,338	148,374
American National Bankshares, Inc.#	5,462	110,496
Ameris Bancorp†	16,611	230,561
Ames National Corp.	5,728	118,570
Arrow Financial Corp.#	7,213	174,843
Bancfirst Corp.#	4,483	179,499
Bancorp, Inc.†	20,180	257,699
BancorpSouth, Inc.	65,874	1,007,872
Bank of Kentucky Financial Corp.	4,088	109,231
Bank of Marin Bancorp	3,737	140,474
Bank of the Ozarks, Inc.#	20,377	782,273
Banner Corp.	13,409	398,381
Bar Harbor Bankshares	2,713	96,718
BBCN Bancorp, Inc.	54,406	673,546
Berkshire Bancorp, Inc.#	2,982	24,095
Bridge Bancorp, Inc.	5,997	126,297
Bridge Capital Holdings†	6,482	98,656
Bryn Mawr Bank Corp.	7,970	182,832
C&F Financial Corp.	2,236	89,328
Camden National Corp.	5,361	181,684
Capital Bank Financial Corp., Class A†	6,687	123,709
Capital City Bank Group, Inc.†#	8,130	93,089
Cardinal Financial Corp.	20,385	324,733
Cascade Bancorp†	4,219	25,441
Cass Information Systems, Inc.#	7,132	304,893
Cathay General Bancorp	54,903	1,070,059
Center Bancorp, Inc.	8,294	102,846
Centerstate Banks, Inc.	20,976	177,667
Central Pacific Financial Corp.†	15,082	233,620
Century Bancorp, Inc., Class A	2,403	79,299
Chemical Financial Corp.	19,176	469,620
Citizens & Northern Corp.	8,522	166,179
Citizens Republic Bancorp, Inc.†	27,926	575,276
City Holding Co.#	10,251	388,718
CNB Financial Corp.	8,677	146,207
CoBiz Financial, Inc.	24,340	201,779
Columbia Banking System, Inc.	27,675	553,500
Community Bank System, Inc.#	27,516	794,387
Community Trust Bancorp, Inc.#	9,743	332,529
Crescent Financial Bancshares, Inc.†	1,900	7,885
CSF Holdings, Inc.†(1)(2)	2,375	0
CVB Financial Corp.	61,509	651,995
Eagle Bancorp, Inc.†	12,760	276,892
Enterprise Bancorp, Inc.#	4,136	65,721
Enterprise Financial Services Corp.	12,439	173,897
Farmers National Banc Corp.#	13,115	81,969
Fidelity Southern Corp.†#	6,798	75,458
Financial Institutions, Inc.	9,635	192,026
First BanCorp†#	49,031	268,200
First Bancorp#	10,570	141,004
First Bancorp, Inc.	6,150	106,580
First Busey Corp.	51,905	233,572
First California Financial Group, Inc.†	15,658	125,890
First Commonwealth Financial Corp.	73,382	533,487
First Community Bancshares, Inc.	12,352	192,938
First Connecticut Bancorp, Inc.	12,472	178,474
First Financial Bancorp	40,814	625,679
First Financial Bankshares, Inc.#	21,957	979,282
First Financial Corp.#	7,793	239,635
First Interstate BancSystem, Inc.	11,328	206,963
First Merchants Corp.	19,967	296,909
First Midwest Bancorp, Inc.	52,247	653,087
First of Long Island Corp.	5,387	153,907
FirstMerit Corp.#	76,488	1,156,499
FNB Corp.	97,346	1,105,851
FNB United Corp.†#	6,977	70,886
Franklin Financial Corp.	9,307	166,223
German American Bancorp, Inc.#	8,808	191,662
Glacier Bancorp, Inc.#	50,175	875,052
Great Southern Bancorp, Inc.	7,100	170,471
Guaranty Bancorp†	53,123	107,308
Hancock Holding Co.	53,218	1,607,184
Hanmi Financial Corp.†	21,965	373,185
Heartland Financial USA, Inc.	10,132	238,507
Heritage Commerce Corp.†	14,467	97,797
Heritage Financial Corp.	10,795	149,511
Heritage Oaks Bancorp†#	14,015	78,764
Home BancShares, Inc.	15,370	520,274
Horizon Bancorp	4,543	92,132
Hudson Valley Holding Corp.	10,831	164,415
Iberiabank Corp.	20,595	1,033,869
Independent Bank Corp.#	15,484	490,688
International Bancshares Corp.	37,153	752,348
Lakeland Bancorp, Inc.	20,648	198,427
Lakeland Financial Corp.	11,387	281,487
MainSource Financial Group, Inc.	14,106	197,484

MB Financial, Inc.	38,139	904,276
Mercantile Bank Corp.	6,006	100,060
Merchants Bancshares, Inc.	3,561	102,699
Metro Bancorp, Inc.†	9,855	164,086
MetroCorp Bancshares, Inc.†	11,025	113,999
Middleburg Financial Corp.	3,742	76,486
MidSouth Bancorp, Inc.#	5,825	88,948
MidWestOne Financial Group, Inc.	4,737	108,856
National Bankshares, Inc.	4,841	163,335
National Penn Bancshares, Inc.	86,087	843,653
NBT Bancorp, Inc.#	23,182	474,304
Northrim BanCorp, Inc.	4,512	98,091
Old National Bancorp	70,682	954,207
OmniAmerican Bancorp, Inc.†	7,808	203,476
Oriental Financial Group, Inc.	31,793	486,751
Pacific Continental Corp.	12,698	134,980
Pacific Mercantile Bancorp†#	7,435	44,313
PacWest Bancorp	21,152	578,084
Park National Corp.#	7,909	521,836
Park Sterling Corp.†	31,085	176,563
Peapack Gladstone Financial Corp.#	6,189	91,164
Penns Woods Bancorp, Inc.	2,677	108,338
Peoples Bancorp, Inc./OH	7,448	161,398
Pinnacle Financial Partners, Inc.†	24,128	523,819
Preferred Bank†#	8,192	132,055
PrivateBancorp, Inc.	42,119	754,351
Prosperity Bancshares, Inc.	33,099	1,527,188
Renasant Corp.#	17,513	385,461
Republic Bancorp, Inc., Class A#	6,944	150,268
S&T Bancorp, Inc.	20,168	364,234
S.Y. Bancorp, Inc.	8,475	191,959
Sandy Spring Bancorp, Inc.	16,845	326,119
SCBT Financial Corp.	11,565	550,725
Seacoast Banking Corp. of Florida†#	51,270	105,616
Sierra Bancorp	8,431	106,736
Simmons First National Corp., Class A#	11,938	300,121
Southside Bancshares, Inc.#	12,093	258,427
Southwest Bancorp, Inc.†	13,565	176,209
State Bank Financial Corp.	22,127	351,819
StellarOne Corp.	16,099	247,764
Sterling Bancorp	21,566	219,326
Sterling Financial Corp.	18,676	395,558
Suffolk Bancorp†	6,785	95,533
Sun Bancorp, Inc.†#	27,785	100,026
Susquehanna Bancshares, Inc.	131,039	1,523,984
Taylor Capital Group, Inc.†#	11,360	187,781
Texas Capital Bancshares, Inc.†	27,982	1,182,519
Tompkins Financial Corp.	7,734	320,420
TowneBank	18,361	266,969
TriCo Bancshares	11,149	190,090
TrustCo Bank Corp.#	65,342	340,432
Trustmark Corp.#	46,744	1,070,438
UMB Financial Corp.#	22,520	1,026,687
Umpqua Holdings Corp.	78,052	979,553
Union First Market Bankshares Corp.	14,132	256,496
United Bankshares, Inc.#	35,069	911,794
United Community Banks, Inc.†	29,096	313,364
Univest Corp. of Pennsylvania	11,705	194,186
ViewPoint Financial Group, Inc.	23,506	490,100
Virginia Commerce Bancorp, Inc.†	18,704	253,626
Washington Banking Co.	10,757	147,801
Washington Trust Bancorp, Inc.	10,041	265,484
Webster Financial Corp.	50,321	1,108,068
WesBanco, Inc.	17,774	415,734
West Bancorporation, Inc.#	10,914	120,818
West Coast Bancorp	13,442	315,887
Westamerica Bancorporation#	19,437	860,087
Western Alliance Bancorp†	50,811	675,786
Wilshire Bancorp, Inc.†	43,110	253,056
Wintrust Financial Corp.#	25,334	924,691

		56,887,357

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	54,520	497,768

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	7,935	168,222

Banks-Super Regional - 0.1%

Banco Latinoamericano de Comercio Exterior SA, Class E	19,711	476,612

Batteries/Battery Systems - 0.2%

EnerSys, Inc.†	33,445	1,367,232

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co. Consolidated	3,251	212,713
National Beverage Corp.	7,876	105,381

		318,094

Beverages-Wine/Spirits - 0.0%

Central European Distribution Corp.†#	45,976	33,259

Brewery - 0.1%

Boston Beer Co., Inc., Class A†	5,431	844,140
Craft Brew Alliance, Inc.†#	7,269	48,048

		892,188

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†#	24,085	46,243
Digital Generation, Inc.†#	19,234	149,064
Fisher Communications, Inc.	6,186	227,459
Nexstar Broadcasting Group, Inc., Class A	7,891	117,260
Outdoor Channel Holdings, Inc.	10,302	76,956
World Wrestling Entertainment, Inc., Class A#	18,912	157,537

		774,519

Building & Construction Products-Misc. - 0.8%

Builders FirstSource, Inc.†#	31,360	189,728
Drew Industries, Inc.	13,424	488,365
Gibraltar Industries, Inc.†	21,301	365,312
Louisiana-Pacific Corp.†	95,926	2,011,568
NCI Building Systems, Inc.†	12,632	206,533
Nortek, Inc.†	5,404	388,764
Patrick Industries, Inc.†	2,763	36,637
Quanex Building Products Corp.	25,648	510,652
Simpson Manufacturing Co., Inc.	27,902	811,948
Trex Co., Inc.†	10,405	491,532
USG Corp.†	51,679	1,458,382

		6,959,421

Building & Construction-Misc. - 0.3%

Aegion Corp.†#	27,385	658,062
Dycom Industries, Inc.†	23,450	491,277
Layne Christensen Co.†	13,844	304,430
MasTec, Inc.†#	38,208	1,149,679
MYR Group, Inc.†	14,301	331,926

		2,935,374

Building Products-Air & Heating - 0.1%

AAON, Inc.#	12,963	311,890
American DG Energy, Inc.†#	17,938	39,464
Comfort Systems USA, Inc.	26,076	325,428

		676,782

Building Products-Cement - 0.4%

Eagle Materials, Inc.	34,100	2,192,971
Headwaters, Inc.†	42,610	400,960
Texas Industries, Inc.†#	15,750	914,288

		3,508,219

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	19,729	508,811
Griffon Corp.	31,738	357,687
PGT, Inc.†	13,627	78,628

		945,126

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	13,613	93,794

Building Products-Wood - 0.1%

Universal Forest Products, Inc.	13,753	558,097

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	26,958	838,124
Orion Marine Group, Inc.†	18,918	180,100
Sterling Construction Co., Inc.†	11,387	128,673
Tutor Perini Corp.†	24,913	423,770

		1,570,667

Building-Maintance & Services - 0.1%

ABM Industries, Inc.	37,480	850,796
Swisher Hygiene, Inc.†#	78,569	110,782

		961,578

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	4,807	216,844
Winnebago Industries, Inc.†	20,389	395,139

		611,983

Building-Residential/Commercial - 0.6%

Beazer Homes USA, Inc.†#	17,176	267,430
Hovnanian Enterprises, Inc., Class A†#	73,450	429,682
KB Home#	53,808	1,005,672
M/I Homes, Inc.†	14,921	341,691
MDC Holdings, Inc.	26,674	1,025,082
Meritage Homes Corp.†	21,339	864,016
Ryland Group, Inc.	31,116	1,111,464
Standard Pacific Corp.†#	80,667	656,629

		5,701,666

Capacitors - 0.0%

Kemet Corp.†	31,311	202,582

Casino Hotels - 0.1%

Ameristar Casinos, Inc.	22,997	602,521
Boyd Gaming Corp.†#	38,777	254,765
Caesars Entertainment Corp.†#	25,696	321,200
Monarch Casino & Resort, Inc.†	6,124	61,608
MTR Gaming Group, Inc.†	15,768	60,707

		1,300,801

Casino Services - 0.1%

Multimedia Games Holding Co., Inc.†	19,098	357,133
Scientific Games Corp., Class A†	36,319	326,871
SHFL Entertainment, Inc.†	38,332	607,945

		1,291,949

Cellular Telecom - 0.1%

Comverse, Inc.†	15,279	420,478
Leap Wireless International, Inc.†#	37,568	200,989

		621,467

Chemicals-Diversified - 0.8%

Aceto Corp.	18,708	194,750
Axiall Corp.	48,404	2,738,698
Chemtura Corp.†	68,824	1,384,739
Codexis, Inc.†#	18,264	37,806
Innophos Holdings, Inc.	15,203	742,363
Innospec, Inc.	16,092	647,703
Olin Corp.	55,869	1,293,926

		7,039,985

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†#	19,195	179,473

Chemicals-Other - 0.1%

American Vanguard Corp.	19,418	602,541

Chemicals-Plastics - 0.3%

A. Schulman, Inc.	20,590	645,496
Landec Corp.†	17,821	196,209
PolyOne Corp.	62,497	1,424,307
Spartech Corp.†	21,485	212,057

		2,478,069

Chemicals-Specialty - 0.9%

Balchem Corp.	20,412	823,216
Ferro Corp.†	60,385	309,775
H.B. Fuller Co.	34,803	1,422,399
Hawkins, Inc.	6,386	251,864
KMG Chemicals, Inc.	5,444	107,573
Kraton Performance Polymers, Inc.†	22,490	540,659
Minerals Technologies, Inc.	24,762	996,423
Oil-Dri Corp. of America#	3,514	96,705
OM Group, Inc.†	22,596	554,506
OMNOVA Solutions, Inc.†	32,221	258,090
Quaker Chemical Corp.	9,034	518,642
Sensient Technologies Corp.	34,823	1,285,317
Stepan Co.	11,716	717,488

Zep, Inc.	15,475	231,506

		8,114,163

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	6,113	93,407
Park Electrochemical Corp.	14,507	367,027
TTM Technologies, Inc.†	37,078	304,039

		764,473

Coal - 0.3%

Arch Coal, Inc.#	148,054	774,322
Cloud Peak Energy, Inc.†	42,577	729,770
Hallador Energy Co.	4,562	37,043
SunCoke Energy, Inc.†	48,838	805,339
Westmoreland Coal Co.†#	7,591	79,706

		2,426,180

Coffee - 0.0%

Farmer Bros. Co.†#	4,736	60,100

Commercial Services - 1.5%

Acacia Research Corp.†	34,669	969,345
Arbitron, Inc.	18,453	864,339
Collectors Universe#	3,726	41,247
Convergys Corp.	76,134	1,263,063
CoStar Group, Inc.†	19,675	1,982,059
ExlService Holdings, Inc.†	16,291	493,129
Healthcare Services Group, Inc.	46,840	1,128,844
HMS Holdings Corp.†	59,963	1,738,327
Intersections, Inc.#	6,330	66,402
Live Nation Entertainment, Inc.†	97,669	1,034,315
Mac-Gray Corp.	8,302	103,111
Medifast, Inc.†#	9,671	224,174
National Research Corp.	1,755	99,824
Performant Financial Corp.†	6,278	83,184
PHH Corp.†#	39,513	830,168
Providence Service Corp.†	9,087	155,206
RPX Corp.†	14,758	174,882
ServiceSource International, Inc.†	34,626	218,836
Standard Parking Corp.†	10,923	226,707
Steiner Leisure, Ltd.†	10,655	502,383
Team, Inc.†	13,885	608,996
TeleTech Holdings, Inc.†	16,017	299,678
TMS International Corp.†	8,981	123,758

		13,231,977

Commercial Services-Finance - 0.6%

Cardtronics, Inc.†	30,775	811,229
CBIZ, Inc.†#	26,500	168,540
Euronet Worldwide, Inc.†	35,399	854,532
Global Cash Access Holdings, Inc.†	45,873	325,698
Green Dot Corp., Class A†#	16,731	234,569
Heartland Payment Systems, Inc.#	27,042	841,006
MoneyGram International, Inc.†	14,967	242,615
PRGX Global, Inc.†	16,254	105,651
Tree.com, Inc.	4,203	73,258
WEX, Inc.†	27,108	2,033,371

		5,690,469

Communications Software - 0.1%

Audience, Inc.†#	4,224	57,615
Digi International, Inc.†	17,966	177,145
Jive Software, Inc.†	11,291	187,205
Seachange International, Inc.†	19,937	229,674

		651,639

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	65,273	2,007,798
Exa Corp.†	4,360	43,120

		2,050,918

Computer Data Security - 0.0%

Qualys, Inc.†	6,076	72,061

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.	25,508	535,668

Computer Services - 0.8%

Acorn Energy, Inc.	12,479	81,238
CACI International, Inc., Class A†	15,811	802,408
Carbonite, Inc.†	7,870	77,283
CIBER, Inc.†	50,816	226,131
Computer Task Group, Inc.†	10,656	212,054
FleetMatics Group PLC†	6,267	148,841
iGATE Corp.†	22,423	428,504
Insight Enterprises, Inc.†	30,977	595,378
j2 Global, Inc.#	32,269	1,151,358
KEYW Holding Corp.†#	17,329	251,271
LivePerson, Inc.†	38,385	555,431
Manhattan Associates, Inc.†	14,171	989,986
Mattersight Corp.†#	7,086	32,312
Sykes Enterprises, Inc.†	27,154	403,509
Syntel, Inc.	10,765	647,622
Unisys Corp.†	30,568	702,453
Virtusa Corp.†	12,987	272,078

		7,577,857

Computer Software - 0.4%

Accelrys, Inc.†	38,724	366,329
AVG Technologies NV†#	5,576	87,543
Avid Technology, Inc.†	20,826	144,324
Blackbaud, Inc.	31,484	875,255
Cornerstone OnDemand, Inc.†	23,470	794,694
Envestnet, Inc.†	14,476	222,062
Guidance Software, Inc.†	9,969	97,796
Market Leader, Inc.†	15,375	114,390
SS&C Technologies Holdings, Inc.†	23,628	598,025

		3,300,418

Computers - 0.0%

Silicon Graphics International Corp.†#	22,277	335,269

Computers-Integrated Systems - 0.5%

3D Systems Corp.†#	48,968	1,809,839
Agilysys, Inc.†	10,199	93,933
Cray, Inc.†	25,831	499,830
Echelon Corp.†#	26,489	69,666
Maxwell Technologies, Inc.†	20,318	177,782
Mercury Systems, Inc.†	21,595	147,926
MTS Systems Corp.	11,215	605,610
Netscout Systems, Inc.†	25,617	651,440

Radisys Corp.†	15,968	66,906
Super Micro Computer, Inc.†#	20,315	237,685

		4,360,617

Computers-Memory Devices - 0.1%

Datalink Corp.†	10,640	110,443
Imation Corp.†	21,556	73,506
OCZ Technology Group, Inc.†#	46,964	81,248
Quantum Corp.†#	163,436	205,930
Spansion, Inc., Class A†	33,641	395,618
STEC, Inc.†	24,726	119,179

		985,924

Computers-Periphery Equipment - 0.2%

Electronics for Imaging, Inc.†	32,376	746,590
Immersion Corp.†#	19,611	131,197
Key Tronic Corp.†#	7,301	77,610
Synaptics, Inc.†	23,493	816,617

		1,772,014

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	4,955	130,663

Consulting Services - 0.9%

Accretive Health, Inc.†#	39,295	376,446
Advisory Board Co.†	23,933	1,216,036
Corporate Executive Board Co.	23,375	1,265,522
CRA International, Inc.†	7,243	160,143
Forrester Research, Inc.	9,826	269,822
Franklin Covey Co.†	9,660	133,501
FTI Consulting, Inc.†	29,282	1,017,257
Hackett Group, Inc.	17,143	79,372
Hill International, Inc.†	15,877	54,140
Huron Consulting Group, Inc.†	15,991	626,687
ICF International, Inc.†	13,890	343,639
MAXIMUS, Inc.	23,680	1,723,430
Navigant Consulting, Inc.†	36,164	460,368
PDI, Inc.†	6,989	51,020
Pendrell Corp.†	108,013	154,459

		7,931,842

Consumer Products-Misc. - 0.5%

American Greetings Corp., Class A#	22,053	357,259
AT Cross Co., Class A†	6,708	81,905
Blyth, Inc.#	7,242	103,488
Central Garden & Pet Co., Class A†	26,921	235,020
CSS Industries, Inc.	6,785	162,908
Helen of Troy, Ltd.†	22,112	819,913
Prestige Brands Holdings, Inc.†	35,078	834,506
Spectrum Brands Holdings, Inc.	16,016	866,305
Tumi Holdings, Inc.†	15,054	355,876
WD-40 Co.	11,108	602,165

		4,419,345

Containers-Paper/Plastic - 0.2%

AEP Industries, Inc.†	2,909	205,172
Berry Plastics Group, Inc.†	20,516	394,317
Graphic Packaging Holding Co.†	116,821	866,812
UFP Technologies, Inc.†	3,833	72,520

		1,538,821

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†	17,578	683,784
Inter Parfums, Inc.	11,405	285,809
Revlon, Inc., Class A†	7,887	177,852

		1,147,445

Data Processing/Management - 0.6%

Acxiom Corp.†	53,575	975,601
CommVault Systems, Inc.†	31,155	2,303,912
CSG Systems International, Inc.†	23,702	460,056
Fair Isaac Corp.	23,915	1,060,391
FalconStor Software, Inc.†	22,082	59,400
Innodata, Inc.†#	15,479	54,022
Pegasystems, Inc.#	11,992	328,461
Schawk, Inc.	8,255	88,824

		5,330,667

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†	10,241	426,128
QAD, Inc.#	4,362	56,924

		483,052

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†#	50,113	1,575,553

Diagnostic Equipment - 0.2%

Affymetrix, Inc.†#	49,266	200,513
Cepheid, Inc.†#	45,766	1,667,255
Hansen Medical, Inc.†#	38,258	81,872
ImmunoCellular Therapeutics, Ltd.†#	35,653	90,559

		2,040,199

Diagnostic Kits - 0.1%

BG Medicine, Inc.†#	7,508	12,914
Meridian Bioscience, Inc.#	28,779	610,115
OraSure Technologies, Inc.†	37,797	210,151
Quidel Corp.†	19,663	465,423

		1,298,603

Direct Marketing - 0.0%

Harte-Hanks, Inc.	31,068	225,864

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	8,730	495,515
Merit Medical Systems, Inc.†	29,333	349,649
Rochester Medical Corp.†#	7,396	109,165
Utah Medical Products, Inc.#	2,290	94,921

		1,049,250

Distribution/Wholesale - 1.0%

Beacon Roofing Supply, Inc.†#	32,689	1,206,224
BlueLinx Holdings, Inc.†	16,842	49,179
Core-Mark Holding Co., Inc.	7,971	381,970
Houston Wire & Cable Co.	12,438	144,778
MWI Veterinary Supply, Inc.†	8,879	1,121,063
Owens & Minor, Inc.#	44,315	1,349,392
Pool Corp.	33,129	1,514,658

Rentrak Corp.†	6,526	136,393
ScanSource, Inc.†	19,237	577,302
Titan Machinery, Inc.†#	11,786	332,955
United Stationers, Inc.	28,371	1,027,030
Watsco, Inc.#	20,511	1,597,192

		9,438,136

Diversified Financial Services - 0.1%

DFC Global Corp.†#	30,669	572,897

Diversified Manufacturing Operations - 1.2%

A.O. Smith Corp.	27,165	1,943,112
Actuant Corp., Class A	50,816	1,545,314
AZZ, Inc.	17,613	786,597
Barnes Group, Inc.	37,839	1,006,896
Blount International, Inc.†	34,141	514,505
Chase Corp.	4,457	83,970
EnPro Industries, Inc.†#	14,358	668,078
Fabrinet†	15,387	252,501
Federal Signal Corp.†	43,379	338,356
GP Strategies Corp.†	10,313	222,658
Handy & Harman, Ltd.†	3,755	60,831
Koppers Holdings, Inc.	14,477	600,506
LSB Industries, Inc.†	13,089	507,199
Lydall, Inc.†	11,917	179,470
NL Industries, Inc.#	4,582	58,650
Park-Ohio Holdings Corp.†	6,051	123,077
Raven Industries, Inc.#	25,285	713,795
Standex International Corp.	8,806	473,939
Tredegar Corp.	16,849	412,463

		10,491,917

Diversified Minerals - 0.1%

AMCOL International Corp.#	17,596	514,507
General Moly, Inc.†	46,769	136,565
United States Lime & Minerals, Inc.†	1,211	63,505
US Silica Holdings, Inc.#	8,198	201,589

		916,166

Diversified Operations - 0.1%

Harbinger Group, Inc.†	28,735	246,259
Horizon Pharma, Inc.†#	26,891	56,740
Primoris Services Corp.	20,862	391,162
Resource America, Inc., Class A	8,380	74,666

		768,827

Diversified Operations/Commercial Services - 0.2%

Chemed Corp.	13,413	1,035,349
Viad Corp.	14,128	387,955

		1,423,304

Drug Delivery Systems - 0.1%

Antares Pharma, Inc.†	74,606	256,645
BioDelivery Sciences International, Inc.†#	18,772	70,770
Depomed, Inc.†#	38,873	251,508
Nektar Therapeutics†#	79,947	741,109

		1,320,032

E-Commerce/Products - 0.2%

1-800-FLOWERS.COM, Inc., Class A†	18,212	78,312
Blue Nile, Inc.†	8,662	293,902
CafePress, Inc.†#	3,202	22,254
Nutrisystem, Inc.	19,824	163,152
Overstock.com, Inc.†#	8,136	94,540
Shutterfly, Inc.†#	24,946	1,079,663
Stamps.com, Inc.†	9,362	228,339
US Auto Parts Network, Inc.†#	10,285	13,473
Vitacost.com, Inc.†#	15,401	113,813

		2,087,448

E-Commerce/Services - 0.3%

Angie’s List, Inc.†#	24,818	423,395
Kayak Software Corp.†	2,441	97,323
Move, Inc.†	27,387	267,297
OpenTable, Inc.†#	15,742	875,255
Orbitz Worldwide, Inc.†	16,048	68,365
Spark Networks, Inc.†#	8,002	57,774
United Online, Inc.	63,199	372,874
Zillow, Inc., Class A†#	2,444	104,994

		2,267,277

E-Marketing/Info - 0.3%

Active Network, Inc.†#	27,095	127,075
comScore, Inc.†	24,649	392,905
Constant Contact, Inc.†	21,213	299,740
ExactTarget, Inc.†	6,804	151,729
Liquidity Services, Inc.†#	16,436	559,646
QuinStreet, Inc.†	22,800	130,644
ReachLocal, Inc.†	7,082	88,737
ValueClick, Inc.†	52,380	1,396,975

		3,147,451

E-Services/Consulting - 0.2%

Keynote Systems, Inc.	10,949	167,301
Perficient, Inc.†	22,280	258,002
Saba Software, Inc.†	20,777	181,591
Sapient Corp.†	85,928	964,112
Websense, Inc.†	25,957	389,096

		1,960,102

Educational Software - 0.0%

Rosetta Stone, Inc.†	7,448	86,248

Electric Products-Misc. - 0.1%

Graham Corp.	6,933	161,470
Littelfuse, Inc.	15,115	1,000,159

		1,161,629

Electric-Distribution - 0.0%

EnerNOC, Inc.†	17,193	283,513
Genie Energy, Ltd.	10,562	74,145

		357,658

Electric-Generation - 0.1%

Atlantic Power Corp.#	79,298	790,601

Electric-Integrated - 2.0%

ALLETE, Inc.	26,606	1,250,482
Ameresco, Inc., Class A†	14,058	116,822

Avista Corp.	40,929	1,071,930
Black Hills Corp.	30,754	1,279,059
CH Energy Group, Inc.	10,405	677,678
Cleco Corp.	42,495	1,882,528
El Paso Electric Co.	27,928	931,399
Empire District Electric Co.#	29,407	629,604
IDACORP, Inc.	34,944	1,631,535
MGE Energy, Inc.	16,123	865,483
NorthWestern Corp.	25,384	989,468
Otter Tail Corp.#	25,226	728,779
Pike Electric Corp.	12,000	167,280
PNM Resources, Inc.	55,563	1,247,945
Portland General Electric Co.	52,669	1,563,743
UIL Holdings Corp.#	35,331	1,383,562
Unitil Corp.	9,592	262,629
UNS Energy Corp.	28,083	1,320,463

		18,000,389

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B	7,393	123,167
Benchmark Electronics, Inc.†	40,218	700,598
CTS Corp.	23,757	232,819
Daktronics, Inc.	25,189	257,180
GSI Group, Inc.†	20,341	195,274
InvenSense, Inc.†#	25,391	305,200
Methode Electronics, Inc.	25,824	338,553
NVE Corp.†	3,366	178,263
OSI Systems, Inc.†	13,850	798,175
Plexus Corp.†	24,400	594,384
Rogers Corp.†	11,348	541,413
Sanmina Corp.†	56,850	582,144
Stoneridge, Inc.†	19,541	126,039
Sypris Solutions, Inc.	7,384	30,570
Viasystems Group, Inc.†#	2,681	38,017
Vishay Precision Group, Inc.†	8,584	120,605
Zagg, Inc.†#	17,765	130,217

		5,292,618

Electronic Components-Semiconductors - 1.6%

Alpha & Omega Semiconductor, Ltd.†	11,989	96,631
Ambarella, Inc.†	4,210	41,932
Amkor Technology, Inc.†#	51,501	208,579
Applied Micro Circuits Corp.†	45,562	362,218
AXT, Inc.†	22,546	64,256
Cavium, Inc.†#	34,680	1,280,386
Ceva, Inc.†	16,184	244,864
Diodes, Inc.†	24,762	493,507
DSP Group, Inc.†	15,252	110,424
Entropic Communications, Inc.†	61,377	270,673
First Solar, Inc.†#	42,005	1,085,829
GSI Technology, Inc.†	14,374	92,281
GT Advanced Technologies, Inc.†#	82,549	236,090
Inphi Corp.†	16,309	157,545
Integrated Silicon Solution, Inc.†	19,053	161,950
International Rectifier Corp.†#	48,262	1,014,467
Intersil Corp., Class A	88,898	754,744
IXYS Corp.#	17,114	170,627
Kopin Corp.†	46,614	150,097
Lattice Semiconductor Corp.†	82,289	385,112
MEMC Electronic Materials, Inc.†	161,006	796,980
Microsemi Corp.†	61,977	1,278,585
Mindspeed Technologies, Inc.†#	25,198	112,131
Monolithic Power Systems, Inc.	21,284	523,374
MoSys, Inc.†#	23,459	81,403
OmniVision Technologies, Inc.†	36,527	562,881
Peregrine Semiconductor Corp.†#	4,412	44,076
PLX Technology, Inc.†	31,210	148,247
QLogic Corp.†	67,976	773,567
QuickLogic Corp.†#	30,703	66,318
Rambus, Inc.†	77,016	434,370
Richardson Electronics, Ltd.	8,970	107,281
Rubicon Technology, Inc.†#	11,867	61,234
Semtech Corp.†	45,703	1,397,141
Silicon Image, Inc.†	58,070	267,703
Supertex, Inc.	7,193	162,490
Volterra Semiconductor Corp.†	17,693	271,588

		14,471,581

Electronic Design Automation - 0.1%

Mentor Graphics Corp.†	64,968	1,150,583

Electronic Measurement Instruments - 0.3%

Analogic Corp.	8,551	634,399
Badger Meter, Inc.#	10,123	513,843
ESCO Technologies, Inc.	18,646	756,282
FARO Technologies, Inc.†	11,803	499,857
Measurement Specialties, Inc.†	10,542	382,885
Mesa Laboratories, Inc.	1,809	95,986
Zygo Corp.†	11,372	162,847

		3,046,099

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	5,881	367,798
Taser International, Inc.†	35,865	267,194

		634,992

Electronics-Military - 0.0%

API Technologies Corp.†#	22,557	59,100
M/A-COM Technology Solutions Holdings, Inc.†#	4,236	68,623

		127,723

Energy-Alternate Sources - 0.2%

Amyris, Inc.†#	21,098	61,817
Clean Energy Fuels Corp.†#	46,085	579,749
Enphase Energy, Inc.†#	5,542	27,322
FuelCell Energy, Inc.†	105,555	111,888
FutureFuel Corp.	13,459	176,448
Gevo, Inc.†#	21,295	42,164
Green Plains Renewable Energy, Inc.†	17,396	164,740
KiOR, Inc., Class A†#	18,410	101,439
Renewable Energy Group, Inc.†	5,022	37,113
REX American Resources Corp.†	3,968	91,661
Saratoga Resources, Inc.†	14,179	42,679
Solazyme, Inc.†#	22,826	199,271

		1,636,291

Engineering/R&D Services - 0.3%

Argan, Inc.	6,869	114,918
EMCOR Group, Inc.	46,554	1,795,588
Exponent, Inc.	9,355	470,276

Michael Baker Corp.	6,036	146,313
Mistras Group, Inc.†	10,894	222,782
VSE Corp.#	2,873	65,820

		2,815,697

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	33,936	830,075

Enterprise Software/Service - 1.1%

Advent Software, Inc.†	22,015	576,793
American Software, Inc., Class A	16,347	133,391
Digital River, Inc.†	25,746	366,623
E2open, Inc.†#	3,270	64,615
Guidewire Software, Inc.†	14,261	521,240
ManTech International Corp., Class A#	16,118	399,888
MedAssets, Inc.†	40,682	751,397
MicroStrategy, Inc., Class A†	5,943	605,473
Omnicell, Inc.†	23,426	422,136
Pervasive Software, Inc.†	9,236	84,509
Proofpoint, Inc.†	4,418	61,764
PROS Holdings, Inc.†	15,237	397,076
QLIK Technologies, Inc.†	59,542	1,548,092
Sapiens International Corp. NV	9,526	46,011
SciQuest, Inc.†	12,458	238,571
SYNNEX Corp.†#	18,339	699,266
Tyler Technologies, Inc.†	21,000	1,184,400
Ultimate Software Group, Inc.†#	18,575	1,825,365

		9,926,610

Entertainment Software - 0.1%

Glu Mobile, Inc.†#	37,705	85,590
Take-Two Interactive Software, Inc.†	54,543	798,510

		884,100

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	44,244	1,276,882
TRC Cos., Inc.†#	10,668	68,702

		1,345,584

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.	19,253	902,003

Female Health Care Products - 0.0%

Female Health Co.#	13,360	94,856

Filtration/Separation Products - 0.2%

CLARCOR, Inc.	35,046	1,786,996
PMFG, Inc.†#	14,491	98,104

		1,885,100

Finance-Auto Loans - 0.1%

Credit Acceptance Corp.†	5,488	606,589
Nicholas Financial, Inc.#	6,944	94,091

		700,680

Finance-Commercial - 0.0%

Horizon Technology Finance Corp.	5,455	80,298
NewStar Financial, Inc.†	18,210	246,381

		326,679

Finance-Consumer Loans - 0.7%

Asta Funding, Inc.	6,845	65,849
Encore Capital Group, Inc.†	15,280	451,524
First Marblehead Corp.†#	40,595	35,642
Nelnet, Inc., Class A	16,667	553,011
Ocwen Financial Corp.†	74,968	2,955,239
Portfolio Recovery Associates, Inc.†	11,932	1,395,149
Regional Management Corp.†#	3,371	60,543
World Acceptance Corp.†#	7,275	572,543

		6,089,500

Finance-Investment Banker/Broker - 0.7%

Cowen Group, Inc., Class A†	61,024	159,273
Diamond Hill Investment Group, Inc.#	1,869	140,212
Duff & Phelps Corp., Class A	21,748	337,964
Evercore Partners, Inc., Class A	19,950	811,965
FBR & Co.†	6,473	114,313
FXCM, Inc., Class A	16,436	216,133
Gain Capital Holdings, Inc.	10,359	45,994
GFI Group, Inc.	48,120	168,901
Greenhill & Co., Inc.	20,272	1,232,132
INTL FCStone, Inc.†#	9,607	171,389
Investment Technology Group, Inc.†	27,071	327,830
JMP Group, Inc.	11,159	66,396
Knight Capital Group, Inc., Class A†	126,745	468,956
Ladenburg Thalmann Financial Services, Inc.†#	71,845	93,399
Oppenheimer Holdings, Inc., Class A	7,175	135,608
Piper Jaffray Cos.†	10,603	408,958
Stifel Financial Corp.†#	42,646	1,472,993
SWS Group, Inc.†	20,345	130,411

		6,502,827

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	40,971	551,880
California First National Bancorp#	1,577	24,254
Marlin Business Services Corp.	5,731	108,603
MicroFinancial, Inc.#	5,914	43,586
SeaCube Container Leasing, Ltd.	7,670	176,333

		904,656

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A	7,681	198,170
Doral Financial Corp.†	89,609	51,033
Ellie Mae, Inc.†	17,547	356,204
Federal Agricultural Mtg. Corp., Class C	6,936	234,090
Home Loan Servicing Solutions, Ltd.	20,225	456,276
Nationstar Mortgage Holdings, Inc.†#	13,372	515,223
Walter Investment Management Corp.†	24,923	1,144,464

		2,955,460

Finance-Other Services - 0.2%

Asset Acceptance Capital Corp.†#	11,056	58,265
BGC Partners, Inc., Class A#	68,666	293,204
Higher One Holdings, Inc.†#	22,429	200,515

MarketAxess Holdings, Inc.	25,460	994,468
Netspend Holdings, Inc.†	19,753	313,085
WageWorks, Inc.†	4,891	115,476

		1,975,013

Financial Guarantee Insurance - 0.1%

MGIC Investment Corp.†#	131,483	391,819
Radian Group, Inc.#	92,979	819,145

		1,210,964

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†#	45,260	432,233
Sturm Ruger & Co., Inc.#	13,355	729,317

		1,161,550

Food-Canned - 0.2%

Seneca Foods Corp., Class A†	5,814	177,443
TreeHouse Foods, Inc.†	25,078	1,464,305

		1,641,748

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	16,514	463,713

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.	3,210	37,396

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	18,299	707,439

Food-Misc./Diversified - 0.8%

Annie’s, Inc.†	3,483	146,147
B&G Foods, Inc.	36,664	1,077,921
Boulder Brands, Inc.†#	41,114	350,291
Cal-Maine Foods, Inc.#	10,076	407,977
Chiquita Brands International, Inc.†	32,046	199,006
Diamond Foods, Inc.†#	15,426	239,566
Dole Food Co., Inc.†#	25,004	280,045
Hain Celestial Group, Inc.†#	25,708	1,407,513
Inventure Foods, Inc.†	9,119	67,298
J&J Snack Foods Corp.	10,327	714,835
John B. Sanfilippo & Son, Inc.	5,547	105,726
Lancaster Colony Corp.	12,883	942,649
Seaboard Corp.	213	607,687
Snyders-Lance, Inc.	30,784	762,212

		7,308,873

Food-Retail - 0.3%

Arden Group, Inc., Class A#	783	71,347
Harris Teeter Supermarkets, Inc.	30,604	1,315,972
Ingles Markets, Inc., Class A	8,800	180,928
SUPERVALU, Inc.#	148,060	587,798
Village Super Market, Inc., Class A	5,875	192,406
Weis Markets, Inc.	7,674	310,490

		2,658,941

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.#	8,292	233,420
Chefs’ Warehouse, Inc.†	7,674	138,132
Fresh Del Monte Produce, Inc.	26,584	693,577
Nash Finch Co.	8,525	163,424
Spartan Stores, Inc.	15,112	251,766
United Natural Foods, Inc.†	34,068	1,724,522

		3,204,841

Footwear & Related Apparel - 0.6%

Crocs, Inc.†	62,723	950,881
Iconix Brand Group, Inc.†	49,442	1,167,820
R.G. Barry Corp.	6,099	75,262
Skechers U.S.A., Inc., Class A†	26,399	551,739
Steven Madden, Ltd.†	27,393	1,207,757
Weyco Group, Inc.	4,646	107,137
Wolverine World Wide, Inc.#	33,946	1,432,521

		5,493,117

Forestry - 0.1%

Deltic Timber Corp.#	7,600	542,564

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.#	11,065	201,383
Matthews International Corp., Class A#	19,670	649,110
Stewart Enterprises, Inc., Class A#	52,127	441,516

		1,292,009

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	14,602	96,811
Pinnacle Entertainment, Inc.†	41,101	575,414

		672,225

Gas-Distribution - 1.0%

Chesapeake Utilities Corp.#	6,682	320,936
Delta Natural Gas Co., Inc.#	4,739	92,600
Laclede Group, Inc.#	15,686	639,361
New Jersey Resources Corp.#	28,985	1,291,572
Northwest Natural Gas Co.	18,694	851,512
Piedmont Natural Gas Co., Inc.	50,005	1,612,161
South Jersey Industries, Inc.	21,206	1,169,299
Southwest Gas Corp.	32,165	1,457,075
WGL Holdings, Inc.	35,948	1,515,927

		8,950,443

Gold Mining - 0.1%

Gold Reserve, Inc.†	36,503	94,908
Gold Resource Corp.#	20,816	272,689
Golden Star Resources, Ltd.†#	180,569	285,299
McEwen Mining, Inc.†	151,303	367,666
Midway Gold Corp.†	89,163	98,971
Vista Gold Corp.†	40,581	75,075

		1,194,608

Golf - 0.0%

Callaway Golf Co.#	45,362	304,833

Hazardous Waste Disposal - 0.1%

EnergySolutions, Inc.†	55,303	205,727
Heritage-Crystal Clean, Inc.†#	5,361	79,075
US Ecology, Inc.	12,781	317,863

		602,665

Health Care Cost Containment - 0.1%

Corvel Corp.†	4,267	204,987

ExamWorks Group, Inc.†#	20,396	288,807

		493,794

Healthcare Safety Devices - 0.0%

Unilife Corp.†#	56,038	140,655

Heart Monitors - 0.1%

HeartWare International, Inc.†#	9,863	842,497

Home Furnishings - 0.3%

American Woodmark Corp.†	6,750	216,675
Bassett Furniture Industries, Inc.#	7,855	114,290
Ethan Allen Interiors, Inc.	16,892	471,963
Flexsteel Industries, Inc.#	3,138	72,174
Hooker Furniture Corp.#	7,529	113,010
Kimball International, Inc., Class B#	22,736	209,399
La-Z-Boy, Inc.	36,081	661,004
Sealy Corp.†#	35,005	76,311
Select Comfort Corp.†	39,557	812,105

		2,746,931

Hotels/Motels - 0.1%

Marcus Corp.	13,683	167,070
Morgans Hotel Group Co.†	15,391	75,570
Orient-Express Hotels, Ltd., Class A†	67,537	697,657
Red Lion Hotels Corp.†#	9,609	69,281

		1,009,578

Housewares - 0.0%

Libbey, Inc.†	14,314	262,662
Lifetime Brands, Inc.	6,749	73,362

		336,024

Human Resources - 0.6%

AMN Healthcare Services, Inc.†	30,962	436,564
Barrett Business Services, Inc.#	4,877	213,027
CDI Corp.	9,552	157,226
Cross Country Healthcare, Inc.†	18,955	108,044
Heidrick & Struggles International, Inc.	12,546	170,626
Hudson Global, Inc.†#	23,193	85,350
Insperity, Inc.	15,825	448,639
Kelly Services, Inc., Class A	18,695	330,154
Kforce, Inc.	20,098	292,225
Korn/Ferry International†	33,354	617,383
Monster Worldwide, Inc.†#	84,579	433,044
On Assignment, Inc.†	29,956	654,838
Resources Connection, Inc.	29,645	361,965
Team Health Holdings, Inc.†	19,797	663,002
TrueBlue, Inc.†	28,180	546,410

		5,518,497

Identification Systems - 0.2%

Brady Corp., Class A	34,213	1,164,953
Checkpoint Systems, Inc.†	28,196	334,404

		1,499,357

Independent Power Producers - 0.0%

Ormat Technologies, Inc.#	12,391	253,272

Industrial Automated/Robotic - 0.2%

Cognex Corp.	29,880	1,230,757
Hurco Cos., Inc.†	4,493	126,343
Intermec, Inc.†	41,844	414,256
iRobot Corp.†	19,158	410,747

		2,182,103

Instruments-Controls - 0.3%

Watts Water Technologies, Inc., Class A	19,592	919,649
Woodward, Inc.	48,233	1,805,361

		2,725,010

Instruments-Scientific - 0.2%

FEI Co.	26,464	1,676,230
Fluidigm Corp.†#	16,946	292,488

		1,968,718

Insurance Brokers - 0.0%

Crawford & Co., Class B	18,280	150,993
eHealth, Inc.†	13,664	212,202

		363,195

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.#	41,800	580,184
CNO Financial Group, Inc.	140,300	1,534,882
FBL Financial Group, Inc., Class A	6,710	243,841
Independence Holding Co.#	5,698	54,074
Kansas City Life Insurance Co.#	2,879	107,444
National Western Life Insurance Co., Class A	1,528	248,850
Phoenix Cos., Inc.†	4,056	101,806
Primerica, Inc.	30,906	972,612
Symetra Financial Corp.	53,998	711,154

		4,554,847

Insurance-Multi-line - 0.1%

Citizens, Inc.†	27,150	249,508
Eastern Insurance Holdings, Inc.	4,629	86,192
Fortegra Financial Corp.†#	4,667	42,236
Horace Mann Educators Corp.	27,667	566,067
United Fire Group, Inc.	14,039	345,079

		1,289,082

Insurance-Property/Casualty - 1.1%

American Safety Insurance Holdings, Ltd.†#	6,303	145,158
AMERISAFE, Inc.	12,661	413,002
Amtrust Financial Services, Inc.#	18,718	622,373
Baldwin & Lyons, Inc., Class B	6,360	148,124
Donegal Group, Inc., Class A	5,449	78,575
EMC Insurance Group, Inc.#	3,126	80,463
Employers Holdings, Inc.	22,052	463,312
Enstar Group, Ltd.†	5,887	737,877
First American Financial Corp.	74,052	1,798,723
Global Indemnity PLC†	7,166	165,535
Hallmark Financial Services, Inc.†	9,943	90,084
Hilltop Holdings, Inc.†	27,677	355,373
Homeowners Choice, Inc.#	5,866	118,259
Infinity Property & Casualty Corp.	8,239	462,949
Investors Title Co.#	863	56,898

Meadowbrook Insurance Group, Inc.	35,235	247,702
National Interstate Corp.	4,347	144,668
Navigators Group, Inc.†	6,964	391,098
OneBeacon Insurance Group, Ltd., Class A	15,832	211,674
RLI Corp.	14,795	1,019,967
Safety Insurance Group, Inc.	8,848	415,856
Selective Insurance Group, Inc.	38,229	850,213
State Auto Financial Corp.	10,308	173,174
Stewart Information Services Corp.#	12,775	295,741
Tower Group, Inc.	24,262	452,486
Universal Insurance Holdings, Inc.#	13,030	57,202

		9,996,486

Insurance-Reinsurance - 0.6%

Alterra Capital Holdings, Ltd.	59,802	1,832,333
Argo Group International Holdings, Ltd.	17,991	683,298
Greenlight Capital Re, Ltd., Class A†#	19,600	470,008
Maiden Holdings, Ltd.	34,979	352,588
Montpelier Re Holdings, Ltd.	34,934	863,569
Platinum Underwriters Holdings, Ltd.	22,867	1,209,207

		5,411,003

Internet Application Software - 0.3%

Bazaarvoice, Inc.†	7,240	50,680
Brightcove, Inc.†	4,130	26,019
Dealertrack Technologies, Inc.†	29,604	873,022
IntraLinks Holdings, Inc.†	25,431	149,534
Lionbridge Technologies, Inc.†	39,264	149,989
RealNetworks, Inc.†	15,249	110,860
VirnetX Holding Corp.†#	29,270	1,031,182
Vocus, Inc.†	14,388	202,008

		2,593,294

Internet Connectivity Services - 0.1%

Ambient Corp.†#	1,888	5,098
Boingo Wireless, Inc.†#	11,016	66,977
Cogent Communications Group, Inc.	32,663	821,474
Envivio, Inc.†#	5,411	9,199
Internap Network Services Corp.†	37,005	321,203
PC-Tel, Inc.	12,881	89,137

		1,313,088

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	41,956	88,947
Shutterstock, Inc.†	3,610	117,686

		206,633

Internet Content-Information/News - 0.2%

Bankrate, Inc.†	32,221	362,486
Dice Holdings, Inc.†	29,492	284,303
HealthStream, Inc.†	13,622	291,375
Travelzoo, Inc.†	4,977	104,865
WebMD Health Corp.†	35,338	780,970
XO Group, Inc.†	18,269	167,161
Yelp, Inc.†	5,885	130,588

		2,121,748

Internet Incubators - 0.1%

ICG Group, Inc.†	25,977	338,480
ModusLink Global Solutions, Inc.†	27,519	79,255
Safeguard Scientifics, Inc.†#	14,503	219,575

		637,310

Internet Infrastructure Software - 0.1%

Responsys, Inc.†	24,925	201,145
support.com, Inc.†#	33,975	132,502
Unwired Planet, Inc.†	60,525	121,655

		455,302

Internet Security - 0.2%

iPass, Inc.†#	36,218	72,798
Sourcefire, Inc.†	20,615	1,105,582
VASCO Data Security International, Inc.†	19,663	162,613
Zix Corp.†	42,526	159,898

		1,500,891

Internet Telephone - 0.1%

BroadSoft, Inc.†	19,170	402,570
magicJack VocalTec, Ltd.†#	9,895	113,298

		515,868

Investment Companies - 1.0%

Apollo Investment Corp.	141,527	1,229,870
BlackRock Kelso Capital Corp.#	51,310	535,676
Capital Southwest Corp.#	2,074	240,252
Fifth Street Finance Corp.	73,350	784,845
Gladstone Capital Corp.	14,649	133,306
Golub Capital BDC, Inc.#	11,010	180,894
KCAP Financial, Inc.#	15,179	154,219
Main Street Capital Corp.#	21,333	681,163
MCG Capital Corp.	50,773	228,478
Medallion Financial Corp.	12,479	162,227
MVC Capital, Inc.	16,683	212,708
New Mountain Finance Corp.	13,595	207,052
NGP Capital Resources Co.	15,087	106,514
OFS Capital Corp.	4,651	67,253
PennantPark Investment Corp.	45,700	530,120
Prospect Capital Corp.	133,099	1,484,054
Solar Capital, Ltd.	26,972	660,814
Solar Senior Capital, Ltd.	6,627	124,720
Stellus Capital Investment Corp.	5,580	85,095
TCP Capital Corp.	4,014	62,940
THL Credit, Inc.	10,502	161,311
TICC Capital Corp.#	28,778	297,277
Triangle Capital Corp.#	19,017	574,313

		8,905,101

Investment Management/Advisor Services - 0.5%

Artio Global Investors, Inc.	21,532	58,567
Calamos Asset Management, Inc., Class A	13,417	150,002
CIFC Corp.†#	4,469	37,808
Cohen & Steers, Inc.	12,873	424,423
Epoch Holding Corp.	11,117	310,720
Financial Engines, Inc.†	32,310	1,055,891
GAMCO Investors, Inc., Class A	4,496	240,536
Manning & Napier, Inc.	9,476	141,571
Medley Capital Corp.	19,953	298,896
National Financial Partners Corp.†	28,323	556,830

Pzena Investment Management, Inc., Class A	6,825	42,929
Virtus Investment Partners, Inc.†	4,221	709,170
Westwood Holdings Group, Inc.	4,637	191,740
WisdomTree Investments, Inc.†	40,859	371,817

		4,590,900

Lasers-System/Components - 0.5%

Coherent, Inc.	16,512	953,733
Cymer, Inc.†#	21,580	2,133,830
Electro Scientific Industries, Inc.	15,984	175,984
II-VI, Inc.†	36,676	635,595
Newport Corp.†	26,653	435,777
Rofin-Sinar Technologies, Inc.†#	19,912	529,062

		4,863,981

Leisure Products - 0.4%

Brunswick Corp.	62,300	2,270,212
Johnson Outdoors, Inc., Class A†	3,952	90,422
Marine Products Corp.	7,231	48,592
WMS Industries, Inc.†	38,422	962,087

		3,371,313

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.	29,535	2,012,220
Universal Display Corp.†#	27,708	869,477

		2,881,697

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	13,140	547,544
UniFirst Corp.	10,110	844,589

		1,392,133

Machine Tools & Related Products - 0.0%

Hardinge, Inc.	8,143	106,510

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	14,000	498,540
Hyster-Yale Materials Handling, Inc.	7,687	393,805

		892,345

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.	16,348	1,063,764

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,831	172,853
Lindsay Corp.#	8,867	757,685

		930,538

Machinery-General Industrial - 0.9%

Albany International Corp., Class A	19,261	550,094
Altra Holdings, Inc.	18,789	483,629
Applied Industrial Technologies, Inc.	29,434	1,277,730
Chart Industries, Inc.†	20,857	1,513,384
DXP Enterprises, Inc.†	6,137	381,721
Flow International Corp.†	33,384	123,855
Intevac, Inc.†	16,227	77,565
Kadant, Inc.†	8,146	199,984
Middleby Corp.†	13,060	1,949,989
Sauer-Danfoss, Inc.	8,142	440,645
Tennant Co.	13,144	613,431
Twin Disc, Inc.	5,947	142,133

		7,754,160

Machinery-Material Handling - 0.1%

Cascade Corp.#	6,427	412,935
Columbus McKinnon Corp.†	13,533	265,517
NACCO Industries, Inc., Class A	3,843	223,240

		901,692

Machinery-Pumps - 0.0%

Gorman-Rupp Co.	10,601	305,733

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.	11,989	201,175

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp.	41,233	402,022
Odyssey Marine Exploration, Inc.†#	51,084	178,794

		580,816

Medical Imaging Systems - 0.0%

Merge Healthcare, Inc.†#	41,171	100,869

Medical Information Systems - 0.5%

athenahealth, Inc.†	25,004	2,345,125
Computer Programs & Systems, Inc.	7,717	402,365
Epocrates, Inc.†	12,991	152,644
Greenway Medical Technologies†#	5,517	87,445
Medidata Solutions, Inc.†	15,502	807,964
Quality Systems, Inc.#	27,587	510,911

		4,306,454

Medical Instruments - 0.9%

Abaxis, Inc.	15,130	641,815
AngioDynamics, Inc.†	17,124	212,166
ArthroCare Corp.†	19,293	673,712
AtriCure, Inc.†	10,165	90,265
Cardiovascular Systems, Inc.†	11,694	184,882
Conceptus, Inc.†#	21,887	488,737
CONMED Corp.	19,734	613,925
CryoLife, Inc.	19,221	117,825
DexCom, Inc.†	47,817	713,908
Endologix, Inc.†	38,594	581,226
Genomic Health, Inc.†#	11,194	320,708
Integra LifeSciences Holdings Corp.†	13,606	554,308
MAKO Surgical Corp.†#	27,473	351,380
Natus Medical, Inc.†	20,540	260,858
Navidea Biopharmaceuticals, Inc.†#	67,315	206,657
NuVasive, Inc.†	30,118	559,291
Solta Medical, Inc.†	47,765	108,904
Spectranetics Corp.†	23,917	434,094
SurModics, Inc.†	8,931	226,490
Symmetry Medical, Inc.†	25,571	266,705
Vascular Solutions, Inc.†	11,389	172,885
Volcano Corp.†	37,177	804,510

		8,585,251

Medical Labs & Testing Services - 0.1%

Bio-Reference Labs, Inc.†#	17,149	454,106

Medical Laser Systems - 0.1%

Cynosure, Inc., Class A†	8,601	243,666
Palomar Medical Technologies, Inc.†	13,623	150,398

PhotoMedex, Inc.†#	9,142	134,845

		528,909

Medical Products - 1.0%

ABIOMED, Inc.†#	23,313	373,941
Accuray, Inc.†#	49,735	212,368
Alphatec Holdings, Inc.†#	38,132	62,155
Atrion Corp.	1,103	216,453
Cantel Medical Corp.	14,783	460,195
Cerus Corp.†#	37,954	124,869
Chindex International, Inc.†	8,061	88,268
Cyberonics, Inc.†	19,210	878,857
EnteroMedics, Inc.†#	18,610	15,621
Exactech, Inc.†	5,991	110,294
Globus Medical, Inc., Class A†#	6,685	96,598
Greatbatch, Inc.†	16,495	446,520
Haemonetics Corp.†	35,352	1,458,270
Hanger, Inc.†	23,798	705,849
Invacare Corp.	22,196	322,064
Luminex Corp.†	29,083	490,921
NxStage Medical, Inc.†	36,106	405,109
Orthofix International NV†	13,065	486,802
Rockwell Medical Technologies, Inc.†#	14,549	64,161
Tornier NV†	11,118	193,231
West Pharmaceutical Services, Inc.	23,629	1,427,664
Wright Medical Group, Inc.†	27,420	637,515
Zeltiq Aesthetics, Inc.†	11,805	47,574

		9,325,299

Medical Sterilization Products - 0.2%

STERIS Corp.	40,323	1,572,597

Medical-Biomedical/Gene - 2.2%

Acorda Therapeutics, Inc.†	27,969	832,078
Aegerion Pharmaceuticals, Inc.†#	17,421	524,720
Affymax, Inc.†#	25,188	67,000
Agenus, Inc.†#	17,066	73,042
Alnylam Pharmaceuticals, Inc.†#	32,324	765,756
AMAG Pharmaceuticals, Inc.†	14,898	246,562
Arena Pharmaceuticals, Inc.†#	151,241	1,268,912
Arqule, Inc.†	41,088	101,076
Astex Pharmaceuticals†	64,950	211,737
BioCryst Pharmaceuticals, Inc.†#	34,299	41,159
BioTime, Inc.†#	21,271	89,551
Cambrex Corp.†	20,663	237,831
Celldex Therapeutics, Inc.†	43,231	411,559
Coronado Biosciences, Inc.†#	12,361	90,483
Cubist Pharmaceuticals, Inc.†	44,181	1,874,600
Curis, Inc.†	55,115	148,259
Dendreon Corp.†#	107,418	621,950
Discovery Laboratories, Inc.†	30,254	74,425
Dynavax Technologies Corp.†#	121,465	247,789
Emergent Biosolutions, Inc.†	18,060	279,749
Enzon Pharmaceuticals, Inc.#	27,080	114,548
Exact Sciences Corp.†	44,409	474,288
Exelixis, Inc.†#	127,857	583,028
Geron Corp.†#	92,137	134,520
GTx, Inc.†#	18,443	83,916
Halozyme Therapeutics, Inc.†	62,590	341,741
Harvard Bioscience, Inc.†	17,278	99,348
ImmunoGen, Inc.†#	58,204	882,955
Immunomedics, Inc.†#	45,979	105,752
Intercept Pharmaceuticals, Inc.†	3,288	128,298
InterMune, Inc.†#	45,617	404,623
KYTHERA Biopharmaceuticals, Inc.†#	3,530	91,992
Lexicon Pharmaceuticals, Inc.†#	147,499	290,573
Ligand Pharmaceuticals, Inc., Class B†	12,141	249,376
Maxygen, Inc.	19,362	47,243
Medicines Co.†	38,454	1,223,222
Merrimack Pharmaceuticals, Inc.†#	10,608	67,891
Momenta Pharmaceuticals, Inc.†	32,667	416,178
NewLink Genetics Corp.†#	8,839	104,035
Novavax, Inc.†#	90,503	164,715
NPS Pharmaceuticals, Inc.†	60,097	479,574
Omeros Corp.†#	18,009	97,789
OncoGenex Pharmaceutical, Inc.†	10,142	120,588
Oncothyreon, Inc.†	39,850	82,489
Pacific Biosciences of California, Inc.†#	25,860	59,478
PDL BioPharma, Inc.#	97,577	696,700
Repligen Corp.†#	21,517	134,051
RTI Biologics, Inc.†	38,946	141,374
Sangamo Biosciences, Inc.†#	36,682	373,790
Seattle Genetics, Inc.†#	66,299	1,865,654
Sequenom, Inc.†#	79,898	328,381
Spectrum Pharmaceuticals, Inc.#	41,520	473,328
Sunesis Pharmaceuticals, Inc.†#	20,656	107,824
Transcept Pharmaceuticals, Inc.†	8,793	50,999
Trius Therapeutics, Inc.†	18,235	95,734
Verastem, Inc.†	4,406	41,505
Vical, Inc.†	52,982	169,542
XOMA Corp.†#	56,808	153,950
ZIOPHARM Oncology, Inc.†#	46,374	205,437

		19,894,667

Medical-Drugs - 1.8%

Achillion Pharmaceuticals, Inc.†	41,471	335,915
Akorn, Inc.†#	39,668	547,418
Alkermes PLC†	85,398	1,853,991
Amicus Therapeutics, Inc.†#	21,027	56,352
Ampio Pharmaceuticals, Inc.†#	17,920	69,530
Anacor Pharmaceuticals, Inc.†#	11,272	39,227
Array BioPharma, Inc.†	81,009	315,125
Auxilium Pharmaceuticals, Inc.†	33,747	575,386
BioSpecifics Technologies Corp.†	3,458	54,291
Cadence Pharmaceuticals, Inc.†#	41,946	205,535
Cempra, Inc.†	2,948	19,221
ChemoCentryx, Inc.†#	3,784	51,046
Clovis Oncology, Inc.†#	9,532	179,773
Corcept Therapeutics, Inc.†#	34,342	55,977
Cumberland Pharmaceuticals, Inc.†#	8,286	36,293
Cytori Therapeutics, Inc.†	42,693	108,867
Durata Therapeutics, Inc.†#	6,024	51,505
Endocyte, Inc.†#	20,648	199,253
Furiex Pharmaceuticals, Inc.†	5,135	190,303
Hi-Tech Pharmacal Co., Inc.#	7,468	276,391
Hyperion Therapeutics, Inc.†#	2,473	45,108

Idenix Pharmaceuticals, Inc.†#	62,846	264,582
Infinity Pharmaceuticals, Inc.†	19,727	814,528
Ironwood Pharmaceuticals, Inc.†#	52,426	782,720
Jazz Pharmaceuticals PLC†	28,968	1,685,358
Keryx Biopharmaceuticals, Inc.†#	49,661	319,320
Lannett Co., Inc.†	11,139	92,008
Opko Health, Inc.†#	74,523	517,190
Optimer Pharmaceuticals, Inc.†#	32,822	397,803
Orexigen Therapeutics, Inc.†#	50,738	302,398
Pacira Pharmaceuticals, Inc.†#	12,870	281,338
Pain Therapeutics, Inc.#	26,491	77,619
Pernix Therapeutics Holdings†	6,346	37,822
PharMerica Corp.†	20,576	294,854
Pozen, Inc.†	18,551	114,831
Progenics Pharmaceuticals, Inc.†#	28,982	76,512
Raptor Pharmaceutical Corp.†#	36,101	179,422
Regulus Therapeutics, Inc.†	9,033	46,520
Repros Therapeutics, Inc.†#	11,844	139,167
Rigel Pharmaceuticals, Inc.†	59,487	399,753
Sagent Pharmaceuticals, Inc.†	6,544	107,322
Santarus, Inc.†	38,175	506,582
Sciclone Pharmaceuticals, Inc.†#	39,618	188,582
SIGA Technologies, Inc.†#	24,529	104,984
Sucampo Pharmaceuticals, Inc., Class A†	7,568	38,672
Supernus Pharmaceuticals, Inc.†	2,996	22,949
Synergy Pharmaceuticals, Inc.†#	28,663	156,787
Synta Pharmaceuticals Corp.†#	27,729	238,192
Targacept, Inc.†#	18,987	82,214
TESARO, Inc.†#	3,186	63,274
Vanda Pharmaceuticals, Inc.†	19,690	74,034
Ventrus Biosciences, Inc.†#	8,710	26,653
ViroPharma, Inc.†	45,974	1,146,592
Vivus, Inc.†#	69,546	745,533
XenoPort, Inc.†	29,956	228,864
Zogenix, Inc.†#	38,027	71,110

		15,892,596

Medical-Generic Drugs - 0.1%

Acura Pharmaceuticals, Inc.†#	8,445	17,397
Impax Laboratories, Inc.†	46,741	926,874

		944,271

Medical-HMO - 0.6%

Centene Corp.†	35,899	1,616,173
Magellan Health Services, Inc.†	19,052	982,321
Molina Healthcare, Inc.†	20,886	666,472
Triple-S Management Corp., Class B†	13,526	242,927
Universal American Corp.	26,209	218,583
WellCare Health Plans, Inc.†	30,056	1,718,903

		5,445,379

Medical-Hospitals - 0.1%

Acadia Healthcare Co., Inc.†	18,805	511,872
Select Medical Holdings Corp.	24,402	225,475
Vanguard Health Systems, Inc.†	22,174	329,727

		1,067,074

Medical-Nursing Homes - 0.2%

Assisted Living Concepts, Inc., Class A#	13,507	159,923
Ensign Group, Inc.	12,132	379,974
Kindred Healthcare, Inc.†	36,899	415,852
National Healthcare Corp.#	7,354	341,005
Skilled Healthcare Group, Inc., Class A†#	13,350	77,697

		1,374,451

Medical-Outpatient/Home Medical - 0.3%

Air Methods Corp.#	26,850	1,202,611
Almost Family, Inc.	5,753	118,454
Amedisys, Inc.†	21,015	237,470
Amsurg Corp.†	22,068	666,454
Gentiva Health Services, Inc.†	21,229	223,329
LHC Group, Inc.†	10,334	209,987

		2,658,305

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.	5,938	111,100
CIRCOR International, Inc.	12,139	505,954
Dynamic Materials Corp.	9,405	158,944
Haynes International, Inc.	8,569	441,303
Kaydon Corp.	22,350	558,973
LB Foster Co., Class A	6,356	280,681
Mueller Industries, Inc.	13,832	735,586
NN, Inc.†	11,875	102,838
RBC Bearings, Inc.†	15,473	771,174
Rexnord Corp.†	20,092	409,274
RTI International Metals, Inc.†#	21,147	627,431
Sun Hydraulics Corp.	14,413	401,979
Worthington Industries, Inc.	36,443	1,032,795

		6,138,032

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†#	11,646	191,344
Olympic Steel, Inc.#	6,362	131,502

		322,846

Metal Products-Fasteners - 0.0%

Eastern Co.#	4,335	72,091

Metal-Aluminum - 0.1%

Century Aluminum Co.†#	35,908	291,214
Kaiser Aluminum Corp.	13,459	824,229
Noranda Aluminum Holding Corp.	23,239	110,618

		1,226,061

Metal-Copper - 0.0%

Revett Minerals, Inc.†	17,785	31,124

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.	6,597	287,893
FreightCar America, Inc.	8,346	175,516
Hillenbrand, Inc.	38,464	949,676
John Bean Technologies Corp.	20,177	371,862
Movado Group, Inc.	12,275	442,391
Trimas Corp.†	22,462	644,435

		2,871,773

Motion Pictures & Services - 0.1%

Lions Gate Entertainment Corp.†	59,163	1,240,648

Multimedia - 0.2%

Demand Media, Inc.†#	20,896	169,258

Entravision Communications Corp., Class A#	35,374	70,748
EW Scripps Co., Class A†	20,833	225,205
Journal Communications, Inc., Class A†	28,171	154,095
Martha Stewart Living Omnimedia, Class A†	19,372	49,786
Meredith Corp.#	25,267	1,061,719

		1,730,811

Networking Products - 0.5%

Anixter International, Inc.	19,675	1,356,001
Black Box Corp.	11,534	279,815
Calix, Inc.†#	27,379	234,638
Extreme Networks, Inc.†	65,674	229,859
Infinera Corp.†#	76,534	496,706
Ixia†	29,414	596,516
LogMeIn, Inc.†#	15,393	274,919
NeoPhotonics Corp.†	13,638	68,463
NETGEAR, Inc.†	26,492	902,052
Parkervision, Inc.†#	52,931	211,195
Procera Networks, Inc.†	13,436	157,201

		4,807,365

Non-Ferrous Metals - 0.2%

Globe Specialty Metals, Inc.	42,875	612,684
Horsehead Holding Corp.†	30,558	322,998
Materion Corp.	14,245	394,017
Uranerz Energy Corp.†#	46,017	60,742
Uranium Energy Corp.†#	59,096	136,512
US Antimony Corp.†#	37,493	70,112

		1,597,065

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	26,100	122,148

Office Furnishings-Original - 0.4%

CompX International, Inc.#	795	11,233
Herman Miller, Inc.	40,687	976,488
HNI Corp.#	31,762	1,002,409
Interface, Inc.	40,858	748,110
Knoll, Inc.	33,437	569,098
Steelcase, Inc., Class A	53,067	750,898

		4,058,236

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†#	78,811	591,082

Oil & Gas Drilling - 0.2%

Hercules Offshore, Inc.†	110,527	749,373
Parker Drilling Co.†	82,039	390,505
Vantage Drilling Co.†	133,563	217,708

		1,357,586

Oil Companies-Exploration & Production - 2.6%

Abraxas Petroleum Corp.†#	57,579	118,037
Apco Oil and Gas International, Inc.	6,367	84,681
Approach Resources, Inc.†#	23,203	574,274
Berry Petroleum Co., Class A	36,522	1,671,612
Bill Barrett Corp.†#	33,558	605,722
Bonanza Creek Energy, Inc.†	6,911	233,799
BPZ Resources, Inc.†#	72,950	179,457
Callon Petroleum Co.†	27,514	148,301
Carrizo Oil & Gas, Inc.†	27,610	648,559
Clayton Williams Energy, Inc.†	4,115	163,366
Comstock Resources, Inc.†#	33,563	473,910
Contango Oil & Gas Co.	8,901	345,003
Crimson Exploration, Inc.†	14,826	47,888
Diamondback Energy, Inc.†	10,027	227,713
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Emerald Oil, Inc.†	11,181	77,149
Endeavour International Corp.†#	32,481	82,177
Energy XXI Bermuda, Ltd.	55,017	1,635,656
EPL Oil & Gas, Inc.†	19,348	497,824
Evolution Petroleum Corp.†	11,545	118,336
Forest Oil Corp.†#	82,150	476,470
FX Energy, Inc.†	36,919	130,324
Gastar Exploration, Ltd.†	41,136	47,306
Goodrich Petroleum Corp.†#	18,126	233,644
Gulfport Energy Corp.†	38,819	1,589,638
Halcon Resources Corp.†	77,692	551,613
Harvest Natural Resources, Inc.†#	27,500	148,775
Isramco, Inc.†	716	70,655
Kodiak Oil & Gas Corp.†	183,826	1,636,051
Magnum Hunter Resources Corp.†#	102,776	397,743
Matador Resources Co.†	9,835	76,811
McMoRan Exploration Co.†	70,775	1,138,770
Midstates Petroleum Co., Inc.†	16,757	125,007
Miller Energy Resources, Inc.†#	21,596	84,656
Northern Oil and Gas, Inc.†#	44,301	607,367
Oasis Petroleum, Inc.†	55,723	2,045,034
Panhandle Oil and Gas, Inc., Class A#	4,868	132,604
PDC Energy, Inc.†	20,874	973,563
Penn Virginia Corp.#	38,430	156,410
PetroQuest Energy, Inc.†	39,467	151,553
Quicksilver Resources, Inc.†#	81,918	152,368
Resolute Energy Corp.†	33,663	342,689
Rex Energy Corp.†	30,106	405,829
Rosetta Resources, Inc.†	36,898	1,796,195
Sanchez Energy Corp.†#	8,077	149,505
Stone Energy Corp.†	34,509	705,709
Swift Energy Co.†	29,887	404,072
Synergy Resources Corp.†	27,294	180,959
Triangle Petroleum Corp.†	30,862	193,505
Vaalco Energy, Inc.†	40,350	327,239
W&T Offshore, Inc.#	24,220	359,909
Warren Resources, Inc.†	50,009	131,024
ZaZa Energy Corp.†#	17,312	27,526

		23,883,987

Oil Field Machinery & Equipment - 0.6%

Bolt Technology Corp.	5,982	93,319
Dril-Quip, Inc.†	28,035	2,305,318
Flotek Industries, Inc.†	34,506	484,464
Forum Energy Technologies, Inc.†	15,476	412,900
Gulf Island Fabrication, Inc.	10,034	238,909
Lufkin Industries, Inc.#	23,435	1,518,119
Mitcham Industries, Inc.†	8,873	136,201
Natural Gas Services Group, Inc.†	8,586	149,912
Thermon Group Holdings, Inc.†	10,262	210,371

		5,549,513

Oil Refining & Marketing - 0.3%

Adams Resources & Energy, Inc.	1,468	58,441
Alon USA Energy, Inc.	6,781	132,161
Arabian American Development Co.†#	13,927	102,503
CVR Energy, Inc.	11,565	649,722
CVR Energy, Inc. (CVR)†(1)(2)	61,322	0
Delek US Holdings, Inc.	11,855	442,903
Western Refining, Inc.#	39,972	1,434,595

		2,820,325

Oil-Field Services - 1.0%

Basic Energy Services, Inc.†#	21,515	314,764
C&J Energy Services, Inc.†#	31,093	752,451
Cal Dive International, Inc.†#	67,035	121,333
Edgen Group, Inc.†	10,452	83,825
Exterran Holdings, Inc.†#	45,221	1,140,926
Forbes Energy Services, Ltd.†#	10,289	31,896
Helix Energy Solutions Group, Inc.†	73,690	1,725,083
Hornbeck Offshore Services, Inc.†	24,629	1,046,733
Key Energy Services, Inc.†	105,338	903,800
Matrix Service Co.†	17,949	279,286
Newpark Resources, Inc.†#	62,708	552,458
Pioneer Energy Services Corp.†	43,164	376,822
Targa Resources Corp.	20,220	1,233,420
Tesco Corp.†	21,169	269,058
TETRA Technologies, Inc.†	54,110	499,435
Willbros Group, Inc.†	27,147	183,242

		9,514,532

Optical Recognition Equipment - 0.0%

Digimarc Corp.	4,948	110,489

Optical Supplies - 0.0%

Staar Surgical Co.†#	25,329	136,523

Paper & Related Products - 0.6%

Boise, Inc.	70,097	602,133
Buckeye Technologies, Inc.	27,488	762,242
Clearwater Paper Corp.†	16,309	789,193
KapStone Paper and Packaging Corp.	28,182	750,768
Neenah Paper, Inc.	11,039	322,339
Orchids Paper Products Co.	4,014	87,987
P.H. Glatfelter Co.	29,828	541,378
Resolute Forest Products†#	56,504	779,755
Schweitzer-Mauduit International, Inc.	21,772	802,298
Wausau Paper Corp.	30,749	303,493

		5,741,586

Patient Monitoring Equipment - 0.2%

Insulet Corp.†	33,325	752,145
Masimo Corp.	34,826	691,296

		1,443,441

Pharmacy Services - 0.0%

BioScrip, Inc.†	30,641	335,519

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp.†	66,674	1,608,177
U.S. Physical Therapy, Inc.	8,207	202,056

		1,810,233

Physicians Practice Management - 0.1%

Healthways, Inc.†	23,302	299,431
IPC The Hospitalist Co., Inc.†#	11,560	482,052

		781,483

Pipelines - 0.2%

Crosstex Energy, Inc.	28,439	474,078
SemGroup Corp., Class A†	29,155	1,343,754

		1,817,832

Platinum - 0.1%

Stillwater Mining Co.†	80,746	1,052,928

Pollution Control - 0.0%

ADA-ES, Inc.†	6,280	166,860
CECO Environmental Corp.	5,002	54,022
GSE Holding, Inc.†	5,611	40,343
Met-Pro Corp.#	10,239	100,956

		362,181

Poultry - 0.1%

Pilgrim’s Pride Corp.†	42,082	370,742
Sanderson Farms, Inc.	16,022	812,796

		1,183,538

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	27,715	499,979
Capstone Turbine Corp.†#	208,230	201,983
Generac Holdings, Inc.#	17,252	594,331
Powell Industries, Inc.†	6,233	362,823
Power-One, Inc.†#	46,792	199,334
SunPower Corp.†#	27,736	325,621
Vicor Corp.†	13,707	72,373

		2,256,444

Precious Metals - 0.2%

Coeur d’Alene Mines Corp.†	62,700	1,191,927
Paramount Gold and Silver Corp.†#	91,089	183,089

		1,375,016

Printing-Commercial - 0.5%

ARC Document Solutions, Inc.†	25,484	57,339
Cenveo, Inc.†#	37,652	79,069
Consolidated Graphics, Inc.†	5,210	201,106
Deluxe Corp.#	35,569	1,411,378
Ennis, Inc.	18,243	285,685
Multi-Color Corp.#	9,418	227,256
Quad/Graphics, Inc.	17,569	382,126
Valassis Communications, Inc.#	27,744	762,683
VistaPrint NV†#	23,835	834,225

		4,240,867

Private Equity - 0.0%

Fidus Investment Corp.#	8,301	149,418
Gladstone Investment Corp.	18,192	136,258

		285,676

Protection/Safety - 0.1%

Ascent Capital Group, Inc., Class A†	9,909	679,658

Landauer, Inc.	6,594	387,134

		1,066,792

Publishing-Books - 0.1%

Courier Corp.	6,762	84,863
Scholastic Corp.#	18,090	544,509

		629,372

Publishing-Newspapers - 0.1%

Daily Journal Corp.†#	679	68,260
Dolan Co.†	21,328	62,065
McClatchy Co., Class A†#	40,429	105,115
New York Times Co., Class A†#	95,006	918,708

		1,154,148

Publishing-Periodicals - 0.0%

Value Line, Inc.#	918	8,840

Racetracks - 0.1%

Churchill Downs, Inc.	9,078	598,966
International Speedway Corp., Class A	19,326	582,486
Speedway Motorsports, Inc.#	8,126	132,129

		1,313,581

Radio - 0.1%

Beasley Broadcasting Group, Inc., Class A	3,071	16,031
Cumulus Media, Inc., Class A†#	43,111	140,973
Entercom Communications Corp., Class A†#	17,038	127,955
Saga Communications, Inc., Class A	3,261	143,158
Salem Communications Corp., Class A	7,056	44,312

		472,429

Real Estate Investment Trusts - 8.4%

Acadia Realty Trust	35,344	951,460
AG Mortgage Investment Trust, Inc.	15,839	415,457
Agree Realty Corp.	7,977	223,914
Alexander’s, Inc.	1,463	474,744
American Assets Trust, Inc.	23,055	696,953
American Capital Mortgage Investment Corp.	25,295	650,082
AmREIT, Inc., Class B	2,860	49,478
Anworth Mortgage Asset Corp.	95,698	583,758
Apollo Commercial Real Estate Finance, Inc.	16,328	281,658
Apollo Residential Mortgage, Inc.	16,869	377,528
Ares Commercial Real Estate Corp.#	5,372	91,485
ARMOUR Residential REIT, Inc.#	207,504	1,388,202
Ashford Hospitality Trust, Inc.	37,219	438,068
Associated Estates Realty Corp.	34,525	603,497
Campus Crest Communities, Inc.	26,894	337,251
CapLease, Inc.	46,573	278,507
Capstead Mortgage Corp.	68,818	862,978
Cedar Realty Trust, Inc.	41,816	240,024
Chatham Lodging Trust	9,702	159,695
Chesapeake Lodging Trust	27,629	594,852
Colonial Properties Trust	61,331	1,322,296
Colony Financial, Inc.	36,773	814,522
Coresite Realty Corp.	14,329	464,260
Cousins Properties, Inc.	63,995	622,031
CreXus Investment Corp.	46,711	621,723
CubeSmart	85,922	1,266,490
CYS Investments, Inc.#	122,036	1,447,347
DCT Industrial Trust, Inc.#	172,291	1,250,833
DiamondRock Hospitality Co.	131,090	1,171,945
DuPont Fabros Technology, Inc.#	42,774	990,646
Dynex Capital, Inc.#	37,908	410,544
EastGroup Properties, Inc.	19,862	1,128,360
Education Realty Trust, Inc.	78,835	860,090
EPR Properties	32,661	1,593,530
Equity One, Inc.	38,265	899,610
Excel Trust, Inc.	31,177	393,142
FelCor Lodging Trust, Inc.†	86,654	435,003
First Industrial Realty Trust, Inc.†	68,577	1,088,317
First Potomac Realty Trust#	35,553	502,364
Franklin Street Properties Corp.	50,563	695,241
Geo Group, Inc.	51,457	1,777,325
Getty Realty Corp.#	17,890	355,653
Gladstone Commercial Corp.#	7,635	144,760
Glimcher Realty Trust	97,277	1,095,339
Government Properties Income Trust#	29,997	793,721
Gramercy Capital Corp.†	32,018	122,309
Gyrodyne Co. of America, Inc.#	830	61,769
Healthcare Realty Trust, Inc.	60,831	1,618,105
Hersha Hospitality Trust	119,951	672,925
Highwoods Properties, Inc.#	54,779	1,999,433
Hudson Pacific Properties, Inc.	25,002	564,295
Inland Real Estate Corp.	53,370	515,554
Invesco Mortgage Capital, Inc.	80,501	1,692,131
Investors Real Estate Trust	63,375	602,696
iStar Financial, Inc.†#	58,844	587,852
JAVELIN Mortgage Investment Corp.	5,057	96,993
Kite Realty Group Trust	45,719	301,288
LaSalle Hotel Properties	59,735	1,516,672
Lexington Realty Trust	92,164	1,056,199
LTC Properties, Inc.	21,214	818,224
Medical Properties Trust, Inc.#	94,569	1,373,142
Monmouth Real Estate Investment Corp., Class A	28,067	313,228
National Health Investors, Inc.#	17,075	1,106,460
New York Mortgage Trust, Inc.#	34,577	243,422
NorthStar Realty Finance Corp.	114,117	1,021,347
Omega Healthcare Investors, Inc.	78,160	2,187,698
One Liberty Properties, Inc.	8,004	173,847
Parkway Properties, Inc.	14,997	253,599
Pebblebrook Hotel Trust	42,391	1,013,569
Pennsylvania Real Estate Investment Trust	39,030	704,491
PennyMac Mortgage Investment Trust	41,089	1,044,482
Potlatch Corp.	28,134	1,238,177
PS Business Parks, Inc.	12,847	950,550
RAIT Financial Trust#	34,809	252,017
Ramco-Gershenson Properties Trust	32,051	506,406
Redwood Trust, Inc.	55,145	1,117,238
Resource Capital Corp.	69,406	471,961
Retail Opportunity Investments Corp.#	36,917	476,598
RLJ Lodging Trust	74,424	1,591,929

Rouse Properties, Inc.#	15,448	256,591
Ryman Hospitality Properties#	22,547	1,008,978
Sabra Health Care REIT, Inc.	25,845	683,083
Saul Centers, Inc.	5,278	230,965
Select Income REIT	8,083	224,788
Sovran Self Storage, Inc.	20,228	1,230,672
Spirit Realty Capital, Inc.#	23,263	463,399
STAG Industrial, Inc.	21,712	460,512
Starwood Property Trust, Inc.	94,376	2,637,809
Strategic Hotels & Resorts, Inc.†	126,243	919,049
Summit Hotel Properties, Inc.	29,711	285,226
Sun Communities, Inc.	20,741	965,079
Sunstone Hotel Investors, Inc.†	95,416	1,081,063
Terreno Realty Corp.	9,356	167,472
Two Harbors Investment Corp.	206,032	2,649,572
UMH Properties, Inc.	9,658	96,773
Universal Health Realty Income Trust	8,290	473,442
Urstadt Biddle Properties, Inc., Class A	17,310	365,760
Washington Real Estate Investment Trust#	46,260	1,280,939
Western Asset Mortgage Capital Corp.	13,035	280,122
Whitestone REIT, Class B#	9,655	142,411
Winthrop Realty Trust	20,343	255,305

		76,270,299

Real Estate Management/Services - 0.1%

HFF, Inc., Class A	22,755	417,782
Kennedy-Wilson Holdings, Inc.	30,102	483,739

		901,521

Real Estate Operations & Development - 0.1%

AV Homes, Inc.†	6,883	103,382
Consolidated-Tomoka Land Co.#	2,997	102,048
Forestar Group, Inc.†	24,178	421,181
Thomas Properties Group, Inc.#	22,458	117,006

		743,617

Recreational Centers - 0.2%

Life Time Fitness, Inc.†#	29,901	1,260,028
Town Sports International Holdings, Inc.	16,173	149,924

		1,409,952

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	8,821	320,467

Recycling - 0.0%

Metalico, Inc.†#	27,964	45,861

Rental Auto/Equipment - 0.5%

Avis Budget Group, Inc.†	74,039	1,730,292
Electro Rent Corp.#	13,085	211,715
H&E Equipment Services, Inc.	20,018	389,550
McGrath RentCorp	17,272	509,351
Rent-A-Center, Inc.	41,444	1,503,588
Zipcar, Inc.†	18,745	229,252

		4,573,748

Research & Development - 0.2%

AVEO Pharmaceuticals, Inc.†#	27,141	181,030
PAREXEL International Corp.†	41,775	1,449,175

		1,630,205

Resorts/Theme Parks - 0.5%

Bluegreen Corp.†#	9,996	97,561
Marriott Vacations Worldwide Corp.†	18,551	765,414
Six Flags Entertainment Corp.	27,673	1,848,833
Vail Resorts, Inc.#	25,121	1,387,684

		4,099,492

Retail-Apparel/Shoe - 1.5%

Aeropostale, Inc.†	56,680	737,974
ANN, Inc.†	34,030	962,709
bebe stores, Inc.#	25,766	102,033
Body Central Corp.†	11,281	86,976
Brown Shoe Co., Inc.	29,884	490,098
Buckle, Inc.#	19,354	867,253
Cato Corp., Class A	19,123	490,696
Children’s Place Retail Stores, Inc.†	16,927	769,501
Destination Maternity Corp.	9,324	208,764
Destination XL Group, Inc.†	29,280	132,931
Express, Inc.†	62,394	1,154,289
Fifth & Pacific Cos., Inc.†	75,840	1,371,946
Finish Line, Inc., Class A	35,449	641,981
Francesca’s Holdings Corp.†#	24,264	617,519
Genesco, Inc.†	17,073	1,001,844
Hot Topic, Inc.	29,425	317,790
Jos. A. Bank Clothiers, Inc.†#	19,418	805,847
Men’s Wearhouse, Inc.	35,514	998,654
New York & Co., Inc.†	19,106	82,347
rue21, Inc.†#	10,797	291,519
Shoe Carnival, Inc.	9,963	193,581
Stein Mart, Inc.	19,056	162,167
Tilly’s, Inc.†	6,410	85,125
Vera Bradley, Inc.†#	14,051	354,085
Wet Seal, Inc., Class A†	63,098	185,508
Winmark Corp.#	1,586	98,046

		13,211,183

Retail-Appliances - 0.1%

Conn’s, Inc.†#	11,770	377,111
hhgregg, Inc.†#	10,930	102,305

		479,416

Retail-Auto Parts - 0.0%

Pep Boys-Manny Moe & Jack†	36,866	410,319

Retail-Automobile - 0.5%

America’s Car-Mart, Inc.†	5,580	266,501
Asbury Automotive Group, Inc.†	19,417	655,518
Group 1 Automotive, Inc.#	15,991	923,320
Lithia Motors, Inc., Class A	15,117	621,309
Penske Automotive Group, Inc.#	29,612	881,253
Rush Enterprises, Inc., Class A†	23,203	568,474
Sonic Automotive, Inc., Class A	29,786	665,419

		4,581,794

Retail-Bedding - 0.0%

Mattress Firm Holding Corp.†#	7,679	213,860

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†#	19,777	311,290

Retail-Building Products - 0.1%

Lumber Liquidators Holdings, Inc.†#	19,206	1,136,803

Orchard Supply Hardware Stores Corp., Class A†#	1,325	6,175

		1,142,978

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,224	89,252
Systemax, Inc.#	7,708	76,695

		165,947

Retail-Consumer Electronics - 0.0%

RadioShack Corp.#	69,356	208,068

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.#	26,563	1,503,200
Pantry, Inc.†	16,298	202,747
Susser Holdings Corp.†	7,804	345,561

		2,051,508

Retail-Discount - 0.2%

Citi Trends, Inc.†	10,397	106,985
Fred’s, Inc., Class A	25,689	348,600
Gordmans Stores, Inc.†	5,900	78,529
HSN, Inc.	24,901	1,332,203
Tuesday Morning Corp.†	29,179	259,693

		2,126,010

Retail-Drug Store - 0.1%

Rite Aid Corp.†#	460,329	754,940

Retail-Hair Salons - 0.1%

Regis Corp.#	40,152	723,539

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.	13,381	245,541
Kirkland’s, Inc.†	9,473	110,266
Pier 1 Imports, Inc.	67,759	1,522,545
Restoration Hardware Holdings, Inc.†#	3,852	148,726

		2,027,078

Retail-Hypermarkets - 0.0%

Roundy’s, Inc.#	13,947	79,916

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	14,224	184,201
Steinway Musical Instruments, Inc.†	4,816	108,167
West Marine, Inc.†	10,592	132,506

		424,874

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	76,640	873,696

Retail-Misc./Diversified - 0.1%

Five Below, Inc.†	7,714	307,017
Perfumania Holdings, Inc.†#	3,539	21,765
Pricesmart, Inc.#	12,681	940,296

		1,269,078

Retail-Office Supplies - 0.2%

Office Depot, Inc.†	197,981	797,864
OfficeMax, Inc.	60,390	722,868

		1,520,732

Retail-Pawn Shops - 0.3%

Cash America International, Inc.#	20,490	1,037,613
Ezcorp, Inc.†	33,457	691,891
First Cash Financial Services, Inc.†	19,956	1,055,872

		2,785,376

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	14,185	179,440

Retail-Regional Department Stores - 0.1%

Bon-Ton Stores, Inc.#	8,826	94,703
Stage Stores, Inc.	21,385	527,996

		622,699

Retail-Restaurants - 1.6%

AFC Enterprises, Inc.†	16,987	509,610
Biglari Holdings, Inc.†	845	316,351
BJ’s Restaurants, Inc.†#	17,111	526,848
Bloomin’ Brands, Inc.†#	12,831	220,821
Bob Evans Farms, Inc.	20,327	827,309
Bravo Brio Restaurant Group, Inc.†	13,628	205,510
Buffalo Wild Wings, Inc.†#	12,951	1,019,114
Carrols Restaurant Group, Inc.†#	10,631	56,557
CEC Entertainment, Inc.	12,761	386,020
Cheesecake Factory, Inc.#	37,675	1,305,062
Chuy’s Holdings, Inc.†	4,679	133,398
Cracker Barrel Old Country Store, Inc.	13,421	1,010,333
Del Frisco’s Restaurant Group, Inc.†	4,046	71,169
Denny’s Corp.†	67,071	379,622
DineEquity, Inc.	10,666	745,447
Domino’s Pizza, Inc.	40,392	1,923,467
Einstein Noah Restaurant Group, Inc.#	4,290	57,658
Fiesta Restaurant Group, Inc.†	11,277	254,860
Frisch’s Restaurants, Inc.	2,187	41,597
Ignite Restaurant Group, Inc.†	4,628	64,977
Jack in the Box, Inc.†	30,845	976,553
Jamba, Inc.†#	53,944	151,043
Krispy Kreme Doughnuts, Inc.†	41,470	547,404
Luby’s, Inc.†	13,954	113,586
Nathan’s Famous, Inc.†	1,862	68,224
Papa John’s International, Inc.†	12,513	650,801
Red Robin Gourmet Burgers, Inc.†	10,245	439,306
Ruby Tuesday, Inc.†	44,497	326,608
Ruth’s Hospitality Group, Inc.†	24,575	222,649
Sonic Corp.†	39,614	447,242
Texas Roadhouse, Inc.	43,528	841,831

		14,840,977

Retail-Sporting Goods - 0.3%

Big 5 Sporting Goods Corp.	11,594	180,750
Cabela’s, Inc.†	32,538	1,646,097
Hibbett Sports, Inc.†#	18,415	973,049
Zumiez, Inc.†#	15,274	349,775

		3,149,671

Retail-Video Rentals - 0.1%

Coinstar, Inc.†#	21,833	1,117,631

Retail-Vitamins & Nutrition Supplements - 0.1%

Vitamin Shoppe, Inc.†	20,536	1,079,167

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.†	19,642	451,766
Emeritus Corp.†	21,430	610,540
Five Star Quality Care, Inc.†	29,670	188,108

		1,250,414

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	43,467	1,098,846

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	23,378	344,124
Proto Labs, Inc.†	3,503	162,855

		506,979

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	37,209	970,411
Iridium Communications, Inc.†#	34,672	211,846
Loral Space & Communications, Inc.	7,668	446,584

		1,628,841

Savings & Loans/Thrifts - 1.1%

Astoria Financial Corp.	60,775	594,379
Bank Mutual Corp.	32,315	184,842
BankFinancial Corp.	14,699	117,298
Beneficial Mutual Bancorp, Inc.†	22,898	219,592
Berkshire Hills Bancorp, Inc.	17,206	418,106
BofI Holding, Inc.†	7,748	260,875
Brookline Bancorp, Inc.	48,857	444,599
BSB Bancorp, Inc.†	5,720	75,504
Cape Bancorp, Inc.	7,866	71,502
Charter Financial Corp.	4,579	56,367
Clifton Savings Bancorp, Inc.#	5,962	67,371
Dime Community Bancshares, Inc.	21,928	311,597
ESB Financial Corp.	7,251	99,556
ESSA Bancorp, Inc.	6,866	75,869
EverBank Financial Corp.	15,578	235,228
First Defiance Financial Corp.	6,786	152,821
First Federal Bancshares of Arkansas, Inc.†#	2,423	23,261
First Financial Holdings, Inc.	11,528	230,099
First Financial Northwest, Inc.†	11,163	88,523
First Pactrust Bancorp, Inc.	7,397	75,967
Flushing Financial Corp.	21,569	340,790
Fox Chase Bancorp, Inc.	8,858	148,106
Heritage Financial Group, Inc.	6,047	82,965
Hingham Institution for Savings#	894	62,544
Home Bancorp, Inc.†	4,766	87,885
Home Federal Bancorp, Inc.	10,140	116,610
HomeStreet, Inc.†	6,076	151,778
HomeTrust Bancshares, Inc.†	14,760	228,042
Investors Bancorp, Inc.	30,834	544,837
Kearny Financial Corp.#	10,557	105,464
Meridian Interstate Bancorp, Inc.†	5,915	107,002
NASB Financial, Inc.†	2,925	64,964
Northfield Bancorp, Inc.	14,383	163,678
Northwest Bancshares, Inc.	68,082	850,344
OceanFirst Financial Corp.	10,040	139,958
Oritani Financial Corp.	31,705	466,381
Peoples Federal Bancshares, Inc.#	4,251	76,008
Provident Financial Holdings, Inc.	6,784	116,006
Provident Financial Services, Inc.	41,981	629,295
Provident New York Bancorp#	27,566	247,543
Rockville Financial, Inc.	19,939	256,415
Roma Financial Corp.#	5,097	76,659
SI Financial Group, Inc.	7,377	84,393
Simplicity Bancorp, Inc.	6,319	96,302
Territorial Bancorp, Inc.	7,697	179,494
United Financial Bancorp, Inc.	14,708	219,885
Waterstone Financial, Inc.†#	5,095	38,977
Westfield Financial, Inc.	17,059	132,890
WSFS Financial Corp.	5,313	252,367

		9,870,938

Schools - 0.3%

American Public Education, Inc.†#	12,575	490,174
Bridgepoint Education, Inc.†	12,139	123,939
Capella Education Co.†	8,867	280,729
Career Education Corp.†	36,112	115,558
Corinthian Colleges, Inc.†#	54,602	116,302
Education Management Corp.†#	18,591	66,184
Grand Canyon Education, Inc.†	27,869	667,463
K12, Inc.†#	18,609	387,998
Lincoln Educational Services Corp.#	15,907	100,373
National American University Holdings, Inc.#	7,040	27,386
Strayer Education, Inc.#	8,276	406,269
Universal Technical Institute, Inc.	14,958	174,410

		2,956,785

Security Services - 0.1%

Brink’s Co.	32,966	871,951
LifeLock, Inc.†	12,594	146,720

		1,018,671

Seismic Data Collection - 0.2%

Dawson Geophysical Co.†	5,530	170,877
Geospace Technologies Corp.†	8,891	865,272
Global Geophysical Services, Inc.†#	13,542	31,689
ION Geophysical Corp.†#	92,044	611,172
TGC Industries, Inc.	10,167	97,298

		1,776,308

Semiconductor Components-Integrated Circuits - 0.7%

Aeroflex Holding Corp.†	13,790	127,558
ANADIGICS, Inc.†	49,140	103,685
Cirrus Logic, Inc.†#	44,977	1,081,247
Emulex Corp.†	60,542	390,496
Exar Corp.†	25,943	304,830
Hittite Microwave Corp.†	21,982	1,424,873
Integrated Device Technology, Inc.†	99,242	674,846
MaxLinear, Inc., Class A†#	15,446	90,822

Micrel, Inc.	33,870	356,312
Pericom Semiconductor Corp.†	16,475	115,655
Power Integrations, Inc.#	19,797	827,713
Sigma Designs, Inc.†	22,952	106,727
TriQuint Semiconductor, Inc.†	117,557	552,518

		6,157,282

Semiconductor Equipment - 0.8%

ATMI, Inc.†	22,267	487,647
Axcelis Technologies, Inc.†	75,069	85,579
Brooks Automation, Inc.	46,258	467,668
Cabot Microelectronics Corp.†	16,434	561,550
Cohu, Inc.	16,994	170,960
Entegris, Inc.†	95,746	910,545
FormFactor, Inc.†	34,606	173,722
Intermolecular, Inc.†	9,658	93,393
LTX-Credence Corp.†	34,186	198,279
Mattson Technology, Inc.†	40,789	50,171
MKS Instruments, Inc.	36,647	994,600
Nanometrics, Inc.†	16,383	241,649
Photronics, Inc.†	42,121	279,683
Rudolph Technologies, Inc.†	22,416	247,024
Tessera Technologies, Inc.	36,199	645,790
Ultra Clean Holdings, Inc.†	19,426	114,613
Ultratech, Inc.†	18,282	749,196
Veeco Instruments, Inc.†#	27,105	864,921

		7,336,990

Silver Mining - 0.1%

Golden Minerals Co.†#	23,055	66,859
Hecla Mining Co.#	199,009	923,402

		990,261

Software Tools - 0.0%

EPAM Systems, Inc.†	3,393	71,185

Specified Purpose Acquisitions - 0.0%

National Bank Holdings Corp., Class A	5,042	91,210

Steel Pipe & Tube - 0.1%

Furmanite Corp.†	25,984	155,125
Mueller Water Products, Inc., Class A	109,286	614,187
Northwest Pipe Co.†	6,538	156,127
Omega Flex, Inc.	1,922	26,774

		952,213

Steel-Producers - 0.1%

AK Steel Holding Corp.#	94,818	355,567
Metals USA Holdings Corp.	8,117	168,347
Schnitzer Steel Industries, Inc., Class A	17,610	503,822
Shiloh Industries, Inc.	4,067	42,622

		1,070,358

Steel-Specialty - 0.0%

Universal Stainless & Alloy†	4,780	169,642

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†#	26,663	717,768
Wesco Aircraft Holdings, Inc.†#	12,294	167,198

		884,966

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†	27,265	78,796

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†	69,163	1,054,044
Finisar Corp.†	63,672	932,795
Harmonic, Inc.†	82,013	466,654
KVH Industries, Inc.†	10,298	137,170
Oclaro, Inc.†#	50,937	67,746
Oplink Communications, Inc.†	13,298	204,257

		2,862,666

Telecom Services - 0.3%

Aviat Networks, Inc.†	42,740	152,154
Cbeyond, Inc.†	18,934	132,917
Consolidated Communications Holdings, Inc.	27,917	469,006
EarthLink, Inc.	74,083	430,422
Fairpoint Communications, Inc.†#	14,420	120,407
Hawaiian Telcom Holdco, Inc.†	7,146	137,703
Lumos Networks Corp.	10,596	121,006
Neutral Tandem, Inc.#	19,595	67,211
NTELOS Holdings Corp.	10,350	129,168
ORBCOMM, Inc.†	24,933	109,955
Premiere Global Services, Inc.†	34,914	372,532
Primus Telecommunications Group, Inc.#	8,481	93,206
RigNet, Inc.†	8,593	168,595
USA Mobility, Inc.	15,447	179,494
Vonage Holdings Corp.†	111,003	293,048

		2,976,824

Telecommunication Equipment - 0.7%

8x8, Inc.†	49,323	298,404
ADTRAN, Inc.#	44,445	992,901
Anaren, Inc.†	9,695	187,598
Arris Group, Inc.†	78,852	1,368,082
Aware, Inc.	8,457	42,285
Comtech Telecommunications Corp.	12,528	335,500
Neonode, Inc.†#	15,682	83,585
Numerex Corp., Class A†	6,981	85,796
Plantronics, Inc.	29,653	1,196,795
Preformed Line Products Co.	1,639	116,074
ShoreTel, Inc.†	33,632	136,546
Sonus Networks, Inc.†	148,384	363,541
Symmetricom, Inc.†	29,031	143,413
Tellabs, Inc.	255,450	518,564
Westell Technologies, Inc.† Class A	31,997	58,235

		5,927,319

Telephone-Integrated - 0.2%

Atlantic Tele-Network, Inc.	6,277	295,019
Cincinnati Bell, Inc.†#	137,560	447,070
General Communication, Inc., Class A†	25,726	217,385
HickoryTech Corp.	9,403	88,294

IDT Corp., Class B#	10,559	106,751
Shenandoah Telecommunications Co.#	16,636	239,725

		1,394,244

Television - 0.2%

Belo Corp., Class A	65,249	563,751
Central European Media Enterprises, Ltd., Class A†#	25,609	133,935
LIN TV Corp., Class A†	21,254	241,658
Sinclair Broadcast Group, Inc., Class A	35,169	495,180

		1,434,524

Textile-Apparel - 0.0%

Cherokee, Inc.	5,850	81,724
Perry Ellis International, Inc.	8,271	134,156
Unifi, Inc.†	9,810	153,625

		369,505

Textile-Products - 0.0%

Culp, Inc.#	6,083	95,564

Theaters - 0.1%

Carmike Cinemas, Inc.†	12,354	193,463
National CineMedia, Inc.	39,111	596,443
Reading International, Inc.†	11,664	64,152

		854,058

Therapeutics - 0.9%

Allos Therapeutics, Inc. (CVR)†#(1)(2)	55,715	0
Anika Therapeutics, Inc.†	8,218	102,314
AVANIR Pharmaceuticals, Inc., Class A†#	94,647	258,386
Cornerstone Therapeutics, Inc.†#	5,989	39,947
Dyax Corp.†	68,918	221,227
Isis Pharmaceuticals, Inc.†#	69,883	1,027,280
MannKind Corp.†#	78,667	201,387
Neurocrine Biosciences, Inc.†	46,252	489,346
Osiris Therapeutics, Inc.†#	11,481	75,545
Pharmacyclics, Inc.†	37,953	3,331,514
Questcor Pharmaceuticals, Inc.#	37,499	1,222,467
Synageva BioPharma Corp.†	7,282	363,882
Theravance, Inc.†#	42,317	858,612
Threshold Pharmaceuticals, Inc.†#	31,363	145,211

		8,337,118

Tobacco - 0.2%

Alliance One International, Inc.†	60,947	227,332
Universal Corp.#	16,223	905,081
Vector Group, Ltd.	38,752	621,970

		1,754,383

Toys - 0.1%

JAKKS Pacific, Inc.#	15,361	187,097
LeapFrog Enterprises, Inc.†#	35,194	301,613

		488,710

Transactional Software - 0.3%

ACI Worldwide, Inc.†	27,732	1,270,403
Bottomline Technologies de, Inc.†	24,384	661,538
InnerWorkings, Inc.†#	22,149	327,141
Synchronoss Technologies, Inc.†	19,278	581,617

		2,840,699

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	37,073	204,643
Atlas Air Worldwide Holdings, Inc.†	18,431	869,759

		1,074,402

Transport-Equipment & Leasing - 0.3%

AMERCO	6,045	911,042
Greenbrier Cos., Inc.†#	15,938	322,744
TAL International Group, Inc.#	20,371	876,972
Textainer Group Holdings, Ltd.#	9,644	390,003
Willis Lease Finance Corp.†	3,797	56,993

		2,557,754

Transport-Marine - 0.3%

CAI International, Inc.†	10,119	279,284
Frontline, Ltd.†#	35,953	73,344
GasLog, Ltd.	16,399	210,071
Genco Shipping & Trading, Ltd.†#	21,788	55,995
Gulfmark Offshore, Inc., Class A	18,715	668,500
International Shipholding Corp.	3,824	70,018
Knightsbridge Tankers, Ltd.	17,038	119,266
Nordic American Tankers, Ltd.#	36,912	329,993
Rand Logistics, Inc.†#	12,328	70,270
Scorpio Tankers, Inc.†	39,314	334,169
Ship Finance International, Ltd.	33,945	574,010
Teekay Tankers, Ltd., Class A#	43,935	108,959

		2,893,879

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†	30,926	2,768,496

Transport-Services - 0.4%

Bristow Group, Inc.	24,949	1,453,529
Echo Global Logistics, Inc.†#	10,299	192,076
Hub Group, Inc., Class A†	25,878	976,377
Pacer International, Inc.†#	24,479	101,588
PHI, Inc.†#	9,089	286,758
Universal Truckload Services, Inc.	3,816	69,604
XPO Logistics, Inc.†	12,295	214,179

		3,294,111

Transport-Truck - 0.7%

Arkansas Best Corp.#	17,762	204,974
Celadon Group, Inc.	13,981	278,641
Forward Air Corp.	20,288	765,263
Heartland Express, Inc.#	33,474	454,242
Knight Transportation, Inc.	40,343	631,771
Marten Transport, Ltd.	10,862	224,843
Old Dominion Freight Line, Inc.†	49,705	1,786,895
Patriot Transportation Holding, Inc.†#	4,439	120,652
Quality Distribution, Inc.†	14,902	117,577
Roadrunner Transportation Systems, Inc.†	9,969	227,094
Saia, Inc.†	11,169	358,860
Swift Transportation Co.†	55,090	745,368
Werner Enterprises, Inc.	30,848	710,121

		6,626,301

Travel Services - 0.1%

Interval Leisure Group, Inc.	27,048	564,492

Venture Capital - 0.1%

GSV Capital Corp.†#	13,477	112,263
Harris & Harris Group, Inc.†	21,625	76,985
Hercules Technology Growth Capital, Inc.	36,865	461,919

		651,167

Veterinary Diagnostics - 0.1%

Neogen Corp.†	16,430	769,253

Virtual Reality Products - 0.0%

RealD, Inc.†#	28,897	336,361

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†#	4,983	103,148
Nature’s Sunshine Products, Inc.	7,890	114,089
Nutraceutical International Corp.	6,076	99,586
Omega Protein Corp.†	13,670	113,188
Star Scientific, Inc.†#	101,639	179,901
Synutra International, Inc.†	12,070	52,625
USANA Health Sciences, Inc.†#	4,156	184,069

		846,606

Water - 0.3%

American States Water Co.	13,155	696,689
Artesian Resources Corp., Class A	5,209	115,900
California Water Service Group#	29,232	586,394
Connecticut Water Service, Inc.#	7,526	224,726
Consolidated Water Co., Ltd.#	10,170	92,751
Middlesex Water Co.#	10,959	213,262
PICO Holdings, Inc.†	15,883	341,643
SJW Corp.#	9,818	260,275
York Water Co.#	8,949	165,199

		2,696,839

Water Treatment Systems - 0.1%

Energy Recovery, Inc.†	30,649	150,793
Heckmann Corp.†#	98,161	349,453

		500,246

Web Hosting/Design - 0.1%

NIC, Inc.	44,963	796,744
Web.com Group, Inc.†#	24,451	417,623

		1,214,367

Web Portals/ISP - 0.1%

Blucora, Inc.†	27,924	432,822
MeetMe, Inc.†#	12,902	33,158
Synacor, Inc.†	4,706	15,483
Towerstream Corp.†#	33,119	82,466
Trulia, Inc.†#	4,857	115,791

		679,720

Wire & Cable Products - 0.2%

Belden, Inc.	31,748	1,598,829
Coleman Cable, Inc.	6,061	60,065
Encore Wire Corp.	11,541	377,275
Insteel Industries, Inc.	12,340	196,083

		2,232,252

Wireless Equipment - 0.7%

Aruba Networks, Inc.†#	77,996	1,943,660
CalAmp Corp.†	20,023	219,252
Globecomm Systems, Inc.†	16,075	195,151
InterDigital, Inc.#	28,565	1,268,286
RF Micro Devices, Inc.†	194,020	894,432
Ruckus Wireless, Inc.†#	5,859	125,148
Telenav, Inc.†#	11,577	82,313
Telular Corp.	11,565	115,187
Tessco Technologies, Inc.#	3,760	85,615
Ubiquiti Networks, Inc.#	7,305	100,590
ViaSat, Inc.†#	26,171	1,228,990

		6,258,624

Wound, Burn & Skin Care - 0.0%

Derma Sciences, Inc.†#	8,090	99,750
Obagi Medical Products, Inc.†	12,146	163,728

		263,478

Total Common Stock
(cost $764,724,740)		891,051,964

REGISTERED INVESTMENT COMPANIES - 0.0%

Firsthand Technology Value Fund, Inc.†
(cost $113,455)	5,968	111,065

RIGHTS - 0.0%
Distribution/Wholesale - 0.0%

BlueLinx Holdings, Inc.
Expires 03/27/2013
(strike price $1.75)†
(cost $0)	16,842	7,064

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Magnum Hunter Resources Corp.
Expires 10/14/2013
(strike price $10.50)† (cost $0)	8,134	1,057

Total Long-Term Investment Securities
(cost $764,838,195)		891,171,150

SHORT-TERM INVESTMENT SECURITIES - 14.3%
Registered Investment Companies - 13.9%

State Street Navigator Securities Lending Prime Portfolio(3)	126,333,941	126,333,941

U.S. Government Treasuries - 0.4%

United States Treasury Bills Disc. Notes 0.06% due 03/14/2013(4)	$3,500,000	3,499,924

Total Short-Term Investment Securities
(cost $129,833,865)		129,833,865

REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(5)
(cost $13,217,000)	13,217,000	13,217,000

TOTAL INVESTMENTS
(cost $907,889,060)(6)	113.8%	1,034,222,015
Liabilities in excess of other assets	(13.8)	(125,685,540)

NET ASSETS	100.0%	$908,536,475

†	Non-income producing security

#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At February 28, 2013, the Fund had loaned securities with a total value of $123,299,018. This was secured by collateral of $126,333,941, which was received in cash and subsequently invested in short-term investments currently value at $126,333,941 as reported in the portfolio of investments. The remaining collateral of $655,320 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.25% to 7.50%	11/30/2013 to 02/15/2042	$655,320
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Recovery

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2013	Unrealized Appreciation (Depreciation)

193	Long	Russell 2000 Mini Index	March 2013	$16,786,159	$17,566,860	$780,701

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$56,887,357	$—	$0	$56,887,357
Oil Companies - Exploration & Production	23,883,987	—	0	23,883,987
Oil Refining & Marketing	2,820,325	—	0	2,820,325
Real Estate Investment Trusts	76,270,299	—	—	76,270,299
Therapeutics	8,337,118	—	0	8,337,118
Other Industries*	722,852,878	—	—	722,852,878
Registered Investment Companies	111,065	—	—	111,065
Rights	7,064	—	—	7,064
Warrants	—	1,057	—	1,057
Short-Term Investment Securities:
Registered Investment Companies	126,333,941	—	—	126,333,941
U.S. Government Treasuries	—	3,499,924	—	3,499,924
Repurchase Agreement	—	13,217,000	—	13,217,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	780,701	—	—	780,701

Total	$1,018,284,735	$16,717,981	$0	$1,035,002,716

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.1%
Aerospace/Defense - 0.5%

Esterline Technologies Corp.†	14,326	$987,491

Aerospace/Defense-Equipment - 1.0%

Alliant Techsystems, Inc.	17,145	1,128,141
Curtiss-Wright Corp.	27,321	948,312

		2,076,453

Apparel Manufacturers - 2.2%

Delta Apparel, Inc.†#	50,562	828,711
Hanesbrands, Inc.†	30,590	1,212,588
Jones Group, Inc.#	71,962	830,442
Maidenform Brands, Inc.†	96,955	1,860,566

		4,732,307

Applications Software - 0.6%

EPIQ Systems, Inc.	7,100	88,324
Progress Software Corp.†	49,919	1,124,176

		1,212,500

Auto/Truck Parts & Equipment-Original - 0.8%

American Axle & Manufacturing Holdings, Inc.†#	85,773	1,085,029
Modine Manufacturing Co.†#	85,680	706,003

		1,791,032

Auto/Truck Parts & Equipment-Replacement - 0.8%

Commercial Vehicle Group, Inc.†#	57,639	455,348
Douglas Dynamics, Inc.#	91,748	1,304,657

		1,760,005

Banks-Commercial - 9.8%

Associated Banc-Corp.#	83,270	1,198,255
BancorpSouth, Inc.	53,449	817,770
Bank of Hawaii Corp.#	18,905	914,813
Chemical Financial Corp.#	10,519	257,610
City National Corp.#	7,365	418,406
East West Bancorp, Inc.	31,310	770,226
First Citizens BancShares, Inc., Class A	30,182	5,419,178
First Horizon National Corp.#	82,770	879,845
First Midwest Bancorp, Inc.	24,460	305,750
FirstMerit Corp.#	56,240	850,349
Fulton Financial Corp.#	101,920	1,156,792
Glacier Bancorp, Inc.#	13,552	236,347
Hancock Holding Co.#	27,965	844,543
Independent Bank Corp.#	6,260	198,379
International Bancshares Corp.	11,442	231,701
Lakeland Financial Corp.#	6,830	168,838
NBT Bancorp, Inc.#	9,582	196,048
Prosperity Bancshares, Inc.#	14,227	656,434
TCF Financial Corp.#	109,849	1,509,325
UMB Financial Corp.#	51,571	2,351,122
Umpqua Holdings Corp.#	10,495	131,712
Webster Financial Corp.	21,050	463,521
WesBanco, Inc.#	10,516	245,969
Wintrust Financial Corp.#	21,499	784,713

		21,007,646

Batteries/Battery Systems - 0.4%

EnerSys, Inc.†	22,940	937,787

Building & Construction Products-Misc. - 1.8%

Quanex Building Products Corp.#	87,631	1,744,733
Simpson Manufacturing Co., Inc.#	76,789	2,234,560

		3,979,293

Building-Heavy Construction - 0.3%

Tutor Perini Corp.†#	37,553	638,777

Building-Maintance & Services - 0.2%

ABM Industries, Inc.	21,250	482,375

Building-Mobile Home/Manufactured Housing - 0.4%

Cavco Industries, Inc.†#	19,385	874,457

Chemicals-Diversified - 0.8%

Huntsman Corp.	41,835	720,817
Olin Corp.	40,915	947,592

		1,668,409

Chemicals-Plastics - 0.7%

A. Schulman, Inc.	47,501	1,489,156

Chemicals-Specialty - 0.9%

American Pacific Corp.†	21,868	404,558
Cabot Corp.#	22,224	817,399
Sensient Technologies Corp.	20,372	751,930
Zep, Inc.	3,597	53,811

		2,027,698

Circuit Boards - 0.1%

TTM Technologies, Inc.†	19,571	160,482

Commercial Services - 0.4%

Macquarie Infrastructure Co. LLC	17,877	918,520

Commercial Services-Finance - 0.7%

CBIZ, Inc.†#	11,811	75,118
Euronet Worldwide, Inc.†#	10,925	263,730
Global Cash Access Holdings, Inc.†	25,110	178,281
Global Payments, Inc.#	20,144	971,142

		1,488,271

Computer Services - 1.2%

CACI International, Inc., Class A†	13,355	677,766
DST Systems, Inc.#	13,365	907,751
Sykes Enterprises, Inc.†	63,769	947,607

		2,533,124

Computers-Integrated Systems - 1.0%

Brocade Communications Systems, Inc.†	159,378	894,111
NCR Corp.†#	30,985	854,566
Netscout Systems, Inc.†#	14,329	364,386

		2,113,063

Computers-Memory Devices - 0.7%

Imation Corp.†	471,793	1,608,814

Consulting Services - 1.3%

FTI Consulting, Inc.†	37,611	1,306,606
Navigant Consulting, Inc.†	6,676	84,985
Towers Watson & Co., Class A	22,333	1,486,708

		2,878,299

Consumer Products-Misc. - 2.0%

Blyth, Inc.#	52,135	745,009
Central Garden & Pet Co.†	42,260	373,156
Central Garden & Pet Co., Class A†#	33,402	291,600
Helen of Troy, Ltd.†#	27,348	1,014,064
WD-40 Co.	32,725	1,774,022

		4,197,851

Data Processing/Management - 0.1%

CSG Systems International, Inc.†#	9,110	176,825

Disposable Medical Products - 0.5%

ICU Medical, Inc.†#	18,081	1,026,278

Distribution/Wholesale - 1.2%

Ingram Micro, Inc., Class A†	49,179	927,516

Owens & Minor, Inc.#	50,925	1,550,666
ScanSource, Inc.†	6,218	186,602

		2,664,784

Diversified Financial Services - 0.1%

DFC Global Corp.†#	13,490	251,993

Diversified Manufacturing Operations - 2.2%

Barnes Group, Inc.	18,711	497,900
Carlisle Cos., Inc.	13,392	908,915
Crane Co.	21,088	1,134,112
ITT Corp.	42,475	1,118,367
Koppers Holdings, Inc.	5,847	242,533
SPX Corp.#	9,419	758,324

		4,660,151

Diversified Minerals - 0.1%

AMCOL International Corp.#	10,430	304,973

Diversified Operations/Commercial Services - 1.0%

Viad Corp.	74,897	2,056,672

Electric-Integrated - 2.3%

ALLETE, Inc.#	50,693	2,382,571
IDACORP, Inc.#	19,965	932,166
Portland General Electric Co.	32,895	976,652
TECO Energy, Inc.#	41,840	721,740

		5,013,129

Electronic Components-Misc. - 1.8%

AVX Corp.#	129,411	1,524,462
Celestica, Inc.†	71,509	581,368
Sanmina Corp.†	14,934	152,924
Vishay Intertechnology, Inc.†#	126,649	1,670,500

		3,929,254

Electronic Components-Semiconductors - 2.1%

Amkor Technology, Inc.†#	35,602	144,188
DSP Group, Inc.†#	131,880	954,811
Lattice Semiconductor Corp.†#	347,294	1,625,336
Microsemi Corp.†	47,660	983,226
PMC - Sierra, Inc.†#	141,865	920,704

		4,628,265

Electronic Design Automation - 0.3%

Mentor Graphics Corp.†	36,110	639,508

Electronic Measurement Instruments - 0.8%

Itron, Inc.†	13,775	579,514
Orbotech, Ltd.†	109,137	1,047,715

		1,627,229

Engineering/R&D Services - 0.8%

EMCOR Group, Inc.	12,100	466,697
Foster Wheeler AG†#	36,093	868,398
URS Corp.	10,400	439,504

		1,774,599

Engines-Internal Combustion - 0.3%

Briggs & Stratton Corp.#	24,308	594,574

Enterprise Software/Service - 0.5%

ManTech International Corp., Class A#	7,053	174,985
Omnicell, Inc.†	44,693	805,368

		980,353

Finance-Consumer Loans - 0.1%

Nelnet, Inc., Class A	5,272	174,925

Finance-Investment Banker/Broker - 0.8%

Interactive Brokers Group, Inc., Class A	26,717	393,007
Investment Technology Group, Inc.†#	106,438	1,288,964

		1,681,971

Finance-Leasing Companies - 0.4%

Aircastle, Ltd.#	66,968	902,059

Food-Canned - 1.1%

Seneca Foods Corp., Class A†#	18,573	566,848
TreeHouse Foods, Inc.†#	32,479	1,896,449

		2,463,297

Funeral Services & Related Items - 1.3%

Matthews International Corp., Class A#	83,681	2,761,473

Gold Mining - 0.7%

Aurizon Mines, Ltd.†#	173,862	740,652
Royal Gold, Inc.#	11,586	759,347

		1,499,999

Home Furnishings - 0.0%

Furniture Brands International, Inc.†#	70,700	64,337

Human Resources - 1.4%

Heidrick & Struggles International, Inc.	59,776	812,954
Insperity, Inc.	23,184	657,266
Korn/Ferry International†	82,675	1,530,314

		3,000,534

Identification Systems - 0.2%

Brady Corp., Class A	14,763	502,680

Insurance Brokers - 0.7%

Brown & Brown, Inc.	48,735	1,462,050

Insurance-Life/Health - 0.7%

Protective Life Corp.#	33,015	1,053,839
Symetra Financial Corp.	28,325	373,040

		1,426,879

Insurance-Multi-line - 0.2%

Fortegra Financial Corp.†	47,224	427,377

Insurance-Property/Casualty - 0.9%

Hanover Insurance Group, Inc.#	22,485	959,660
Stewart Information Services Corp.#	41,799	967,647

		1,927,307

Insurance-Reinsurance - 2.5%

Aspen Insurance Holdings, Ltd.#	25,925	929,670
Endurance Specialty Holdings, Ltd.#	46,163	2,033,019
Montpelier Re Holdings, Ltd.#	24,520	606,134
Platinum Underwriters Holdings, Ltd.	17,668	934,284
Validus Holdings, Ltd.	21,768	775,594

		5,278,701

Investment Companies - 0.9%

KKR Financial Holdings LLC	15,660	173,669
Prospect Capital Corp.	15,280	170,372
Steel Excel, Inc.†#	65,279	1,648,295

		1,992,336

Investment Management/Advisor Services - 1.6%

CIFC Corp.†#	40,275	340,726
Federated Investors, Inc., Class B#	20,104	466,815
Waddell & Reed Financial, Inc., Class A#	27,694	1,136,008
Westwood Holdings Group, Inc.#	33,871	1,400,566

		3,344,115

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.	2,286	117,112

Machinery-Electrical - 1.1%

Franklin Electric Co., Inc.	36,169	2,353,517

Machinery-General Industrial - 1.8%

Kadant, Inc.†#	154,375	3,789,906

Medical Instruments - 0.5%

Integra LifeSciences Holdings Corp.†	11,110	452,621
Thoratec Corp.†	17,876	629,414

		1,082,035

Medical Products - 1.5%

Haemonetics Corp.†#	25,292	1,043,295
Hill-Rom Holdings, Inc.	21,064	690,478
Orthofix International NV†	9,170	341,674
West Pharmaceutical Services, Inc.#	19,234	1,162,118

		3,237,565

Medical Sterilization Products - 0.4%

STERIS Corp.#	21,763	848,757

Medical-Biomedical/Gene - 1.5%

Bio-Rad Laboratories, Inc., Class A†	9,112	1,122,598
Cambrex Corp.†	90,071	1,036,717
Charles River Laboratories International, Inc.†	26,875	1,094,888

		3,254,203

Medical-Drugs - 0.3%

Lannett Co., Inc.†#	58,812	485,787
PharMerica Corp.†	11,710	167,804

		653,591

Medical-Generic Drugs - 0.3%

Impax Laboratories, Inc.†	36,569	725,163

Medical-Hospitals - 0.6%

LifePoint Hospitals, Inc.†#	22,005	970,201
Select Medical Holdings Corp.	31,030	286,717

		1,256,918

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc.†#	24,644	277,738

Medical-Outpatient/Home Medical - 0.1%

Almost Family, Inc.	4,221	86,910
Gentiva Health Services, Inc.†#	14,597	153,561

		240,471

Metal Processors & Fabrication - 1.3%

LB Foster Co., Class A	3,880	171,341
Mueller Industries, Inc.	35,290	1,876,722
Worthington Industries, Inc.#	29,099	824,666

		2,872,729

Miscellaneous Manufacturing - 1.4%

Hillenbrand, Inc.#	88,495	2,184,942
John Bean Technologies Corp.	45,372	836,206

		3,021,148

Multimedia - 0.4%

Meredith Corp.#	20,253	851,031

Networking Products - 0.3%

Black Box Corp.	23,057	559,363

Office Supplies & Forms - 0.5%

ACCO Brands Corp.†#	137,060	1,027,950

Oil & Gas Drilling - 0.8%

Atwood Oceanics, Inc.†#	34,313	1,755,110

Oil Companies-Exploration & Production - 3.3%

Berry Petroleum Co., Class A#	15,115	691,814
Bill Barrett Corp.†#	53,701	969,303
Comstock Resources, Inc.†#	107,702	1,520,752
Energen Corp.#	16,759	774,936
Penn Virginia Corp.#	71,733	291,953
Stone Energy Corp.†	87,911	1,797,780
Swift Energy Co.†#	52,753	713,221
W&T Offshore, Inc.#	26,223	389,674

		7,149,433

Oil-Field Services - 0.8%

Cal Dive International, Inc.†#	61,468	111,257
CARBO Ceramics, Inc.#	8,373	760,268
Superior Energy Services, Inc.†	34,312	907,553

		1,779,078

Paper & Related Products - 2.2%

Clearwater Paper Corp.†	13,892	672,234
Neenah Paper, Inc.	66,280	1,935,376
Schweitzer-Mauduit International, Inc.	47,344	1,744,626
Wausau Paper Corp.#	45,262	446,736

		4,798,972

Precious Metals - 0.3%

Coeur d’Alene Mines Corp.†	33,693	640,504

Publishing-Books - 0.5%

Courier Corp.#	52,152	654,508
John Wiley & Sons, Inc., Class A#	10,202	373,189

		1,027,697

Publishing-Newspapers - 0.5%

AH Belo Corp., Class A#	194,625	978,964

Real Estate Investment Trusts - 3.6%

Ashford Hospitality Trust, Inc.#	14,920	175,608
Associated Estates Realty Corp.	10,430	182,316
Brandywine Realty Trust#	79,445	1,092,369
CapLease, Inc.	29,670	177,427
CBL & Associates Properties, Inc.#	37,570	854,342
Hatteras Financial Corp.	24,138	644,243
Hospitality Properties Trust#	37,349	997,218
Omega Healthcare Investors, Inc.#	43,695	1,223,023
Pennsylvania Real Estate Investment Trust	39,000	703,950
Post Properties, Inc.	19,981	953,893
Select Income REIT	27,991	778,430

		7,782,819

Rental Auto/Equipment - 0.1%

Aaron’s, Inc.	5,840	159,374
McGrath RentCorp#	4,759	140,343

		299,717

Retail-Apparel/Shoe - 2.0%

Ascena Retail Group, Inc.†#	22,390	375,928
Christopher & Banks Corp.†	118,645	717,802
Guess?, Inc.#	47,868	1,325,465
Men’s Wearhouse, Inc.#	66,690	1,875,323

		4,294,518

Retail-Automobile - 0.0%

America’s Car-Mart, Inc.†#	1,844	88,069

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.#	12,777	723,050

Retail-Restaurants - 1.6%

Brinker International, Inc.#	25,435	849,020
CEC Entertainment, Inc.	7,406	224,031
Denny’s Corp.†#	286,413	1,621,098
Wendy’s Co.#	115,333	656,245

		3,350,394

Rubber-Tires - 0.5%

Cooper Tire & Rubber Co.#	38,865	982,507

Savings & Loans/Thrifts - 1.9%

First Niagara Financial Group, Inc.#	281,799	2,305,116
Provident New York Bancorp#	85,301	766,003

Washington Federal, Inc.	63,845	1,120,480

		4,191,599

Security Services - 0.4%

Brink’s Co.	34,460	911,467

Semiconductor Components-Integrated Circuits - 0.5%

Exar Corp.†	91,168	1,071,224

Semiconductor Equipment - 1.3%

ATMI, Inc.†	114,560	2,508,864
Kulicke & Soffa Industries, Inc.†	33,573	363,260

		2,872,124

Silver Mining - 0.3%

Pan American Silver Corp.	42,004	692,646

Steel-Producers - 0.4%

Steel Dynamics, Inc.#	54,487	832,017

Telecom Services - 0.8%

Aviat Networks, Inc.†	153,278	545,670
EarthLink, Inc.#	188,818	1,097,032

		1,642,702

Telecommunication Equipment - 0.9%

Arris Group, Inc.†	54,221	940,734
Plantronics, Inc.#	23,175	935,343

		1,876,077

Textile-Products - 0.2%

Dixie Group, Inc.†	123,318	527,801

Transactional Software - 0.9%

ACI Worldwide, Inc.†	41,725	1,911,422

Transport-Air Freight - 0.4%

Atlas Air Worldwide Holdings, Inc.†	16,519	779,532

Transport-Marine - 0.1%

Ship Finance International, Ltd.	10,360	175,188

Transport-Services - 0.5%

Ryder System, Inc.#	19,715	1,107,983

Transport-Truck - 1.2%

Arkansas Best Corp.#	50,122	578,408
Forward Air Corp.#	52,670	1,986,712

		2,565,120

Wire & Cable Products - 0.4%

General Cable Corp.†#	28,597	941,985

Wireless Equipment - 0.0%

Tessco Technologies, Inc.#	3,495	79,581

Total Common Stock (cost $185,321,548)		204,800,934

EXCHANGE-TRADED FUNDS - 1.9%

iShares Russell 2000 Index Fund#	22,074	1,996,814
iShares Russell 2000 Value Index Fund#	26,468	2,140,467

Total Exchange-Traded Funds (cost $3,775,463)		4,137,281

WARRANTS - 0.0%
Rubber/Plastic Products - 0.0%
Plastec Technologies, Ltd. Expires 11/18/14 (Strike price $11.50) †(1) (cost $0)	19,280	1,157

Total Long-Term Investment Securities (cost $189,097,011)		208,939,372

SHORT-TERM INVESTMENT SECURITIES - 18.5%
Registered Investment Companies - 15.6%
State Street Navigator Securities Lending Prime Portfolio(2)	33,470,997	33,470,997

Time Deposits - 2.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013	$6,322,000	6,322,000

Total Short-Term Investment Securities (cost $39,792,997)		39,792,997

TOTAL INVESTMENTS (cost $228,890,008)(3)	115.5%	248,732,369
Liabilities in excess of other assets	(15.5)	(33,462,904)

NET ASSETS	100.0%	$215,269,465

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $1,157 representing 0.0% of net assets.
(2)	At February 28, 2013, the Fund had loaned securities with a total value of $32,552,219. This was secured by collateral of $33,470,997, which was received in cash and subsequently invested in short-term investments currently valued at $33,470,997 as reported in the portfolio of investments.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$21,007,646	$—	$—	$21,007,646
Other Industries*	183,793,288	—	—	183,793,288
Exchange Traded Funds	4,137,281	—	—	4,137,281
Warrants	1,157	—	—	1,157
Short-Term Investment Securities:
Registered Investment Companies	33,470,997	—	—	33,470,997
Time Deposits	—	6,322,000	—	6,322,000

Total	$242,410,369	$6,322,000	$—	$248,732,369

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.2%
Advanced Materials - 0.9%

Hexcel Corp.†	35,314	$962,306

Aerospace/Defense-Equipment - 1.0%

B/E Aerospace, Inc.†	19,498	1,025,790

Agricultural Chemicals - 0.3%

Intrepid Potash, Inc.#	14,876	293,206

Apparel Manufacturers - 1.5%

Hanesbrands, Inc.†#	25,679	1,017,916
Oxford Industries, Inc.#	12,600	612,486

		1,630,402

Appliances - 1.1%

Whirlpool Corp.	9,842	1,111,654

Applications Software - 0.6%

Demandware, Inc.†	24,300	642,735

Auction House/Art Dealers - 0.4%

Sotheby’s#	10,300	393,769

Auto/Truck Parts & Equipment-Original - 0.6%

Dana Holding Corp.	22,700	379,771
Titan International, Inc.#	12,123	255,917

		635,688

B2B/E-Commerce - 0.5%

SPS Commerce, Inc.†	14,946	558,831

Banks-Commercial - 2.4%

Associated Banc-Corp.#	76,138	1,095,626
SVB Financial Group†	10,500	704,130
Wintrust Financial Corp.#	18,800	686,200

		2,485,956

Batteries/Battery Systems - 0.3%

EnerSys, Inc.†	6,600	269,808

Building & Construction Products-Misc. - 0.8%

Gibraltar Industries, Inc.†#	36,100	619,115
USG Corp.†#	9,400	265,268

		884,383

Building-Residential/Commercial - 0.5%

D.R. Horton, Inc.#	23,091	514,929

Casino Services - 0.6%

SHFL Entertainment, Inc.†	39,000	618,540

Chemicals-Diversified - 0.4%

Rockwood Holdings, Inc.#	6,370	398,762

Chemicals-Specialty - 0.9%

Ashland, Inc.	11,678	910,534

Commercial Services - 0.8%

HMS Holdings Corp.†#	29,600	858,104

Commercial Services-Finance - 2.0%

Alliance Data Systems Corp.†#	7,329	1,163,039
Cardtronics, Inc.†	37,161	979,564

		2,142,603

Communications Software - 0.5%

SolarWinds, Inc.†#	9,060	511,528

Computer Aided Design - 0.8%

ANSYS, Inc.†#	11,830	896,714

Computer Data Security - 0.5%

Fortinet, Inc.†	23,864	577,032

Computer Services - 2.0%

FleetMatics Group PLC†	14,800	351,500
KEYW Holding Corp.†#	74,898	1,086,021
LivePerson, Inc.†#	45,270	655,057

		2,092,578

Computer Software - 1.0%

Akamai Technologies, Inc.†#	29,474	1,089,359

Computers-Integrated Systems - 0.7%

Netscout Systems, Inc.†	28,634	728,163

Consulting Services - 0.6%

Advisory Board Co.†	5,600	284,536
Corporate Executive Board Co.	7,222	390,999

		675,535

Consumer Products-Misc. - 1.7%

Jarden Corp.†	18,755	1,164,873
SodaStream International, Ltd.†#	12,800	609,152

		1,774,025

Cosmetics & Toiletries - 0.7%

Elizabeth Arden, Inc.†#	18,500	719,650

Dental Supplies & Equipment - 0.4%

Align Technology, Inc.†#	14,200	446,448

Diagnostic Equipment - 0.7%

Cepheid, Inc.†#	19,700	717,671

Distribution/Wholesale - 0.9%

Beacon Roofing Supply, Inc.†#	16,700	616,230
MWI Veterinary Supply, Inc.†#	2,338	295,196

		911,426

Diversified Manufacturing Operations - 2.7%

A.O. Smith Corp.#	13,947	997,629
Barnes Group, Inc.#	45,200	1,202,772
ITT Corp	24,017	632,368

		2,832,769

E-Commerce/Products - 1.1%

Shutterfly, Inc.†#	27,700	1,198,856

E-Commerce/Services - 1.5%

Angie’s List, Inc.†#	37,236	635,246
Ctrip.com International, Ltd. ADR#	22,853	440,834
TripAdvisor, Inc.†	11,219	510,016

		1,586,096

Electric Products-Misc. - 0.6%

Littelfuse, Inc.	9,219	610,021

Electronic Components-Semiconductors - 1.5%

Cavium, Inc.†#	43,600	1,609,712

Electronic Security Devices - 0.5%

Taser International, Inc.†	67,000	499,150

Enterprise Software/Service - 3.4%

Concur Technologies, Inc.†#	17,100	1,200,420
MedAssets, Inc.†	37,535	693,271
QLIK Technologies, Inc.†	24,700	642,200
Ultimate Software Group, Inc.†#	10,251	1,007,366

		3,543,257

Filtration/Separation Products - 0.3%

Polypore International, Inc.†#	8,906	340,922

Finance-Consumer Loans - 0.8%

Portfolio Recovery Associates, Inc.†#	7,600	888,630

Finance-Other Services - 0.8%

MarketAxess Holdings, Inc.	17,000	664,020
WageWorks, Inc.†	9,049	213,647

		877,667

Food-Misc./Diversified - 0.5%

Annie’s, Inc.†	12,900	541,284

Health Care Cost Containment - 0.4%

ExamWorks Group, Inc.†#	27,500	389,400

Home Furnishings - 0.6%

Ethan Allen Interiors, Inc.	22,900	639,826

Hotel/Motels - 0.8%

Ryman Hospitality Properties#	19,823	887,079

Industrial Automated/Robotic - 0.7%

Nordson Corp.	11,223	711,538

Instruments-Scientific - 1.0%

PerkinElmer, Inc.	30,202	1,032,002

Insurance Brokers - 1.1%

Brown & Brown, Inc.	37,245	1,117,350

Insurance-Property/Casualty - 0.5%

First American Financial Corp.	22,400	544,096

Internet Application Software - 0.7%

Brightcove, Inc.†#	49,338	310,830
Vocus, Inc.†	27,932	392,165

		702,995

Internet Connectivity Services - 1.2%

Cogent Communications Group, Inc.#	49,000	1,232,350

Internet Content-Entertainment - 0.8%

Pandora Media, Inc.†#	49,600	605,120
Shutterstock, Inc.†#	6,722	219,137

		824,257

Internet Content-Information/News - 0.6%

Bankrate, Inc.†#	54,000	607,500

Internet Infrastructure Software - 1.4%

F5 Networks, Inc.†	5,404	510,300
support.com, Inc.†#	235,706	919,253

		1,429,553

Internet Security - 0.6%

Sourcefire, Inc.†#	11,200	600,656

Internet Telephone - 0.5%

BroadSoft, Inc.†#	27,569	578,949

Investment Management/Advisor Services - 2.3%

Financial Engines, Inc.#	41,000	1,339,880
Waddell & Reed Financial, Inc., Class A#	27,037	1,109,058

		2,448,938

Machine Tools & Related Products - 1.0%

Kennametal, Inc.#	24,983	1,011,312

Machinery-General Industrial - 0.5%

Roper Industries, Inc.#	4,210	524,608

Medical Instruments - 2.7%

DexCom, Inc.†#	95,508	1,425,934
Endologix, Inc.†#	58,500	881,010
Volcano Corp.†#	25,359	548,769

		2,855,713

Medical Products - 2.7%

Cooper Cos., Inc.	10,263	1,088,494
Cyberonics, Inc.†	22,834	1,044,655
Hanger, Inc.†	23,742	704,188

		2,837,337

Medical-Biomedical/Gene - 2.4%

Alnylam Pharmaceuticals, Inc.†#	10,200	241,638
Ariad Pharmaceuticals, Inc.†#	25,800	542,574
Cubist Pharmaceuticals, Inc.†#	10,700	454,001
Exact Sciences Corp.†#	56,400	602,352
Medicines Co.†	13,900	442,159
Seattle Genetics, Inc.†#	9,900	278,586

		2,561,310

Medical-Drugs - 2.4%

Achillion Pharmaceuticals, Inc.†	24,189	195,931
Akorn, Inc.†#	57,400	792,120
Jazz Pharmaceuticals PLC†#	8,886	516,988
Salix Pharmaceuticals, Ltd.†	21,997	1,074,553

		2,579,592

Medical-Hospitals - 0.9%

Universal Health Services, Inc., Class B	16,309	944,128

Metal Processors & Fabrication - 0.4%

RBC Bearings, Inc.†#	9,200	458,528

Networking Products - 1.0%

Anixter International, Inc	9,548	658,048
Procera Networks, Inc.†#	34,597	404,785

		1,062,833

Non-Ferrous Metals - 1.0%

Materion Corp.#	39,452	1,091,242

Oil Companies-Exploration & Production - 2.3%

Comstock Resources, Inc.†#	22,400	316,288
Energy XXI Bermuda, Ltd.#	21,300	633,249
Oasis Petroleum, Inc.†#	11,600	425,720
Whiting Petroleum Corp.†	21,389	1,041,644

		2,416,901

Oil Field Machinery & Equipment - 1.4%

Dril-Quip, Inc.†	12,667	1,041,607
Lufkin Industries, Inc.#	6,900	446,982

		1,488,589

Oil-Field Services - 1.0%

Helix Energy Solutions Group, Inc.†	23,265	544,634
Key Energy Services, Inc.†#	56,800	487,344

		1,031,978

Physicians Practice Management - 1.5%

IPC The Hospitalist Co., Inc.†	13,100	546,270
MEDNAX, Inc.†#	11,895	1,018,450

		1,564,720

Rental Auto/Equipment - 1.0%

United Rentals, Inc.†#	20,459	1,092,715

Respiratory Products - 1.0%

ResMed, Inc.#	22,819	1,015,217

Retail-Apparel/Shoe - 2.8%

DSW, Inc., Class A	14,126	956,189
Urban Outfitters, Inc.†	24,794	1,004,653
Vera Bradley, Inc.†#	37,410	942,732

		2,903,574

Retail-Automobile - 0.8%

Group 1 Automotive, Inc.#	14,300	825,682

Retail-Building Products - 0.4%

Lumber Liquidators Holdings, Inc.†#	7,500	443,925

Retail-Catalog Shopping - 2.1%

MSC Industrial Direct Co., Class A	25,470	2,173,100

Retail-Home Furnishings - 0.6%

Pier 1 Imports, Inc.#	29,900	671,853

Retail-Perfume & Cosmetics - 0.8%

Ulta Salon Cosmetics & Fragrance, Inc.†#	9,500	841,320

Retail-Pet Food & Supplies - 0.5%

PetSmart, Inc.#	8,448	550,049

Retail-Restaurants - 1.0%

Buffalo Wild Wings, Inc.†#	13,326	1,048,623

Retail-Sporting Goods - 1.1%

Dick’s Sporting Goods, Inc	18,358	917,900
Hibbett Sports, Inc.†#	5,000	264,200

		1,182,100

Retail-Vitamins & Nutrition Supplements - 1.4%

Vitamin Shoppe, Inc.†#	29,039	1,525,999

Seismic Data Collection - 0.4%

ION Geophysical Corp.†#	60,500	401,720

Semiconductor Components-Integrated Circuits - 1.9%

NXP Semiconductor NV†	39,491	1,276,349
Power Integrations, Inc.#	18,000	752,580

		2,028,929

Telecom Equipment-Fiber Optics - 1.1%

Ciena Corp.†#	16,600	252,984
IPG Photonics Corp.#	15,781	935,655

		1,188,639

Telecom Services - 0.9%

tw telecom, Inc.†	36,422	922,205

Therapeutics - 0.5%

Onyx Pharmaceuticals, Inc.†	6,425	483,867

Transactional Software - 0.6%

InnerWorkings, Inc.†#	42,067	621,330

Transport-Rail - 1.1%

Kansas City Southern#	11,264	1,159,854

Transport-Services - 0.5%

Hub Group, Inc., Class A†	14,796	558,253

Transport-Truck - 0.6%

Forward Air Corp.#	17,089	644,597

Web Hosting/Design - 0.3%

Rackspace Hosting, Inc.†#	5,900	329,574

Wireless Equipment - 1.6%

Aruba Networks, Inc.†#	69,465	1,731,068

Total Common Stock
(cost $88,582,001)		102,525,966

EXCHANGE-TRADED FUNDS - 0.9%

iShares Russell 2000 Growth Index Fund (cost $950,932)	9,273	952,152

Total Long-Term Investment Securities

(cost $89,532,933)		103,478,118

SHORT-TERM INVESTMENT SECURITIES - 15.8%
Registered Investment Companies - 13.8%

State Street Navigator Securities Lending Prime Portfolio(1)	14,548,162	14,548,162

Time Deposits - 2.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/2013	$2,084,000	2,084,000

Total Short-Term Investment Securities
(cost $16,632,162)		16,632,162

TOTAL INVESTMENTS
(cost $106,165,095)(2)	113.9%	120,110,280
Liabilities in excess of other assets	(13.9)	(14,658,253)

NET ASSETS	100.0%	$105,452,027

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2013, the Fund had loaned securities with a total value of $14,355,798. This was secured by collateral of $14,548,162, which was received in cash and subsequently invested in short-term investments currently valued at $14,548,162 as reported in the portfolio of investments. Additional collateral of $137,973 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
U.S. Treasury Notes/Bonds	0.13% to 3.13%	12/31/2013 to 01/31/2017	$137,973

(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$102,525,966	$—	$—	$102,525,966
Exchange Traded Funds	952,152	—	—	952,152
Short-Term Investment Securities:
Registered Investment Companies	14,548,162	—	—	14,548,162
Time Deposits	—	2,084,000	—	2,084,000

Total	$118,026,280	$2,084,000	$—	$120,110,280

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.1%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	119,300	$1,524,654
Omnicom Group, Inc.#	73,100	4,205,443

		5,730,097

Aerospace/Defense - 1.0%

Boeing Co.	187,700	14,434,130
General Dynamics Corp.	91,800	6,239,646
Lockheed Martin Corp.	74,300	6,538,400
Northrop Grumman Corp.#	67,900	4,459,672
Raytheon Co.	91,200	4,976,784
Rockwell Collins, Inc.#	38,800	2,332,268

		38,980,900

Aerospace/Defense-Equipment - 0.6%

United Technologies Corp.	233,200	21,116,260

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	17,400	3,494,442
Monsanto Co.	147,800	14,932,234
Mosaic Co.	76,500	4,478,310

		22,904,986

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	182,100	5,801,706

Airlines - 0.1%

Southwest Airlines Co.	204,100	2,387,970

Apparel Manufacturers - 0.3%

Coach, Inc.	78,400	3,789,072
Ralph Lauren Corp.	16,900	2,931,643
VF Corp.	24,400	3,934,744

		10,655,459

Appliances - 0.1%

Whirlpool Corp.	21,500	2,428,425

Applications Software - 2.0%

Citrix Systems, Inc.†	51,600	3,658,440
Intuit, Inc.	77,000	4,964,960
Microsoft Corp.	2,094,600	58,229,880
Red Hat, Inc.†	53,500	2,718,335
Salesforce.com, Inc.†#	36,100	6,108,842

		75,680,457

Athletic Footwear - 0.3%

NIKE, Inc., Class B	201,800	10,990,028

Audio/Video Products - 0.0%

Harman International Industries, Inc.#	18,800	798,060

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	1,054,300	13,294,723

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	97,600	4,629,168

Auto/Truck Parts & Equipment-Original - 0.3%

BorgWarner, Inc.†	32,400	2,410,884
Delphi Automotive PLC	81,700	3,419,145
Johnson Controls, Inc.	189,100	5,950,977

		11,781,006

Banks-Commercial - 0.4%

BB&T Corp.	193,500	5,874,660
First Horizon National Corp.#	68,300	726,029
M&T Bank Corp.#	33,600	3,430,224
Regions Financial Corp.	390,700	2,988,855
Zions Bancorporation#	50,900	1,228,726

		14,248,494

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	323,100	8,768,934
Northern Trust Corp.	60,300	3,206,151
State Street Corp.	128,500	7,271,815

		19,246,900

Banks-Super Regional - 2.6%

Capital One Financial Corp.	160,800	8,205,624
Comerica, Inc.#	52,600	1,808,388
Fifth Third Bancorp	248,200	3,931,488
Huntington Bancshares, Inc.	236,600	1,663,298
KeyCorp	258,200	2,424,498
PNC Financial Services Group, Inc.	146,200	9,121,418
SunTrust Banks, Inc.	149,000	4,110,910
US Bancorp	520,000	17,669,600
Wells Fargo & Co.	1,353,800	47,491,304

		96,426,528

Beverages-Non-alcoholic - 2.1%

Coca-Cola Co.	1,066,600	41,298,752
Coca-Cola Enterprises, Inc.	74,600	2,669,188
Dr Pepper Snapple Group, Inc.	57,500	2,508,150
Monster Beverage Corp.†	41,200	2,077,716
PepsiCo, Inc.	427,700	32,406,829

		80,960,635

Beverages-Wine/Spirits - 0.2%

Beam, Inc.	44,000	2,685,320
Brown-Forman Corp., Class B#	41,900	2,749,478
Constellation Brands, Inc., Class A†	41,900	1,853,656
Crimson Wine Group, Ltd.†	5,480	44,114

		7,332,568

Brewery - 0.1%

Molson Coors Brewing Co., Class B#	43,100	1,905,451

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†	66,000	4,839,780
Scripps Networks Interactive, Inc., Class A#	24,000	1,513,200

		6,352,980

Building Products-Wood - 0.1%

Masco Corp.	98,700	1,900,962

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.#	77,200	1,721,560
Lennar Corp., Class A#	45,400	1,751,986
PulteGroup, Inc.†	94,000	1,802,920

		5,276,466

Cable/Satellite TV - 1.2%

Cablevision Systems Corp., Class A	59,700	835,203
Comcast Corp., Class A	734,800	29,237,692
DIRECTV†	167,100	8,049,207
Time Warner Cable, Inc.#	83,400	7,204,926

		45,327,028

Casino Hotels - 0.1%

Wynn Resorts, Ltd.#	22,000	2,571,800

Casino Services - 0.0%

International Game Technology	73,600	1,173,184

Cellular Telecom - 0.1%

MetroPCS Communications, Inc.†	87,600	858,480
Sprint Nextel Corp.†	830,800	4,818,640

		5,677,120

Chemicals-Diversified - 1.0%

Dow Chemical Co.	331,600	10,518,352
E.I. du Pont de Nemours & Co.#	257,800	12,348,620

FMC Corp.	38,000	2,289,880
LyondellBasell Industries NV, Class A	105,000	6,155,100
PPG Industries, Inc.	39,500	5,319,070

		36,631,022

Chemicals-Specialty - 0.3%

Eastman Chemical Co.	42,400	2,956,552
Ecolab, Inc.	72,900	5,580,495
International Flavors & Fragrances, Inc.	22,600	1,649,348
Sigma-Aldrich Corp.#	33,300	2,566,098

		12,752,493

Coal - 0.1%

CONSOL Energy, Inc.#	63,000	2,025,450
Peabody Energy Corp.	74,200	1,599,752

		3,625,202

Coatings/Paint - 0.1%

Sherwin-Williams Co.	23,700	3,829,683

Commercial Services - 0.1%

Iron Mountain, Inc.	46,100	1,590,450
Quanta Services, Inc.†	58,900	1,672,760

		3,263,210

Commercial Services-Finance - 1.0%

Automatic Data Processing, Inc.#	134,200	8,234,512
Equifax, Inc.#	33,100	1,824,472
H&R Block, Inc.#	75,000	1,864,500
Mastercard, Inc., Class A	29,600	15,327,472
Moody’s Corp.	53,600	2,576,016
Paychex, Inc.#	89,400	2,959,140
Total System Services, Inc.	44,400	1,054,944
Western Union Co.	165,000	2,314,950

		36,156,006

Computer Aided Design - 0.1%

Autodesk, Inc.†	62,100	2,280,312

Computer Services - 2.1%

Accenture PLC, Class A	176,600	13,131,976
Cognizant Technology Solutions Corp., Class A†	83,000	6,371,910
Computer Sciences Corp.	43,000	2,065,290
International Business Machines Corp.	293,700	58,983,771

		80,552,947

Computer Software - 0.0%

Akamai Technologies, Inc.†	49,100	1,814,736

Computers - 3.5%

Apple, Inc.	260,100	114,808,140
Dell, Inc.	403,500	5,628,825
Hewlett-Packard Co.	543,700	10,950,118

		131,387,083

Computers-Integrated Systems - 0.1%

Teradata Corp.†	46,800	2,717,208

Computers-Memory Devices - 0.7%

EMC Corp.†	582,500	13,403,325
NetApp, Inc.†	99,100	3,352,553
SanDisk Corp.†	66,900	3,371,091
Seagate Technology PLC#	92,900	2,987,664
Western Digital Corp.	60,600	2,857,896

		25,972,529

Consulting Services - 0.0%

SAIC, Inc.#	78,500	927,870

Consumer Products-Misc. - 0.3%

Clorox Co.#	36,100	3,032,761
Kimberly-Clark Corp.#	108,200	10,201,096

		13,233,857

Containers-Metal/Glass - 0.1%

Ball Corp.	42,500	1,887,425
Owens-Illinois, Inc.†	45,500	1,160,250

		3,047,675

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.#	28,600	1,067,924
Sealed Air Corp.#	53,800	1,194,898

		2,262,822

Cosmetics & Toiletries - 2.1%

Avon Products, Inc.	119,500	2,336,225
Colgate-Palmolive Co.	122,800	14,052,004
Estee Lauder Cos., Inc., Class A	66,400	4,256,240
Procter & Gamble Co.	756,100	57,599,698

		78,244,167

Cruise Lines - 0.1%

Carnival Corp.	123,300	4,410,441

Data Processing/Management - 0.2%

Dun & Bradstreet Corp.#	12,300	991,380
Fidelity National Information Services, Inc.	68,900	2,594,085
Fiserv, Inc.†	36,900	3,029,859

		6,615,324

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.#	39,200	1,623,664
Patterson Cos., Inc.	23,100	839,454

		2,463,118

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	23,200	2,775,184

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	21,200	2,095,620

Distribution/Wholesale - 0.3%

Fastenal Co.#	74,600	3,851,598
Fossil, Inc.†#	14,900	1,531,273
Genuine Parts Co.#	42,900	3,047,187
WW Grainger, Inc.	16,500	3,736,590

		12,166,648

Diversified Banking Institutions - 3.9%

Bank of America Corp.	2,980,300	33,468,769
Citigroup, Inc.	810,900	34,033,473
Goldman Sachs Group, Inc.	122,200	18,300,672
JPMorgan Chase & Co.	1,051,200	51,424,704
Morgan Stanley	382,200	8,618,610

		145,846,228

Diversified Manufacturing Operations - 3.4%

3M Co.	176,000	18,304,000
Danaher Corp.	160,900	9,911,440
Dover Corp.#	49,500	3,630,825
Eaton Corp. PLC	127,700	7,913,569
General Electric Co.	2,899,700	67,331,034
Illinois Tool Works, Inc.	117,900	7,250,850
Ingersoll-Rand PLC	77,400	4,075,110
Leggett & Platt, Inc.#	39,100	1,195,678
Parker Hannifin Corp.	41,300	3,902,024
Pentair, Ltd.	58,100	3,094,987
Textron, Inc.#	77,900	2,247,415

		128,856,932

Diversified Operations - 0.1%

Leucadia National Corp.#	80,800	2,173,520

E-Commerce/Products - 1.2%

Amazon.com, Inc.†	100,200	26,479,854
eBay, Inc.†	322,000	17,606,960
Netflix, Inc.†	15,400	2,896,432

		46,983,246

E-Commerce/Services - 0.3%

Expedia, Inc.	25,700	1,640,688
priceline.com, Inc.†	13,800	9,488,604
TripAdvisor, Inc.†#	30,300	1,377,438

		12,506,730

Electric Products-Misc. - 0.3%

Emerson Electric Co.	200,200	11,351,340
Molex, Inc.#	38,200	1,058,522

		12,409,862

Electric-Generation - 0.1%

AES Corp.	170,700	1,983,534

Electric-Integrated - 2.9%

Ameren Corp.	67,100	2,267,309
American Electric Power Co., Inc.	134,200	6,279,218
CMS Energy Corp.	73,000	1,942,530
Consolidated Edison, Inc.	81,000	4,779,000
Dominion Resources, Inc.	158,900	8,898,400
DTE Energy Co.	47,600	3,179,680
Duke Energy Corp.#	194,700	13,482,975
Edison International	90,100	4,327,503
Entergy Corp.	49,100	3,056,966
Exelon Corp.#	236,200	7,319,838
FirstEnergy Corp.	115,600	4,563,888
Integrys Energy Group, Inc.#	21,500	1,216,255
NextEra Energy, Inc.	117,000	8,408,790
Northeast Utilities	86,800	3,603,068
Pepco Holdings, Inc.#	63,500	1,288,415
PG&E Corp.	118,900	5,069,896
Pinnacle West Capital Corp.	30,300	1,694,982
PPL Corp.	160,900	4,958,938
Public Service Enterprise Group, Inc.	139,900	4,559,341
SCANA Corp.#	36,400	1,777,776
Southern Co.	241,700	10,878,917
TECO Energy, Inc.#	56,300	971,175
Wisconsin Energy Corp.	63,600	2,626,680
Xcel Energy, Inc.	134,800	3,868,760

		111,020,300

Electronic Components-Misc. - 0.2%

Garmin, Ltd.#	30,200	1,037,068
Jabil Circuit, Inc.	51,700	968,341
TE Connectivity, Ltd.	116,800	4,687,184

		6,692,593

Electronic Components-Semiconductors - 1.5%

Advanced Micro Devices, Inc.†#	167,300	416,577
Altera Corp.	88,600	3,138,212
Broadcom Corp., Class A	143,500	4,894,785
First Solar, Inc.†#	16,600	429,110
Intel Corp.	1,376,000	28,689,600
LSI Corp.†	153,000	1,064,880
Microchip Technology, Inc.#	53,800	1,962,086
Micron Technology, Inc.†	281,400	2,360,946
NVIDIA Corp.	172,800	2,187,648
Texas Instruments, Inc.	309,900	10,651,263
Xilinx, Inc.	72,200	2,690,894

		58,486,001

Electronic Connectors - 0.1%

Amphenol Corp., Class A#	44,300	3,139,098

Electronic Forms - 0.1%

Adobe Systems, Inc.†	136,900	5,380,170

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	96,400	3,998,672
FLIR Systems, Inc.	41,500	1,093,110

		5,091,782

Electronic Security Devices - 0.1%

Tyco International, Ltd.	128,800	4,122,888

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	26,000	1,983,020

Engineering/R&D Services - 0.1%

Fluor Corp.	46,000	2,847,400
Jacobs Engineering Group, Inc.†	36,000	1,758,240

		4,605,640

Engines-Internal Combustion - 0.1%

Cummins, Inc.	48,900	5,666,043

Enterprise Software/Service - 1.0%

BMC Software, Inc.†	36,300	1,454,541
CA, Inc.	92,700	2,270,223
Oracle Corp.	1,039,400	35,609,844

		39,334,608

Entertainment Software - 0.0%

Electronic Arts, Inc.†	84,400	1,479,532

Filtration/Separation Products - 0.1%

Pall Corp.	30,700	2,093,126

Finance-Consumer Loans - 0.1%

SLM Corp.	127,800	2,424,366

Finance-Credit Card - 1.2%

American Express Co.	269,200	16,730,780
Discover Financial Services	139,600	5,378,788
Visa, Inc., Class A	144,200	22,875,888

		44,985,456

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.#	303,200	4,923,968
E*TRADE Financial Corp.†	71,200	762,552

		5,686,520

Finance-Other Services - 0.3%

CME Group, Inc.	84,800	5,072,736
IntercontinentalExchange, Inc.†	20,100	3,111,882
NASDAQ OMX Group, Inc.	32,400	1,025,784
NYSE Euronext	67,200	2,505,216

		11,715,618

Food-Confectionery - 0.2%

Hershey Co.#	41,400	3,450,276
J.M. Smucker Co.	30,000	2,859,000

		6,309,276

Food-Dairy Products - 0.0%

Dean Foods Co.†	51,200	849,920

Food-Meat Products - 0.1%

Hormel Foods Corp.#	37,100	1,387,911
Tyson Foods, Inc., Class A	79,400	1,799,998

		3,187,909

Food-Misc./Diversified - 1.3%

Campbell Soup Co.#	49,600	2,041,536
ConAgra Foods, Inc.	112,700	3,844,197
General Mills, Inc.	178,400	8,251,000
H.J. Heinz Co.#	88,700	6,424,541
Kellogg Co.	68,400	4,138,200
Kraft Foods Group, Inc.	163,800	7,939,386
McCormick & Co., Inc.#	36,600	2,462,082

Mondelez International, Inc., Class A	491,400	13,587,210

		48,688,152

Food-Retail - 0.3%

Kroger Co.	142,100	4,150,741
Safeway, Inc.#	66,300	1,581,918
Whole Foods Market, Inc.	47,700	4,084,074

		9,816,733

Food-Wholesale/Distribution - 0.1%

Sysco Corp.#	162,500	5,226,000

Gas-Distribution - 0.3%

AGL Resources, Inc.	32,600	1,302,696
CenterPoint Energy, Inc.	118,200	2,533,026
NiSource, Inc.	85,700	2,373,890
Sempra Energy	62,200	4,836,672

		11,046,284

Gold Mining - 0.1%

Newmont Mining Corp.	137,300	5,531,817

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†#	23,800	2,282,896

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	79,500	1,855,530

Hotels/Motels - 0.2%

Marriott International, Inc., Class A	68,100	2,686,545
Starwood Hotels & Resorts Worldwide, Inc.	54,200	3,269,886
Wyndham Worldwide Corp.	38,800	2,337,312

		8,293,743

Human Resources - 0.0%

Robert Half International, Inc.	38,900	1,382,895

Independent Power Producers - 0.1%

NRG Energy, Inc.	89,100	2,138,400

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	38,500	3,478,090

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	58,900	5,085,426
Airgas, Inc.#	19,400	1,945,432
Praxair, Inc.	82,200	9,292,710

		16,323,568

Instruments-Controls - 0.4%

Honeywell International, Inc.	216,600	15,183,660

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	31,700	1,083,189
Thermo Fisher Scientific, Inc.	99,600	7,350,480
Waters Corp.†	24,000	2,225,280

		10,658,949

Insurance Brokers - 0.3%

Aon PLC	88,100	5,382,029
Marsh & McLennan Cos., Inc.	150,500	5,589,570

		10,971,599

Insurance-Life/Health - 0.6%

Aflac, Inc.	129,700	6,478,515
Lincoln National Corp.#	76,000	2,245,040
Principal Financial Group, Inc.#	76,300	2,411,843
Prudential Financial, Inc.	128,300	7,129,631
Torchmark Corp.#	26,200	1,472,178
Unum Group	76,100	1,862,167

		21,599,374

Insurance-Multi-line - 1.4%

ACE, Ltd.	94,000	8,026,660
Allstate Corp.	133,200	6,129,864
American International Group, Inc.†(1)	408,200	15,515,682
Assurant, Inc.	21,800	915,382
Cincinnati Financial Corp.#	40,500	1,822,905
Genworth Financial, Inc., Class A†	136,000	1,161,440
Hartford Financial Services Group, Inc.	120,600	2,847,366
Loews Corp.	86,000	3,707,460
MetLife, Inc.	301,700	10,692,248
XL Group PLC	83,100	2,379,984

		53,198,991

Insurance-Property/Casualty - 0.5%

Chubb Corp.	72,400	6,083,772
Progressive Corp.	153,800	3,746,568
Travelers Cos., Inc.	105,500	8,484,310

		18,314,650

Insurance-Reinsurance - 1.4%

Berkshire Hathaway, Inc., Class B†	504,400	51,529,504

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	21,900	2,068,017

Internet Security - 0.2%

Symantec Corp.†	191,900	4,498,136
VeriSign, Inc.†#	42,900	1,964,820

		6,462,956

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	56,900	3,905,047
BlackRock, Inc.	34,700	8,319,325
Franklin Resources, Inc.	38,200	5,395,750
Invesco, Ltd.	122,800	3,289,812
Legg Mason, Inc.#	32,400	923,400
T. Rowe Price Group, Inc.	70,500	5,018,895

		26,852,229

Linen Supply & Related Items - 0.0%

Cintas Corp.	29,400	1,290,660

Machinery-Construction & Mining - 0.5%

Caterpillar, Inc.	180,800	16,700,496
Joy Global, Inc.	29,300	1,855,862

		18,556,358

Machinery-Farming - 0.3%

Deere & Co.	108,300	9,511,989

Machinery-General Industrial - 0.1%

Roper Industries, Inc.	27,200	3,389,392

Machinery-Pumps - 0.1%

Flowserve Corp.	13,800	2,214,900
Xylem, Inc.	51,400	1,413,500

		3,628,400

Medical Information Systems - 0.1%

Cerner Corp.†	40,300	3,524,638

Medical Instruments - 0.7%

Boston Scientific Corp.†	379,700	2,805,983
Edwards Lifesciences Corp.†	31,900	2,741,167
Intuitive Surgical, Inc.†	11,000	5,608,790
Medtronic, Inc.	279,700	12,575,312
St. Jude Medical, Inc.	85,200	3,493,200

		27,224,452

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†#	26,200	2,321,320
Quest Diagnostics, Inc.	44,000	2,471,480

		4,792,800

Medical Products - 1.0%

Baxter International, Inc.	151,900	10,268,440
Becton, Dickinson and Co.#	54,500	4,799,270
CareFusion Corp.†	61,400	2,010,236
Covidien PLC	130,900	8,321,313

Hospira, Inc.†	45,700	1,344,951
Stryker Corp.	79,900	5,104,012
Varian Medical Systems, Inc.†#	30,300	2,140,089
Zimmer Holdings, Inc.	48,000	3,598,080

		37,586,391

Medical-Biomedical/Gene - 1.8%

Alexion Pharmaceuticals, Inc.†	53,700	4,657,938
Amgen, Inc.	212,200	19,397,202
Biogen Idec, Inc.†	65,400	10,878,636
Celgene Corp.†	117,000	12,072,060
Gilead Sciences, Inc.†	419,000	17,895,490
Life Technologies Corp.†	47,600	2,766,988

		67,668,314

Medical-Drugs - 5.9%

Abbott Laboratories	437,100	14,769,609
AbbVie, Inc.	437,100	16,137,732
Allergan, Inc.	85,000	9,215,700
Bristol-Myers Squibb Co.	456,400	16,873,108
Eli Lilly & Co.	282,400	15,435,984
Forest Laboratories, Inc.†	64,700	2,380,960
Johnson & Johnson	766,300	58,323,093
Merck & Co., Inc.	840,600	35,918,838
Pfizer, Inc.	2,035,900	55,722,583

		224,777,607

Medical-Generic Drugs - 0.2%

Actavis, Inc.†	35,300	3,006,148
Mylan, Inc.†	112,700	3,337,047
Perrigo Co.	24,400	2,761,348

		9,104,543

Medical-HMO - 0.9%

Aetna, Inc.	92,500	4,365,075
Cigna Corp.	79,100	4,624,186
Coventry Health Care, Inc.	37,200	1,687,392
Humana, Inc.	43,800	2,989,788
UnitedHealth Group, Inc.	282,500	15,099,625
WellPoint, Inc.#	84,000	5,223,120

		33,989,186

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†#	29,400	1,155,714

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	65,100	3,072,720
Cardinal Health, Inc.	94,000	4,343,740
McKesson Corp.	65,300	6,930,289

		14,346,749

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	40,200	7,500,918

Metal-Aluminum - 0.1%

Alcoa, Inc.#	295,100	2,514,252

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	262,500	8,379,000

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.#	41,900	1,066,774

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	62,600	3,294,638

Multimedia - 1.7%

News Corp., Class A	557,500	16,056,000
Time Warner, Inc.	261,800	13,919,906
Viacom, Inc., Class B	127,800	7,471,188
Walt Disney Co.	490,000	26,749,100

		64,196,194

Networking Products - 0.8%

Cisco Systems, Inc.	1,468,100	30,609,885

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	82,700	2,600,088
Waste Management, Inc.#	120,600	4,500,792

		7,100,880

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.#	55,500	727,050
Xerox Corp.	349,400	2,833,634

		3,560,684

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	27,500	1,123,375

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.#	19,200	1,337,856
Ensco PLC, Class A	64,200	3,860,988
Helmerich & Payne, Inc.	29,200	1,934,792
Nabors Industries, Ltd.	80,300	1,345,828
Noble Corp.	69,900	2,503,818
Rowan Cos. PLC, Class A†#	34,300	1,186,437

		12,169,719

Oil Companies-Exploration & Production - 2.2%

Anadarko Petroleum Corp.	138,200	10,997,956
Apache Corp.	108,200	8,036,014
Cabot Oil & Gas Corp.	58,000	3,594,260
Chesapeake Energy Corp.#	143,400	2,890,944
Denbury Resources, Inc.†#	107,000	1,938,840
Devon Energy Corp.	104,200	5,653,892
EOG Resources, Inc.	74,900	9,415,679
EQT Corp.	41,400	2,611,926
Newfield Exploration Co.†	37,400	864,688
Noble Energy, Inc.	49,200	5,452,836
Occidental Petroleum Corp.	224,000	18,441,920
Pioneer Natural Resources Co.#	36,600	4,604,646
QEP Resources, Inc.	49,300	1,501,678
Range Resources Corp.#	45,000	3,456,000
Southwestern Energy Co.†	96,600	3,310,482
WPX Energy, Inc.†#	55,100	781,869

		83,553,630

Oil Companies-Integrated - 5.9%

Chevron Corp.	541,200	63,401,580
ConocoPhillips	335,700	19,453,815
Exxon Mobil Corp.	1,260,700	112,895,685
Hess Corp.	82,200	5,466,300
Marathon Oil Corp.	195,300	6,542,550
Murphy Oil Corp.	51,100	3,110,968
Phillips 66	173,000	10,892,080

		221,762,978

Oil Field Machinery & Equipment - 0.4%

Cameron International Corp.†	68,200	4,345,704
FMC Technologies, Inc.†	65,700	3,410,487
National Oilwell Varco, Inc.	118,000	8,039,340

		15,795,531

Oil Refining & Marketing - 0.4%

Marathon Petroleum Corp.	93,800	7,774,144
Tesoro Corp.#	38,800	2,182,112
Valero Energy Corp.	153,100	6,979,829

		16,936,085

Oil-Field Services - 1.2%

Baker Hughes, Inc.	121,600	5,450,112
Halliburton Co.	256,600	10,651,466
Schlumberger, Ltd.	367,100	28,578,735

		44,680,313

Paper & Related Products - 0.2%

International Paper Co.	121,400	5,342,814
MeadWestvaco Corp.	48,300	1,724,793

		7,067,607

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	225,800	12,850,278

Pipelines - 0.5%

Kinder Morgan, Inc.	174,900	6,483,543
ONEOK, Inc.	56,600	2,546,434
Spectra Energy Corp.	184,100	5,346,264
Williams Cos., Inc.	186,300	6,466,473

		20,842,714

Publishing-Books - 0.1%

McGraw-Hill Cos., Inc.	76,800	3,575,040

Publishing-Newspapers - 0.0%

Gannett Co., Inc.#	63,500	1,274,445
Washington Post Co., Class B#	1,200	478,248

		1,752,693

Quarrying - 0.0%

Vulcan Materials Co.	35,800	1,823,294

Real Estate Investment Trusts - 2.1%

American Tower Corp.	109,300	8,481,680
Apartment Investment & Management Co., Class A	40,200	1,190,724
AvalonBay Communities, Inc.	31,600	3,944,628
Boston Properties, Inc.	41,700	4,331,796
Equity Residential	89,000	4,898,560
HCP, Inc.	125,000	6,110,000
Health Care REIT, Inc.	71,800	4,605,252
Host Hotels & Resorts, Inc.	200,400	3,340,668
Kimco Realty Corp.#	112,700	2,453,479
Plum Creek Timber Co., Inc.#	44,700	2,167,950
Prologis, Inc.	127,500	4,964,850
Public Storage#	39,900	6,033,279
Simon Property Group, Inc.	85,500	13,582,530
Ventas, Inc.	81,700	5,782,726
Vornado Realty Trust	46,800	3,753,828
Weyerhaeuser Co.	149,700	4,402,677

		80,044,627

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	83,400	2,015,778

Retail-Apparel/Shoe - 0.4%

Abercrombie & Fitch Co., Class A#	22,000	1,025,860
Gap, Inc.	82,200	2,706,024
Limited Brands, Inc.	66,200	3,013,424
PVH Corp.	21,600	2,631,960
Ross Stores, Inc.	61,500	3,564,540
Urban Outfitters, Inc.†	30,300	1,227,756

		14,169,564

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	10,200	3,877,530
O’Reilly Automotive, Inc.†	31,700	3,225,158

		7,102,688

Retail-Automobile - 0.1%

AutoNation, Inc.†	10,800	472,716
CarMax, Inc.†#	63,300	2,431,353

		2,904,069

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	63,400	3,597,950

Retail-Building Products - 1.1%

Home Depot, Inc.	413,400	28,317,900
Lowe’s Cos., Inc.	311,000	11,864,650

		40,182,550

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A#	33,500	839,510

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.#	73,900	1,212,699

Retail-Discount - 1.7%

Costco Wholesale Corp.	119,600	12,114,284
Dollar General Corp.†	72,600	3,364,284
Dollar Tree, Inc.†	62,800	2,837,618
Family Dollar Stores, Inc.#	26,500	1,525,075
Target Corp.	180,000	11,332,800
Wal-Mart Stores, Inc.	462,500	32,735,750

		63,909,811

Retail-Drug Store - 0.7%

CVS Caremark Corp.	344,700	17,621,064
Walgreen Co.	237,600	9,727,344

		27,348,408

Retail-Jewelry - 0.1%

Tiffany & Co.#	33,000	2,216,280

Retail-Major Department Stores - 0.3%

J.C. Penney Co., Inc.#	39,400	692,258
Nordstrom, Inc.#	42,100	2,282,662
TJX Cos., Inc.	201,700	9,070,449

		12,045,369

Retail-Office Supplies - 0.1%

Staples, Inc.#	186,300	2,455,434

Retail-Pet Food & Supplies - 0.1%

PetSmart, Inc.	29,700	1,933,767

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.#	58,500	2,696,850
Macy’s, Inc.	109,300	4,492,230

		7,189,080

Retail-Restaurants - 1.3%

Chipotle Mexican Grill, Inc.†#	8,700	2,756,073
Darden Restaurants, Inc.#	35,600	1,647,212
McDonald’s Corp.	277,600	26,621,840
Starbucks Corp.	205,600	11,270,992
Yum! Brands, Inc.	124,900	8,178,452

		50,474,569

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.†	67,700	878,746

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	131,500	1,120,380
People’s United Financial, Inc.#	96,100	1,258,910

		2,379,290

Schools - 0.0%

Apollo Group, Inc., Class A†#	27,700	467,299

Security Services - 0.1%

ADT Corp.	64,300	3,079,327

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	83,300	3,766,826
Linear Technology Corp.	64,000	2,447,360
QUALCOMM, Inc.	471,200	30,924,856

		37,139,042

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	331,200	4,537,440
KLA-Tencor Corp.	46,000	2,518,960
Lam Research Corp.†	44,900	1,899,270

Teradyne, Inc.†#	51,900	869,844

		9,825,514

Steel-Producers - 0.1%

Nucor Corp.	87,800	3,955,390
United States Steel Corp.#	39,900	831,516

		4,786,906

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	29,700	904,959

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	408,700	5,153,707
JDS Uniphase Corp.†	64,700	916,152

		6,069,859

Telecommunication Equipment - 0.1%

Harris Corp.	31,400	1,509,398
Juniper Networks, Inc.†	142,600	2,948,968

		4,458,366

Telephone-Integrated - 2.7%

AT&T, Inc.	1,570,600	56,400,246
CenturyLink, Inc.#	172,600	5,984,042
Frontier Communications Corp.#	276,100	1,143,054
Verizon Communications, Inc.	789,200	36,721,476
Windstream Corp.#	162,600	1,396,734

		101,645,552

Television - 0.2%

CBS Corp., Class B	163,400	7,089,926

Tobacco - 1.8%

Altria Group, Inc.	560,000	18,788,000
Lorillard, Inc.	107,400	4,139,196
Philip Morris International, Inc.	461,900	42,379,325
Reynolds American, Inc.#	89,600	3,913,728

		69,220,249

Tools-Hand Held - 0.1%

Snap-on, Inc.	16,100	1,292,347
Stanley Black & Decker, Inc.	46,700	3,675,290

		4,967,637

Toys - 0.1%

Hasbro, Inc.#	32,000	1,280,640
Mattel, Inc.	94,900	3,867,175

		5,147,815

Transport-Rail - 0.8%

CSX Corp.	285,200	6,542,488
Norfolk Southern Corp.	87,400	6,384,570
Union Pacific Corp.	130,100	17,838,011

		30,765,069

Transport-Services - 0.8%

C.H. Robinson Worldwide, Inc.	44,600	2,543,092
Expeditors International of Washington, Inc.	57,800	2,245,530
FedEx Corp.	80,800	8,518,744
Ryder System, Inc.	14,100	792,420
United Parcel Service, Inc., Class B	197,900	16,356,435

		30,456,221

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	56,100	4,202,451

Web Portals/ISP - 1.7%

Google, Inc., Class A†	73,600	58,968,320
Yahoo!, Inc.†	287,800	6,133,018

		65,101,338

Wireless Equipment - 0.3%

Crown Castle International Corp.†	81,100	5,660,780
Motorola Solutions, Inc.	77,600	4,827,496

		10,488,276

Total Long-Term Investment Securities
(cost $2,579,683,170)		3,744,142,143

SHORT-TERM INVESTMENT SECURITIES - 6.0%
Registered Investment Companies - 5.9%

State Street Navigator Securities Lending Prime Portfolio(2)	223,379,711	223,379,711

U.S. Government Treasuries - 0.1%

United States Treasury Bills Disc. Notes 0.06% due 03/14/13(3)	$4,500,000	4,499,903

Total Short-Term Investment Securities
(cost $227,879,614)		227,879,614

REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co. Joint Repurchase Agreement(4)
(cost $20,878,000)	20,878,000	20,878,000

TOTAL INVESTMENTS
(cost $2,828,440,784)(5)	105.7%	3,992,899,757
Liabilities in excess of other assets	(5.7)	(215,515,966)

NET ASSETS	100.0%	$3,777,383,791

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 4).
(2)	At February 28, 2013, the Fund had loaned securities with a total value of $222,530,528. This was secured by collateral of $223,379,711, which was received in cash and subsequently invested in short-term investments currently valued at $223,379,711 as reported in the portfolio of investments. Additional collateral of $4,657,542 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2013
United States Treasury Notes/Bonds	0.13% to 4.50%	12/31/2013 to 6/30/2017	$4,657,542

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2013	Unrealized Appreciation (Depreciation)

450	Long	S&P 500 E-Mini Index	March 2013	$32,772,700	$34,049,250	$1,276,550

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Drugs	$224,777,607	$—	$—	$224,777,607
Oil Companies - Integrated	221,762,978	—	—	221,762,978
Other Industries*	3,297,601,558	—	—	3,297,601,558
Short-Term Investment Securities:
Registered Investment Companies	223,379,711	—	—	223,379,711
U.S. Government Treasuries	—	4,499,903	—	4,499,903
Repurchase Agreement	—	20,878,000	—	20,878,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,276,550	—	—	1,276,550

Total	$3,968,798,404	$25,377,903	$—	$3,994,176,307

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund PORTFOLIO OF INVESTMENTS - February 28, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.6%
Aerospace/Defense - 1.6%

Boeing Co.	12,967	$997,162
Spirit Aerosystems Holdings, Inc., Class A†	37,200	647,652

		1,644,814

Aerospace/Defense-Equipment - 1.1%

United Technologies Corp.	12,100	1,095,655

Agricultural Chemicals - 1.2%

Mosaic Co.	20,804	1,217,866

Applications Software - 1.2%

Microsoft Corp.	45,994	1,278,633

Auto-Cars/Light Trucks - 0.3%

General Motors Co.†	11,714	318,035

Auto-Heavy Duty Trucks - 0.7%

PACCAR, Inc.	15,120	717,142

Banks-Commercial - 1.2%

BB&T Corp.	39,460	1,198,006

Banks-Super Regional - 5.7%

PNC Financial Services Group, Inc.	35,538	2,217,216
Wells Fargo & Co.	103,621	3,635,024

		5,852,240

Beverages-Non-alcoholic - 1.0%

PepsiCo, Inc.	14,162	1,073,055

Brewery - 1.1%

Anheuser-Busch InBev NV ADR	11,450	1,076,186

Cable/Satellite TV - 1.3%

Comcast Corp., Class A	32,449	1,291,146

Chemicals-Diversified - 1.8%

Dow Chemical Co.	29,653	940,593
E.I. du Pont de Nemours & Co.	17,962	860,380

		1,800,973

Computers - 0.4%

Hewlett-Packard Co.	21,294	428,861

Computers-Memory Devices - 1.6%

EMC Corp.†	60,400	1,389,804
NetApp, Inc.†	8,700	294,321

		1,684,125

Diversified Banking Institutions - 7.9%

Citigroup, Inc.	42,070	1,765,678
Credit Suisse Group AG ADR	21,319	570,496
Goldman Sachs Group, Inc.	11,037	1,652,901
JPMorgan Chase & Co.	85,127	4,164,413

		8,153,488

Diversified Manufacturing Operations - 6.6%

3M Co.	10,460	1,087,840
Eaton Corp. PLC	23,870	1,479,224
General Electric Co.	92,249	2,142,022
Illinois Tool Works, Inc.	16,757	1,030,555
Ingersoll-Rand PLC	19,414	1,022,147

		6,761,788

Electric-Integrated - 3.4%

Edison International	19,244	924,289
Entergy Corp.	11,565	720,037
NextEra Energy, Inc.	7,320	526,089
Northeast Utilities	22,974	953,651
PPL Corp.	10,770	331,931

		3,455,997

Electronic Components-Semiconductors - 2.3%

Intel Corp.	60,112	1,253,335
Xilinx, Inc.	29,591	1,102,857

		2,356,192

Electronic Security Devices - 0.6%

Tyco International, Ltd.	20,030	641,160

Finance-Other Services - 1.1%

IntercontinentalExchange, Inc.†	7,600	1,176,632

Food-Misc./Diversified - 1.3%

General Mills, Inc.	18,576	859,140
Kraft Foods Group, Inc.	9,061	439,187

		1,298,327

Gold Mining - 0.5%

Barrick Gold Corp.	16,800	508,032

Home Decoration Products - 0.9%

Newell Rubbermaid, Inc.	38,400	896,256

Insurance Brokers - 1.7%

Marsh & McLennan Cos., Inc.	48,085	1,785,877

Insurance-Life/Health - 1.1%

Principal Financial Group, Inc.	36,519	1,154,366

Insurance-Multi-line - 2.1%

ACE, Ltd.	25,264	2,157,293

Insurance-Property/Casualty - 0.9%

Chubb Corp.	11,228	943,489

Insurance-Reinsurance - 1.1%

Swiss Re AG	13,927	1,113,655

Investment Management/Advisor Services - 2.9%

Ameriprise Financial, Inc.	18,771	1,288,254
BlackRock, Inc.	7,208	1,728,118

		3,016,372

Medical Products - 2.5%

Baxter International, Inc.	18,120	1,224,912
Covidien PLC	21,592	1,372,603

		2,597,515

Medical-Biomedical/Gene - 1.1%

Amgen, Inc.	12,396	1,133,118

Medical-Drugs - 6.3%

Johnson & Johnson	14,173	1,078,707
Merck & Co., Inc.	45,898	1,961,222
Pfizer, Inc.	74,414	2,036,711
Roche Holding AG	6,389	1,463,478

		6,540,118

Medical-Generic Drugs - 0.8%

Teva Pharmaceutical Industries, Ltd. ADR	22,237	831,664

Medical-HMO - 1.2%

UnitedHealth Group, Inc.	23,935	1,279,326

Medical-Hospitals - 0.4%

HCA Holdings, Inc.	11,260	417,633

Multimedia - 1.0%

Thomson Reuters Corp.	32,730	1,000,883

Networking Products - 2.9%

Cisco Systems, Inc.	143,499	2,991,954

Oil & Gas Drilling - 0.5%

Noble Corp.	14,760	528,703

Oil Companies-Exploration & Production - 3.6%

Anadarko Petroleum Corp.	13,360	1,063,189
EOG Resources, Inc.	2,800	351,988
Occidental Petroleum Corp.	19,200	1,580,736
Southwestern Energy Co.†	21,879	749,793

		3,745,706

Oil Companies-Integrated - 7.5%

Chevron Corp.	30,486	3,571,435
Exxon Mobil Corp.	25,737	2,304,748
Marathon Oil Corp.	30,507	1,021,985
Royal Dutch Shell PLC ADR, Class B	12,860	865,992

		7,764,160

Oil-Field Services - 1.4%

Halliburton Co.	34,900	1,448,699

Paper & Related Products - 1.0%

International Paper Co.	23,860	1,050,079

Retail-Auto Parts - 1.1%

AutoZone, Inc.†	2,900	1,102,435

Retail-Building Products - 2.3%

Home Depot, Inc.	15,034	1,029,829
Lowe’s Cos., Inc.	34,970	1,334,106

		2,363,935

Retail-Drug Store - 1.4%

CVS Caremark Corp.	28,034	1,433,098

Retail-Major Department Stores - 0.8%

Nordstrom, Inc.	14,155	767,484

Retail-Regional Department Stores - 0.8%

Kohl’s Corp.	17,653	813,803

Rubber-Tires - 0.5%

Goodyear Tire & Rubber Co.†	42,450	551,001

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	23,619	1,068,051

Steel-Producers - 1.3%

Nucor Corp.	13,580	611,779
Steel Dynamics, Inc.	49,411	754,506

		1,366,285

Telephone-Integrated - 2.3%

AT&T, Inc.	65,378	2,347,724

Television - 0.7%

CBS Corp., Class B	16,685	723,962

Tobacco - 1.4%

Philip Morris International, Inc.	16,152	1,481,946

Tools-Hand Held - 1.2%

Stanley Black & Decker, Inc.	16,038	1,262,191

Total Long-Term Investment Securities
(cost $88,505,216)		102,707,134

REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co. bearing interest at 0.01%, dated 02/28/2013 to be repurchased 03/01/2013 in the amount of $511,000 and collateralized by $535,000 Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $524,993 (cost $511,000)	$511,000	511,000

TOTAL INVESTMENTS
(cost $89,016,216)(1)	100.1%	103,218,134
Liabilities in excess of other assets	(0.1)	(68,228)

NET ASSETS	100.0%	$103,149,906

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR-	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$5,852,240	$—	$—	$5,852,240
Diversified Banking Institutions	8,153,488	—	—	8,153,488
Diversified Manufacturing Operations	6,761,788	—	—	6,761,788
Medical - Drugs	6,540,118	—	—	6,540,118
Oil Companies-Integrated	7,764,160	—	—	7,764,160
Other Industries*	67,635,340	—	—	67,635,340
Repurchase Agreement	—	511,000	—	511,000

Total	$102,707,134	$511,000	$—	$103,218,134

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 28, 2013 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of February 28, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“Forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments:

The following tables represent the value of derivatives held as of February 28, 2013, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of February 28, 2013, please refer to the Portfolio of Investments.

	Asset Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(4)	$—	$32,200
Interest rate contracts
Future contracts (variation margin)(3)	—	—

	$—	$32,200

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,977,372
(3)	The average value outstanding for interest rate futures contracts was $1,026,694
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(161,725)

as reported in the Portfolio of Investments.

	Dynamic Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$8,375

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding since the Fund’s inception date for equity futures contracts was $3,299,053
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $(4,524)

as reported in the Portfolio of Investments.

Emerging Economies Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)	$—	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,467,205

Global Real Estate Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $7,379.

	Global Social Awareness Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$2,000

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $4,466,316
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $58,869 as reported in the Portfolio of Investments.

	Global Strategy Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$5,045,885	$809,452

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $165,788,350

Growth Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)	$—	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $870,943

	Health Sciences Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)(3)
Call and put options purchased, at value	$—	$—
Call and put options written, at value	—	1,851,625

	$—	$1,851,625

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $51,019
(3)	The average value outstanding for equity written options contracts was $3,014,359

	International Equities Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$27,553

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $18,366,725
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $210,019 as reported in the Portfolio of Investments.

International Government Bond Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $1,755,565

	Mid Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$52,690

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $41,247,720
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $1,259,057 as reported in the Portfolio of Investments.

	NASDAQ-100 Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$6,750

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $7,758,444
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $4,472 as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$21,230	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $26,017,431
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $780,701 as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$56,250

(1)	The Fund’s derivative contracts held during the period ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $46,041,436.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $1,276,550 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended February 28, 2013. The Global Real Estate Fund and International Government Bond Fund used Forward Foreign Currency Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. The Global Strategy Fund used Forward Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of February 28, 2013, the Global Strategy Fund had open forward contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended February 28, 2013, the Asset Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets. As of February 28, 2013, the following Funds had open futures contracts: Asset Allocation Fund, Dynamic Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended February 28, 2013, the Health Sciences Fund used options contracts to generate income or seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of February 28, 2013, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended February 28, 2013 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2012	6,255	3,763,808
Options Written	6,839	3,744,107
Options terminated in closing purchase transactions	(4,000)	(2,362,397)
Options exercised	(917)	(593,386)
Options expired	(4,740)	(2,663,228)

Options Outstanding as of February 28, 2013	3,437	1,888,904

Note 3. Repurchase Agreements

As of February 28, 2013, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.51%	$1,261,000
Government Securities	0.10%	256,000
Growth & Income	0.92%	2,285,000
Large Capital Growth	1.79%	4,470,000
Mid Cap Index	18.75%	46,715,000
Nasdaq-100® Index	2.59%	6,462,000
Small Cap Index	5.30%	13,217,000
Stock Index	8.38%	20,878,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated February 28, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $249,189,000, a repurchase price of $249,189,069, and a maturity date of March 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.38%	11/15/2015	$3,740,000	$3,749,911
U.S. Treasury Notes	0.50%	07/31/2017	43,395,000	43,143,960
U.S. Treasury Notes	1.00%	03/31/2017	202,935,000	207,280,650

As of February 28, 2013, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	30.41%	$30,408,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated February 28, 2013, bearing interest at a rate of 0.14% per annum, with a principal amount of $100,000,000, a repurchase price of 100,000,389 and a maturity date of March 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	0.13%	07/15/2022	$93,901,100	$102,000,070

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of securities issued by American International Group (“AIG”) or an affiliate thereof. During the period ended February 28, 2013, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Market Value at 05/31/12	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/13
VALIC Co. I Blue Chip Growth Fund	$—	$—	$—	$1,167,000	$664	$(3)	$24,031	$1,190,364
VALIC Co. I Broad Cap Value Income Fund	—	—	—	1,167,000	664	(4)	28,300	1,194,632
VALIC Co. I Capital Conservation Fund	—	—	—	1,633,801	930	1	4,327	1,637,199
VALIC Co. I Dividend Value Fund	—	—	—	700,200	398	(4)	16,500	716,298
VALIC Co. I Emerging Economies Fund	—	—	—	700,199	398	(3)	6,496	706,294
VALIC Co. I Foreign Value Fund	—	—	—	700,200	398	(3)	(7,171)	692,628
VALIC Co. I Global Real Estate Fund	—	—	—	466,801	266	2	8,428	474,965
VALIC Co. I Government Securities Fund	—	—	—	1,633,801	930	2	3,269	1,636,142
VALIC Co. I Growth Fund	—	—	—	1,167,000	664	(4)	22,509	1,188,841
VALIC Co. I Growth & Income Fund	—	—	—	700,200	398	(3)	10,315	710,114
VALIC Co. I Inflation Protected Fund	—	—	—	466,801	266	—	(145)	466,390
VALIC Co. I International Equities Fund	—	—	—	933,600	531	(3)	9,562	942,628
VALIC Co. I International Government Bond Fund	—	—	—	233,400	133	—	(2,996)	230,271
VALIC Co. I International Growth Fund	—	—	—	700,199	398	(3)	7,545	707,343
VALIC Co. I Large Cap Core Fund	—	—	—	700,200	398	(1)	21,022	720,823
VALIC Co. I Stock Index Fund	—	—	—	3,501,002	1,992	(12)	88,136	3,587,134
VALIC Co. I Value Fund	—	—	—	1,167,000	664	(4)	34,009	1,200,341
VALIC Co. II Capital Appreciation Fund	—	—	—	700,200	398	(2)	12,092	711,892
VALIC Co. II Core Bond Fund	—	—	—	1,400,401	797	1	4,730	1,404,335
VALIC Co. II High Yield Bond Fund	—	—	—	233,400	133	—	1,473	234,740
VALIC Co. II Large Cap Value Fund	—	—	—	700,200	398	(3)	19,996	719,795
VALIC Co. II Mid Cap Growth Fund	—	—	—	700,200	398	(3)	14,090	713,889
VALIC Co. II Mid Cap Value Fund	—	—	—	700,200	398	(1)	20,531	720,332
VALIC Co. II Small Cap Growth Fund	—	—	—	466,801	266	(1)	12,845	479,379
VALIC Co. II Small Cap Value Fund	—	—	—	466,801	266	(1)	16,193	482,727
VALIC Co. II Strategic Bond Fund	—	—	—	233,400	133	—	572	233,839

	$—	$—	$—	$23,340,007	$13,279	$(52)	$376,659	$23,703,335

Stock Index Fund

Security	Market Value at 05/31/12	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/13
American International Group, Inc. Common Stock	$5,261,154	$—	$—	$8,011,754	$233,401	$(3,594,246)	$6,070,421	$15,515,682

Note 5. Federal Income Taxes

As of February 28, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$144,906,810	$17,309,098	$(2,543,441)	$14,765,657
Blue Chip Growth	343,970,794	144,420,525	(2,966,103)	141,454,422
Broad Cap Value Income	30,737,466	6,391,623	(669,069)	5,722,554
Capital Conservation	235,256,322	6,315,486	(722,708)	5,592,778
Core Equity	221,578,326	34,834,429	(6,543,586)	28,290,843
Dividend Value	452,571,549	82,741,728	(5,364,333)	77,377,395
Dynamic Allocation	28,619,335	396,239	(10,312)	385,927
Emerging Economies	658,319,752	100,495,177	(14,911,358)	85,583,819
Foreign Value	886,942,910	115,583,056	(98,997,747)	16,585,309
Global Real Estate	333,187,897	57,594,517	(6,921,022)	50,673,495
Global Social Awareness	274,697,601	40,632,960	(13,407,603)	27,225,357
Global Strategy	407,954,137	63,104,952	(19,407,731)	43,697,221
Government Securities	136,562,296	5,814,068	(229,001)	5,585,067
Growth	758,176,116	119,228,806	(11,620,656)	107,608,150
Growth & Income	88,536,121	7,199,037	(3,181,841)	4,017,196
Health Sciences	249,816,613	120,981,982	(13,862,193)	107,119,789
Inflation Protected	390,074,625	49,632,383	(536,060)	49,096,323
International Equities	964,603,304	125,899,371	(72,323,941)	53,575,430
International Government Bond*	185,995,128	7,608,000	(4,550,476)	3,057,524
International Growth	539,832,635	105,264,305	(18,924,796)	86,339,509
Large Cap Core	136,423,760	25,810,775	(1,468,753)	24,342,022
Large Capital Growth	337,465,929	37,738,294	(7,084,166)	30,654,128
Mid Cap Index	2,470,100,488	706,451,847	(211,645,403)	494,806,444
Mid Cap Strategic Growth	251,897,825	50,929,253	(18,816,350)	32,112,903
Money Market I	384,221,779	—	—	—
Nasdaq-100® Index	146,591,528	54,649,302	(4,374,021)	50,275,281
Science & Technology	772,751,692	86,198,608	(52,958,518)	33,240,090
Small Cap Aggressive Growth	72,170,298	13,452,107	(1,407,491)	12,044,616
Small Cap	316,897,873	89,811,301	(19,001,507)	70,809,794
Small Cap Index	913,247,185	247,283,661	(126,308,831)	120,974,830
Small Cap Special Values	231,818,165	32,952,881	(16,038,677)	16,914,204
Small -Mid Growth	106,748,645	16,053,507	(2,691,872)	13,361,635
Stock Index	2,922,011,374	1,391,246,928	(320,358,545)	1,070,888,383
Value	89,670,473	16,684,439	(3,136,778)	13,547,661

*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2012.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: April 26, 2013

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: April 26, 2013